UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Currency Income Advantage Fund

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Global Dividend Income Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Global Small-Cap Fund (formerly, Eaton Vance Tax-Managed Small-Cap Value Fund)

Eaton Vance Tax-Managed Value Fund

Eaton Vance U.S. Government Money Market Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Currency Income Advantage Fund

July 31, 2015 (Unaudited)

Eaton Vance Currency Income Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Currency Income Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $1,160,718 and the Fund owned 2.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Currency Income Advantage Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 36.3%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 8.2%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$387,555
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	15,100	205,689
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,911,667
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	413,636
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	139,463
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	52,600	736,061
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	75,391
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	174,462

Total Bangladesh			$4,043,924

Bosnia and Herzegovina — 0.0%(1)
Republic of Srpska, 1.50%, 6/9/25	BAM	51	$21,730

Total Bosnia and Herzegovina			$21,730

Colombia — 0.5%
Titulos De Tesoreria B, 5.25%, 11/11/15	COP	683,000	$237,530

Total Colombia			$237,530

Dominican Republic — 8.6%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	12,260	$287,522
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	6,000	142,017
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	7,000	178,679
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	13,800	366,500
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	1,800	47,804
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	6,500	181,380
Dominican Republic International Bond, 16.00%, 2/10/17(3)	DOP	87,000	2,114,390
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	900	28,730
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	28,600	912,979

Total Dominican Republic			$4,260,001

Iceland — 8.0%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$948,591
Republic of Iceland, 7.25%, 10/26/22	ISK	315,412	1,795,159
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,189,715

Total Iceland			$3,933,465

Philippines — 1.3%
Republic of the Philippines, 4.95%, 1/15/21	PHP	28,000	$643,397

Total Philippines			$643,397

Serbia — 3.8%
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	202,440	$1,879,159

Total Serbia			$1,879,159

Uruguay — 2.1%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	7,085	$247,794
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	1,000	33,164
Uruguay Notas Del Tesoro, 9.50%, 1/27/16	UYU	6,840	240,573
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	524,889

Total Uruguay			$1,046,420

Vietnam — 3.8%
Vietnam Government Bond, 7.80%, 3/31/16	VND	40,000,000	$1,868,378

Total Vietnam			$1,868,378

Total Foreign Government Bonds (identified cost $19,625,223)			$17,934,004

1

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.9%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(4)	UYU	13,560	$468,702

Total Supranational			$468,702

Total Foreign Corporate Bonds (identified cost $595,894)			$468,702

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value
Indian Rupee	Citibank, N.A.	INR 69,482	INR 67.79	7/4/16	$33,909

Total Options Purchased					$33,909

Total Currency Call Options Purchased (identified cost $34,911)					$33,909

Short-Term Investments — 62.1%

Foreign Government Securities — 26.6%

Security	Principal Amount (000’s omitted)		Value
Georgia — 2.4%
Georgia Treasury Bill, 0.00%, 1/7/16	GEL	2,796	$1,188,515

Total Georgia			$1,188,515

Iceland — 1.4%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	114,370	$621,991
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	15,960	86,057

Total Iceland			$708,048

Lebanon — 8.8%
Lebanon Treasury Bill, 0.00%, 9/17/15	LBP	3,817,580	$2,512,237
Lebanon Treasury Bill, 0.00%, 10/1/15	LBP	1,118,400	737,066
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	1,662,760	1,082,140

Total Lebanon			$4,331,443

Mexico — 2.1%
Mexico Cetes, 0.00%, 4/14/16	MXN	16,682	$1,010,812

Total Mexico			$1,010,812

Sri Lanka — 9.5%
Sri Lanka Treasury Bill, 0.00%, 9/18/15	LKR	22,080	$164,197
Sri Lanka Treasury Bill, 0.00%, 10/16/15	LKR	170,000	1,254,274
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	38,570	281,195
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	368,250	2,677,984
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	46,650	336,417

Total Sri Lanka			$4,714,067

Uruguay — 2.4%
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	33,084	$1,158,318
Monetary Regulation Bill, 0.00%, 5/17/16	UYU	1,330	42,151

Total Uruguay			$1,200,469

Total Foreign Government Securities (identified cost $13,636,725)			$13,153,354

2

U.S. Treasury Obligations — 30.9%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 9/17/15	$5,000	$4,999,765
U.S. Treasury Bill, 0.00%, 10/15/15(5)	10,300	10,299,269

Total U.S. Treasury Obligations (identified cost $15,299,638)		$15,299,034

Other — 4.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(6)	$2,280	$2,279,721

Total Other (identified cost $2,279,721)		$2,279,721

Total Short-Term Investments (identified cost $31,216,084)		$30,732,109

Total Investments — 99.4% (identified cost $51,472,112)		$49,168,724

Other Assets, Less Liabilities — 0.6%		$274,631

Net Assets — 100.0%		$49,443,355

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

COP	-	Colombian Peso

DOP	-	Dominican Peso

GEL	-	Georgian Lari

INR	-	Indian Rupee

ISK	-	Icelandic Krona

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $866,132 or 1.8% of the Portfolio’s net assets.

3

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $3,393,869 or 6.9% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $7,470.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Brazilian Real 2,519,000	United States Dollar 742,192	Morgan Stanley & Co. International PLC	$6,492	$—	$6,492
8/4/15	Brazilian Real 2,519,000	United States Dollar 739,794	Standard Chartered Bank	4,094	—	4,094
8/4/15	Euro 4,098,060	Polish Zloty 17,004,899	BNP Paribas	7,376	—	7,376
8/4/15	Euro 210,111	Polish Zloty 869,000	Standard Chartered Bank	—	(378)	(378)
8/4/15	Polish Zloty 17,873,899	Euro 4,314,910	BNP Paribas	405	—	405
8/4/15	United States Dollar 776,798	Brazilian Real 2,519,000	Morgan Stanley & Co. International PLC	—	(41,098)	(41,098)
8/4/15	United States Dollar 742,192	Brazilian Real 2,519,000	Standard Chartered Bank	—	(6,492)	(6,492)
8/18/15	Euro 2,725,426	Swedish Krona 25,358,000	BNP Paribas	—	(53,572)	(53,572)
8/18/15	Swedish Krona 16,989,000	Euro 1,812,024	BNP Paribas	20,603	—	20,603
8/18/15	United States Dollar 667,178	Chilean Peso 402,909,000	BNP Paribas	—	(70,383)	(70,383)
8/19/15	United States Dollar 1,019,932	Mexican Peso 15,426,979	Morgan Stanley & Co. International PLC	—	(63,522)	(63,522)
8/19/15	United States Dollar 1,012,094	Mexican Peso 15,315,000	Standard Chartered Bank	—	(62,626)	(62,626)
8/24/15	United States Dollar 2,234,077	Yuan Offshore Renminbi 13,925,000	BNP Paribas	483	—	483
8/26/15	Euro 1,944,533	United States Dollar 2,164,567	Bank of America, N.A.	28,406	—	28,406
9/4/15	Euro 1,885,514	British Pound Sterling 1,366,000	Standard Chartered Bank	61,178	—	61,178
9/8/15	United States Dollar 3,558,172	Philippine Peso 161,388,000	BNP Paribas	—	(33,935)	(33,935)
9/9/15	Euro 3,968,383	United States Dollar 4,428,001	Standard Chartered Bank	67,736	—	67,736

4

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/9/15	Euro 559,114	United States Dollar 628,679	Standard Chartered Bank	$14,352	$—	$14,352
9/9/15	United States Dollar 326,717	Indian Rupee 21,209,000	Bank of America, N.A.	2,828	—	2,828
9/9/15	United States Dollar 2,255,022	Indian Rupee 145,989,000	BNP Paribas	13,354	—	13,354
9/9/15	United States Dollar 369,234	Indian Rupee 23,969,000	BNP Paribas	3,196	—	3,196
9/14/15	Euro 664,000	United States Dollar 746,442	Citibank, N.A.	16,817	—	16,817
9/14/15	United States Dollar 725,072	New Turkish Lira 2,034,900	BNP Paribas	540	—	540
9/14/15	United States Dollar 205,986	New Turkish Lira 574,000	BNP Paribas	—	(1,307)	(1,307)
9/14/15	United States Dollar 1,345,019	New Turkish Lira 3,765,000	BNP Paribas	—	(2,482)	(2,482)
9/14/15	United States Dollar 497,139	New Turkish Lira 1,382,294	BNP Paribas	—	(4,235)	(4,235)
9/14/15	United States Dollar 1,970,348	Singapore Dollar 2,696,000	Standard Chartered Bank	—	(7,562)	(7,562)
9/14/15	United States Dollar 2,580,666	Yuan Offshore Renminbi 16,116,000	Bank of America, N.A.	1,119	—	1,119
9/17/15	United States Dollar 2,393,239	Chilean Peso 1,531,912,296	BNP Paribas	—	(130,561)	(130,561)
9/18/15	Euro 2,562,932	Norwegian Krone 22,514,000	BNP Paribas	—	(62,922)	(62,922)
9/21/15	United States Dollar 893,733	Mauritian Rupee 32,800,000	Standard Chartered Bank	30,807	—	30,807
9/22/15	United States Dollar 2,441,540	British Pound Sterling 1,535,000	Standard Chartered Bank	—	(45,229)	(45,229)
9/28/15	United States Dollar 597,461	Uruguayan Peso 16,000,000	Citibank, N.A.	—	(43,288)	(43,288)
9/29/15	Euro 1,665,100	Romanian Leu 7,441,000	BNP Paribas	22,778	—	22,778
9/29/15	Euro 824,386	Romanian Leu 3,684,000	BNP Paribas	11,274	—	11,274
10/1/15	United States Dollar 2,595,586	Colombian Peso 6,886,089,658	BNP Paribas	—	(212,554)	(212,554)
10/2/15	United States Dollar 724,475	Brazilian Real 2,519,000	Standard Chartered Bank	—	(3,678)	(3,678)
10/8/15	Euro 4,302,962	Polish Zloty 17,873,899	BNP Paribas	—	(471)	(471)
10/8/15	United States Dollar 621,774	Azerbaijani Manat 506,000	ICBC Standard Bank plc	—	(147,103)	(147,103)
10/13/15	Euro 159,649	Serbian Dinar 20,898,000	Citibank, N.A.	14,335	—	14,335
10/13/15	Euro 19,563	Serbian Dinar 2,553,000	Deutsche Bank AG	1,686	—	1,686
10/14/15	Euro 863,249	United States Dollar 956,380	BNP Paribas	7,377	—	7,377
10/21/15	Euro 19,653	United States Dollar 21,340	Morgan Stanley & Co. International PLC	—	(268)	(268)
10/27/15	United States Dollar 1,275,299	Indian Rupee 82,370,000	Deutsche Bank AG	—	(4,888)	(4,888)

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/28/15	United States Dollar 285,938	Zambian Kwacha 2,303,000	Standard Chartered Bank	$3,001	$—	$3,001
10/29/15	United States Dollar 364,564	Uruguayan Peso 10,000,000	Citibank, N.A.	—	(21,560)	(21,560)
11/3/15	United States Dollar 285,885	Zambian Kwacha 2,292,000	Standard Chartered Bank	710	—	710
11/3/15	United States Dollar 285,988	Zambian Kwacha 2,268,000	Standard Chartered Bank	—	(2,394)	(2,394)
11/6/15	United States Dollar 218,850	Zambian Kwacha 1,737,000	Standard Chartered Bank	—	(2,002)	(2,002)
11/6/15	United States Dollar 445,522	Zambian Kwacha 3,468,000	Standard Chartered Bank	—	(12,575)	(12,575)
12/16/15	United States Dollar 1,033,677	Zambian Kwacha 8,176,900	Standard Chartered Bank	—	(32,651)	(32,651)
1/13/16	New Turkish Lira 398,000	United States Dollar 144,415	BNP Paribas	7,097	—	7,097
1/13/16	New Turkish Lira 303,000	United States Dollar 111,307	BNP Paribas	6,766	—	6,766
1/13/16	New Turkish Lira 609,000	United States Dollar 216,303	BNP Paribas	6,186	—	6,186
1/13/16	New Turkish Lira 616,000	United States Dollar 226,136	Standard Chartered Bank	13,605	—	13,605
1/13/16	United States Dollar 781,094	New Turkish Lira 1,916,000	Bank of America, N.A.	—	(120,038)	(120,038)
1/13/16	United States Dollar 232,062	New Turkish Lira 566,580	Deutsche Bank AG	—	(36,582)	(36,582)
1/29/16	Euro 2,032,604	Serbian Dinar 260,275,000	Citibank, N.A.	90,949	—	90,949
2/10/16	United States Dollar 419,950	Zambian Kwacha 3,370,100	Citibank, N.A.	—	(18,166)	(18,166)
3/10/16	United States Dollar 195,512	Zambian Kwacha 1,595,000	Standard Chartered Bank	—	(7,628)	(7,628)
3/14/16	United States Dollar 187,553	Zambian Kwacha 1,537,000	ICBC Standard Bank plc	—	(6,800)	(6,800)
3/14/16	United States Dollar 848,430	Zambian Kwacha 7,025,000	Standard Chartered Bank	—	(22,278)	(22,278)

				$465,550	$(1,281,228)	$(815,678)

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Principal Amount of Contracts (000’s omitted)	Premiums Received
Outstanding, beginning of period	—	$—
Options written	522	3,915
Options exercised	(522)	(3,915)

Outstanding, end of period	—	$—

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency exchange contracts and currency options to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$33,909	$—
Forward foreign currency exchange contracts	465,550	1,281,228

Total	$499,459	$1,281,228

6

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,659,988

Gross unrealized appreciation	$212,278
Gross unrealized depreciation	(2,703,542)

Net unrealized depreciation	$(2,491,264)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$17,934,004	$—	$17,934,004
Foreign Corporate Bonds	—	468,702	—	468,702
Currency Call Options Purchased	—	33,909	—	33,909
Short-Term Investments -
Foreign Government Securities	—	13,153,354	—	13,153,354
U.S. Treasury Obligations	—	15,299,034	—	15,299,034
Other	—	2,279,721	—	2,279,721
Total Investments	$—	$49,168,724	$—	$49,168,724
Forward Foreign Currency Exchange Contracts	$—	$465,550	$—	$465,550
Total	$—	$49,634,274	$—	$49,634,274

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,281,228)	$—	$(1,281,228)
Total	$—	$(1,281,228)	$—	$(1,281,228)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

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Eaton Vance

Diversified Currency Income Fund

July 31, 2015 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $270,161,304 and the Fund owned 97.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 36.8%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 5.0%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,280,811
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	89,400	1,217,789
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,877,434
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,952,632
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	175,000	2,394,061
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	820,210
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,971,341
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	31,500	439,782
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,028,481

Total Bangladesh			$13,982,541

Bosnia and Herzegovina — 2.5%
Republic of Srpska, 1.50%, 6/30/23	BAM	2,277	$1,019,877
Republic of Srpska, 1.50%, 10/30/23	BAM	5,275	2,392,059
Republic of Srpska, 1.50%, 12/15/23	BAM	1,221	547,519
Republic of Srpska, 1.50%, 6/15/24	BAM	977	425,135
Republic of Srpska, 1.50%, 5/31/25	BAM	2,630	1,124,020
Republic of Srpska, 1.50%, 12/24/25	BAM	2,201	917,609
Republic of Srpska, 1.50%, 9/25/26	BAM	1,639	651,071

Total Bosnia and Herzegovina			$7,077,290

Colombia — 3.0%
Titulos De Tesoreria B, 7.00%, 9/11/19	COP	10,217,100	$3,705,991
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	13,092,200	4,654,313

Total Colombia			$8,360,304

Costa Rica — 1.7%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,233,563
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	531,806	886,544
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	294,806	544,401

Total Costa Rica			$4,664,508

Dominican Republic — 4.9%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(2)	DOP	56,710	$1,329,964
Dominican Republic International Bond, 11.50%, 5/10/24(2)	DOP	56,000	1,325,489
Dominican Republic International Bond, 14.00%, 4/30/21(2)	DOP	32,100	819,369
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	8,600	228,399
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	99,300	2,637,205
Dominican Republic International Bond, 15.95%, 6/4/21(2)	DOP	33,500	934,804
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	3,900	124,497
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	195,600	6,244,012

Total Dominican Republic			$13,643,739

Georgia — 0.3%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$217,235
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	212,524
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	222,545
Georgia Treasury Bond, 12.00%, 9/15/15	GEL	500	221,086

Total Georgia			$873,390

Iceland — 5.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,502,473
Republic of Iceland, 7.25%, 10/26/22	ISK	1,108,884	6,311,174
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,045,103

Total Iceland			$15,858,750

1

Security	Principal Amount (000’s omitted)		Value
Philippines — 0.9%
Republic of the Philippines, 4.95%, 1/15/21	PHP	106,000	$2,435,717

Total Philippines			$2,435,717

Romania — 2.4%
Romania Government Bond, 5.75%, 1/27/16	RON	26,440	$6,742,547

Total Romania			$6,742,547

Serbia — 4.3%
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	121,900	$1,134,137
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	200,130	1,876,202
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	1,119,362
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	625,470	5,994,385
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	935,715
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	91,480	849,167

Total Serbia			$11,908,968

Uruguay — 3.9%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	20,129	$704,002
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	4,986	168,331
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	3,000	99,493
Republic of Uruguay, 4.375%, 12/15/28(1)	UYU	8,778	283,016
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(1)	UYU	113,102	3,714,760
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	56,629	1,955,363
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	84,038	2,928,822
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	25,036	879,365

Total Uruguay			$10,733,152

Vietnam — 2.2%
Vietnam Government Bond, 5.60%, 4/15/16	VND	38,287,200	$1,763,812
Vietnam Government Bond, 5.90%, 3/15/16	VND	50,000,000	2,306,261
Vietnam Government Bond, 8.60%, 2/15/16	VND	44,840,200	2,096,062

Total Vietnam			$6,166,135

Total Foreign Government Bonds (identified cost $119,004,789)			$102,447,041

Foreign Corporate Bonds — 0.5%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.5%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	41,071	$1,419,599

Total Supranational			$1,419,599

Total Foreign Corporate Bonds (identified cost $1,804,863)			$1,419,599

Collateralized Mortgage Obligations — 0.3%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$205,885	$226,676
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.56%, 8/25/39(4)		569,640	642,664

Total Collateralized Mortgage Obligations (identified cost $802,071)			$869,340

2

Mortgage Pass-Throughs — 1.6%

Security	Principal Amount	Value
Federal National Mortgage Association:
1.93%, with maturity at 2035(5)	$930,334	$966,576
3.862%, with maturity at 2035(5)(6)	750,082	815,705
6.50%, with maturity at 2017	280	284
7.00%, with maturity at 2033	462,423	535,608
7.50%, with maturity at 2035	289,665	344,069
8.50%, with maturity at 2032	235,012	289,324

		$2,951,566

Government National Mortgage Association:
7.00%, with maturity at 2035(6)	$791,700	$950,534
8.00%, with maturity at 2016	6,429	6,465
9.00%, with various maturities to 2024	409,771	460,239

		$1,417,238

Total Mortgage Pass-Throughs (identified cost $4,061,828)		$4,368,804

U.S. Treasury Obligations — 17.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 9.875%, 11/15/15(6)	$48,100	$49,432,130

Total U.S. Treasury Obligations (identified cost $49,449,620)		$49,432,130

Currency Call Options Purchased — 0.0%(7)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	Citibank, N.A.	INR	205,193	INR	67.79	7/4/16	$100,139

Total Currency Call Options Purchased (identified cost $103,100)							$100,139

Short-Term Investments — 40.8%

Foreign Government Securities — 14.5%

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.5%
Letra Tesouro Nacional Bill, 0.00%, 10/1/15	BRL	14,775	$4,220,837

Total Brazil			$4,220,837

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	32,490	$175,186

Total Iceland			$175,186

Lebanon — 4.6%
Lebanon Treasury Bill, 0.00%, 12/10/15	LBP	14,011,500	$9,151,819
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	5,687,260	3,701,322

Total Lebanon			$12,853,141

3

Security	Principal Amount (000’s omitted)		Value
Mexico — 3.6%
Mexico Cetes, 0.00%, 9/17/15	MXN	80,900	$5,002,239
Mexico Cetes, 0.00%, 3/3/16	MXN	83,456	5,081,428

Total Mexico			$10,083,667

Sri Lanka — 4.7%
Sri Lanka Treasury Bill, 0.00%, 11/13/15	LKR	67,620	$496,494
Sri Lanka Treasury Bill, 0.00%, 12/4/15	LKR	319,510	2,337,366
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	444,000	3,244,738
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	71,620	518,795
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	78,150	564,202
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	340,340	2,454,367
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	475,900	3,428,025

Total Sri Lanka			$13,043,987

Total Foreign Government Securities (identified cost $41,499,696)			$40,376,818

U.S. Treasury Obligations — 18.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/17/15(6)		$40,000	$39,998,120
U.S. Treasury Bill, 0.00%, 10/15/15		11,000	10,999,219

Total U.S. Treasury Obligations (identified cost $50,998,596)			$50,997,339

Other — 8.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(8)		$22,240	$22,239,834

Total Other (identified cost $22,239,834)			$22,239,834

Total Short-Term Investments (identified cost $114,738,126)			$113,613,991

Total Investments — 97.7% (identified cost $289,964,397)			$272,251,044

Other Assets, Less Liabilities — 2.3%			$6,327,754

Net Assets — 100.0%			$278,578,798

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

4

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

GEL	-	Georgian Lari

INR	-	Indian Rupee

ISK	-	Icelandic Krona

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $4,762,522 or 1.7% of the Portfolio’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $8,881,217 or 3.2% of the Portfolio’s net assets.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(5)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(6)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(7)	Amount is less than 0.05%.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $40,437.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Euro 14,813,514	Polish Zloty 61,468,676	BNP Paribas	$26,661	$—	$26,661
8/4/15	Philippine Peso 73,615,000	United States Dollar 1,632,081	Barclays Bank PLC	22,527	—	22,527
8/4/15	Polish Zloty 50,672,676	Euro 12,223,538	JPMorgan Chase Bank, N.A.	—	(9,038)	(9,038)
8/4/15	Polish Zloty 10,796,000	Euro 2,610,303	Standard Chartered Bank	4,700	—	4,700

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	United States Dollar 6,338,075	Philippine Peso 283,350,000	Australia and New Zealand Banking Group Limited	$—	$(142,776)	$(142,776)
8/4/15	United States Dollar 6,318,391	Philippine Peso 282,470,000	Nomura International PLC	—	(142,333)	(142,333)
8/5/15	Euro 6,391,730	United States Dollar 7,144,324	BNP Paribas	124,521	—	124,521
8/5/15	United States Dollar 385,235	Euro 342,880	BNP Paribas	—	(8,662)	(8,662)
8/6/15	United States Dollar 5,395,406	Singapore Dollar 7,300,000	HSBC Bank USA, N.A.	—	(74,501)	(74,501)
8/18/15	Euro 10,556,591	Swedish Krona 98,221,000	BNP Paribas	—	(207,505)	(207,505)
8/18/15	Swedish Krona 72,101,000	Euro 7,690,197	BNP Paribas	87,439	—	87,439
8/18/15	United States Dollar 1,952,885	Chilean Peso 1,179,347,000	BNP Paribas	—	(206,018)	(206,018)
8/19/15	United States Dollar 123,122	Mexican Peso 1,862,286	Morgan Stanley & Co. International PLC	—	(7,668)	(7,668)
8/19/15	United States Dollar 122,191	Mexican Peso 1,849,000	Standard Chartered Bank	—	(7,561)	(7,561)
8/24/15	United States Dollar 5,443,607	Yuan Renminbi Offshore 33,930,000	BNP Paribas	1,176	—	1,176
8/26/15	Euro 13,294,364	United States Dollar 14,798,688	Bank of America, N.A.	194,206	—	194,206
8/26/15	United States Dollar 3,690,994	Euro 3,315,045	BNP Paribas	—	(49,262)	(49,262)
9/3/15	Euro 738,787	United States Dollar 810,597	Goldman Sachs International	—	(1,076)	(1,076)
9/3/15	United States Dollar 1,473,497	Euro 1,342,961	Goldman Sachs International	1,956	—	1,956
9/4/15	Euro 7,677,278	British Pound Sterling 5,561,965	Standard Chartered Bank	249,101	—	249,101
9/8/15	Philippine Peso 52,400,000	United States Dollar 1,160,088	BNP Paribas	15,827	—	15,827
9/9/15	Euro 565,611	United States Dollar 632,138	Goldman Sachs International	10,672	—	10,672
9/9/15	Euro 15,508,234	United States Dollar 17,304,398	Standard Chartered Bank	264,707	—	264,707
9/9/15	United States Dollar 740,624	Indian Rupee 48,078,000	Bank of America, N.A.	6,411	—	6,411
9/9/15	United States Dollar 7,157,099	Indian Rupee 463,347,000	BNP Paribas	42,382	—	42,382
9/9/15	United States Dollar 836,980	Indian Rupee 54,333,000	BNP Paribas	7,245	—	7,245
9/14/15	Euro 2,028,000	United States Dollar 2,279,794	Citibank, N.A.	51,363	—	51,363
9/14/15	United States Dollar 495,227	New Turkish Lira 1,380,000	BNP Paribas	—	(3,142)	(3,142)
9/14/15	United States Dollar 3,235,192	New Turkish Lira 9,056,000	BNP Paribas	—	(5,971)	(5,971)
9/14/15	United States Dollar 5,339,827	New Turkish Lira 14,847,388	BNP Paribas	—	(45,492)	(45,492)
9/14/15	United States Dollar 785,978	Singapore Dollar 1,065,000	Barclays Bank PLC	—	(10,619)	(10,619)
9/14/15	United States Dollar 9,580,778	Yuan Renminbi Offshore 59,831,000	Bank of America, N.A.	4,156	—	4,156

6

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/17/15	Chilean Peso 1,255,783,000	United States Dollar 1,975,589	BNP Paribas	$120,762	$—	$120,762
9/17/15	United States Dollar 9,254,187	Chilean Peso 5,923,605,000	BNP Paribas	—	(504,856)	(504,856)
9/18/15	Euro 7,997,410	Norwegian Krone 70,253,000	BNP Paribas	—	(196,343)	(196,343)
9/21/15	United States Dollar 2,604,905	Mauritian Rupee 95,600,000	Standard Chartered Bank	89,792	—	89,792
9/22/15	United States Dollar 5,555,896	British Pound Sterling 3,493,000	Standard Chartered Bank	—	(102,921)	(102,921)
9/22/15	United States Dollar 1,518,601	Euro 1,331,000	Morgan Stanley & Co. International PLC	—	(55,884)	(55,884)
9/28/15	United States Dollar 414,259	Azerbaijani Manat 337,000	ICBC Standard Bank plc	—	(97,113)	(97,113)
9/29/15	Euro 1,092,240	Romanian Leu 4,881,000	BNP Paribas	14,942	—	14,942
10/1/15	Colombian Peso 2,642,832,000	United States Dollar 996,167	BNP Paribas	81,577	—	81,577
10/8/15	United States Dollar 5,605,800	Azerbaijani Manat 4,562,000	ICBC Standard Bank plc	—	(1,326,250)	(1,326,250)
10/14/15	Euro 2,434,159	United States Dollar 2,696,766	BNP Paribas	20,801	—	20,801
10/21/15	Euro 9,486,921	United States Dollar 10,304,694	Standard Chartered Bank	—	(125,884)	(125,884)
10/21/15	United States Dollar 1,276,567	Euro 1,168,375	Standard Chartered Bank	8,026	—	8,026
10/26/15	United States Dollar 1,838,832	Uruguayan Peso 51,000,000	HSBC Bank USA, N.A.	—	(87,841)	(87,841)
10/26/15	Uruguayan Peso 71,679,000	United States Dollar 2,542,710	HSBC Bank USA, N.A.	81,744	—	81,744
10/27/15	United States Dollar 3,653,668	Indian Rupee 235,986,000	Deutsche Bank AG	—	(14,005)	(14,005)
10/28/15	United States Dollar 596,335	Zambian Kwacha 4,803,000	Standard Chartered Bank	6,259	—	6,259
11/3/15	Euro 12,175,956	Polish Zloty 50,672,676	JPMorgan Chase Bank, N.A.	8,525	—	8,525
11/3/15	United States Dollar 596,218	Zambian Kwacha 4,780,000	Standard Chartered Bank	1,481	—	1,481
11/3/15	United States Dollar 596,212	Zambian Kwacha 4,728,200	Standard Chartered Bank	—	(4,990)	(4,990)
11/6/15	United States Dollar 456,573	Zambian Kwacha 3,623,800	Standard Chartered Bank	—	(4,176)	(4,176)
12/16/15	United States Dollar 2,466,443	Zambian Kwacha 19,510,800	Standard Chartered Bank	—	(77,907)	(77,907)
1/13/16	New Turkish Lira 2,536,000	United States Dollar 920,191	BNP Paribas	45,223	—	45,223
1/13/16	New Turkish Lira 3,873,510	United States Dollar 1,375,781	BNP Paribas	39,347	—	39,347
1/13/16	New Turkish Lira 1,294,000	United States Dollar 475,351	BNP Paribas	28,897	—	28,897
1/13/16	New Turkish Lira 2,633,000	United States Dollar 966,586	Standard Chartered Bank	58,152	—	58,152
1/13/16	United States Dollar 3,252,792	New Turkish Lira 7,979,000	Bank of America, N.A.	—	(499,887)	(499,887)
1/13/16	United States Dollar 965,599	New Turkish Lira 2,357,510	Deutsche Bank AG	—	(152,214)	(152,214)
1/29/16	Euro 50,695	Serbian Dinar 6,427,136	Citibank, N.A.	1,692	—	1,692

7

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/29/16	Euro 1,555,591	Serbian Dinar 194,760,000	Deutsche Bank AG	$29,917	$—	$29,917
1/29/16	Euro 26,188	Serbian Dinar 3,318,000	Deutsche Bank AG	855	—	855
2/10/16	United States Dollar 2,487,938	Zambian Kwacha 19,965,700	Citibank, N.A.	—	(107,621)	(107,621)
3/10/16	United States Dollar 1,256,547	Zambian Kwacha 10,251,000	Standard Chartered Bank	—	(49,025)	(49,025)
3/14/16	United States Dollar 1,202,074	Zambian Kwacha 9,851,000	ICBC Standard Bank plc	—	(43,580)	(43,580)
3/14/16	United States Dollar 1,212,802	Zambian Kwacha 10,042,000	Standard Chartered Bank	—	(31,846)	(31,846)
3/24/16	United States Dollar 2,242,637	Zambian Kwacha 18,883,000	Barclays Bank PLC	—	(31,063)	(31,063)

				$1,753,042	$(4,435,030)	$(2,681,988)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	34 U.S. 5-Year Treasury Note	Short	$(4,059,085)	$(4,074,687)	$(15,602)
9/15	14 U.S. 10-Year Treasury Note	Short	(1,782,263)	(1,784,125)	(1,862)
9/15	7 U.S. Long Treasury Bond	Short	(1,082,567)	(1,091,563)	(8,996)

					$(26,460)

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	1,549,000	11,618
Options expired	(1,549,000)	(11,618)

Outstanding, end of period	—	$—

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$100,139	$—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,753,042	(4,435,030)

		$1,853,181	$(4,435,030)

Interest Rate	Financial Futures Contracts*	$—	$(26,460)

		$—	$(26,460)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

8

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$293,701,892

Gross unrealized appreciation	$1,995,179
Gross unrealized depreciation	(23,446,027)

Net unrealized depreciation	$(21,450,848)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$102,447,041	$—	$102,447,041
Foreign Corporate Bonds	—	1,419,599	—	1,419,599
Collateralized Mortgage Obligations	—	869,340	—	869,340
Mortgage Pass-Throughs	—	4,368,804	—	4,368,804
U.S. Treasury Obligations	—	49,432,130	—	49,432,130
Currency Call Options Purchased	—	100,139	—	100,139
Short-Term Investments -
Foreign Government Securities	—	40,376,818	—	40,376,818
U.S. Treasury Obligations	—	50,997,339	—	50,997,339
Other	—	22,239,834	—	22,239,834
Total Investments	$—	$272,251,044	$—	$272,251,044
Forward Foreign Currency Exchange Contracts	$—	$1,753,042	$—	$1,753,042
Total	$—	$274,004,086	$—	$274,004,086

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(4,435,030)	$—	$(4,435,030)
Futures Contracts	(26,460)	—	—	(26,460)
Total	$(26,460)	$(4,435,030)	$—	$(4,461,490)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the

9

Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Emerging Markets Local Income Fund

July 31, 2015 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $232,210,553 and the Fund owned 78.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 73.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$1,663,059
Republic of Albania, 8.93%, 4/23/25	ALL	66,500	535,218

Total Albania			$2,198,277

Angola — 0.3%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,000	$997,200

Total Angola			$997,200

Argentina — 1.5%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	5,412	$4,493,916

Total Argentina			$4,493,916

Armenia — 0.1%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	407	$404,436

Total Armenia			$404,436

Bangladesh — 3.1%
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	83,900	$1,142,869
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	1,029,450
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,706,846
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,125,993
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	56,100	787,873
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	413,256

Total Bangladesh			$9,206,287

Barbados — 1.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,543,322
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	787	726,008

Total Barbados			$4,269,330

Bosnia and Herzegovina — 1.2%
Bosnia and Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	$67,377
Republic of Srpska, 1.50%, 6/30/23	BAM	260	116,400
Republic of Srpska, 1.50%, 10/30/23	BAM	796	361,088
Republic of Srpska, 1.50%, 12/15/23	BAM	43	19,361
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,377,086
Republic of Srpska, 1.50%, 6/9/25	BAM	534	226,535
Republic of Srpska, 1.50%, 12/24/25	BAM	581	242,214
Republic of Srpska, 1.50%, 9/25/26	BAM	361	143,571
Republic of Srpska, 9.00%, 9/26/27	BAM	109	41,544

Total Bosnia and Herzegovina			$3,595,176

Brazil — 1.6%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$3,499,023
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,344,380

Total Brazil			$4,843,403

Colombia — 4.3%
Republic of Colombia, 5.00%, 6/15/45	USD	1,850	$1,725,125
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	2,361,562
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,456,261
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	7,172,365

Total Colombia			$12,715,313

1

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.0%(5)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	62,205	$103,698
Titulo Propiedad UD, 1.63%, 7/13/16(6)	CRC	6,988	12,905

Total Costa Rica			$116,603

Dominican Republic — 2.3%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	15,020	$352,250
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	557	603,849
Dominican Republic International Bond, 9.04%, 1/23/18(4)	USD	1,858	2,012,849
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	28,000	662,744
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	8,500	216,967
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	701,130
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	2,300	61,083
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	17,000	474,378
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,682,308
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	1,000	31,922

Total Dominican Republic			$6,799,480

Ecuador — 6.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,651,395
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	600	505,500
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	8,739	8,695,305
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	5,615	5,376,587

Total Ecuador			$18,228,787

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,761,387

Total Fiji			$1,761,387

Indonesia — 7.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,046,247
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,820,894
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	345,973
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	816,342
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,033,330
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,315,875
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	2,738,399
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,951,514
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	446,579
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,775,798
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	692,001
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,838,375

Total Indonesia			$20,821,327

Iraq — 1.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$4,166,818

Total Iraq			$4,166,818

Ivory Coast — 0.2%
Ivory Coast, 6.375%, 3/3/28(4)	USD	600	$571,500

Total Ivory Coast			$571,500

Jamaica — 0.0%(5)
Jamaica Government International Bond, 7.875%, 7/28/45	USD	134	$133,330

Total Jamaica			$133,330

Jordan — 2.8%
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	$8,356,440

Total Jordan			$8,356,440

Kazakhstan — 0.7%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	1,760	$1,745,480
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	265	263,065

Total Kazakhstan			$2,008,545

2

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,743,759

Total Kenya			$1,743,759

Lebanon — 1.4%
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	241,940	161,663
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	$4,134,105

Total Lebanon			$4,295,768

Macedonia — 1.8%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	4,871	$5,169,405

Total Macedonia			$5,169,405

Mexico — 2.6%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$2,897,696
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,729,532
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,904,325

Total Mexico			$7,531,553

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$902,294

Total Nigeria			$902,294

Pakistan — 0.6%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	1,630	$1,702,165

Total Pakistan			$1,702,165

Philippines — 3.1%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,068,062
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,134,210

Total Philippines			$9,202,272

Romania — 4.4%
Romania Government Bond, 4.75%, 2/24/25	RON	6,095	$1,642,110
Romania Government Bond, 5.85%, 4/26/23	RON	1,500	428,656
Romania Government Bond, 5.95%, 6/11/21	RON	38,430	10,979,254

Total Romania			$13,050,020

Russia — 2.2%
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	$1,676,577
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	586,431
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,550,363
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	2,142,319
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	644,322

Total Russia			$6,600,012

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	1,640	$1,674,637

Total Rwanda			$1,674,637

Serbia — 10.1%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,142,963
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,831,038
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	1,680,224
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	4,232,313
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	705,487
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	901,398
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	6,623,926
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,601,589
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	1,009,633
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	278,460
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	835,998
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	5,933,329

Total Serbia			$29,776,358

3

Security	Principal Amount (000’s omitted)		Value
South Africa — 2.2%
Republic of South Africa, 6.75%, 3/31/21(3)	ZAR	45,745	$3,427,914
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	1,720,346
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,213,463

Total South Africa			$6,361,723

Thailand — 1.7%
Kingdom of Thailand, 3.625%, 6/16/23	THB	132,132	$3,984,467
Kingdom of Thailand, 3.85%, 12/12/25	THB	31,938	989,315

Total Thailand			$4,973,782

Turkey — 0.9%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$2,627,466

Total Turkey			$2,627,466

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	8,480	$296,584
Monetary Regulation Bill, 0.00%, 4/21/16(6)	UYU	13,711	468,233
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	208,829
Republic of Uruguay, 5.00%, 9/14/18(6)	UYU	3,234	114,123
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	288,228

Total Uruguay			$1,375,997

Venezuela — 3.1%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	963	$780,828
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	8,063	3,406,618
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,096	1,531,754
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(3)	USD	8,031	3,373,020

Total Venezuela			$9,092,220

Zambia — 1.5%
Republic of Zambia, 8.97%, 7/30/27(4)	USD	1,507	$1,446,720
Zambia Government Bond, 11.00%, 9/2/19	ZMW	30,900	2,904,692

Total Zambia			$4,351,412

Total Foreign Government Bonds (identified cost $259,207,514)			$216,118,398

Foreign Corporate Bonds — 8.5%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	400	$391,500

Total Azerbaijan			$391,500

Brazil — 0.6%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	$1,346,604
Petrobras International Finance Co. SA, 3.875%, 1/27/16	USD	418	419,099

Total Brazil			$1,765,703

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$254,188

Total Colombia			$254,188

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$934,215

Total Finland			$934,215

Georgia — 1.8%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,266,072

Total Georgia			$5,266,072

4

Security	Principal Amount (000’s omitted)		Value
India — 1.4%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$244,909
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	842,177
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	548,214
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	241,930
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	572,104
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	804,163
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	240,407
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	800,276

Total India			$4,294,180

Mexico — 0.5%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$375,636
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	10,630	649,511
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	378,769

Total Mexico			$1,403,916

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$416,861

Total Netherlands			$416,861

Russia — 1.0%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$3,011,833

Total Russia			$3,011,833

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$277,306

Total South Korea			$277,306

Sri Lanka — 0.3%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$875,691

Total Sri Lanka			$875,691

Supranational — 2.1%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$440,120
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	3,785,974
International Bank for Reconstruction & Development, 3.40%, 4/15/17(6)	UYU	43,864	1,516,158
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	180,428
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	197,151

Total Supranational			$6,119,831

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$25,110
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	179,694

Total Sweden			$204,804

Total Foreign Corporate Bonds (identified cost $27,694,513)			$25,216,100

Sovereign Loans — 0.8%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.8%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.45%, Maturing August 1, 2021(8)(9)(10)(11)		$2,400	$2,374,303

Total Ethiopia			$2,374,303

Total Sovereign Loans (identified cost $2,185,171)			$2,374,303

5

Short-Term Investments — 18.8%

Foreign Government Securities — 2.9%
Security	Principal Amount (000’s omitted)		Value
Lebanon — 2.1%
Lebanon Treasury Bill, 0.00%, 9/3/15	LBP	6,198,900	$4,098,669
Lebanon Treasury Bill, 0.00%, 10/1/15	LBP	575,500	379,276
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	676,570	445,121
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	1,902,400	1,236,459

Total Lebanon			$6,159,525

Sri Lanka — 0.1%
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	6,400	$46,204
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	28,610	205,844

Total Sri Lanka			$252,048

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 5/17/16	UYU	41,470	$1,314,274
Monetary Regulation Bill, 0.00%, 6/20/16	UYU	26,616	833,594

Total Uruguay			$2,147,868

Total Foreign Government Securities (identified cost $8,844,991)			$8,559,441

U.S. Treasury Obligations — 4.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/17/15(12)		$5,000	$4,999,765
U.S. Treasury Bill, 0.00%, 10/15/15		1,600	1,599,886
U.S. Treasury Bill, 0.00%, 1/7/16(12)		7,700	7,696,558

Total U.S. Treasury Obligations (identified cost $14,293,679)			$14,296,209

Repurchase Agreements — 1.8%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/27/15 with a maturity date of 8/12/15, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,550,766, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,670,676.	EUR	1,551	$1,703,428
JPMorgan Chase Bank, N.A.:
Dated 7/7/15 with an interest rate of 6.20%, collateralized by ZAR 43,897,000 Republic of South Africa 8.75%, due 2/28/48 and a market value, including accrued interest, of $3,541,421.(13)	ZAR	44,181	3,492,462

Total Repurchase Agreements (identified cost $5,270,296)			$5,195,890

6

Other — 9.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(14)	$27,373	$27,373,183

Total Other (identified cost $27,373,183)		$27,373,183

Total Short-Term Investments (identified cost $55,782,149)		$55,424,723

Total Investments — 101.3% (identified cost $344,869,347)		$299,133,524

Less Unfunded Loan Commitments — (0.1)%		$(401,331)

Net Investments — 101.2% (identified cost $344,468,016)		$298,732,193

Other Assets, Less Liabilities — (1.2)%		$(3,608,092)

Net Assets — 100.0%		$295,124,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ALL	-	Albanian Lek

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

7

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $64,517,044 or 21.9% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $20,265,969 or 6.9% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at July 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(13)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $20,269.

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,668,059)

Total Germany			$(1,668,059)

Total Foreign Government Bonds (proceeds $1,827,647)			$(1,668,059)

Total Securities Sold Short (proceeds $1,827,647)			$(1,668,059)

EUR	-	Euro

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Brazilian Real 4,527,000	United States Dollar 1,438,102	BNP Paribas	$115,944	$—	$115,944
8/4/15	Brazilian Real 93,240,869	United States Dollar 27,472,265	Morgan Stanley & Co. International PLC	240,306	—	240,306

8

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Brazilian Real 10,560,959	United States Dollar 3,256,741	Morgan Stanley & Co. International PLC	$172,303	$—	$172,303
8/4/15	Brazilian Real 9,679,000	United States Dollar 3,007,302	Standard Chartered Bank	180,449	—	180,449
8/4/15	Brazilian Real 93,240,869	United States Dollar 27,383,515	Standard Chartered Bank	151,555	—	151,555
8/4/15	Brazilian Real 24,766,959	United States Dollar 7,297,277	Standard Chartered Bank	63,831	—	63,831
8/4/15	Euro 6,527,986	Polish Zloty 27,087,877	BNP Paribas	11,749	—	11,749
8/4/15	Euro 6,859,119	Polish Zloty 28,434,477	JPMorgan Chase Bank, N.A.	5,071	—	5,071
8/4/15	Polish Zloty 6,437,477	Euro 1,551,386	BNP Paribas	—	(2,792)	(2,792)
8/4/15	Polish Zloty 21,997,000	Euro 5,199,081	BNP Paribas	—	(121,606)	(121,606)
8/4/15	Polish Zloty 27,087,877	Euro 6,534,285	JPMorgan Chase Bank, N.A.	—	(4,831)	(4,831)
8/4/15	United States Dollar 1,333,824	Brazilian Real 4,527,000	BNP Paribas	—	(11,667)	(11,667)
8/4/15	United States Dollar 3,111,656	Brazilian Real 10,560,959	Morgan Stanley & Co. International PLC	—	(27,218)	(27,218)
8/4/15	United States Dollar 28,753,198	Brazilian Real 93,240,869	Morgan Stanley & Co. International PLC	—	(1,521,238)	(1,521,238)
8/4/15	United States Dollar 2,851,797	Brazilian Real 9,679,000	Standard Chartered Bank	—	(24,945)	(24,945)
8/4/15	United States Dollar 7,273,703	Brazilian Real 24,766,959	Standard Chartered Bank	—	(40,257)	(40,257)
8/4/15	United States Dollar 27,472,265	Brazilian Real 93,240,869	Standard Chartered Bank	—	(240,306)	(240,306)
8/5/15	Euro 18,530,000	United States Dollar 20,819,085	BNP Paribas	468,263	—	468,263
8/12/15	Euro 1,644,000	United States Dollar 1,850,988	Australia and New Zealand Banking Group Limited	45,293	—	45,293
8/12/15	United States Dollar 20,263,327	Hungarian Forint 5,767,583,706	Goldman Sachs International	351,916	—	351,916
8/19/15	Euro 4,760,655	United States Dollar 5,432,050	Goldman Sachs International	202,706	—	202,706
8/19/15	Mexican Peso 21,838,000	United States Dollar 1,391,322	Goldman Sachs International	37,456	—	37,456
8/19/15	United States Dollar 3,732,614	Mexican Peso 56,457,655	Morgan Stanley & Co. International PLC	—	(232,471)	(232,471)
8/19/15	United States Dollar 10,733,477	Mexican Peso 162,349,201	Morgan Stanley & Co. International PLC	—	(668,492)	(668,492)
8/19/15	United States Dollar 3,704,071	Mexican Peso 56,050,000	Standard Chartered Bank	—	(229,201)	(229,201)
8/19/15	United States Dollar 10,651,335	Mexican Peso 161,176,000	Standard Chartered Bank	—	(659,084)	(659,084)
8/24/15	Thai Baht 37,233,000	United States Dollar 1,102,385	Goldman Sachs International	46,790	—	46,790
8/24/15	United States Dollar 19,193,691	Polish Zloty 70,283,023	Goldman Sachs International	—	(572,525)	(572,525)

9

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/24/15	United States Dollar 5,710,059	Thai Baht 193,000,000	Deutsche Bank AG	$—	$(238,307)	$(238,307)
8/24/15	United States Dollar 486,634	Thai Baht 16,443,358	Standard Chartered Bank	—	(20,447)	(20,447)
8/26/15	Euro 18,851,253	United States Dollar 21,006,705	Standard Chartered Bank	297,721	—	297,721
8/26/15	United States Dollar 305,111	Uruguayan Peso 8,000,000	HSBC Bank USA, N.A.	—	(25,348)	(25,348)
8/28/15	United States Dollar 4,386,945	Malaysian Ringgit 16,802,000	Bank of America, N.A.	—	(18,452)	(18,452)
8/28/15	United States Dollar 9,037,076	Malaysian Ringgit 34,612,000	Bank of America, N.A.	—	(38,011)	(38,011)
9/2/15	United States Dollar 178,192	Zambian Kwacha 1,391,326	Citibank, N.A.	906	—	906
9/3/15	Euro 7,884,169	United States Dollar 8,650,510	Goldman Sachs International	—	(11,486)	(11,486)
9/3/15	United States Dollar 10,247,724	Euro 9,339,887	Goldman Sachs International	13,607	—	13,607
9/8/15	Philippine Peso 37,856,000	United States Dollar 834,623	BNP Paribas	7,960	—	7,960
9/9/15	United States Dollar 2,371,010	Indian Rupee 153,498,000	BNP Paribas	14,040	—	14,040
9/9/15	United States Dollar 6,162,763	Indian Rupee 396,323,000	Goldman Sachs International	—	(4,700)	(4,700)
9/14/15	New Turkish Lira 558,155	United States Dollar 200,739	BNP Paribas	1,710	—	1,710
9/14/15	New Turkish Lira 8,435,000	United States Dollar 3,080,201	Morgan Stanley & Co. International PLC	72,418	—	72,418
9/14/15	South African Rand 44,061,500	United States Dollar 3,562,252	BNP Paribas	104,240	—	104,240
9/14/15	South African Rand 26,885,000	United States Dollar 2,146,912	BNP Paribas	36,937	—	36,937
9/14/15	South African Rand 10,252,322	United States Dollar 828,872	BNP Paribas	24,255	—	24,255
9/14/15	South African Rand 21,740,000	United States Dollar 1,728,209	BNP Paribas	22,021	—	22,021
9/14/15	South African Rand 38,183,000	United States Dollar 3,019,456	Morgan Stanley & Co. International PLC	22,798	—	22,798
9/14/15	United States Dollar 484,820	New Turkish Lira 1,351,000	BNP Paribas	—	(3,076)	(3,076)
9/14/15	United States Dollar 3,166,958	New Turkish Lira 8,865,000	BNP Paribas	—	(5,845)	(5,845)
9/14/15	United States Dollar 1,754,850	New Turkish Lira 4,879,361	BNP Paribas	—	(14,950)	(14,950)
9/14/15	United States Dollar 10,038,976	New Turkish Lira 27,913,373	BNP Paribas	—	(85,527)	(85,527)
9/14/15	United States Dollar 937,098	New Turkish Lira 2,556,375	Citibank, N.A.	—	(25,537)	(25,537)
9/14/15	United States Dollar 12,448,710	South African Rand 153,978,095	BNP Paribas	—	(364,280)	(364,280)
9/18/15	Hungarian Forint 1,087,293,000	Euro 3,494,041	Deutsche Bank AG	—	(44,701)	(44,701)
9/28/15	United States Dollar 124,155	Azerbaijani Manat 101,000	ICBC Standard Bank plc	—	(29,105)	(29,105)
9/28/15	United States Dollar 73,801	Uruguayan Peso 2,000,000	HSBC Bank USA, N.A.	—	(4,529)	(4,529)
9/29/15	Euro 1,244,108	Romanian Leu 5,559,671	BNP Paribas	17,019	—	17,019

10

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/30/15	South African Rand 82,332,700	United States Dollar 6,691,703	BNP Paribas	$248,119	$—	$248,119
9/30/15	United States Dollar 4,834,156	South African Rand 59,478,000	BNP Paribas	—	(179,244)	(179,244)
10/1/15	Colombian Peso 8,134,881,000	United States Dollar 2,989,666	BNP Paribas	174,472	—	174,472
10/1/15	Hungarian Forint 1,654,972,507	Euro 5,312,913	Morgan Stanley & Co. International PLC	—	(71,862)	(71,862)
10/1/15	United States Dollar 931,533	Colombian Peso 2,471,356,926	BNP Paribas	—	(76,284)	(76,284)
10/1/15	United States Dollar 4,332,870	Colombian Peso 11,495,103,060	BNP Paribas	—	(354,821)	(354,821)
10/2/15	Brazilian Real 24,766,959	United States Dollar 7,123,083	Standard Chartered Bank	36,159	—	36,159
10/2/15	United States Dollar 26,816,471	Brazilian Real 93,240,869	Standard Chartered Bank	—	(136,128)	(136,128)
10/2/15	United States Dollar 1,214,360	Indonesian Rupiah 16,527,445,000	Nomura International PLC	—	(11,306)	(11,306)
10/7/15	Euro 1,461,817	United States Dollar 1,614,621	Goldman Sachs International	7,780	—	7,780
10/8/15	Hungarian Forint 709,745,728	Euro 2,238,875	BNP Paribas	—	(73,852)	(73,852)
10/8/15	Hungarian Forint 752,077,000	Euro 2,372,408	BNP Paribas	—	(78,257)	(78,257)
10/8/15	United States Dollar 492,750	Azerbaijani Manat 401,000	ICBC Standard Bank plc	—	(116,577)	(116,577)
10/13/15	Euro 351,902	Serbian Dinar 46,064,000	Citibank, N.A.	31,599	—	31,599
10/13/15	Euro 43,111	Serbian Dinar 5,626,000	Deutsche Bank AG	3,714	—	3,714
10/15/15	Hungarian Forint 1,689,699,000	Euro 5,422,654	Bank of America, N.A.	—	(72,861)	(72,861)
10/16/15	Romanian Leu 45,095,025	United States Dollar 11,216,273	Bank of America, N.A.	—	(9,392)	(9,392)
10/21/15	Euro 2,790,201	United States Dollar 3,031,609	Goldman Sachs International	—	(36,131)	(36,131)
10/21/15	Euro 476,021	United States Dollar 517,054	Standard Chartered Bank	—	(6,316)	(6,316)
10/21/15	Euro 2,377,516	United States Dollar 2,582,458	Standard Chartered Bank	—	(31,548)	(31,548)
10/26/15	United States Dollar 396,611	Uruguayan Peso 11,000,000	HSBC Bank USA, N.A.	—	(18,946)	(18,946)
10/27/15	United States Dollar 2,629,357	Indian Rupee 169,827,000	Deutsche Bank AG	—	(10,079)	(10,079)
11/3/15	Euro 6,508,849	Polish Zloty 27,087,877	JPMorgan Chase Bank, N.A.	4,557	—	4,557
11/3/15	Polish Zloty 28,434,477	Euro 6,832,419	JPMorgan Chase Bank, N.A.	—	(4,783)	(4,783)
11/30/15	United States Dollar 211,613	Zambian Kwacha 1,640,000	Standard Chartered Bank	—	(9,274)	(9,274)
12/3/15	United States Dollar 213,138	Zambian Kwacha 1,671,000	ICBC Standard Bank plc	—	(7,275)	(7,275)
12/3/15	United States Dollar 355,371	Zambian Kwacha 2,779,000	ICBC Standard Bank plc	—	(13,006)	(13,006)
12/4/15	United States Dollar 202,323	Zambian Kwacha 1,568,000	Standard Chartered Bank	—	(9,244)	(9,244)
12/8/15	United States Dollar 213,222	Zambian Kwacha 1,661,000	ICBC Standard Bank plc	—	(9,089)	(9,089)

11

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/14/15	Serbian Dinar 588,515,915	Euro 4,628,517	Citibank, N.A.	$—	$(203,076)	$(203,076)
12/16/15	United States Dollar 179,139	Uruguayan Peso 5,070,000	HSBC Bank USA, N.A.	—	(7,836)	(7,836)
12/16/15	United States Dollar 1,176,904	Zambian Kwacha 9,309,900	Standard Chartered Bank	—	(37,175)	(37,175)
12/23/15	United States Dollar 119,298	Zambian Kwacha 952,000	Citibank, N.A.	—	(3,147)	(3,147)
12/28/15	United States Dollar 198,363	Zambian Kwacha 1,575,000	Standard Chartered Bank	—	(6,664)	(6,664)
1/11/16	United States Dollar 79,304	Zambian Kwacha 638,000	BNP Paribas	—	(2,171)	(2,171)
1/11/16	United States Dollar 213,254	Zambian Kwacha 1,802,000	ICBC Standard Bank plc	4,604	—	4,604
1/14/16	United States Dollar 191,716	Zambian Kwacha 1,620,000	Standard Chartered Bank	3,859	—	3,859
1/15/16	United States Dollar 198,745	Zambian Kwacha 1,584,000	Citibank, N.A.	—	(7,608)	(7,608)
1/19/16	United States Dollar 191,642	Zambian Kwacha 1,628,000	Standard Chartered Bank	4,430	—	4,430
1/19/16	United States Dollar 793,262	Zambian Kwacha 6,475,000	Standard Chartered Bank	—	(13,429)	(13,429)
1/29/16	Euro 54,699	Serbian Dinar 6,934,734	Citibank, N.A.	1,826	—	1,826
1/29/16	Euro 28,264	Serbian Dinar 3,581,000	Deutsche Bank AG	923	—	923
2/10/16	United States Dollar 1,187,452	Zambian Kwacha 9,529,300	Citibank, N.A.	—	(51,366)	(51,366)
3/10/16	United States Dollar 148,565	Zambian Kwacha 1,212,000	Standard Chartered Bank	—	(5,796)	(5,796)
3/14/16	United States Dollar 576,815	Zambian Kwacha 4,727,000	ICBC Standard Bank plc	—	(20,912)	(20,912)
3/14/16	United States Dollar 579,106	Zambian Kwacha 4,795,000	Standard Chartered Bank	—	(15,206)	(15,206)
3/24/16	United States Dollar 1,070,166	Zambian Kwacha 9,010,800	Barclays Bank PLC	—	(14,823)	(14,823)

				$3,251,306	$(7,016,418)	$(3,765,112)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
8/10/15	COP	2,426,000	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$832,328	$1,314
8/11/15	COP	2,452,400	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	841,381	1,333
9/3/15	COP	2,912,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	993,036	8,143
9/3/15	COP	1,300,700	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	467,200	4,106

12

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
9/3/15	COP	633,200	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$216,684	$937
9/16/15	COP	1,213,400	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	415,116	1,965
9/23/15	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,843,974	38,856
9/23/15	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	2,512,923	37,026
9/23/15	COP	1,651,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	565,438	2,174

						$95,854

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
9/15	50 Euro-Bobl	Short	$(7,085,913)	$(7,155,652)	$(69,739)
9/15	2 Euro-Bund	Short	(330,156)	(339,140)	(8,984)
9/15	10 IMM 10-Year Interest Rate Swap	Long	980,411	962,099	(18,312)
9/15	1 U.S. Long Treasury Bond	Short	(154,531)	(155,937)	(1,406)
9/15	270 U.S. 2-Year Deliverable Interest Rate Swap	Short	(27,163,925)	(27,240,468)	(76,543)
9/15	136 U.S. 5-Year Deliverable Interest Rate Swap	Short	(13,757,070)	(13,929,375)	(172,305)
9/15	125 U.S. 10-Year Deliverable Interest Rate Swap	Short	(12,724,121)	(12,972,656)	(248,535)
9/15	14 U.S. 30-Year Deliverable Interest Rate Swap	Short	(1,403,661)	(1,473,063)	(69,402)

					$(665,226)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$(12,291)
CME Group, Inc.	MXN	28,429	Pays	Mexico Interbank TIIE 28 Day	6.29		12/5/24	13,355
LCH.Clearnet(1)	EUR	2,210	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/16/17	(916)
LCH.Clearnet(1)	EUR	20,640	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	9/16/20	(137,659)
LCH.Clearnet(1)	EUR	6,646	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(117,106)
LCH.Clearnet	PLN	1,670	Pays	6-month PLN WIBOR	4.40		8/20/17	38,750
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	229,052
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	259,411
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(19,081)

13

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72%		2/27/20	$(34,158)
LCH.Clearnet	PLN	19,188	Pays	6-month PLN WIBOR	1.78		2/27/20	(88,492)
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	2,128
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	(3,490)
LCH.Clearnet(1)		$450	Receives	3-month USD- LIBOR-BBA	2.75	(2)	9/16/25	(6,088)

								$123,415

(1)	Effective date, which represents the date on which the Portfolio and counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

MXN	-	Mexican Peso

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$299,010
Bank of America, N.A.	COP	2,909,349	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	(221)
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	(635)
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	(345)
Bank of America, N.A.	COP	3,818,465	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(2,570)
Bank of America, N.A.	COP	3,054,770	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	(2,080)
Bank of America, N.A.	COP	2,974,000	Pays	Colombia IBR Overnight Interbank Rate	4.28	12/5/16	(3,495)
Bank of America, N.A.	COP	1,419,000	Pays	Colombia IBR Overnight Interbank Rate	4.24	12/9/16	(1,976)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	81,043
Bank of America, N.A.	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	20,342
Bank of America, N.A.	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(12,432)
Bank of America, N.A.	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	40,881
Bank of America, N.A.	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	67,052

14

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	PLN	2,970	Pays	6-month PLN WIBOR	4.30%	9/18/17	$66,907
Bank of America, N.A.	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	88,078
Bank of America, N.A.	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(79,645)
Bank of America, N.A.	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(86,132)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	161,030
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	405,227
Barclays Bank PLC	BRL	90,832	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(541,199)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(339,924)
Barclays Bank PLC	BRL	20,157	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	357,174
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	132
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	8,495
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	(19,637)
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(7,068)
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	(154,644)
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	87,637
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	50,218
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	98,735
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	166,325
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(144,774)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	94,028
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	89,235
Barclays Bank PLC	THB	47,850	Pays	6-month THBFIX	3.21	10/4/20	82,381
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	86,838
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(66,523)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	14,722
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(11,792)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(306,978)
Citibank, N.A.	BRL	6,891	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	5,854
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.28	11/28/16	(2,424)

15

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.29%	12/1/16	$(2,331)
Citibank, N.A.	COP	1,966,000	Pays	Colombia IBR Overnight Interbank Rate	4.27	12/5/16	(2,412)
Citibank, N.A.	COP	2,505,930	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	(3,333)
Citibank, N.A.	COP	4,979,980	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	(6,624)
Citibank, N.A.	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	39,035
Citibank, N.A.	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	54,539
Citibank, N.A.	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	39,841
Citibank, N.A.	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	30,584
Citibank, N.A.	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	30,750
Citibank, N.A.	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	24,280
Citibank, N.A.	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	71,908
Citibank, N.A.	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(65,080)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(89,263)
Deutsche Bank AG	BRL	4,372	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	3,241
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	33,255
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	38,386
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	128,810
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	(3,785)
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	27,482
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	54,361
Deutsche Bank AG	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	23,152
Deutsche Bank AG	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	121,968
Deutsche Bank AG	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	63,954
Deutsche Bank AG	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	47,756
Deutsche Bank AG	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	34,950
Deutsche Bank AG	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	18,609
Deutsche Bank AG	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(17,002)
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	44,674
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	(35,179)

16

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35%	8/1/17	$24,137
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	527,067
HSBC Bank USA, N.A.	COP	2,156,856	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(1,452)
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	240,935
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	159,107
ICBC Standard Bank plc	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	64,865
ICBC Standard Bank plc	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	12,522
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	17,061
JPMorgan Chase Bank, N.A.	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	27,284
JPMorgan Chase Bank, N.A.	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	441,842
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	331,880
JPMorgan Chase Bank, N.A.	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	20,782
Morgan Stanley & Co. International PLC	COP	1,943,514	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	(97)
Morgan Stanley & Co. International PLC	COP	1,951,814	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	(374)
Morgan Stanley & Co. International PLC	COP	5,294,120	Pays	Colombia IBR Overnight Interbank Rate	4.23	12/5/16	(7,588)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	225,732
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	33,912
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	66,039
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	(13,916)
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	(25,405)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	105,900

							$3,543,609

BRL	-	Brazilian Real

COP	-	Colombian Peso

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

17

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Nigeria	Citibank, N.A.	$1,890	3.50%		6/20/16	2.64%	$21,610	$2,058	$23,668
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/15	0.77	1,566	483	2,049
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/15	0.77	1,061	343	1,404
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	1.26	(11,533)	36,460	24,927
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	1.26	(13,485)	16,737	3,252
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	1.26	(4,081)	6,727	2,646
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	1.26	(3,016)	4,432	1,416
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.77	1,516	544	2,060
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.77	1,142	413	1,555
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.26	(1,996)	4,895	2,899
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.26	(1,912)	4,372	2,460
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.26	(5,057)	10,873	5,816
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.26	(3,326)	8,454	5,128
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.77	1,698	1,367	3,065
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.77	1,596	630	2,226
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.77	1,566	568	2,134
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.26	(5,767)	19,752	13,985
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/15	0.77	717	327	1,044
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/15	0.77	1,233	446	1,679
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	1.26	(8,871)	28,046	19,175
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	1.26	(3,593)	12,617	9,024
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.77	1,657	654	2,311
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.77	1,647	626	2,273
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.26	(2,262)	7,547	5,285
South Africa	JPMorgan Chase Bank, N.A.	1,500	1.00	(1)	9/20/15	0.77	2,151	597	2,748
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.26	(22,179)	32,665	10,486
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.26	(1,774)	3,341	1,567
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.58	(79,419)	72,433	(6,986)
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.03	(300,339)	261,507	(38,832)
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	2.03	(126,749)	108,912	(17,837)

Total		$48,423					$(556,199)	$648,826	$92,627

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$5,835	$(4,012)	$1,823
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	4,396	(2,891)	1,505

						$10,231	$(6,903)	$3,328

18

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Credit Suisse International	$350	1.00	%(1)	12/20/15	$140	$(2,299)	$(2,159)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	335	(5,796)	(5,461)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	400	(6,583)	(6,183)
Lebanon	Deutsche Bank AG	865	1.00	(1)	12/20/15	345	(5,937)	(5,592)
Lebanon	Deutsche Bank AG	1,140	1.00	(1)	12/20/15	456	(7,793)	(7,337)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	124,246	(192,416)	(68,170)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(14,402)	8,224	(6,178)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(13,330)	7,040	(6,290)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	44,251	(85,050)	(40,799)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	11,724	(6,106)	5,618
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	45,969	(16,088)	29,881
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	31,140	(11,954)	19,186
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	11,724	(7,058)	4,666
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,426	(1,853)	2,573
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	44,487	(16,441)	28,046
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	33,513	(11,685)	21,828
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,426	(2,032)	2,394
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,426	(2,472)	1,954
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	45,970	(17,105)	28,865
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	46,859	(18,323)	28,536
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	49,826	(23,946)	25,880
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	27,222	(14,612)	12,610
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	36,183	(13,148)	23,035
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	48,343	(17,922)	30,421
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	48,639	(18,324)	30,315
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,908	(2,789)	1,119
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,908	(3,347)	561
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,426	(1,996)	2,430
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,426	(2,067)	2,359
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,426	(2,857)	1,569
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,288)	(8,375)	(9,663)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(1,898)	(16,516)	(18,414)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(4,430)	(38,397)	(42,827)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(4,366)	(38,561)	(42,927)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(2,760)	(3,813)	(6,573)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(2,761)	(7,852)	(10,613)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(2,760)	(3,601)	(6,361)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(2,761)	(7,852)	(10,613)
Spain	Deutsche Bank AG	550	1.00	(1)	6/20/20	(4,648)	(19,043)	(23,691)
Spain	Deutsche Bank AG	670	1.00	(1)	12/20/20	(4,240)	(37,443)	(41,683)
Spain	Deutsche Bank AG	3,265	1.00	(1)	12/20/20	(20,662)	(156,483)	(177,145)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(1,488)	(9,886)	(11,374)

						$604,350	$(850,557)	$(246,207)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $48,423,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

19

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD- LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(1,890,659)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD- LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(563,087)

				$(2,453,746)

TRY	-	New Turkish Lira

USD	-	United States Dollar

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2015, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$725,304	$(677,153)
Credit	Credit Default Swaps (centrally cleared)*	3,328	—

Total		$728,632	$(677,153)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,251,306	$(7,016,418)

Total		$3,251,306	$(7,016,418)

20

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Cross-Currency Swaps	$—	$(2,453,746)
Interest Rate	Financial Futures Contracts*	—	(665,226)
Interest Rate	Interest Rate Swaps	5,601,944	(2,058,335)
Interest Rate	Interest Rate Swaps (centrally cleared)	542,696	(419,281)
Interest Rate	Non-deliverable Bond Forward Contracts	95,854	—

Total		$6,240,494	$(5,596,588)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date (1)	Interest Rate Paid (Received)	Principal Amount*		Value including Accrued Interest
Barclays Bank PLC	6/2/15	On Demand	(0.25)%		4,705,971	$4,705,971
Barclays Bank PLC	6/17/15	On Demand	(0.25)		196,250	196,250
Barclays Bank PLC	7/31/15	On Demand	(1.00)		683,375	683,375
Citibank, N.A.	5/13/15	On Demand	(1.00)		203,140	203,140
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	(0.35)		1,190,047	1,190,047
JPMorgan Chase Bank, N.A.	7/8/15	On Demand	(0.35)		167,076	167,076
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	6.00	ZAR	44,180,521	3,506,040

ZAR	-	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$344,492,778

Gross unrealized appreciation	$3,760,272
Gross unrealized depreciation	(49,520,857)

Net unrealized depreciation	$(45,760,585)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$216,118,398	$—	$216,118,398
Foreign Corporate Bonds	—	25,216,100	—	25,216,100
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	1,972,972	1,972,972
Short-Term Investments -
Foreign Government Securities	—	8,559,441	—	8,559,441
U.S. Treasury Obligations	—	14,296,209	—	14,296,209
Repurchase Agreements	—	5,195,890	—	5,195,890
Other	—	27,373,183	—	27,373,183
Total Investments	$—	$296,759,221	$1,972,972	$298,732,193
Forward Foreign Currency Exchange Contracts	$—	$3,251,306	$—	$3,251,306
Non-deliverable Bond Forward Contracts	—	95,854	—	95,854
Swap Contracts	—	6,880,175	—	6,880,175
Total	$—	$306,986,556	$1,972,972	$308,959,528

Liability Description
Securities Sold Short	$—	$(1,668,059)	$—	$(1,668,059)
Forward Foreign Currency Exchange Contracts	—	(7,016,418)	—	(7,016,418)
Futures Contracts	(665,226)	—	—	(665,226)
Swap Contracts	—	(5,608,515)	—	(5,608,515)
Total	$(665,226)	$(14,292,992)	$—	$(14,958,218)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Eaton Vance

Floating-Rate & High Income Fund

July 31, 2015 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2015, the Fund owned 12.0% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 27.1% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2015 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,395,880,285)	$1,324,784,461	80.6%

High Income Opportunities Portfolio (identified cost, $322,447,161)	324,403,113	19.7

Total Investments in Affiliated Portfolios (identified cost $1,718,327,446)	$1,649,187,574	100.3%

Other Assets, Less Liabilities	$(5,720,789)	(0.3)%

Net Assets	$1,643,466,785	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2015 and October 31, 2014, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2015 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating-Rate Fund

July 31, 2015 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $9,639,224,837 and the Fund owned 87.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 92.9%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.7%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$5,224,652
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,324	5,859,200
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		70,293	67,902,674
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		76,596	76,548,620
Term Loan, 3.75%, Maturing June 4, 2021		34,551	34,524,016

			$190,059,162

Automotive — 2.8%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		16,076	$16,106,145
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		13,621	13,681,520
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018		18,286	18,301,764
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		15,340	15,359,212
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,975	20,099,525
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		72,529	71,864,124
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		63,354	63,740,247
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		6,200	6,153,500
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020		4,313	4,346,625
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		31,192	31,269,689
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		5,130	5,145,770
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 24, 2022	EUR	10,025	10,964,084
Term Loan, 4.50%, Maturing June 24, 2022		15,100	15,180,226
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		20,215	20,240,279

			$312,452,710

Beverage and Tobacco — 0.1%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		12,079	$11,701,894
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,895,000

			$14,596,894

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brokerage/Securities Dealers/Investment Houses — 0.1%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		4,250	$4,313,750
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021		10,100	9,948,500

			$14,262,250

Building and Development — 1.5%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		21,983	$21,978,618
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022		13,042	13,058,616
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		15,874	15,794,163
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		25,582	25,515,738
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022		2,475	2,492,016
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		13,805	13,746,432
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		15,278	15,303,924
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		1,547	1,559,941
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		18,579	18,642,277
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016		275	272,628
Term Loan, 3.75%, Maturing March 5, 2020		21,888	21,932,724
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022		7,775	7,813,875
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,276	6,299,228

			$164,410,180

Business Equipment and Services — 8.0%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		53,025	$53,164,171
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 15, 2022		7,675	7,707,619
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,285	27,256,901
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		4,987	4,992,909
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		7,939	7,686,418
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		17,447	17,403,361
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,324	17,288,738
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		13,815	13,762,891
ClientLogic Corporation
Term Loan, 7.18%, Maturing January 30, 2017	EUR	2,912	3,189,767
Term Loan, 7.54%, Maturing January 30, 2017		9,682	9,658,144
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		17,948	17,947,597

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		3,550	$3,579,955
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		38,511	34,724,050
Education Management, LLC
Revolving Loan, 2.50%, Maturing July 2, 2020(4)		9,764	9,248,073
Term Loan, 5.50%, Maturing July 2, 2020		5,464	3,760,950
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		9,410	5,469,445
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		61,704	61,678,431
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		28,568	28,556,511
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		13,437	13,423,747
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,026	2,018,807
Term Loan, 4.00%, Maturing November 6, 2020		15,103	15,046,497
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,397	8,496,444
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,479	23,655,550
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,682	37,645,424
Term Loan, 3.75%, Maturing March 17, 2021	EUR	39	43,382
Informatica Corporation
Term Loan, Maturing May 29, 2022(2)		28,525	28,581,451
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		17,813	17,904,304
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	20,115	22,174,153
Term Loan, Maturing June 10, 2021(2)		5,950	5,920,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		23,093	23,150,340
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		59,892	60,110,091
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,494	31,427,677
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)		14,755	11,279,959
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		9,736	9,781,750
Term Loan, 4.50%, Maturing April 2, 2022		12,428	12,517,835
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		3,158	3,134,732
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		6,860	6,739,950
Peacock Engineering Company, LLC
Term Loan, Maturing July 9, 2022(2)		2,000	2,008,750
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,743	8,819,290
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		28,717	28,501,570
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		1,500	1,477,500
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,897	1,895,704
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		10,000	9,950,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		39,774	39,923,432

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
SunGard Data Systems, Inc.
Term Loan, 4.00%, Maturing March 8, 2020		86,355	$86,597,324
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		14,274	14,348,361
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,905	18,997,559
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		577	576,768
Term Loan, 4.25%, Maturing May 14, 2022		3,298	3,293,388

			$876,517,920

Cable and Satellite Television — 1.0%
Charter Communications Operating, LLC
Term Loan, Maturing January 20, 2023(2)		26,050	$26,136,069
Mediacom Illinois, LLC
Term Loan, 3.50%, Maturing June 30, 2021		4,131	4,135,361
Numericable Group SA
Term Loan, Maturing July 21, 2022(2)	EUR	8,975	9,864,192
Term Loan, Maturing July 27, 2022(2)		4,950	4,951,856
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		34,565	34,495,193
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	13,385,304
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,557,839
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	3,970,479
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	7,186,635

			$106,682,928

Chemicals and Plastics — 4.7%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,626	$8,647,625
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,343	6,983,808
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,476	4,486,844
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,943	3,953,142
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		60,529	60,554,694
Term Loan, 4.00%, Maturing February 1, 2020	EUR	943	1,042,718
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		11,284	11,314,804
Chemours Company Co. (The)
Revolving Loan, Maturing May 12, 2020(2)		5,000	4,595,000
Term Loan, 3.75%, Maturing May 22, 2022		13,150	12,678,796
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,834	2,843,271
Term Loan, 4.50%, Maturing September 7, 2021		17,141	17,212,849
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,368	6,391,880
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,486	8,507,090
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,400	7,412,658
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		29,850	29,837,553

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,636	$6,184,621
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,288	17,835,045
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		50,277	50,314,923
Term Loan, 4.25%, Maturing March 31, 2022		9,077	9,109,653
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,172	8,163,906
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		30,851	31,018,653
Term Loan, 4.75%, Maturing June 7, 2020		8,109	8,158,035
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		23,994	24,173,870
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,731	9,722,300
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,933	8,954,831
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,913	5,304,113
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		12,552	12,253,828
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,790,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,935	18,936,254
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing June 19, 2022		7,750	7,800,049
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		5,161	5,140,573
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		1,037	1,043,771
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,878	5,914,700
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,030	19,023,775
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing October 13, 2021		4,200	4,195,502
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		34,623	33,194,517
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		41,250	41,378,906
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		4,350	4,390,781

			$522,465,338

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, Maturing July 21, 2022(2)		20,425	$20,118,625

			$20,118,625

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	276	$432,589
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,104	32,057,578

			$32,490,167

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 1.6%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		40,660	$40,652,272
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,585,981
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,412	32,786,906
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		3,156	3,147,705
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		37,990	38,251,329
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,348,706
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	20,775	22,851,818

			$178,624,717

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 3.51%, Maturing September 3, 2021		9,339	$9,364,534
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		26,697	26,757,198
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		45,403	44,183,129

			$80,304,861

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,677	$19,709,413
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		8,479	8,605,931
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,567	20,525,005
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,054	2,269,478
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,266	36,285,140
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		25,785	25,851,723
Term Loan, 3.50%, Maturing August 5, 2020		4,939	4,949,754
Term Loan, 4.00%, Maturing April 1, 2022		47,207	47,482,941

			$165,679,385

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		44,089	$43,967,885
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	15,329,075

			$59,296,960

Electronics/Electrical — 9.0%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,552	$23,625,662
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		51,501	51,643,974
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,751	13,682,183

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,831	$5,852,804
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		11,825	11,879,194
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		36,856	34,552,459
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		75,225	75,292,885
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,700	3,716,957
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		6,895	6,901,195
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		17,935	18,013,333
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,704	11,706,204
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		14,180	14,179,687
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		61,106	61,466,834
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		13,594	13,648,206
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,401	8,352,086
Term Loan, 3.75%, Maturing June 3, 2020		95,129	94,663,401
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,787	5,218,213
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,456	7,456,312
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,801	9,825,502
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		22,035	22,067,127
Term Loan, 5.25%, Maturing November 19, 2021		22,498	22,622,388
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		57,907	58,142,504
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		20,165	20,231,978
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		26,517	26,513,269
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		6,572	6,538,891
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		15,965	15,895,475
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		4,550	4,493,125
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,050	10,091,636
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,271,250
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		115,151	111,293,487
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018		7,173	7,253,872
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021		42,362	41,320,785
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018		9,122	9,121,875
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018		15,633	15,683,636

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	4,332	$4,371,999
Term Loan, 4.00%, Maturing July 8, 2022	26,280	26,523,461
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	16,038	16,118,190
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	14,543	14,506,159
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	13,652	13,717,085
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	22,324	22,388,394
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	22,351	22,383,355
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	28,204	28,577,845

		$995,804,877

Financial Intermediaries — 3.9%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,812	$12,803,733
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,262,000
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,197	28,284,911
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,625	13,531,042
First Data Corporation
Term Loan, 3.69%, Maturing March 24, 2017	5,000	4,999,610
Term Loan, 3.69%, Maturing March 24, 2018	36,518	36,474,715
Term Loan, 3.69%, Maturing September 24, 2018	41,428	41,380,932
Term Loan, 3.94%, Maturing June 23, 2022	9,650	9,656,031
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	33,959	33,874,021
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,729	44,987,335
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	6,500	6,524,375
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	14,503	14,430,204
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	7,923,864
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	6,866	6,913,209
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,296	2,307,270
Term Loan, 6.25%, Maturing September 4, 2018	8,381	8,423,400
Term Loan, 6.25%, Maturing September 4, 2018	12,797	12,861,048
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	41,075	41,016,994
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,890	6,892,516
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,527	22,480,524
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	11,805	11,893,189

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		58,832	$56,429,435

			$430,350,358

Food Products — 3.7%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		54,405	$54,622,365
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018		9,007	8,781,620
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		9,441	9,464,330
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 23, 2021	EUR	6,525	7,212,550
Term Loan, 4.25%, Maturing July 23, 2021		37,600	37,600,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		9,843	9,860,999
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		30,536	29,695,831
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,116	12,153,361
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		19,072	19,173,178
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,205	15,224,031
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		34,722	34,742,675
Term Loan, 3.75%, Maturing September 18, 2020		27,559	27,584,617
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,524	12,176,415
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,253	8,426,605
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	99,851,188
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		16,135	16,198,423

			$402,768,188

Food Service — 3.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		75,310	$75,564,595
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		3,393	3,384,756
Term Loan, 3.69%, Maturing July 26, 2016		13,242	13,208,812
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		4,711	4,735,575
Buffets, Inc.
Term Loan, 15.00%, (0.00% Cash, 15.00% PIK) Maturing July 18, 2017(3)		2,861	2,039,027
Term Loan, 15.00%, (0.00% Cash, 15.00% PIK) Maturing July 19, 2017(3)		1,574	1,121,816
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		11,136	10,913,636
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,676	9,670,346
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		30,062	30,206,466
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		8,440	8,376,281

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	8,988	$8,903,811
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,042	4,047,553
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	106,474	106,950,703
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	98,483	51,654,394

		$330,777,771

Food/Drug Retailers — 2.2%
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019	40,583	$40,811,351
Term Loan, 5.00%, Maturing August 25, 2019	35,155	35,308,803
Term Loan, 5.50%, Maturing August 25, 2021	11,671	11,733,749
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	38,712	38,397,222
New Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021	18,138	18,203,687
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	44,054,574
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,553	52,832,506

		$241,341,892

Health Care — 8.9%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,234	$3,264,066
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,300	4,337,625
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021	19,106	19,193,186
Alere, Inc.
Term Loan, Maturing June 18, 2022(2)	21,875	21,987,350
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	29,090	29,067,117
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	13,010	13,058,857
Ardent Legacy Acquisitions, Inc.
Term Loan, Maturing July 21, 2021(2)	6,400	6,440,000
Ardent Medical Services, Inc.
Term Loan, 7.50%, Maturing July 2, 2018	30,432	30,520,469
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	9,373	9,455,073
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020	2,892	2,879,313
Term Loan, 6.50%, Maturing July 31, 2020	4,820	4,798,855
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	18,248	18,157,035
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	1,329	1,333,941
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	35,884	35,962,069
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	21,775	21,847,684
Term Loan, 4.00%, Maturing January 27, 2021	40,066	40,279,846

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		3,925	$3,927,453
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022		3,300	3,323,374
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020		16,608	16,586,972
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		16,079	16,078,535
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020		28,075	28,183,791
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		68,105	68,324,821
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	EUR	1,633	1,807,391
Term Loan, 4.25%, Maturing August 30, 2020		3,945	3,958,279
Term Loan, 4.25%, Maturing August 30, 2020	EUR	5,367	5,942,142
Term Loan, 4.25%, Maturing August 30, 2020		13,102	13,147,534
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021		2,975	2,990,806
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,147	22,229,608
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		12,968	12,797,302
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		15,293	15,325,132
Term Loan, 7.75%, Maturing May 15, 2018		26,196	26,212,180
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		23,486	23,632,440
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018		53,684	54,006,557
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,315,829
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,213	4,217,849
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021(3)		42,238	17,528,962
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		10,898	8,527,894
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		7,923	6,199,734
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		10,142	10,173,293
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		5,000	5,003,000
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		40,376	40,477,145
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,057	29,658,452
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		75	74,441
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		74,182	74,307,978
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		5,800	5,847,125
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		22,644	22,752,465

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		27,938	$28,008,161
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019		17,594	17,616,133
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		27,527	27,636,082
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		20,979	21,013,660
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		9,025	9,092,688
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		16,043	15,972,499
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		21,641	21,438,363
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		12,970	12,949,492
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,338	12,365,004

			$981,233,052

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,592	$4,614,834
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	44,191,364
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		3,518	3,531,407

			$52,337,605

Industrial Equipment — 2.8%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,840	$50,997,821
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		6,948	6,967,091
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,380	19,513,296
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,439	40,079,019
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,463	6,963,613
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		28,031	28,034,006
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		14,774	14,847,498
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		6,408	6,440,448
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		13,249	13,240,610
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,554	58,663,486
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		20,319	20,277,250
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,777	5,780,485
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		13,677	13,762,102

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,206	$3,205,805
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		7,317	7,336,564
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	11,800	12,764,967

			$308,874,061

Insurance — 3.7%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		26,789	$26,826,668
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		6,682	6,759,637
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		125,407	125,937,868
Term Loan, Maturing July 22, 2022(2)		77,175	77,191,052
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		30,075	30,300,562
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		16,227	14,929,050
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		5,173	5,030,687
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		4,700	4,277,000
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		57,026	56,851,386
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		58,811	58,896,785

			$407,000,695

Leisure Goods/Activities/Movies — 3.2%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020		19,775	$19,833,977
Aufinco Pty. Limited
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020		9,200	9,154,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		46,083	46,239,320
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.25%, Maturing July 8, 2022		5,425	5,469,756
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020		15,701	15,802,830
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		15,657	15,696,045
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		4,861	4,886,952
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022		286	287,500
Term Loan, 5.50%, Maturing June 17, 2022		2,214	2,228,125
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		34,743	34,815,706
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		17,150	17,146,433
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		20,034	20,121,900
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019		14,643	14,714,277
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		31,837	31,001,162

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash, 5.75% PIK) Maturing March 28, 2018(3)		6,432	$1,125,525
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020		30,367	30,328,706
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		5,181	5,200,852
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		27,629	21,136,205
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		27,264	27,038,462
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		31,501	31,275,061

			$353,502,794

Lodging and Casinos — 3.2%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		4,660	$4,681,844
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		45,084	45,105,457
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		22,200	22,472,882
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		8,094	8,140,518
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(4)(6)		14,948	13,659,206
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,503	11,547,966
Four Seasons Holdings, Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,665	9,674,385
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	38,338	60,066,382
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,033	3,066,628
Term Loan, 5.50%, Maturing November 21, 2019		7,076	7,155,466
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		47,585	47,737,849
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		33,257	33,198,115
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		5,313	5,323,245
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		6,686	6,694,159
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		58,362	58,674,181
Term Loan, 6.00%, Maturing October 1, 2021		13,607	13,681,461

			$350,879,744

Nonferrous Metals/Minerals — 1.7%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,722	$13,662,121
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		40,225	23,129,576
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		8,180	8,220,398
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		39,106	35,683,829

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017	3,800	$3,690,750
Term Loan, 7.50%, Maturing April 16, 2020	23,950	19,953,344
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	2,449	1,720,502
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	33,831	33,857,991
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	9,305	9,284,842
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,119,625
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	6,298	5,904,816
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,840,000
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(6)	30,442	15,479,684

		$184,547,478

Oil and Gas — 4.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	52,062	$42,820,786
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	19,167	15,812,882
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	34,058	33,461,879
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	21,369	21,462,857
CITGO Petroleum Corporation
Revolving Loan, 0.53%, Maturing July 23, 2019(4)	12,500	11,423,750
Term Loan, 4.50%, Maturing July 29, 2021	16,128	16,175,171
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	21,607	21,210,946
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	27,898	23,021,895
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	26,400	26,296,882
Term Loan, 4.00%, Maturing December 2, 2019	5,042	5,047,182
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,383	16,947,284
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	23,726	13,123,504
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,059	13,016,065
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	89,875	87,234,752
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	3,074	3,081,480
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021(3)	23,297	15,317,457
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	5,281,094
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	79,897	60,072,198
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	965	815,073
Term Loan, 4.25%, Maturing December 16, 2020	2,586	2,185,504
Term Loan, 4.25%, Maturing December 16, 2020	18,593	15,710,928

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,227	$2,823,730
Term Loan, 4.25%, Maturing October 1, 2019	5,283	4,622,960
Term Loan, 4.25%, Maturing October 1, 2019	39,872	34,888,098
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,960	7,944,874
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	8,573	8,241,229
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	3,395	3,434,609
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	29,320	26,476,158

		$537,951,227

Publishing — 2.4%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	24,182	$24,378,227
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	110,691	78,659,947
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 31, 2021	4,475	4,472,203
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	29,942	30,095,695
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	58,015	54,364,726
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	15,348	15,434,799
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,775	7,794,437
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	3,360	3,355,601
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(3)(6)	259	178,629
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019	11,674	11,754,584
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021	8,806	8,864,404
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	21,730	21,838,822

		$261,192,074

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020	7,090	$6,851,323
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021	6,774	6,736,767
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021	3,523	3,545,396
Clear Channel Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019	26,740	24,622,863
Term Loan, 7.69%, Maturing July 30, 2019	5,384	5,023,080
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020	72,971	67,498,415
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018	8,226	8,258,598
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020	16,847	16,762,990
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021	4,518	4,533,806

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020		8,826	$8,883,617
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		21,673	21,804,047
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		11,001	11,035,514
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,475	12,514,448
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,613	5,595,143
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 13, 2020		3,948	3,910,622
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		25,447	23,898,867
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,091	7,091,067
Term Loan, 4.00%, Maturing March 1, 2020		31,303	31,324,327

			$269,890,890

Retailers (Except Food and Drug) — 6.1%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		30,424	$29,121,730
B&M Retail Limited
Term Loan, 3.82%, Maturing May 21, 2019	GBP	6,850	10,580,783
Term Loan, 4.32%, Maturing April 28, 2020	GBP	5,450	8,480,409
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		26,164	26,262,495
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		32,165	32,104,469
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		24,332	23,518,595
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		38,557	38,709,253
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		18,327	17,238,585
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,524	10,608,001
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		54,022	45,001,920
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		27,818	27,540,238
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		16,846	16,962,240
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		44,051	44,180,390
Term Loan, 4.00%, Maturing January 28, 2020		7,566	7,605,990
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		57,019	56,888,732
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		34,875	34,934,938
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		4,973	4,986,488
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		29,833	29,916,086
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		59,850	60,152,661

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,319	$9,700,212
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,776	9,739,589
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		27,052	27,416,462
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,369	7,369,157
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		41,827	41,890,177
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		38,037	36,039,822
Vivarte SA
Term Loan, 0.10%, (0.10% Cash, 0.00% PIK), Maturing October 29, 2021(3)	EUR	2,588	0
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(7)	EUR	9,812	5,893,401
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	6,373	6,953,340
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,011	4,904,954

			$674,701,117

Steel — 1.4%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		143,679	$118,101,512
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		23,369	23,222,878
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		8,315	8,273,214
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(6)		11,653	4,903,372

			$154,500,976

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018		2,391	$2,392,772
Term Loan, 3.75%, Maturing March 11, 2018		21,650	21,480,870
Term Loan, 3.75%, Maturing March 11, 2018		22,665	22,725,600
Kenan Advantage Group, Inc.
Term Loan, Maturing July 31, 2022(2)		613	615,830
Term Loan, Maturing July 31, 2022(2)		1,400	1,406,525
Term Loan, Maturing July 31, 2022(2)		4,388	4,409,645
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		36,051	34,068,396

			$87,099,638

Telecommunications — 2.6%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017		5,807	$5,810,151
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		116,259	115,259,474
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021		22,319	22,337,654
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022		9,625	9,713,232
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,068	11,510,033
Term Loan, 4.00%, Maturing April 23, 2019		31,629	30,166,093

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		46,746	$46,784,835
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022		11,009	10,976,334
Term Loan, 3.50%, Maturing January 15, 2022		17,084	17,032,918
Term Loan, 3.50%, Maturing January 15, 2022		18,106	18,052,149

			$287,642,873

Utilities — 1.7%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020		4,239	$4,208,210
Term Loan, 3.25%, Maturing January 31, 2022		5,819	5,775,342
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019		1,389	1,394,758
Term Loan, 4.00%, Maturing October 30, 2020		6,649	6,677,246
Term Loan, 3.50%, Maturing May 27, 2022		40,725	40,645,830
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020		17,240	17,302,862
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020		6,169	6,190,765
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021		6,905	6,957,008
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021		1,707	1,717,210
Term Loan, 5.00%, Maturing December 19, 2021		38,599	38,832,354
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		8,708	8,618,246
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		18,485	18,207,661
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		3,650	3,695,625
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		21,354	21,547,701
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		7,314	7,327,338

			$189,098,156

Total Senior Floating-Rate Interests (identified cost $10,590,932,866)			$10,239,457,563

Corporate Bonds & Notes — 4.0%

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		9,000	$9,202,500
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		10,823	11,174,231
6.00%, 4/15/21(9)	GBP	11,115	18,190,488

			$38,567,219

19

Security	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 0.2%
AVINTIV Specialty Materials, Inc.
7.75%, 2/1/19		2,714	$2,788,635
Hexion, Inc.
6.625%, 4/15/20		16,525	15,223,656

			$18,012,291

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,168,750
Smurfit Kappa Acquisitions
4.875%, 9/15/18(9)		4,925	5,232,812

			$51,401,562

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$2,655,000
9.00%, 11/15/18(9)	CAD	4,500	2,907,444

			$5,562,444

Entertainment — 0.2%
Vougeot Bidco PLC
5.231%, 7/15/20(9)(10)	EUR	18,625	$20,588,488

			$20,588,488

Equipment Leasing — 0.0%(11)
International Lease Finance Corp.
6.75%, 9/1/16(9)		2,325	$2,433,984
7.125%, 9/1/18(9)		2,325	2,601,094

			$5,035,078

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		10,952	$11,609,120

			$11,609,120

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		18,000	$18,315,000
Iceland Bondco PLC
4.834%, 7/15/20(9)(10)	GBP	9,575	12,709,886
6.25%, 7/15/21(9)	GBP	7,000	9,524,118
Picard Groupe SA
4.25%, 8/1/19(9)(10)	EUR	7,500	8,299,480

			$48,848,484

Health Care — 0.9%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$38,659,687
5.125%, 8/1/21		7,500	7,800,000
HCA, Inc.
4.75%, 5/1/23		9,766	10,046,773
inVentiv Health, Inc.
9.00%, 1/15/18(9)		15,375	16,095,703

20

Security	Principal Amount* (000’s omitted)		Value
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	$13,625,000
4.375%, 10/1/21		9,700	9,799,425

			$96,026,588

Industrial Equipment — 0.0%(11)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		916	$538,156

			$538,156

Insurance — 0.0%(11)
Galaxy Bidco, Ltd.
5.567%, 11/15/19(9)(10)	GBP	2,500	$3,918,768

			$3,918,768

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,538,750

			$8,538,750

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		25,250	$21,083,750
9.00%, 2/15/20(6)		6,175	5,140,687
9.00%, 2/15/20(6)		14,975	12,429,250

			$38,653,687

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,327,500

			$11,327,500

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$8,679,210
Univision Communications, Inc.
6.75%, 9/15/22(9)		8,140	8,781,025

			$17,460,235

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		7,650	$8,423,606
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	2,520	2,610,323
Wind Acquisition Finance SA
5.229%, 4/30/19(9)(10)	EUR	7,775	8,630,973
6.50%, 4/30/20(9)		7,375	7,863,594
3.981%, 7/15/20(9)(10)	EUR	7,450	8,202,422

			$35,730,918

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,187,500
7.875%, 1/15/23(9)		18,230	19,654,219
5.875%, 1/15/24(9)		5,000	5,252,500

			$28,094,219

Total Corporate Bonds & Notes (identified cost $453,884,978)			$439,913,507

21

Asset-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.139%, 4/15/25(9)(10)	$5,600	$5,560,619
Apidos CLO XIV, Series 2013-14A, Class D, 3.789%, 4/15/25(9)(10)	7,000	6,813,830
Apidos CLO XIV, Series 2013-14A, Class E, 4.689%, 4/15/25(9)(10)	3,500	3,160,792
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 2.924%, 10/17/24(9)(10)	3,000	2,964,563
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.674%, 10/17/24(9)(10)	3,000	2,878,680
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.074%, 10/17/24(9)(10)	3,000	2,718,751
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.039%, 7/17/25(9)(10)	4,000	3,965,677
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.739%, 7/17/25(9)(10)	3,330	3,226,679
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.539%, 7/17/25(9)(10)	3,330	2,954,735
Babson CLO, Ltd., Series 2013-IA, Class C, 2.987%, 4/20/25(9)(10)	7,175	7,125,515
Babson CLO, Ltd., Series 2013-IA, Class D, 3.787%, 4/20/25(9)(10)	5,600	5,452,610
Babson CLO, Ltd., Series 2013-IA, Class E, 4.687%, 4/20/25(9)(10)	3,525	3,172,858
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.389%, 7/15/26(9)(10)	3,500	3,503,274
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.389%, 7/15/26(9)(10)	3,500	3,163,751
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.939%, 7/15/25(9)(10)	5,000	4,929,231
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.689%, 7/15/25(9)(10)	3,000	2,898,706
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.889%, 7/15/25(9)(10)	2,400	2,177,500
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.974%, 8/15/25(9)(10)	3,250	3,226,530
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.474%, 8/15/25(9)(10)	1,400	1,335,517
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.174%, 8/15/25(9)(10)	925	811,102
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.387%, 7/20/26(9)(10)	3,250	3,253,490
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.787%, 7/20/26(9)(10)	3,250	3,148,493
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.387%, 7/20/26(9)(10)	3,250	3,042,360
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.987%, 4/20/25(9)(10)	6,325	6,253,879
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.787%, 4/20/25(9)(10)	6,950	6,766,563

Total Asset-Backed Securities (identified cost $95,368,376)		$94,505,705

Common Stocks — 0.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Worldwide Services, LLC(3)(12)(13)	2,577	$2,830,793

		$2,830,793

Automotive — 0.0%(11)
Dayco Products, LLC(3)(12)	88,506	$3,628,746

		$3,628,746

Business Equipment and Services — 0.0%(11)
Education Management Corp.(3)(12)(13)	65,471,595	$1,767,733

		$1,767,733

22

Security	Shares	Value
Food Service — 0.0%
Buffets Restaurants Holdings, Inc.(3)(12)(13)	365,718	$0

		$0

Lodging and Casinos — 0.0%(11)
Affinity Gaming, LLC(3)(12)(13)	206,125	$2,731,159

		$2,731,159

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	28,605	$10,297,514
MediaNews Group, Inc.(3)(12)(13)	162,730	5,085,311

		$15,382,825

Total Common Stocks (identified cost $13,160,959)		$26,341,256

Convertible Preferred Stocks — 0.0%(11)

Security	Shares	Value
Business Equipment and Services — 0.0%(11)
Education Management Corp., Series A-1, 7.50%(12)(13)	72,851	$2,003,402

Total Convertible Preferred Stocks (identified cost $5,141,580)		$2,003,402

Warrants — 0.0%(11)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(11)
Vivarte Luxco(3)(12)(13)	104,081	$58,297

Total Warrants (identified cost $38,148)		$58,297

Short-Term Investments — 3.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(14)	$347,452	$347,451,587

Total Short-Term Investments (identified cost $347,451,587)		$347,451,587

Total Investments — 101.1% (identified cost $11,505,978,494)		$11,149,731,317

Less Unfunded Loan Commitments — (0.3)%		$(35,879,728)

Net Investments — 100.8% (identified cost $11,470,098,766)		$11,113,851,589

Other Assets, Less Liabilities — (0.8)%		$(91,612,157)

Net Assets — 100.0%		$11,022,239,432

23

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	-	Payment In Kind

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $325,473,877 or 3.0% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(11)	Amount is less than 0.05%.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $366,682.

24

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,470,776,955

Gross unrealized appreciation	$65,454,486
Gross unrealized depreciation	(422,379,852)

Net unrealized depreciation	$(356,925,366)

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/28/15	British Pound Sterling 20,000,000	United States Dollar 31,422,300	State Street Bank and Trust Company	$194,708	$—	$194,708
8/31/15	Canadian Dollar 34,963,315	United States Dollar 28,006,052	State Street Bank and Trust Company	1,277,460	—	1,277,460
8/31/15	Euro 43,962,901	United States Dollar 47,917,804	Goldman Sachs International	—	(380,525)	(380,525)
8/31/15	Euro 20,671,125	United States Dollar 22,957,620	State Street Bank and Trust Company	248,000	—	248,000
8/31/15	Euro 9,974,875	United States Dollar 11,122,664	State Street Bank and Trust Company	164,111	—	164,111
8/31/15	United States Dollar 6,180,977	Canadian Dollar 8,000,000	Citibank, N.A.	—	(65,174)	(65,174)
9/30/15	British Pound Sterling 20,562,108	United States Dollar 32,348,514	Goldman Sachs International	250,396	—	250,396
9/30/15	Euro 60,173,274	United States Dollar 67,406,703	HSBC Bank USA, N.A.	1,270,864	—	1,270,864
9/30/15	Euro 8,952,563	United States Dollar 9,904,963	State Street Bank and Trust Company	65,292	—	65,292
10/30/15	British Pound Sterling 52,888,222	United States Dollar 82,574,645	HSBC Bank USA, N.A.	29,925	—	29,925
10/30/15	Euro 78,742,025	United States Dollar 86,914,660	Goldman Sachs International	326,998	—	326,998

				$3,827,754	$(445,699)	$3,382,055

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,827,754 and $445,699, respectively.

25

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$10,144,223,888	$59,353,947	$10,203,577,835
Corporate Bonds & Notes	—	439,375,351	538,156	439,913,507
Asset-Backed Securities	—	94,505,705	—	94,505,705
Common Stocks	—	—	26,341,256	26,341,256
Convertible Preferred Stocks	—	2,003,402	—	2,003,402
Warrants	—	—	58,297	58,297
Short-Term Investments	—	347,451,587	—	347,451,587
Total Investments	$—	$11,027,559,933	$86,291,656	$11,113,851,589
Forward Foreign Currency Exchange Contracts	$—	$3,827,754	$—	$3,827,754
Total	$—	$11,031,387,687	$86,291,656	$11,117,679,343

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(445,699)	$—	$(445,699)
Total	$—	$(445,699)	$—	$(445,699)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented.

At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance

Floating-Rate Advantage Fund

July 31, 2015 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $6,266,439,004 and the Fund owned 96.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 118.3%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.9%
BE Aerospace, Inc.
Term Loan, 4.00%, Maturing December 16, 2021		5,512	$5,568,662
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	922,240
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,293	1,034,249
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		39,645	38,297,467
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		51,350	51,317,700
Term Loan, 3.75%, Maturing June 4, 2021		16,038	16,025,474
Term Loan, 3.50%, Maturing May 14, 2022		6,983	6,958,404

			$120,124,196

Automotive — 4.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		11,437	$11,458,336
Allison Transmission, Inc.
Term Loan, 3.50%, Maturing August 23, 2019		33,246	33,394,524
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		28,985	29,014,295
Term Loan, 3.25%, Maturing December 31, 2018		39,095	39,129,284
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,633	6,641,291
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,542	13,626,871
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		38,709	38,354,155
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		36,375	36,596,669
Horizon Global Corporation
Term Loan, 7.00%, Maturing May 11, 2022		4,200	4,168,500
INA Beteiligungsgesellschaft GmbH
Term Loan, 4.25%, Maturing May 15, 2020		6,745	6,798,567
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		20,248	20,298,935
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020		6,842	6,863,282
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 24, 2022	EUR	6,950	7,601,036
Term Loan, 4.50%, Maturing June 24, 2022		10,375	10,430,122
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		17,717	17,739,321
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021		5,276	5,282,838

			$287,398,026

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		9,318	$9,027,159
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		2,000	1,930,000

			$10,957,159

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Brokerage/Securities Dealers/Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		2,800	$2,842,000
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023		3,800	3,800,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021		6,925	6,821,125

			$13,463,125

Building and Development — 2.4%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020		11,702	$11,699,067
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022		8,753	8,764,004
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019		1,594	1,603,047
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		10,077	10,027,050
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021		47,594	47,471,470
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022		1,675	1,686,516
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021		12,209	12,157,221
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020		15,647	15,673,476
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021		2,211	2,228,487
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020		13,332	13,377,696
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016		139	137,303
Term Loan, 3.75%, Maturing March 5, 2020		25,113	25,164,152
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022		5,375	5,401,875
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,322	2,330,484

			$157,721,848

Business Equipment and Services — 10.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021		31,661	$31,744,259
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 15, 2022		9,350	9,389,738
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		15,042	13,538,155
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		3,278	3,282,573
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		9,458	9,156,606
Brickman Group Ltd., LLC
Term Loan, 4.00%, Maturing December 18, 2020		11,654	11,651,388
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,711	2,703,959
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		13,093	13,066,420
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020		5,634	5,613,005
ClientLogic Corporation
Term Loan, 7.54%, Maturing January 30, 2017		3,293	3,284,612
Term Loan, 7.76%, Maturing January 30, 2017	GBP	3,341	5,203,757

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		13,247	$13,246,894
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022		2,350	2,369,829
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		18,591	16,762,812
Education Management, LLC
Revolving Loan, 2.50%, Maturing July 2, 2020(4)		5,858	5,548,844
Term Loan, 5.50%, Maturing July 2, 2020		3,491	2,402,837
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020		6,012	3,494,379
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		50,457	50,436,069
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		23,728	23,717,974
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 7, 2020		10,596	10,585,472
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,735	2,724,376
Term Loan, 4.00%, Maturing November 6, 2020		15,428	15,370,012
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,846	4,358,090
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,493	14,601,544
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		22,230	22,207,702
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,263	5,799,179
Informatica Corporation
Term Loan, Maturing May 29, 2022(2)	EUR	12,000	13,255,880
Term Loan, Maturing May 29, 2022(2)		19,275	19,313,145
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,242	12,304,225
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	11,273	12,426,455
Term Loan, Maturing June 10, 2021(2)		4,100	4,079,500
Term Loan - Second Lien, Maturing June 10, 2022(2)		900	901,125
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		17,503	17,546,494
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		38,451	38,591,553
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,954	15,411,974
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019(3)		17,164	13,122,035
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		7,702	7,737,914
Term Loan, 4.50%, Maturing April 2, 2022		9,850	9,921,117
National CineMedia, LLC
Term Loan, 2.94%, Maturing November 26, 2019		4,425	4,392,733
Nuance Communications, Inc.
Term Loan, 2.94%, Maturing August 7, 2019		4,900	4,814,250
Peacock Engineering Company, LLC
Term Loan, Maturing July 9, 2022(2)		3,000	3,013,125
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,017	8,086,732
Quintiles Transnational Corp.
Term Loan, 3.25%, Maturing May 12, 2022		11,100	11,155,500
RCS Capital Corporation
Term Loan, 7.50%, Maturing April 29, 2019		20,909	20,752,621
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021		5,866	5,777,872
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		5,310	5,306,918
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		3,500	3,482,500

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		30,505	$30,619,433
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 28, 2017		3,625	3,632,045
Term Loan, 4.00%, Maturing March 8, 2020		43,012	43,133,188
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		7,357	7,395,445
TransUnion, LLC
Term Loan, 3.75%, Maturing April 9, 2021		2,951	2,937,326
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		11,742	11,799,737
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		533	532,115
Term Loan, 4.25%, Maturing May 14, 2022		3,042	3,038,416
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		21,833	21,809,126

			$658,550,984

Cable and Satellite Television — 2.6%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		14,780	$14,776,711
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		7,430	7,415,659
Term Loan, Maturing January 20, 2023(2)		18,100	18,159,802
MCC Iowa, LLC
Term Loan, 4.00%, Maturing January 20, 2020		1,995	2,000,691
Term Loan, 3.25%, Maturing January 29, 2021		5,367	5,347,566
Mediacom Illinois, LLC
Term Loan, 3.16%, Maturing October 23, 2017		2,781	2,780,680
Term Loan, 3.50%, Maturing June 30, 2021		4,814	4,818,415
Numericable Group SA
Term Loan, Maturing July 21, 2022(2)	EUR	6,250	6,869,214
Term Loan, Maturing July 27, 2022(2)		3,475	3,476,303
Numericable U.S., LLC
Term Loan, 4.50%, Maturing May 21, 2020		3,353	3,366,953
Term Loan, 4.50%, Maturing May 21, 2020		3,876	3,891,819
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		26,709	26,546,766
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		38,699	38,620,540
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,946,309
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	4,715,855
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,320,322
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	13,249,908

			$170,303,513

Chemicals and Plastics — 6.7%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		2,500	$2,498,437
Term Loan, 4.00%, Maturing June 1, 2022	EUR	3,000	3,302,989
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		8,429	8,450,390
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,719	2,993,061
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		4,374	4,384,508
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,546	2,552,260
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		34,229	34,243,465
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,920	4,335,511

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
AZ Chem US, Inc.
Term Loan, 4.50%, Maturing June 12, 2021		9,401	$9,426,854
Chemours Company Co. (The)
Term Loan, 3.75%, Maturing May 12, 2022		24,850	23,959,550
Colouroz Investment 1, GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,542	1,547,022
Term Loan, 4.50%, Maturing September 7, 2021		9,326	9,365,500
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,978	7,004,010
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		4,913	4,925,157
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,313,908
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,254	8,267,568
Huntsman International, LLC
Term Loan, 3.75%, Maturing August 12, 2021		15,995	15,987,955
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,691	4,050,106
Term Loan, 4.25%, Maturing March 31, 2022		5,935	5,956,312
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,688	8,417,778
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		41,026	41,057,319
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		6,007	6,000,897
MacDermid, Inc.
Term Loan, 4.50%, Maturing June 7, 2020		27,783	27,934,621
Term Loan, 4.75%, Maturing June 7, 2020		6,670	6,710,369
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		21,740	21,902,419
Omnova Solutions, Inc.
Term Loan, 4.25%, Maturing May 31, 2018		8,080	8,072,122
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		6,311	6,326,658
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,965	2,121,645
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		6,825	6,662,484
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		2,000	1,895,000
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		12,805	12,805,761
Royal Holdings, Inc.
Term Loan, 4.50%, Maturing June 19, 2022		5,275	5,309,066
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,903	2,891,572
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		623	627,013
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,531	3,553,075
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		9,491	9,488,108
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing October 13, 2021		20,000	19,978,580
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing March 19, 2020		46,772	44,842,934
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		28,350	28,438,594
Term Loan, 4.25%, Maturing July 1, 2022	EUR	2,000	2,213,891

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		9,675	$9,765,703

			$435,580,172

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, Maturing July 21, 2022(2)		14,325	$14,110,125

			$14,110,125

Conglomerates — 0.7%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,730,356
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		11,054	10,390,455
Spectrum Brands, Inc.
Term Loan, 3.75%, Maturing June 9, 2022		18,417	18,520,838
Term Loan, 4.34%, Maturing June 10, 2022	CAD	12,000	9,198,302
Term Loan, 3.50%, Maturing June 30, 2022	EUR	3,000	3,307,107

			$43,147,058

Containers and Glass Products — 1.9%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,460	$29,454,030
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,958,256
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,612	13,768,991
Libbey Glass, Inc.
Term Loan, 3.75%, Maturing April 9, 2021		4,158	4,147,605
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,817	5,846,513
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,494	22,648,811
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,120,180
Verallia
Term Loan, Maturing July 24, 2022(2)	EUR	14,475	15,922,025

			$121,866,411

Cosmetics/Toiletries — 0.7%
Prestige Brands, Inc.
Term Loan, 3.51%, Maturing September 3, 2021		6,008	$6,024,593
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		18,741	18,783,359
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		22,296	21,696,643

			$46,504,595

Drugs — 2.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,934	$6,945,801
AMAG Pharmaceuticals, Inc.
Term Loan, 7.25%, Maturing November 12, 2020		5,201	5,279,269
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		15,657	15,625,028
Term Loan, 4.50%, Maturing March 11, 2021	EUR	1,436	1,585,900
Term Loan, 4.50%, Maturing March 11, 2021	EUR	3,391	3,746,763
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing March 1, 2021		1,530	1,533,662
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		9,814	9,814,488

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		29,548	$29,563,007
Term Loan, 4.25%, Maturing September 30, 2019		1,990	1,991,658
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing December 11, 2019		19,179	19,228,714
Term Loan, 3.50%, Maturing August 5, 2020		27,304	27,365,430
Term Loan, 4.00%, Maturing April 1, 2022		40,527	40,763,716

			$163,443,436

Ecological Services and Equipment — 0.7%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		34,405	$34,310,628
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,394	8,442,783

			$42,753,411

Electronics/Electrical — 11.8%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		18,852	$16,165,827
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021		4,403	4,419,331
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		95,074	95,338,843
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,431	7,393,783
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		6,841	6,866,547
CommScope, Inc.
Term Loan, 3.75%, Maturing December 29, 2022		8,000	8,036,664
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		15,790	14,803,592
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		3,319	3,319,169
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		52,493	52,540,839
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		2,600	2,611,916
Term Loan - Second Lien, 9.50%, Maturing June 17, 2023		3,475	3,516,988
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		3,720	3,723,013
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		9,272	9,312,498
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,037	9,039,372
FIDJI Luxembourg (BC4) S.a.r.l.
Term Loan, 6.25%, Maturing December 24, 2020		7,359	7,359,375
Freescale Semiconductor, Inc.
Term Loan, 5.00%, Maturing January 15, 2021		2,924	2,943,329
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		43,723	43,981,481
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,235	18,307,065
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,875,000
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,135	3,117,160
Term Loan, 3.75%, Maturing June 3, 2020		58,189	57,904,442
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,830	4,174,571
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		11,422	11,421,625
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		5,297	5,309,741

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	10,164	$10,179,195
Term Loan, 5.25%, Maturing November 19, 2021	15,959	16,047,415
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	36,074	36,220,692
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	11,810	11,849,756
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020	6,192	6,201,798
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	14,060	14,057,956
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	3,884	3,864,912
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	18,280	18,200,245
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	2,450	2,419,375
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	7,456	7,487,098
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	3,000	3,015,000
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	53,605	51,809,094
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	843	849,711
Sirius Computer Solutions, Inc.
Term Loan, 6.25%, Maturing December 7, 2018	7,000	7,078,930
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	30,974	30,212,531
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,545	8,545,014
Sophia L.P.
Term Loan, 4.00%, Maturing July 19, 2018	7,767	7,792,180
SS&C Technologies, Inc.
Term Loan, 4.00%, Maturing July 8, 2022	3,000	3,027,813
Term Loan, 4.00%, Maturing July 8, 2022	18,200	18,368,732
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	13,150	13,215,445
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	19,582	19,533,430
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	3,621	3,650,314
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	9,147	9,190,976
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	1,339	1,346,151
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	24,941	25,012,513
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	15,305	15,327,750
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	18,865	19,115,456

		$760,101,653

Equipment Leasing — 0.6%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,439,702
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	13,500	13,571,725

		$37,011,427

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 4.9%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017		9,244	$9,247,018
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020		17,847	17,836,335
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020		4,650	4,696,500
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018		21,055	21,120,482
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020		15,997	15,886,359
First Data Corporation
Term Loan, 3.69%, Maturing March 24, 2017		7,000	6,999,454
Term Loan, 3.69%, Maturing March 24, 2018		20,280	20,255,924
Term Loan, 3.69%, Maturing September 24, 2018		24,150	24,122,324
Term Loan, Maturing March 24, 2021(2)		8,384	8,422,861
Term Loan, 3.94%, Maturing June 23, 2022		11,625	11,632,266
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021		24,572	24,510,274
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020		19,612	19,724,953
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022		4,450	4,466,688
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021		5,527	5,499,403
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019		7,109	7,108,944
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		4,685	4,685,227
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		3,984	4,010,937
Moneygram International, Inc.
Term Loan, 4.25%, Maturing March 27, 2020		3,151	2,993,049
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		1,728	1,736,655
Term Loan, 6.25%, Maturing September 4, 2018		5,711	5,739,245
Term Loan, 6.25%, Maturing September 4, 2018		12,227	12,288,061
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018		18,288	18,262,493
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,174	6,175,586
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		15,943	15,910,036
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		9,426	9,496,978
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		36,304	34,821,545

			$317,649,597

Food Products — 4.5%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		33,588	$33,722,761
American Seafoods Group, LLC
Term Loan, 6.50%, Maturing March 18, 2018		1,409	1,373,593
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		6,412	6,428,127
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 23, 2021	EUR	7,025	7,765,236
Term Loan, 4.25%, Maturing July 23, 2021		21,150	21,150,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		3,479	3,485,971

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Del Monte Foods, Inc.
Term Loan, 4.26%, Maturing February 18, 2021		22,020	$21,414,134
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,723	12,762,359
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		43,106	43,335,429
High Liner Foods, Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,715	8,725,581
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,849,716
Term Loan, 3.75%, Maturing September 18, 2020		13,681	13,693,968
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	6,474	6,841,128
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,075	4,734,355
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		51,959	51,845,789
Onex Wizard Acquisition Company I S.a.r.l.
Term Loan, 4.25%, Maturing March 13, 2022	EUR	1,421	1,569,143
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		15,411	15,472,373
Pinnacle Foods Finance, LLC
Term Loan, 3.00%, Maturing April 29, 2020		5,895	5,893,161
Term Loan, 3.00%, Maturing April 29, 2020		8,934	8,926,566
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		4,738	4,742,787

			$289,732,177

Food Service — 2.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 12, 2021		44,251	$44,400,564
Aramark Services, Inc.
Term Loan, 3.68%, Maturing July 26, 2016		441	440,270
Term Loan, 3.69%, Maturing July 26, 2016		918	916,175
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		2,416	2,428,500
CEC Entertainment, Inc.
Term Loan, 4.00%, Maturing February 14, 2021		8,724	8,549,962
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,491	6,487,362
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		16,901	16,982,648
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		9,129	9,060,993
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,732	6,668,453
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,813	1,815,266
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		57,507	57,764,666
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,588	23,386,305

			$178,901,164

Food/Drug Retailers — 2.9%
Albertsons, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		18,572	$18,639,655
Albertsons, LLC
Term Loan, 5.38%, Maturing March 21, 2019		29,690	29,856,939
Term Loan, 5.00%, Maturing August 25, 2019		23,527	23,630,119
Term Loan, 5.50%, Maturing August 25, 2021		6,733	6,769,470

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		32,920	$32,652,375
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,475	28,812,737
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		6,000	6,021,564
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		38,679	38,884,802

			$185,267,661

Forest Products — 0.0%(6)
SIG Euro Holdings AG & Co. KG
Term Loan, 4.50%, Maturing December 2, 2018	EUR	2,627	$2,898,938

			$2,898,938

Health Care — 12.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		2,090	$2,109,089
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022		4,059	4,094,516
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		10,173	10,219,748
Alere, Inc.
Term Loan, Maturing June 18, 2022(2)		14,975	15,051,912
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		19,561	19,545,893
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,396	13,446,241
Ardent Legacy Acquisitions, Inc.
Term Loan, Maturing July 21, 2021(2)		4,500	4,528,125
Ardent Medical Services, Inc.
Term Loan, 7.50%, Maturing July 2, 2018		23,244	23,311,309
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,250	6,305,097
Auris Luxembourg III S.a.r.l.
Term Loan, 4.25%, Maturing January 15, 2022		2,793	2,803,474
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		3,003	2,989,853
Term Loan, 6.50%, Maturing July 31, 2020		5,005	4,983,089
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,663,829
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		25,871	25,741,878
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		1,599	1,604,411
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		20,262	20,306,334
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		13,456	13,501,187
Term Loan, 4.00%, Maturing January 27, 2021		47,839	48,095,043
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		2,625	2,626,641
Concordia Healthcare Corp.
Term Loan, 4.75%, Maturing April 21, 2022		4,175	4,204,572
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020		3,187	3,182,595
Term Loan, 4.25%, Maturing June 15, 2020	EUR	5,000	5,516,419
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		10,387	10,386,535
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		13,944	13,993,191

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
DJO Finance, LLC
Term Loan, 5.50%, Maturing April 21, 2020		20,000	$20,100,000
Term Loan, 4.25%, Maturing June 8, 2020		18,550	18,621,881
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		41,645	41,779,905
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	EUR	700	774,596
Term Loan, 4.25%, Maturing August 30, 2020	EUR	2,300	2,546,632
Term Loan, 4.25%, Maturing August 30, 2020		4,745	4,760,859
Term Loan, 4.25%, Maturing August 30, 2020		15,759	15,813,324
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.19%, Maturing February 27, 2021		24,592	24,699,156
HC Group Holdings III, Inc.
Term Loan, 6.00%, Maturing April 7, 2022		7,263	7,336,567
Horizon Pharma Holdings USA, Inc.
Term Loan, 4.50%, Maturing April 22, 2021		9,373	9,423,177
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,151	21,229,886
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		9,964	9,832,742
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		13,426	13,434,739
Term Loan, 7.75%, Maturing May 15, 2018		21,551	21,595,673
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		17,538	17,647,574
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018		34,246	34,452,185
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		8,091	7,929,349
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		1,711	1,713,051
Millennium Health, LLC
Term Loan, 5.25%, Maturing April 16, 2021(3)		32,031	13,292,783
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		6,658	5,210,046
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		4,840	3,787,676
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,377	5,393,716
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		4,000	4,002,400
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		30,449	30,525,198
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		29,798	29,402,742
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		23,592	23,475,178
Pharmaceutical Product Development, LLC
Term Loan, 4.00%, Maturing December 5, 2018		41,638	41,708,539
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		3,900	3,931,688
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		20,982	21,082,456
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		15,867	15,906,739
RegionalCare Hospital Partners, Inc.
Term Loan, 5.25%, Maturing April 19, 2019		15,376	15,395,422
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		14,083	14,139,201

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		8,521	$8,535,022
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		6,025	6,070,188
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,167	11,118,014
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		10,423	10,324,913
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,780	10,763,189
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		16,324	16,359,442

			$827,326,829

Home Furnishings — 0.8%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		2,444	$2,456,283
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	34,917,641
Tempur-Pedic International, Inc.
Term Loan, 3.50%, Maturing March 18, 2020		16,958	17,021,305

			$54,395,229

Industrial Equipment — 3.9%
Alliance Laundry Systems, LLC
Term Loan, 4.25%, Maturing December 10, 2018		7,113	$7,145,695
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		42,607	41,914,402
Delachaux S.A.
Term Loan, 3.75%, Maturing October 28, 2021	EUR	4,500	4,970,812
Term Loan, 4.50%, Maturing October 28, 2021		4,085	4,096,037
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,828	18,957,686
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,868	1,876,035
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,108,553
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,820	18,202,816
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,267	3,519,611
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		24,574	24,576,129
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	4,302,621
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		11,901	11,960,946
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		4,318	4,339,153
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019		11,669	11,661,635
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,558	47,647,335
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		10,304	10,282,777
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,561	5,564,726
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		13,148	13,229,994
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,579	3,578,987
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		3,867	3,877,583
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	7,575	8,194,460

			$251,007,993

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Insurance — 4.6%
Alliant Holdings I, Inc.
Term Loan, 5.00%, Maturing December 20, 2019	17,276	$17,300,698
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019	38,305	38,749,870
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019	90,291	90,673,778
Term Loan, Maturing July 22, 2022(2)	55,525	55,536,549
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	10,675	10,755,063
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	10,354	9,525,438
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	9,686	9,419,496
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	6,266	5,701,977
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	28,661	28,573,858
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	32,306	32,353,203

		$298,589,930

Leisure Goods/Activities/Movies — 3.5%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	23,683	$23,753,883
Aufinco Pty. Limited
Term Loan, 4.00%, Maturing May 29, 2020	8,074	8,083,674
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	7,200	7,164,000
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	20,906	20,977,312
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.25%, Maturing July 8, 2022	3,725	3,755,731
ClubCorp Club Operations, Inc.
Term Loan, 4.25%, Maturing June 24, 2020	9,939	10,002,744
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	7,577	7,595,819
Equinox Holdings, Inc.
Term Loan, 5.00%, Maturing January 31, 2020	10,251	10,353,400
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	1,974	1,984,299
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing June 17, 2022	537	540,500
Term Loan, 5.50%, Maturing June 17, 2022	4,163	4,188,875
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	10,264	10,285,273
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	12,625	12,622,374
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	14,205	14,267,611
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	10,092	10,141,747
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	21,818	21,245,675
Sonifi Solutions, Inc.
Term Loan, 6.75%, (1.00% Cash,, 5.75% PIK), Maturing March 28, 2018(3)	914	159,871
SRAM, LLC
Term Loan, 4.02%, Maturing April 10, 2020	17,634	17,612,431
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	3,233	3,244,858
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	10,971	8,393,113

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020		19,061	$18,902,565
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,227	14,125,066

			$229,400,821

Lodging and Casinos — 3.6%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,386,822
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		26,276	26,288,761
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		7,150	7,237,888
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,683	3,704,355
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(7)		13,723	12,153,277
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,690	9,728,212
Eldorado Resorts, LLC
Term Loan, 4.25%, Maturing July 13, 2022		3,000	3,013,089
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,851,210
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 27, 2018	GBP	25,725	40,304,594
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,259	1,273,493
Term Loan, 5.50%, Maturing November 21, 2019		2,938	2,971,482
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		46,195	46,342,946
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		31,848	31,791,260
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		5,281	5,291,145
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		3,041	3,044,614
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		30,016	30,176,946
Term Loan, 6.00%, Maturing October 1, 2021		8,084	8,128,839

			$235,688,933

Nonferrous Metals/Minerals — 2.0%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020		19,531	$13,529,944
Arch Coal, Inc.
Term Loan, 6.25%, Maturing May 16, 2018		35,923	20,656,009
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		7,781	7,819,402
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019		18,924	17,268,223
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 7, 2017		2,575	2,500,969
Term Loan, 7.50%, Maturing April 16, 2020		16,825	14,017,328
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,006	1,408,962
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		22,950	22,968,360
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		3,988	3,978,779
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		10,550	9,969,750

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan, 7.50%, Maturing October 9, 2018	3,960	$3,712,366
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	1,250	1,150,000
Walter Energy, Inc.
Term Loan, 0.00%, Maturing April 2, 2018(7)	19,269	9,798,120

		$128,778,212

Oil and Gas — 3.9%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	27,136	$22,319,646
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	10,375	8,559,375
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	20,372	20,015,608
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	13,608	13,667,482
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,379	9,406,484
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	9,339	9,168,236
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,093	9,154,012
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	18,325	18,253,423
Term Loan, 4.00%, Maturing December 2, 2019	3,276	3,279,505
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	10,264	9,462,488
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	9,550	5,282,344
Floatel International Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	10,048	7,666,481
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,779	32,787,026
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	1,264	1,267,390
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021(3)	9,158	6,021,582
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	16,275	4,709,578
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,619	29,788,235
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	342	288,576
Term Loan, 4.25%, Maturing December 16, 2020	916	773,777
Term Loan, 4.25%, Maturing December 16, 2020	6,583	5,562,447
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,606	1,405,034
Term Loan, 4.25%, Maturing October 1, 2019	2,629	2,300,297
Term Loan, 4.25%, Maturing October 1, 2019	19,840	17,359,654
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	3,836	3,687,595
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	2,186	2,211,324
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	11,795	10,650,607

		$255,048,206

Publishing — 2.5%
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	12,830	$12,933,865
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	62,297	44,269,868

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Houghton Mifflin Harcourt Publishing Company
Term Loan, 4.00%, Maturing May 31, 2021		3,025	$3,023,109
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021		16,211	16,294,333
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		41,209	38,616,152
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019		4,162	4,185,383
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,175	5,187,937
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,987	2,983,454
Nelson Education Ltd.
Term Loan, 0.00%, Maturing July 7, 2016(3)(7)		1,338	922,919
Penton Media, Inc.
Term Loan, 5.00%, Maturing October 3, 2019		5,851	5,890,961
ProQuest, LLC
Term Loan, 5.25%, Maturing October 24, 2021		9,423	9,485,790
Springer Science+Business Media Deutschland GmbH
Term Loan, Maturing August 14, 2020(2)	EUR	3,000	3,316,718
Term Loan, 4.75%, Maturing August 14, 2020		15,068	15,142,915

			$162,253,404

Radio and Television — 2.9%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,121	$3,982,776
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,068	6,034,700
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		2,134	2,147,212
Clear Channel Communications, Inc.
Term Loan, 6.94%, Maturing January 30, 2019		17,994	16,569,633
Term Loan, 7.69%, Maturing July 30, 2019		2,571	2,398,802
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	37,265,415
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,601	4,618,785
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		14,079	14,008,605
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		2,537	2,546,078
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 15, 2020		5,991	6,029,941
Media General, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		13,112	13,191,309
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,397	6,417,168
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		7,254	7,277,168
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,455	2,447,277
Townsquare Media, Inc.
Term Loan , 4.25%, Maturing April 1, 2022		1,993	2,008,275
TWCC Holding Corp.
Term Loan, 5.75%, Maturing February 13, 2020		8,429	8,350,417
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		19,523	18,335,087
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		7,788	7,787,860
Term Loan, 4.00%, Maturing March 1, 2020		24,871	24,888,018

			$186,304,526

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 6.7%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		25,349	$24,263,358
B&M Retail Limited
Term Loan, 3.82%, Maturing May 21, 2019	GBP	3,750	5,792,399
Term Loan, 4.32%, Maturing April 28, 2020	GBP	3,000	4,668,115
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		23,130	23,216,930
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		31,859	31,799,330
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		11,370	10,990,168
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		24,534	24,631,284
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		7,508	7,062,180
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		10,280	10,361,960
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,835	22,354,781
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		17,847	17,668,522
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		8,738	8,798,171
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		21,138	21,200,711
Term Loan, 4.00%, Maturing January 28, 2020		8,608	8,653,471
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		40,619	40,525,753
Party City Holdings, Inc.
Term Loan, 4.00%, Maturing July 27, 2019		23,668	23,708,782
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		1,950	1,955,485
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		9,647	9,673,354
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		40,249	40,452,665
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,380	9,757,408
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,294	6,270,379
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing October 1, 2021		18,785	19,038,513
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		5,258	5,258,438
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		29,057	29,100,979
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		16,236	15,383,567
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(8)	EUR	2,782	3,035,244
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(9)	EUR	4,204	2,524,663
Wilton Brands, LLC
Term Loan, 7.50%, Maturing August 30, 2018		2,992	2,928,868

			$431,075,478

Steel — 1.3%
FMG Resources (August 2006) Pty Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		77,918	$64,047,312
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		11,825	11,750,856

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017	6,071	$6,040,969
Patriot Coal Corporation
Term Loan, 0.00%, Maturing December 15, 2018(3)(7)	11,677	4,913,760

		$86,752,897

Surface Transport — 0.9%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018	14,019	$14,027,506
Term Loan, 3.75%, Maturing March 11, 2018	9,600	9,525,005
Term Loan, 3.75%, Maturing March 11, 2018	15,429	15,470,355
Kenan Advantage Group, Inc.
Term Loan, Maturing July 31, 2022(2)	426	428,194
Term Loan, Maturing July 31, 2022(2)	973	977,974
Term Loan, Maturing July 31, 2022(2)	3,051	3,066,082
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	18,310	17,303,009

		$60,798,125

Telecommunications — 3.5%
CWC Cayman Finance Limited
Term Loan, 5.50%, Maturing April 28, 2017	3,525	$3,527,203
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	78,733	78,056,823
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	17,196	17,210,032
Mitel US Holdings, Inc.
Term Loan, 5.00%, Maturing March 31, 2022	7,550	7,619,211
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	24,108	23,986,061
Term Loan, 3.25%, Maturing June 1, 2022	10,000	9,937,500
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	13,408	12,787,872
Term Loan, 4.00%, Maturing April 23, 2019	21,114	20,137,562
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,485	31,511,494
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	5,415	5,399,073
Term Loan, 3.50%, Maturing January 15, 2022	8,403	8,378,205
Term Loan, 3.50%, Maturing January 15, 2022	8,906	8,879,547

		$227,430,583

Utilities — 2.6%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	7,032	$6,980,226
Term Loan, 3.25%, Maturing January 31, 2022	4,666	4,631,344
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	12,740	12,793,499
Term Loan, 4.00%, Maturing October 30, 2020	3,324	3,338,623
Term Loan, 3.50%, Maturing May 27, 2022	27,525	27,471,491
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,963	14,014,140
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	3,157	3,168,483
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,737	3,765,262
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,008	1,014,426
Term Loan, 5.00%, Maturing December 19, 2021	22,802	22,939,854

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020		19,400	$19,199,829
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021		8,059	7,937,770
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021		10,675	10,808,437
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020		111	111,255
Term Loan, 4.25%, Maturing May 6, 2020		2,073	2,076,901
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,481	12,594,432
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021		6,454	6,466,090
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022		5,500	5,431,250

			$164,743,312

Total Senior Floating-Rate Interests (identified cost $7,879,952,633)			$7,657,081,154

Corporate Bonds & Notes — 4.0%

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.3%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(10)		4,000	$4,090,000
Virgin Media Secured Finance PLC
5.375%, 4/15/21(10)		4,545	4,692,712
6.00%, 4/15/21(10)	GBP	4,658	7,622,330
5.50%, 1/15/25(10)		1,825	1,847,813

			$18,252,855

Chemicals and Plastics — 0.3%
Hexion, Inc.
6.625%, 4/15/20		24,250	$22,340,312
Polymer Group, Inc.
7.75%, 2/1/19		1,357	1,394,318

			$23,734,630

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$21,139,062
Smurfit Kappa Acquisitions
4.875%, 9/15/18(10)		1,850	1,965,625
3.481%, 10/15/20(10)(11)	EUR	3,000	3,556,388

			$26,661,075

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(10)		3,000	$2,655,000
9.00%, 11/15/18(10)	CAD	4,500	2,907,443

			$5,562,443

Entertainment — 0.2%
Vougeot Bidco PLC
5.231%, 7/15/20(10)(11)	EUR	6,875	$7,599,778
7.875%, 7/15/20(10)	GBP	3,500	5,851,115

			$13,450,893

20

Security	Principal Amount* (000’s omitted)		Value
Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(10)		750	$785,156
7.125%, 9/1/18(10)		750	839,063

			$1,624,219

Financial Intermediaries — 0.0%(6)
First Data Corp.
7.375%, 6/15/19(10)		1,004	$1,049,782
6.75%, 11/1/20(10)		1,674	1,774,440

			$2,824,222

Food Products — 0.5%
Dole Food Co., Inc.
7.25%, 5/1/19(10)		14,000	$14,245,000
Iceland Bondco PLC
4.834%, 7/15/20(10)(11)	GBP	5,425	7,201,163
6.25%, 7/15/21(10)	GBP	3,925	5,340,309
Picard Groupe SA
4.25%, 8/1/19(10)(11)	EUR	4,000	4,426,389

			$31,212,861

Health Care — 1.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		18,225	$18,726,187
5.125%, 8/1/21		13,150	13,676,000
HCA, Inc.
4.75%, 5/1/23		4,650	4,783,688
inVentiv Health, Inc.
9.00%, 1/15/18(10)		6,275	6,569,141
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,625,000
4.375%, 10/1/21		6,225	6,288,806

			$63,668,822

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		199	$116,695

			$116,695

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.567%, 11/15/19(11)(12)	GBP	2,500	$3,918,768

			$3,918,768

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,347,000

			$4,347,000

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(7)		5,550	$4,634,250
9.00%, 2/15/20(7)		2,500	2,081,250
9.00%, 2/15/20(7)		6,350	5,270,500

			$11,986,000

21

Security	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd.
9.75%, 3/1/22(10)		7,000	$6,440,000

			$6,440,000

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(10)		6,700	$6,599,500

			$6,599,500

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,649,185
Univision Communications, Inc.
6.75%, 9/15/22(10)		3,075	3,317,156

			$4,966,341

Telecommunications — 0.3%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		1,800	$1,982,025
Matterhorn Telecom SA
3.875%, 5/1/22(10)	EUR	2,000	2,071,685
Wind Acquisition Finance SA
5.229%, 4/30/19(10)(11)	EUR	4,825	5,356,199
6.50%, 4/30/20(10)		3,150	3,358,688
3.981%, 7/15/20(10)	EUR	4,700	5,174,682

			$17,943,279

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(10)		2,000	$2,125,000
7.875%, 1/15/23(10)		5,500	5,929,687
5.875%, 1/15/24(10)		5,000	5,252,500

			$13,307,187

Total Corporate Bonds & Notes (identified cost $264,239,365)			$256,616,790

Asset-Backed Securities — 0.9%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.139%, 4/15/25(10)(11)		$2,400	$2,383,123
Apidos CLO XIV, Series 2013-14A, Class D, 3.789%, 4/15/25(10)(11)		3,000	2,920,213
Apidos CLO XIV, Series 2013-14A, Class E, 4.689%, 4/15/25(10)(11)		1,500	1,354,625
Apidos CLO XVII, Series 2014-17A, Class B, 3.139%, 4/17/26(10)(11)		3,000	3,001,392
Apidos CLO XVII, Series 2014-17A, Class C, 3.589%, 4/17/26(10)(11)		1,500	1,440,038
Apidos CLO XVII, Series 2014-17A, Class D, 5.039%, 4/17/26(10)(11)		1,500	1,334,754
Apidos CLO XXI, Series 2015-21A, Class D, 5.827%, 7/18/27(10)(11)		1,500	1,422,154
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 2.924%, 10/17/24(10)(11)		2,000	1,976,375
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.674%, 10/17/24(10)(11)		2,000	1,919,120
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.074%, 10/17/24(10)(11)		2,000	1,812,501
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 3.039%, 7/17/25(10)(11)		2,000	1,982,838
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.739%, 7/17/25(10)(11)		1,670	1,618,184
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.539%, 7/17/25(10)(11)		1,670	1,481,804
Babson CLO, Ltd., Series 2013-IA, Class C, 2.987%, 4/20/25(10)(11)		3,150	3,128,275
Babson CLO, Ltd., Series 2013-IA, Class D, 3.787%, 4/20/25(10)(11)		2,475	2,409,859
Babson CLO, Ltd., Series 2013-IA, Class E, 4.687%, 4/20/25(10)(11)		1,500	1,350,152
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.389%, 7/15/26(10)(11)		2,175	2,177,034
Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.389%, 7/15/26(10)(11)		2,175	1,966,045

22

Security	Principal Amount (000’s omitted)	Value
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.939%, 7/15/25(10)(11)	$2,000	$1,971,693
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.689%, 7/15/25(10)(11)	2,000	1,932,471
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.889%, 7/15/25(10)(11)	1,600	1,451,666
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.387%, 7/20/26(10)(11)	1,750	1,751,879
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.787%, 7/20/26(10)(11)	1,750	1,695,343
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.387%, 7/20/26(10)(11)	1,750	1,638,194
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.987%, 4/20/25(10)(11)	2,625	2,595,484
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.787%, 4/20/25(10)(11)	2,900	2,823,458
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class C1, 3.039%, 7/17/25(10)(11)	1,500	1,480,657
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.639%, 7/17/25(10)(11)	1,500	1,428,584
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class E, 4.789%, 7/17/25(10)(11)	1,800	1,599,171

Total Asset-Backed Securities (identified cost $56,655,075)		$56,047,086

Common Stocks — 0.2%

Security	Shares	Value
Aerospace and Defense — 0.0%(6)
IAP Worldwide Services, LLC(3)(12)(13)	168	$184,143

		$184,143

Automotive — 0.0%(6)
Dayco Products, LLC(3)(12)	48,926	$2,005,966

		$2,005,966

Business Equipment and Services — 0.0%(6)
Education Management Corp.(3)(12)(13)	41,829,101	$1,129,386

		$1,129,386

Food Service — 0.0%
Buffets Restaurants Holdings, Inc.(3)(12)(13)	114,253	$0

		$0

Investment Services — 0.0%
Safelite Realty Corp.(3)(13)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(12)(13)	167,709	$2,222,140
Tropicana Entertainment, Inc.(12)(13)	40,751	652,831

		$2,874,971

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)(13)	13,247	$4,768,788
MediaNews Group, Inc.(3)(12)(13)	66,239	2,069,965

		$6,838,753

Total Common Stocks (identified cost $6,323,356)		$13,033,219

23

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Business Equipment and Services — 0.0%(6)
Education Management Corp., Series A-1, 7.50%(12)(13)	46,544	$1,279,960

Total Convertible Preferred Stocks (identified cost $3,284,920)		$1,279,960

Warrants — 0.0%(6)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(6)
Vivarte Luxco(3)(12)(13)	182,939	$102,466

Total Warrants (identified cost $67,050)		$102,466

Short-Term Investments — 0.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(15)	$48,471	$48,470,950

Total Short-Term Investments (identified cost $48,470,950)		$48,470,950

Total Investments — 124.1% (identified cost $8,258,993,349)		$8,032,631,625

Less Unfunded Loan Commitments — (0.1)%		$(5,858,154)

Net Investments — 124.0% (identified cost $8,253,135,195)		$8,026,773,471

Other Assets, Less Liabilities — (24.0)%		$(1,555,764,375)

Net Assets — 100.0%		$6,471,009,096

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

PIK	-	Payment In Kind

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

24

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunon Luxco S.C.A. ordinary shares and preferred shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Amount is less than 0.05%.

(7)	Currently the issuer is in default with respect to interest payments and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Includes new money preferred shares that trade with the loan.

(9)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(10)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $186,690,830 or 2.9% of the Portfolio’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $129,712.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/28/15	British Pound Sterling 10,414,138	United States Dollar 15,954,980	JPMorgan Chase Bank, N.A.	$—	$(305,442)	$(305,442)
8/31/15	Canadian Dollar 34,283,634	United States Dollar 27,461,619	State Street Bank and Trust Company	1,252,626	—	1,252,626
8/31/15	Canadian Dollar 11,880,000	United States Dollar 9,674,976	State Street Bank and Trust Company	593,009	—	593,009
8/31/15	Euro 48,818,150	United States Dollar 53,209,831	Goldman Sachs International	—	(422,550)	(422,550)
8/31/15	Euro 11,970,000	United States Dollar 13,500,568	State Street Bank and Trust Company	350,140	—	350,140
8/31/15	Euro 14,402,625	United States Dollar 15,995,743	State Street Bank and Trust Company	172,794	—	172,794
8/31/15	Euro 1,990,000	United States Dollar 2,219,976	State Street Bank and Trust Company	33,731	—	33,731
8/31/15	United States Dollar 4,635,733	Canadian Dollar 6,000,000	Citibank, N.A.	—	(48,881)	(48,881)
8/31/15	United States Dollar 7,668,981	Euro 7,000,000	Citibank, N.A.	21,328	—	21,328
8/31/15	United States Dollar 3,932,782	Euro 3,500,000	State Street Bank and Trust Company	—	(87,627)	(87,627)

25

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/30/15	British Pound Sterling 22,740,509	United States Dollar 35,775,596	Goldman Sachs International	$276,924	$—	$276,924
9/30/15	Euro 53,966,239	United States Dollar 60,453,521	HSBC Bank USA, N.A.	1,139,771	—	1,139,771
9/30/15	Euro 6,915,250	United States Dollar 7,713,623	State Street Bank and Trust Company	113,141	—	113,141
9/30/15	Euro 6,234,375	United States Dollar 6,897,607	State Street Bank and Trust Company	45,468	—	45,468
10/30/15	British Pound Sterling 27,412,693	United States Dollar 42,799,575	HSBC Bank USA, N.A.	15,511	—	15,511
10/30/15	Euro 61,037,536	United States Dollar 67,372,622	Goldman Sachs International	253,475	—	253,475

				$4,267,918	$(864,500)	$3,403,418

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At July 31, 2015 , the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary risk exposure is foreign exchange risk was $4,267,918 and $864,500, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$8,214,023,466

Gross unrealized appreciation	$77,636,810
Gross unrealized depreciation	(264,886,805)

Net unrealized depreciation	$(187,249,995)

Restricted Securities

At July 31, 2015, the Portfolio owned the following security (representing 0.0% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Common Stocks			$0	$0

26

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$7,611,755,801	$39,467,199	$7,651,223,000
Corporate Bonds & Notes	—	256,500,095	116,695	256,616,790
Asset-Backed Securities	—	56,047,086	—	56,047,086
Common Stocks	652,831	—	12,380,388	13,033,219
Convertible Preferred Stocks	—	1,279,960	—	1,279,960
Warrants	—	—	102,466	102,466
Short-Term Investments	—	48,470,950	—	48,470,950
Total Investments	$652,831	$7,974,053,892	$52,066,748	$8,026,773,471
Forward Foreign Currency Exchange Contracts	$—	$4,267,918	$—	$4,267,918
Total	$652,831	$7,978,321,810	$52,066,748	$8,031,041,389

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(864,500)	$—	$(864,500)
Total	$—	$(864,500)	$—	$(864,500)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

27

Eaton Vance

Global Dividend Income Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.5%

Security	Shares	Value
Aerospace & Defense — 1.7%
Safran SA	55,365	$4,191,727
United Technologies Corp.	30,707	3,080,219

		$7,271,946

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	40,415	$2,835,112

		$2,835,112

Automobiles — 0.5%
Toyota Motor Corp.	28,372	$1,889,285

		$1,889,285

Banks — 6.0%
Bank of America Corp.	309,275	$5,529,837
Credit Agricole SA	204,079	3,211,105
JPMorgan Chase & Co.	87,412	5,990,344
Lloyds Banking Group PLC	3,437,003	4,475,697
Natixis SA	331,661	2,434,134
Regions Financial Corp.	347,010	3,605,434

		$25,246,551

Beverages — 3.2%
Anheuser-Busch InBev NV	38,755	$4,630,512
Constellation Brands, Inc., Class A	36,738	4,409,295
Diageo PLC	151,120	4,236,307

		$13,276,114

Biotechnology — 3.2%
Biogen, Inc.(1)	11,511	$3,669,477
Celgene Corp.(1)	38,600	5,066,250
Gilead Sciences, Inc.	39,889	4,701,317

		$13,437,044

Capital Markets — 1.8%
Azimut Holding SpA	125,588	$3,136,885
Macquarie Group, Ltd.	70,113	4,196,484

		$7,333,369

Chemicals — 1.7%
LyondellBasell Industries NV, Class A	38,262	$3,590,124
Monsanto Co.	35,336	3,600,385

		$7,190,509

Commercial Services & Supplies — 0.8%
Brambles, Ltd.	427,823	$3,393,642

		$3,393,642

Communications Equipment — 1.2%
QUALCOMM, Inc.	77,381	$4,982,563

		$4,982,563

Construction & Engineering — 0.0%(2)
Royal Boskalis Westminster NV	438	$21,400

		$21,400

1

Security	Shares	Value
Consumer Finance — 1.2%
Discover Financial Services	91,200	$5,089,872

		$5,089,872

Diversified Telecommunication Services — 3.7%
Deutsche Telekom AG	293,032	$5,298,735
Nippon Telegraph & Telephone Corp.	149,600	5,761,504
Verizon Communications, Inc.	91,829	4,296,679

		$15,356,918

Electric Utilities — 0.8%
NextEra Energy, Inc.	32,610	$3,430,572

		$3,430,572

Electrical Equipment — 1.4%
Mitsubishi Electric Corp.	210,166	$2,257,234
Nidec Corp.(3)	40,929	3,659,310

		$5,916,544

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	170,823	$3,190,973
Yaskawa Electric Corp.(3)	128,104	1,518,363

		$4,709,336

Food & Staples Retailing — 0.9%
CVS Health Corp.	34,918	$3,927,227

		$3,927,227

Food Products — 3.7%
Kerry Group PLC, Class A	41,960	$3,188,552
Kraft Heinz Co. (The)	22,000	1,748,340
Mondelez International, Inc., Class A	124,045	5,598,151
Unilever NV	114,235	5,117,531

		$15,652,574

Health Care Equipment & Supplies — 1.4%
Medtronic PLC	77,105	$6,044,261

		$6,044,261

Hotels, Restaurants & Leisure — 2.5%
Accor SA	105,196	$5,157,073
Compass Group PLC	320,549	5,127,385

		$10,284,458

Household Products — 1.1%
Reckitt Benckiser Group PLC	49,177	$4,715,986

		$4,715,986

Industrial Conglomerates — 1.9%
Danaher Corp.	57,059	$5,224,322
Koninklijke Philips NV	92,828	2,586,765

		$7,811,087

Insurance — 5.2%
AXA SA	221,628	$5,836,621
Mediolanum SpA	344,093	2,754,719
PartnerRe, Ltd.	7,000	951,720
Prudential PLC	339,823	7,994,482
St. James’s Place PLC	274,796	4,192,787

		$21,730,329

Internet Software & Services — 4.4%
Facebook, Inc., Class A(1)	53,997	$5,076,258
Google, Inc., Class C(1)	21,212	13,270,439

		$18,346,697

2

Security	Shares	Value
IT Services — 1.1%
Computer Sciences Corp.	14,000	$916,020
Visa, Inc., Class A	47,459	3,575,561

		$4,491,581

Machinery — 1.1%
SKF AB, Class B	227,679	$4,453,277

		$4,453,277

Media — 2.3%
Live Nation Entertainment, Inc.(1)	116,052	$3,042,883
Walt Disney Co. (The)	52,888	6,346,560

		$9,389,443

Multi-Utilities — 2.0%
A2A SpA(3)	500,000	$638,335
National Grid PLC	348,557	4,638,852
Sempra Energy	30,480	3,102,254

		$8,379,441

Oil, Gas & Consumable Fuels — 5.4%
Devon Energy Corp.	106,901	$5,283,047
Exxon Mobil Corp.	87,945	6,966,123
Occidental Petroleum Corp.	65,113	4,570,933
Range Resources Corp.	47,288	1,860,310
Total SA	80,331	3,963,769

		$22,644,182

Pharmaceuticals — 6.9%
Bayer AG	31,076	$4,589,194
Merck & Co., Inc.	76,950	4,536,972
Perrigo Co. PLC	27,713	5,326,439
Roche Holding AG PC	24,765	7,155,169
Takeda Pharmaceutical Co., Ltd.	74,376	3,741,954
Teva Pharmaceutical Industries, Ltd. ADR	52,995	3,657,715

		$29,007,443

Real Estate Investment Trusts (REITs) — 2.6%
Public Storage	24,335	$4,993,055
Simon Property Group, Inc.	30,400	5,691,488

		$10,684,543

Semiconductors & Semiconductor Equipment — 1.3%
NXP Semiconductors NV(1)	56,095	$5,440,654

		$5,440,654

Software — 1.6%
Oracle Corp.	105,712	$4,222,137
SAP SE	35,859	2,576,220

		$6,798,357

Specialty Retail — 2.8%
Dixons Carphone PLC	266,542	$1,896,689
Home Depot, Inc. (The)	56,982	6,668,603
Industria de Diseno Textil SA	89,358	3,063,912

		$11,629,204

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	64,198	$7,787,217

		$7,787,217

Textiles, Apparel & Luxury Goods — 3.5%
LVMH Moet Hennessy Louis Vuitton SE	16,228	$3,035,593
NIKE, Inc., Class B	65,674	7,566,958
Pandora A/S	34,483	3,882,914

		$14,485,465

3

Security	Shares	Value
Tobacco — 2.5%
Altria Group, Inc.	89,900	$4,888,762
Imperial Tobacco Group PLC	104,207	5,468,425

		$10,357,187

Wireless Telecommunication Services — 1.4%
Vodafone Group PLC	1,536,767	$5,821,268

		$5,821,268

Total Common Stocks (identified cost $328,380,651)		$361,262,658

Preferred Stocks — 6.4%

Security	Shares	Value
Banks — 3.6%
AgriBank FCB, 6.875% to 1/1/24(4)	9,798	$1,029,402
Barclays Bank PLC, 8.25% to 12/15/18(4)	1,180	1,273,804
Citigroup, Inc., Series K, 6.875% to 11/15/23(4)	29,314	805,915
CoBank ACB, Series F, 6.25% to 10/1/22(4)	8,600	903,000
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	1,115	116,483
Farm Credit Bank of Texas, Series 1, 10.00%	530	663,825
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)	460	431,100
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(4)	1,085	1,077,586
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)	353	355,386
KeyCorp, Series A, 7.75%	8,409	1,115,244
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)	335	382,591
Northern Trust Corp., Series C, 5.85%	20	514
Regions Financial Corp., Series A, 6.375%	37,186	954,193
Royal Bank of Scotland Group PLC, Series L, 5.75%	31,166	763,567
Royal Bank of Scotland Group PLC, Series S, 6.60%	6,875	173,594
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	4.49	501,054
SunTrust Banks, Inc., Series E, 5.875%	34,002	854,895
Texas Capital Bancshares, Inc., 6.50%	20,005	498,925
Texas Capital Bancshares, Inc., Series A, 6.50%	17,500	439,075
Webster Financial Corp., Series E, 6.40%	20,335	517,780
Wells Fargo & Co., Series L, 7.50%	890	1,060,978
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)	512	492,279
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)	600	658,504

		$15,069,694

Capital Markets — 0.4%
Affiliated Managers Group, Inc., 6.375%	21,561	$570,774
Morgan Stanley, Series G, 6.625%	35,777	937,178

		$1,507,952

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	37,300	$942,198
Discover Financial Services, Series B, 6.50%	16,700	439,920
SLM Corp., Series B, 1.986%(6)	10,280	582,105

		$1,964,223

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	38,000	$1,005,195

		$1,005,195

Electric Utilities — 0.3%
AES Gener SA, 8.375% to 6/18/19(4)(5)	515	$570,604
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	7,500	190,144
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	7,410	178,896
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)	500	553,385

		$1,493,029

4

Security	Shares	Value
Food Products — 0.3%
Dairy Farmers of America, 7.875%(5)	4,700	$502,606
Land O’Lakes, Inc., 8.00%(5)	635	659,530
Ocean Spray Cranberries, Inc., 6.25%(5)	540	49,275

		$1,211,411

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	36,888	$948,114

		$948,114

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$227,179

		$227,179

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(4)	29,220	$784,338

		$784,338

Real Estate Investment Trusts (REITs) — 0.4%
Cedar Realty Trust, Inc., Series B, 7.25%	13,000	$332,020
DDR Corp., Series J, 6.50%	25,300	653,752
DDR Corp., Series K, 6.25%	6,500	165,441
Vornado Realty Trust, Series K, 5.70%	21,500	532,555

		$1,683,768

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%	37,000	$938,875

		$938,875

Total Preferred Stocks (identified cost $25,943,234)		$26,833,778

Corporate Bonds & Notes — 3.1%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.3%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)	$465	$400,923
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(4)	613	611,008
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	430	416,240
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)	917	954,272
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(4)(5)	997	973,321
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(4)	720	724,500
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(4)	340	339,626
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(4)	298	311,410
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(4)(7)	854	916,983

		$5,648,283

Diversified Financial Services — 0.2%
Leucadia National Corp., 6.625%, 10/23/43	$494	$477,194
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	335	272,188

		$749,382

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)	$875	$922,031

		$922,031

Electric Utilities — 0.7%
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	$995	$1,170,120
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	1,875	1,642,168

		$2,812,288

5

Security	Principal Amount (000’s omitted)	Value
Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)	$467	$370,098

		$370,098

Insurance — 0.3%
Genworth Financial, Inc., 7.625%, 9/24/21	$147	$158,209
Genworth Financial, Inc., 7.70%, 6/15/20	27	29,801
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(4)	1,280	1,088,000

		$1,276,010

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)	$783	$364,095

		$364,095

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)	$789	$830,422

		$830,422

Total Corporate Bonds & Notes (identified cost $13,541,535)		$12,972,609

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Equity Funds — 1.5%
iShares MSCI Japan ETF	416,153	$5,380,858
iShares U.S. Preferred Stock ETF	20,000	790,400

		$6,171,258

Total Exchange-Traded Funds (identified cost $6,234,751)		$6,171,258

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11%(8)(9)	$4,329	$4,328,877
Eaton Vance Cash Reserves Fund, LLC, 0.20%(9)	8,096	8,095,595

Total Short-Term Investments (identified cost $12,424,472)		$12,424,472

Total Investments — 100.5% (identified cost $386,524,643)		$419,664,775

Other Assets, Less Liabilities — (0.5)%		$(2,044,226)

Net Assets — 100.0%		$417,620,549

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	All or a portion of this security was on loan at July 31, 2015.

6

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $9,455,853 or 2.3% of the Fund’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $916,983 or 0.2% of the Fund’s net assets.

(8)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities. At July 31, 2015, the Fund loaned securities having a market value of $4,121,991 and received $4,328,877 of cash collateral for the loans.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 were $7,332 and $5,363, respectively.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.4%	$224,007,023
United Kingdom	13.6	57,091,429
France	7.1	29,701,277
Japan	4.5	18,827,650
Ireland	3.7	15,647,252
Germany	3.2	13,188,649
Netherlands	2.1	8,970,850
Switzerland	1.9	8,128,490
Italy	1.8	7,700,059
Australia	1.8	7,590,126
Belgium	1.1	4,630,512
Sweden	1.1	4,453,277
Denmark	0.9	3,882,914
Israel	0.9	3,657,715
Spain	0.8	3,434,010
Colombia	0.2	830,422
Brazil	0.2	817,163
Chile	0.1	570,604
Cayman Islands	0.1	364,095
Exchange-Traded Funds	1.5	6,171,258

Total Investments	100.0%	$419,664,775

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
8/10/15	Euro 450,938	United States Dollar 497,863	Standard Chartered Bank	$2,585	$—	$2,585

				$2,585	$—	$2,585

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

7

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At July 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $2,585.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$386,507,214

Gross unrealized appreciation	$43,615,543
Gross unrealized depreciation	(10,457,982)

Net unrealized appreciation	$33,157,561

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$23,625,004	$24,052,851		$—	$47,677,855
Consumer Staples	20,571,775	27,357,313		—	47,929,088
Energy	18,680,413	3,963,769		—	22,644,182
Financials	31,851,750	38,232,914		—	70,084,664
Health Care	33,002,431	15,486,317		—	48,488,748
Industrials	11,139,653	20,563,355		—	31,703,008
Information Technology	48,461,822	4,094,583		—	52,556,405
Materials	7,190,509	—		—	7,190,509
Telecommunication Services	4,296,679	16,881,507		—	21,178,186
Utilities	6,532,826	5,277,187		—	11,810,013
Total Common Stocks	$205,352,862	$155,909,796	*	$—	$361,262,658
Preferred Stocks
Consumer Staples	$—	$1,211,411		$—	$1,211,411
Energy	—	784,338		—	784,338
Financials	7,466,101	14,703,606		—	22,169,707
Industrials	—	948,114		—	948,114
Utilities	227,179	1,493,029		—	1,720,208
Total Preferred Stocks	$7,693,280	$19,140,498		$—	$26,833,778
Corporate Bonds & Notes	$—	$12,972,609		$—	$12,972,609
Exchange-Traded Funds	6,171,258	—		—	6,171,258
Short-Term Investments	—	12,424,472		—	12,424,472
Total Investments	$219,217,400	$200,447,375		$—	$419,664,775
Forward Foreign Currency Exchange Contracts	$—	$2,585		$—	$2,585
Total	$219,217,400	$200,449,960		$—	$419,667,360

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Global Macro Absolute Return Advantage Fund

July 31, 2015 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $1,455,017,600 and the Fund owned 78.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

July 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 75.3%

Security	Principal Amount (000’s omitted)		Value
Angola — 0.6%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	11,457	$11,424,920

Total Angola			$11,424,920

Argentina — 1.6%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	17,542	$14,566,809
Republic of Argentina, 8.75%, 5/7/24	USD	16,443	15,269,151

Total Argentina			$29,835,960

Armenia — 0.6%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	10,171	$10,106,923

Total Armenia			$10,106,923

Bangladesh — 2.4%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,086,793
Bangladesh Treasury Bond, 8.75%, 5/7/16	BDT	152,900	1,998,360
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	198,500	2,598,972
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	304,200	4,143,754
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	377,200	5,160,227
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	884,721
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	178,900	2,458,454
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,397,113
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,274,857
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,448,595
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	815,372
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	399,800	5,594,619
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	231,600	3,233,447
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,171,990
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	73,600	1,030,991
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	491,513
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	189,300	2,650,908

Total Bangladesh			$43,440,686

Barbados — 1.0%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	17,612	$16,247,070
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,715	2,504,587

Total Barbados			$18,751,657

Colombia — 0.4%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$6,863,200

Total Colombia			$6,863,200

Cyprus — 2.8%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	18,273	$20,168,675
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	10,716	11,959,768
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	8,432	9,792,925
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	8,811	10,259,706

Total Cyprus			$52,181,074

Dominican Republic — 2.4%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	119,220	$2,795,950
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	7,375	7,448,750
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	4,285	5,211,417

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	168,000	$3,976,466
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	67,400	1,720,420
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	209,400	5,561,237
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	18,100	480,699
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	102,000	2,846,270
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	412,200	13,158,393
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	8,200	261,763

Total Dominican Republic			$43,461,365

Ecuador — 7.9%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	68,770	$57,938,725
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	20,283	17,088,428
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	44,601	44,377,995
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	27,476	26,309,369

Total Ecuador			$145,714,517

Iceland — 2.1%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$617,565
Republic of Iceland, 6.25%, 2/5/20	ISK	1,011,710	5,481,019
Republic of Iceland, 6.50%, 1/24/31	ISK	355,681	1,926,930
Republic of Iceland, 7.25%, 10/26/22	ISK	1,656,565	9,428,286
Republic of Iceland, 7.25%, 10/26/22	ISK	355,491	2,756,237
Republic of Iceland, 8.00%, 6/12/25	ISK	1,168,314	7,032,349
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,274,300

Total Iceland			$39,516,686

India — 5.2%
India Government Bond, 7.16%, 5/20/23	INR	1,138,440	$16,918,436
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	17,194,359
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,755,293
India Government Bond, 8.28%, 9/21/27	INR	729,000	11,551,211
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,975,013
India Government Bond, 8.83%, 11/25/23	INR	1,429,290	23,367,274

Total India			$96,761,586

Indonesia — 2.0%
Republic of Indonesia, 3.375%, 7/30/25(4)	EUR	34,415	$37,484,097

Total Indonesia			$37,484,097

Iraq — 2.5%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	58,493	$46,718,359

Total Iraq			$46,718,359

Ivory Coast — 0.8%
Ivory Coast, 6.375%, 3/3/28(4)	USD	15,800	$15,049,500

Total Ivory Coast			$15,049,500

Jamaica — 0.2%
Jamaica Government International Bond, 7.875%, 7/28/45	USD	4,364	$4,342,180

Total Jamaica			$4,342,180

Kazakhstan — 4.2%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	73,155	$72,551,471
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	5,840	5,797,368

Total Kazakhstan			$78,348,839

Kenya — 0.6%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,353,610
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	819,169
Republic of Kenya, 6.875%, 6/24/24(1)	USD	7,656	7,552,644

Total Kenya			$11,725,423

2

Security	Principal Amount (000’s omitted)		Value
Lebanon — 1.9%
Lebanese Republic, 8.50%, 8/6/15	USD	750	$750,825
Lebanese Republic, 8.50%, 1/19/16(1)	USD	27,730	28,201,410
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	6,484,640	4,330,838
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	3,052,640	2,039,751

Total Lebanon			$35,322,824

Macedonia — 2.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	13,889	$14,887,516
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	33,173	35,205,228
Republic of Macedonia, 4.625%, 12/8/15	EUR	3,151	3,465,087

Total Macedonia			$53,557,831

New Zealand — 2.1%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	18,529	$12,547,738
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	35,660	26,934,946

Total New Zealand			$39,482,684

Nigeria — 0.6%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	9,995	$9,965,115

Total Nigeria			$9,965,115

Pakistan — 2.8%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	4,316	$4,507,082
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	3,216	3,308,460
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	8,752	9,156,780
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	25,305	27,139,613
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	6,666	7,149,285

Total Pakistan			$51,261,220

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	529,000	$13,195,794

Total Philippines			$13,195,794

Romania — 2.7%
Romania Government Bond, 3.625%, 4/24/24(1)	EUR	15,449	$18,338,645
Romania Government Bond, 4.375%, 8/22/23(1)	USD	296	310,030
Romania Government Bond, 4.875%, 1/22/24(1)	USD	594	640,786
Romania Government Bond, 5.80%, 7/26/27	RON	25,140	7,284,678
Romania Government Bond, 5.85%, 4/26/23	RON	47,790	13,656,990
Romania Government Bond, 6.75%, 2/7/22(1)	USD	8,894	10,528,273

Total Romania			$50,759,402

Rwanda — 1.0%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	17,778	$18,153,471

Total Rwanda			$18,153,471

Serbia — 6.8%
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	1,825,940	$17,084,566
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	1,139,950	10,686,934
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	216,400	2,065,047
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	15,009,010
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	15,081,883
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	6,949,188
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,064,168
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	14,038,123
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	39,337,083
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	387,310	3,595,223

Total Serbia			$125,911,225

3

Security	Principal Amount (000’s omitted)		Value
Slovenia — 2.0%
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	13,090	$14,742,613
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	19,955	22,910,335

Total Slovenia			$37,652,948

Sri Lanka — 2.4%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	17,349	$17,283,941
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	2,530	2,605,900
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	5,972	6,181,020
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	5,770	5,907,038
Sri Lanka Government Bond, 8.00%, 9/1/16	LKR	1,685,340	12,769,946

Total Sri Lanka			$44,747,845

Tanzania — 1.6%
United Republic of Tanzania, 6.397%, 3/9/20(1)(6)	USD	29,790	$29,901,712

Total Tanzania			$29,901,712

Thailand — 1.3%
Kingdom of Thailand, 1.25%, 3/12/28(1)(5)	THB	922,705	$23,806,376

Total Thailand			$23,806,376

Turkey — 2.8%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	2,521	$852,044
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	64,134	23,190,043
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	38,949	14,083,654
Turkey Government Bond, 3.00%, 2/23/22(5)	TRY	18,873	6,824,117
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	17,930	6,764,613

Total Turkey			$51,714,471

Uganda — 0.0%(7)
Uganda Government Bond, 13.25%, 11/5/15	UGX	1,357,800	$395,619

Total Uganda			$395,619

Ukraine — 0.0%(7)
Ukraine Government International Bond, 6.875%, 9/23/15(1)	USD	580	$363,892

Total Ukraine			$363,892

Uruguay — 1.0%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	38,915	$1,361,032
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	72,680	2,497,456
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	48,701	1,644,184
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	6,000	198,987
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	55,956	1,791,773
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	23,630	730,514
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	89,740	2,947,437
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	118,390	4,087,949
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(5)	UYU	102,868	3,585,094

Total Uruguay			$18,844,426

Venezuela — 3.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	14,199	$11,518,939
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	60,483	25,554,067
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(3)	USD	65,501	27,510,420

Total Venezuela			$64,583,426

Zambia — 1.9%
Republic of Zambia, 8.50%, 4/14/24(4)	USD	22,208	$21,264,160
Republic of Zambia, 8.97%, 7/30/27(4)	USD	14,419	13,842,240

Total Zambia			$35,106,400

Total Foreign Government Bonds (identified cost $1,491,848,292)			$1,396,453,653

4

Foreign Corporate Bonds — 4.0%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	7,400	$7,242,750

Total Azerbaijan			$7,242,750

Georgia — 0.9%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	15,830	$16,504,041

Total Georgia			$16,504,041

India — 2.3%
Export-Import Bank of India, 8.15%, 3/5/25	INR	115,000	$1,773,253
Export-Import Bank of India, 8.87%, 10/30/29	INR	390,000	6,367,622
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	8,421,770
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	113,000	1,765,014
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	6,265,304
NTPC, Ltd., 9.17%, 9/22/24	INR	290,000	4,740,288
Power Finance Corp., Ltd., 8.98%, 10/8/24	INR	300,000	4,806,093
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	400,000	6,433,306
Power Grid Corp. of India, Ltd., 8.93%, 10/20/28	INR	150,000	2,430,398

Total India			$43,003,048

Russia — 0.4%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	3,018	$3,342,058
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	4,819	4,851,528

Total Russia			$8,193,586

Total Foreign Corporate Bonds (identified cost $76,177,746)			$74,943,425

Sovereign Loans — 0.5%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.45%, Maturing August 1, 2021(8)(9)(10)(11)		$9,700	$9,596,143

Total Ethiopia			$9,596,143

Total Sovereign Loans (identified cost $8,985,385)			$9,596,143

Collateralized Mortgage Obligations — 0.8%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.913%, 3/15/34(12)(13)		$3,541	$740,061
Series 3572, (Interest Only), Class JS, 6.613%, 9/15/39(12)(13)		6,603	1,042,025
Series 3586, (Interest Only), Class GS, 6.063%, 10/15/39(12)(13)		7,331	1,215,953

			$2,998,039

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.31%, 10/25/35(12)(13)		$10,893	$1,705,288
Series 2006-56, (Interest Only), Class CS, 7.02%, 7/25/36(12)(13)		4,982	1,084,061

5

Security	Principal Amount (000’s omitted)	Value
Series 2006-72, (Interest Only), Class GI, 6.39%, 8/25/36(12)(13)	$16,353	$2,830,977
Series 2006-96, (Interest Only), Class SM, 7.06%, 10/25/36(12)(13)	11,096	1,964,756
Series 2007-36, (Interest Only), Class SG, 6.41%, 4/25/37(12)(13)	7,546	1,192,105
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(13)	3,392	213,689
Series 2010-109, (Interest Only), Class PS, 6.41%, 10/25/40(12)(13)	9,028	1,629,096
Series 2010-147, (Interest Only), Class KS, 5.76%, 1/25/41(12)(13)	7,652	1,061,708

		$11,681,680

Total Collateralized Mortgage Obligations (identified cost $12,325,833)		$14,679,719

Common Stocks — 1.0%

Security	Shares	Value
Romania — 0.5%
Banca Transilvania(14)	2,355,800	$1,406,085
BRD-Groupe Societe Generale SA(14)	462,800	1,314,709
Electrica SA	387,200	1,234,876
OMV Petrom SA	12,626,000	1,230,443
Societatea Nationala de Gaze Naturale ROMGAZ SA	132,300	1,132,345
Societatea Nationala Nuclearelectrica SA	165,000	307,778
Transelectrica SA	190,300	1,297,992
Transgaz SA Medias	18,500	1,263,520

Total Romania		$9,187,748

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.(14)	28,302,666	$8,881,015

Total Singapore		$8,881,015

Total Common Stocks (identified cost $22,339,077)		$18,068,763

Investment Funds — 0.4%

Security	Shares	Value
Fondul Proprietatea SA	40,343,321	$8,181,665

Total Investment Funds (identified cost $10,062,768)		$8,181,665

Currency Call Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank, N.A.	INR	2,802,889	INR	65.58	1/4/16	$856,766
Indian Rupee	Standard Chartered Bank	INR	2,011,136	INR	65.52	1/4/16	598,522

Total Currency Call Options Purchased (identified cost $1,570,511)							$1,455,288

6

Currency Put Options Purchased — 1.6%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	$85,686
British Pound Sterling	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	350,849
Euro	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	2,066,507
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	3,867,999
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	6,016,516
Euro	Goldman Sachs International	EUR	43,087	USD	1.19	10/29/19	4,175,109
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	7,106,303
Japanese Yen	Goldman Sachs International	JPY	2,777,520	JPY	120.00	11/11/15	854,504
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	3,212,880	JPY	120.00	11/11/15	988,443
Yuan Renminbi Offshore	Citibank, N.A.	CNH	151,241	CNH	6.34	6/7/16	415,411
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	150,481	CNH	6.40	7/27/16	417,010
Yuan Renminbi Offshore	Goldman Sachs International	CNH	163,993	CNH	6.39	7/27/16	460,058
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	513,933
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	478,547
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	177,384	CNH	6.47	6/15/17	952,101
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	165,452	CNH	6.47	6/15/17	891,300

Total Currency Put Options Purchased (identified cost $21,885,052)							$29,640,276

Call Options Purchased — 0.6%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Hang Seng Index	Citibank, N.A.		394	HKD	14,000.00	12/30/15	$234,424
Nikkei 225 Index	Deutsche Bank AG		210	JPY	20,000.00	11/13/15	1,767,812
Nikkei 225 Index	Goldman Sachs International		221	JPY	16,000.00	5/13/16	8,098,498
SGX CNX Nifty Index	Citibank, N.A.		1,145	INR	9,000.00	9/24/15	110,378

Total Call Options Purchased (identified cost $7,420,391)							$10,211,112

Short-Term Investments — 11.4%

Foreign Government Securities — 4.8%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.3%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	197,420	$1,073,651
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	626,230	3,376,638
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	75,310	405,365

Total Iceland			$4,855,654

7

Security	Principal Amount (000’s omitted)		Value
Lebanon — 3.2%
Lebanon Treasury Bill, 0.00%, 8/6/15	LBP	4,069,540	$2,699,526
Lebanon Treasury Bill, 0.00%, 8/20/15	LBP	2,681,700	1,775,879
Lebanon Treasury Bill, 0.00%, 9/3/15	LBP	4,768,100	3,152,634
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	1,627,350	1,070,648
Lebanon Treasury Bill, 0.00%, 11/12/15	LBP	10,003,900	6,559,086
Lebanon Treasury Bill, 0.00%, 11/26/15	LBP	7,058,400	4,619,196
Lebanon Treasury Bill, 0.00%, 12/24/15	LBP	9,081,700	5,920,700
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	8,152,230	5,305,548
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	28,502,800	18,525,307
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	10,978,760	7,120,679
Lebanon Treasury Bill, 0.00%, 2/11/16	LBP	4,000,000	2,589,570

Total Lebanon			$59,338,773

Sri Lanka — 1.1%
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	313,250	$2,294,674
Sri Lanka Treasury Bill, 0.00%, 12/18/15	LKR	117,170	855,253
Sri Lanka Treasury Bill, 0.00%, 12/25/15	LKR	128,570	937,341
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	92,650	674,637
Sri Lanka Treasury Bill, 0.00%, 1/8/16	LKR	122,300	889,389
Sri Lanka Treasury Bill, 0.00%, 1/15/16	LKR	1,068,360	7,759,228
Sri Lanka Treasury Bill, 0.00%, 1/29/16	LKR	187,570	1,358,706
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	16,650	120,204
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	596,680	4,302,966
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	16,830	121,231
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	125,860	905,539

Total Sri Lanka			$20,219,168

Uganda — 0.0%(7)
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,000,000	$288,601
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,191,200	341,970

Total Uganda			$630,571

Uruguay — 0.2%
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	6,493	$227,329
Monetary Regulation Bill, 0.00%, 5/17/16	UYU	124,452	3,944,154

Total Uruguay			$4,171,483

Total Foreign Government Securities (identified cost $89,838,921)			$89,215,649

U.S. Treasury Obligations — 2.5%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/17/15(15)		$30,500	$30,498,566
U.S. Treasury Bill, 0.00%, 10/15/15(15)		15,000	14,998,935

Total U.S. Treasury Obligations (identified cost $45,498,858)			$45,497,501

Repurchase Agreements — 0.3%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 7/27/15 with a maturity date of 8/12/15, an interest rate of 0.28% payable by the Portfolio and repurchase proceeds of EUR 4,996,656, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $5,093,256.	EUR	4,997	$5,488,178

8

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/29/15 with an interest rate of 5.00% payable by the Portfolio, collateralized by USD 273,000 Ukraine Government International Bond 7.75%, due 9/23/20 and a market value, including accrued interest, of $166,600.(16)	USD	156	$155,951
Dated 7/30/15 with an interest rate of 5.00% payable by the Portfolio, collateralized by USD 307,000 Ukraine Government International Bond 7.75%, due 9/23/20 and a market value, including accrued interest, of $187,348.(16)	USD	175	175,374

Total Repurchase Agreements (identified cost $5,875,718)			$5,819,503

Other — 3.8%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(17)		$70,565	$70,564,922

Total Other (identified cost $70,564,922)			$70,564,922

Total Short-Term Investments (identified cost $211,778,419)			$211,097,575

Total Investments — 95.7% (identified cost $1,864,393,474)			$1,774,327,619

Less Unfunded Loan Commitments — (0.1)%			$(1,622,046)

Net Investments — 95.6% (identified cost $1,862,771,428)			$1,772,705,573

Currency Put Options Written — (1.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	BNP Paribas	GBP	8,583	USD	1.52	11/10/15	$(85,686)
British Pound Sterling	Goldman Sachs International	GBP	35,143	USD	1.52	11/10/15	(350,849)
Euro	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(3,867,999)
Euro	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(6,016,516)
Euro	Goldman Sachs International	EUR	43,087	USD	1.19	10/29/19	(4,175,109)
Euro	Goldman Sachs International	EUR	32,996	USD	1.38	10/29/19	(7,106,303)
Japanese Yen	Goldman Sachs International	JPY	2,777,520	JPY	120.00	11/11/15	(854,504)
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	3,212,880	JPY	120.00	11/11/15	(988,443)

Total Currency Put Options Written (premiums received $22,477,367)							$(23,445,409)

9

Call Options Written — (0.5)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	210	JPY	20,000.00	11/13/15	$(1,767,812)
Nikkei 225 Index	Goldman Sachs International	221	JPY	16,000.00	5/13/16	(8,098,498)

Total Call Options Written (premiums received $6,053,681)						$(9,866,310)

Other Assets, Less Liabilities — 6.2%						$115,616,471

Net Assets — 100.0%						$1,855,010,325

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

BDT	-	Bangladesh Taka

CNH	-	Yuan Renminbi Offshore

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $612,852,542 or 33.0% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $340,656,294 or 18.4% of the Portfolio’s net assets.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(7)	Amount is less than 0.05%.

10

(8)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(9)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at July 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(13)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Non-income producing.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $180,894.

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(5,092,149)

Total Spain			$(5,092,149)

Ukraine — (0.0)%(1)
Ukraine Government International Bond, 7.75%, 9/23/20	USD	(580)	$(337,966)

Total Ukraine			$(337,966)

Total Foreign Government Bonds (proceeds $5,395,317)			$(5,430,115)

Total Securities Sold Short (proceeds $5,395,317)			$(5,430,115)

EUR	-	Euro

USD	-	United States Dollar

(1)	Amount is less than (0.05)%.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2015 were $16,388,554 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

11

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
12/2/15	Gold 8,388 Troy Ounces	United States Dollar 9,970,375	Citibank, N.A.	$775,544
12/2/15	Gold 3,113 Troy Ounces	United States Dollar 3,704,079	Merrill Lynch International	291,050

				$1,066,594

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Euro 42,294,973	Hungarian Forint 13,064,917,273	JPMorgan Chase Bank, N.A.	$253,975	$—	$253,975
8/4/15	Euro 40,031,277	Polish Zloty 166,109,784	BNP Paribas	72,047	—	72,047
8/4/15	Euro 10,849,326	Polish Zloty 43,700,000	BNP Paribas	—	(330,220)	(330,220)
8/4/15	Euro 32,268,427	Polish Zloty 132,226,332	BNP Paribas	—	(385,047)	(385,047)
8/4/15	Hungarian Forint 3,289,689,000	Euro 10,849,898	BNP Paribas	155,929	—	155,929
8/4/15	Hungarian Forint 9,775,228,273	Euro 31,765,601	BNP Paribas	—	(57,887)	(57,887)
8/4/15	New Taiwan Dollar 592,228,000	United States Dollar 19,437,705	Deutsche Bank AG	679,395	—	679,395
8/4/15	New Taiwan Dollar 592,228,000	United States Dollar 18,769,309	Standard Chartered Bank	10,998	—	10,998
8/4/15	Polish Zloty 242,044,000	Euro 57,208,091	BNP Paribas	—	(1,338,090)	(1,338,090)
8/4/15	Polish Zloty 99,992,116	Euro 24,120,641	JPMorgan Chase Bank, N.A.	—	(17,834)	(17,834)
8/4/15	Swiss Franc 33,410,000	United States Dollar 35,690,631	Goldman Sachs International	1,115,448	—	1,115,448
8/4/15	United States Dollar 18,769,309	New Taiwan Dollar 592,228,000	Deutsche Bank AG	—	(10,998)	(10,998)
8/4/15	United States Dollar 19,376,018	New Taiwan Dollar 592,228,000	Standard Chartered Bank	—	(617,708)	(617,708)
8/4/15	United States Dollar 35,489,055	Swiss Franc 33,410,000	Goldman Sachs International	—	(913,872)	(913,872)
8/6/15	Australian Dollar 47,600,000	United States Dollar 37,107,770	Australia and New Zealand Banking Group Limited	2,316,464	—	2,316,464
8/6/15	Australian Dollar 20,595,000	United States Dollar 16,064,100	Deutsche Bank AG	1,011,013	—	1,011,013
8/10/15	Euro 25,504,000	United States Dollar 28,605,031	Standard Chartered Bank	593,281	—	593,281
8/10/15	Euro 31,432,000	United States Dollar 34,948,769	Standard Chartered Bank	426,132	—	426,132
8/10/15	Euro 5,096,000	United States Dollar 5,641,680	Standard Chartered Bank	44,602	—	44,602
8/10/15	Thai Baht 271,828,000	United States Dollar 8,041,059	Deutsche Bank AG	330,408	—	330,408
8/12/15	New Taiwan Dollar 461,230,000	United States Dollar 15,001,301	Barclays Bank PLC	406,376	—	406,376

12

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/12/15	New Taiwan Dollar 289,561,000	United States Dollar 9,418,149	BNP Paribas	$255,430	$—	$255,430
8/12/15	New Taiwan Dollar 106,594,000	United States Dollar 3,480,052	Citibank, N.A.	107,047	—	107,047
8/12/15	New Taiwan Dollar 640,509,000	United States Dollar 20,835,659	Deutsche Bank AG	567,722	—	567,722
8/12/15	United States Dollar 22,928,513	New Taiwan Dollar 702,415,000	BNP Paribas	—	(701,654)	(701,654)
8/12/15	United States Dollar 3,042,766	New Taiwan Dollar 93,063,000	Deutsche Bank AG	—	(97,928)	(97,928)
8/12/15	United States Dollar 22,938,579	New Taiwan Dollar 702,416,000	Goldman Sachs International	—	(711,688)	(711,688)
8/12/15	United States Dollar 6,145,569	Philippine Peso 275,469,000	Deutsche Bank AG	—	(123,943)	(123,943)
8/17/15	Japanese Yen 2,005,824,000	United States Dollar 16,271,266	Goldman Sachs International	84,883	—	84,883
8/17/15	Japanese Yen 2,317,465,000	United States Dollar 18,802,122	JPMorgan Chase Bank, N.A.	100,893	—	100,893
8/17/15	Singapore Dollar 55,892,000	United States Dollar 41,816,549	Deutsche Bank AG	1,091,926	—	1,091,926
8/17/15	Singapore Dollar 39,790,000	United States Dollar 29,756,096	Standard Chartered Bank	763,883	—	763,883
8/17/15	United States Dollar 25,645,590	Japanese Yen 3,185,626,000	Goldman Sachs International	61,431	—	61,431
8/18/15	British Pound Sterling 1,474,402	United States Dollar 2,326,775	JPMorgan Chase Bank, N.A.	24,508	—	24,508
8/18/15	United States Dollar 2,302,195	British Pound Sterling 1,474,402	JPMorgan Chase Bank, N.A.	72	—	72
8/18/15	United States Dollar 16,879,081	Chilean Peso 10,193,277,000	BNP Paribas	—	(1,780,647)	(1,780,647)
8/19/15	Australian Dollar 33,952,539	United States Dollar 27,192,249	Morgan Stanley & Co. International PLC	2,393,583	—	2,393,583
8/19/15	Australian Dollar 33,586,000	United States Dollar 26,901,882	Standard Chartered Bank	2,370,933	—	2,370,933
8/19/15	Australian Dollar 5,607,000	United States Dollar 4,301,758	Standard Chartered Bank	206,449	—	206,449
8/19/15	Australian Dollar 5,911,000	United States Dollar 4,520,266	Standard Chartered Bank	202,918	—	202,918
8/19/15	Euro 47,547,879	United States Dollar 54,253,556	Goldman Sachs International	2,024,561	—	2,024,561
8/19/15	Euro 5,070,163	United States Dollar 5,517,960	Goldman Sachs International	—	(51,364)	(51,364)
8/19/15	New Zealand Dollar 27,236,592	United States Dollar 20,189,260	Morgan Stanley & Co. International PLC	2,232,736	—	2,232,736
8/19/15	New Zealand Dollar 27,201,000	United States Dollar 20,171,174	Standard Chartered Bank	2,238,115	—	2,238,115
8/19/15	Romanian Leu 1,040,000	United States Dollar 260,571	BNP Paribas	1,507	—	1,507
8/19/15	Romanian Leu 3,511,580	United States Dollar 875,821	BNP Paribas	1,087	—	1,087
8/19/15	Romanian Leu 100,000	United States Dollar 24,655	BNP Paribas	—	(255)	(255)
8/19/15	Romanian Leu 2,007,747	United States Dollar 499,837	BNP Paribas	—	(292)	(292)

13

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/19/15	Romanian Leu 140,000	United States Dollar 34,478	BNP Paribas	$—	$(396)	$(396)
8/19/15	Romanian Leu 200,000	United States Dollar 49,299	BNP Paribas	—	(521)	(521)
8/19/15	Romanian Leu 809,910	United States Dollar 201,147	BNP Paribas	—	(602)	(602)
8/19/15	Romanian Leu 234,996	United States Dollar 57,758	BNP Paribas	—	(779)	(779)
8/19/15	Romanian Leu 590,250	United States Dollar 145,998	BNP Paribas	—	(1,033)	(1,033)
8/19/15	Romanian Leu 796,900	United States Dollar 196,713	BNP Paribas	—	(1,795)	(1,795)
8/19/15	Romanian Leu 2,555,366	United States Dollar 634,086	BNP Paribas	—	(2,455)	(2,455)
8/19/15	Romanian Leu 1,502,120	United States Dollar 371,697	BNP Paribas	—	(2,481)	(2,481)
8/19/15	Romanian Leu 942,718	United States Dollar 231,439	BNP Paribas	—	(3,392)	(3,392)
8/19/15	Romanian Leu 2,682,797	United States Dollar 664,864	BNP Paribas	—	(3,420)	(3,420)
8/19/15	Romanian Leu 2,980,000	United States Dollar 735,274	BNP Paribas	—	(7,043)	(7,043)
8/19/15	Romanian Leu 3,448,644	United States Dollar 850,887	BNP Paribas	—	(8,169)	(8,169)
8/19/15	Romanian Leu 4,137,000	United States Dollar 1,021,525	BNP Paribas	—	(9,000)	(9,000)
8/19/15	Romanian Leu 4,074,060	United States Dollar 995,920	BNP Paribas	—	(18,927)	(18,927)
8/19/15	Romanian Leu 38,077,800	United States Dollar 9,724,143	Deutsche Bank AG	238,974	—	238,974
8/19/15	Romanian Leu 1,738,190	United States Dollar 430,479	Standard Chartered Bank	—	(2,503)	(2,503)
8/19/15	United States Dollar 32,243,959	Mexican Peso 487,706,000	Morgan Stanley & Co. International PLC	—	(2,008,188)	(2,008,188)
8/19/15	United States Dollar 31,997,291	Mexican Peso 484,183,000	Standard Chartered Bank	—	(1,979,932)	(1,979,932)
8/24/15	Polish Zloty 15,786,000	United States Dollar 4,311,021	Goldman Sachs International	128,593	—	128,593
8/24/15	Thai Baht 187,581,000	United States Dollar 5,549,734	Deutsche Bank AG	231,615	—	231,615
8/26/15	Euro 109,567,734	United States Dollar 122,095,709	Standard Chartered Bank	1,730,423	—	1,730,423
8/31/15	Indonesian Rupiah 79,702,267,000	United States Dollar 5,903,872	Citibank, N.A.	48,758	—	48,758
8/31/15	United States Dollar 5,893,830	Indonesian Rupiah 79,702,267,000	Deutsche Bank AG	—	(38,716)	(38,716)
9/8/15	Euro 3,600,000	United States Dollar 4,081,936	BNP Paribas	126,489	—	126,489
9/8/15	Thai Baht 161,026,000	United States Dollar 4,745,830	Standard Chartered Bank	182,967	—	182,967
9/8/15	United States Dollar 5,941,973	Philippine Peso 268,393,000	BNP Paribas	—	(81,064)	(81,064)
9/8/15	United States Dollar 21,891,020	Philippine Peso 992,911,000	BNP Paribas	—	(208,782)	(208,782)
9/8/15	United States Dollar 20,433,160	Philippine Peso 926,889,000	JPMorgan Chase Bank, N.A.	—	(192,647)	(192,647)

14

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/9/15	Euro 11,748,301	United States Dollar 13,130,136	Goldman Sachs International	$221,676	$—	$221,676
9/9/15	Euro 488,300	United States Dollar 542,369	Goldman Sachs International	5,849	—	5,849
9/9/15	Euro 220,211	United States Dollar 246,796	Goldman Sachs International	4,839	—	4,839
9/9/15	Euro 581,428	United States Dollar 631,942	Goldman Sachs International	—	(6,902)	(6,902)
9/9/15	Euro 27,442,983	United States Dollar 30,621,429	Standard Chartered Bank	468,419	—	468,419
9/9/15	Indian Rupee 2,829,920,000	United States Dollar 43,712,417	BNP Paribas	—	(258,853)	(258,853)
9/9/15	Indian Rupee 708,970,000	United States Dollar 11,020,830	JPMorgan Chase Bank, N.A.	4,861	—	4,861
9/9/15	Indian Rupee 622,478,000	United States Dollar 9,692,899	Nomura International PLC	20,842	—	20,842
9/9/15	Indian Rupee 419,169,000	United States Dollar 6,527,079	Nomura International PLC	14,035	—	14,035
9/9/15	Indian Rupee 666,670,000	United States Dollar 10,362,478	Nomura International PLC	3,766	—	3,766
9/9/15	United States Dollar 7,296,303	Indian Rupee 473,603,000	Australia and New Zealand Banking Group Limited	62,536	—	62,536
9/9/15	United States Dollar 6,854,403	Indian Rupee 444,957,000	Bank of America, N.A.	59,335	—	59,335
9/9/15	United States Dollar 7,746,286	Indian Rupee 502,854,000	BNP Paribas	67,055	—	67,055
9/9/15	United States Dollar 1,947,790	Indian Rupee 125,261,000	Goldman Sachs International	—	(1,486)	(1,486)
9/9/15	United States Dollar 3,275,548	Indian Rupee 213,533,000	Nomura International PLC	42,325	—	42,325
9/14/15	New Turkish Lira 63,756,160	United States Dollar 22,929,746	BNP Paribas	195,349	—	195,349
9/14/15	New Turkish Lira 81,844,600	United States Dollar 29,259,474	BNP Paribas	75,036	—	75,036
9/14/15	New Turkish Lira 6,976,840	United States Dollar 2,509,203	BNP Paribas	21,377	—	21,377
9/14/15	New Turkish Lira 15,049,000	United States Dollar 5,338,607	BNP Paribas	—	(27,619)	(27,619)
9/14/15	South African Rand 254,160,717	United States Dollar 20,548,203	BNP Paribas	601,291	—	601,291
9/14/15	South African Rand 438,722,000	United States Dollar 34,875,949	BNP Paribas	444,393	—	444,393
9/14/15	Thai Baht 193,030,000	United States Dollar 5,688,227	Deutsche Bank AG	219,438	—	219,438
9/14/15	Thai Baht 36,486,000	United States Dollar 1,074,856	JPMorgan Chase Bank, N.A.	41,161	—	41,161
9/14/15	United States Dollar 4,642,575	New Turkish Lira 12,937,000	BNP Paribas	—	(29,454)	(29,454)
9/14/15	United States Dollar 30,331,350	New Turkish Lira 84,904,000	BNP Paribas	—	(55,980)	(55,980)
9/14/15	United States Dollar 34,037,403	New Turkish Lira 94,641,000	BNP Paribas	—	(289,980)	(289,980)
9/14/15	United States Dollar 7,630,747	South African Rand 97,086,000	BNP Paribas	—	(11,294)	(11,294)
9/14/15	United States Dollar 30,348,346	South African Rand 382,462,000	BNP Paribas	—	(332,159)	(332,159)

15

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/15/15	New Zealand Dollar 4,397,452	United States Dollar 3,062,122	BNP Paribas	$169,293	$—	$169,293
9/15/15	New Zealand Dollar 2,644,800	United States Dollar 1,835,605	BNP Paribas	95,744	—	95,744
9/15/15	New Zealand Dollar 3,646,152	United States Dollar 2,397,345	Standard Chartered Bank	—	(1,247)	(1,247)
9/16/15	Euro 33,590,261	United States Dollar 37,650,988	JPMorgan Chase Bank, N.A.	739,856	—	739,856
9/16/15	Euro 10,081,922	United States Dollar 11,448,627	JPMorgan Chase Bank, N.A.	369,965	—	369,965
9/16/15	Euro 2,583,379	United States Dollar 2,880,855	JPMorgan Chase Bank, N.A.	42,073	—	42,073
9/16/15	Euro 1,100,231	United States Dollar 1,246,184	JPMorgan Chase Bank, N.A.	37,180	—	37,180
9/16/15	Euro 294,723	United States Dollar 329,703	JPMorgan Chase Bank, N.A.	5,843	—	5,843
9/17/15	United States Dollar 10,826,640	Chilean Peso 6,930,132,000	BNP Paribas	—	(590,639)	(590,639)
9/18/15	Euro 34,608,814	Polish Zloty 144,651,000	Deutsche Bank AG	264,887	—	264,887
9/18/15	Hungarian Forint 2,117,565,000	Euro 6,832,380	Deutsche Bank AG	—	(56,798)	(56,798)
9/18/15	Hungarian Forint 4,893,254,500	Euro 15,724,583	Deutsche Bank AG	—	(201,174)	(201,174)
9/18/15	Hungarian Forint 8,466,102,000	Euro 27,033,566	Deutsche Bank AG	—	(537,559)	(537,559)
9/21/15	Euro 3,065,034	Serbian Dinar 382,362,995	Citibank, N.A.	113,151	—	113,151
9/22/15	South African Rand 425,484,000	United States Dollar 34,393,941	Standard Chartered Bank	1,047,923	—	1,047,923
9/23/15	Euro 1,219,648	Serbian Dinar 152,090,108	Deutsche Bank AG	44,297	—	44,297
9/24/15	Canadian Dollar 5,353,000	United States Dollar 4,216,056	Goldman Sachs International	124,408	—	124,408
9/24/15	Canadian Dollar 59,855,000	United States Dollar 48,791,920	HSBC Bank USA, N.A.	3,040,830	—	3,040,830
9/24/15	Canadian Dollar 11,327,000	United States Dollar 9,234,959	Standard Chartered Bank	576,992	—	576,992
9/24/15	Canadian Dollar 5,438,000	United States Dollar 4,187,669	Standard Chartered Bank	31,050	—	31,050
9/24/15	Canadian Dollar 61,387,000	United States Dollar 50,042,390	State Street Bank and Trust Company	3,120,292	—	3,120,292
9/24/15	United States Dollar 17,466,795	Yuan Renminbi 109,150,000	Deutsche Bank AG	49,649	—	49,649
9/24/15	United States Dollar 17,411,821	Yuan Renminbi 108,850,000	Standard Chartered Bank	56,479	—	56,479
9/24/15	United States Dollar 2,729,199	Yuan Renminbi 16,876,000	Standard Chartered Bank	22,268	—	22,268
9/24/15	Yuan Renminbi 234,876,000	United States Dollar 38,085,941	Deutsche Bank AG	—	(208,291)	(208,291)
9/28/15	United States Dollar 1,412,415	Azerbaijani Manat 1,149,000	ICBC Standard Bank plc	—	(331,105)	(331,105)
9/28/15	United States Dollar 17,045,800	Yuan Renminbi 106,630,000	JPMorgan Chase Bank, N.A.	335,264	—	335,264
9/28/15	United States Dollar 17,805,131	Yuan Renminbi 111,380,000	Standard Chartered Bank	350,199	—	350,199
9/28/15	Yuan Renminbi 218,010,000	United States Dollar 35,333,874	Standard Chartered Bank	—	(202,520)	(202,520)

16

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/29/15	New Taiwan Dollar 379,204,000	United States Dollar 12,059,278	Goldman Sachs International	$92,318	$—	$92,318
9/29/15	New Taiwan Dollar 472,440,000	United States Dollar 15,021,940	JPMorgan Chase Bank, N.A.	112,628	—	112,628
9/30/15	Euro 8,206,500	United States Dollar 9,173,390	Citibank, N.A.	153,708	—	153,708
9/30/15	Euro 24,060,072	United States Dollar 26,983,371	Deutsche Bank AG	539,188	—	539,188
9/30/15	Euro 8,637,928	United States Dollar 9,689,423	Goldman Sachs International	195,563	—	195,563
9/30/15	Euro 18,293,000	United States Dollar 20,197,301	Goldman Sachs International	91,649	—	91,649
9/30/15	Euro 3,319,000	United States Dollar 3,670,748	Goldman Sachs International	22,868	—	22,868
9/30/15	South African Rand 386,052,573	United States Dollar 31,376,949	BNP Paribas	1,163,414	—	1,163,414
10/1/15	Hungarian Forint 3,333,077,000	Euro 10,700,087	Morgan Stanley & Co. International PLC	—	(144,728)	(144,728)
10/1/15	United States Dollar 3,255,249	Philippine Peso 147,593,000	Bank of America, N.A.	—	(38,314)	(38,314)
10/2/15	Singapore Dollar 14,571,143	United States Dollar 10,795,039	JPMorgan Chase Bank, N.A.	191,958	—	191,958
10/8/15	Euro 7,811,937	Polish Zloty 32,957,000	BNP Paribas	133,381	—	133,381
10/8/15	Hungarian Forint 4,251,066,500	Euro 13,409,881	BNP Paribas	—	(442,343)	(442,343)
10/8/15	United States Dollar 5,645,122	Azerbaijani Manat 4,594,000	ICBC Standard Bank plc	—	(1,335,553)	(1,335,553)
10/13/15	Australian Dollar 53,017,000	United States Dollar 39,320,588	JPMorgan Chase Bank, N.A.	711,303	—	711,303
10/13/15	Euro 1,126,929	Serbian Dinar 147,515,000	Citibank, N.A.	101,191	—	101,191
10/13/15	Euro 138,069	Serbian Dinar 18,018,000	Deutsche Bank AG	11,896	—	11,896
10/15/15	Hungarian Forint 3,403,014,000	Euro 10,921,098	Bank of America, N.A.	—	(146,740)	(146,740)
10/16/15	Euro 1,308,735	United States Dollar 1,428,288	Standard Chartered Bank	—	(10,504)	(10,504)
10/16/15	Euro 1,312,531	United States Dollar 1,427,010	Standard Chartered Bank	—	(15,955)	(15,955)
10/16/15	Japanese Yen 3,531,598,000	United States Dollar 28,676,625	Goldman Sachs International	151,628	—	151,628
10/20/15	Australian Dollar 44,174,000	United States Dollar 32,587,602	Goldman Sachs International	429,930	—	429,930
10/20/15	Australian Dollar 6,760,000	United States Dollar 4,966,136	Standard Chartered Bank	45,009	—	45,009
10/21/15	Singapore Dollar 3,680,000	United States Dollar 2,690,688	BNP Paribas	14,159	—	14,159
10/23/15	Euro 33,901,184	United States Dollar 37,138,408	Standard Chartered Bank	—	(136,165)	(136,165)
10/26/15	Romanian Leu 49,060,729	United States Dollar 12,181,435	BNP Paribas	—	(29,005)	(29,005)
10/26/15	Romanian Leu 34,801,631	United States Dollar 8,610,855	BNP Paribas	—	(50,721)	(50,721)
10/26/15	United States Dollar 3,100,775	Uruguayan Peso 86,000,000	HSBC Bank USA, N.A.	—	(148,124)	(148,124)

17

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/27/15	Indian Rupee 1,946,706,000	United States Dollar 30,139,993	Deutsche Bank AG	$115,532	$—	$115,532
10/27/15	United States Dollar 14,334,854	Indian Rupee 925,871,000	Deutsche Bank AG	—	(54,948)	(54,948)
10/28/15	Euro 16,472,149	United States Dollar 18,051,993	Goldman Sachs International	—	(60,780)	(60,780)
10/29/15	New Taiwan Dollar 978,540,000	United States Dollar 31,089,436	Bank of America, N.A.	200,984	—	200,984
10/29/15	New Taiwan Dollar 471,840,000	United States Dollar 14,986,184	Citibank, N.A.	92,151	—	92,151
11/3/15	Euro 24,026,748	Polish Zloty 99,992,116	JPMorgan Chase Bank, N.A.	16,822	—	16,822
11/3/15	Hungarian Forint 13,064,917,273	Euro 42,183,676	JPMorgan Chase Bank, N.A.	—	(256,783)	(256,783)
11/4/15	Euro 1,557,274	United States Dollar 1,723,902	Deutsche Bank AG	11,320	—	11,320
11/4/15	Euro 1,518,088	United States Dollar 1,669,897	Deutsche Bank AG	409	—	409
11/27/15	Euro 14,608,000	United States Dollar 18,384,168	Standard Chartered Bank	2,312,155	—	2,312,155
11/27/15	United States Dollar 17,498,700	Euro 14,608,000	HSBC Bank USA, N.A.	—	(1,426,687)	(1,426,687)
11/30/15	United States Dollar 1,938,323	Zambian Kwacha 15,022,000	Standard Chartered Bank	—	(84,945)	(84,945)
12/3/15	United States Dollar 1,953,061	Zambian Kwacha 15,312,000	ICBC Standard Bank plc	—	(66,667)	(66,667)
12/3/15	United States Dollar 3,254,987	Zambian Kwacha 25,454,000	ICBC Standard Bank plc	—	(119,128)	(119,128)
12/4/15	United States Dollar 1,853,032	Zambian Kwacha 14,361,000	Standard Chartered Bank	—	(84,661)	(84,661)
12/8/15	United States Dollar 1,953,017	Zambian Kwacha 15,214,000	ICBC Standard Bank plc	—	(83,254)	(83,254)
12/23/15	United States Dollar 1,092,481	Zambian Kwacha 8,718,000	Citibank, N.A.	—	(28,820)	(28,820)
12/28/15	United States Dollar 1,816,877	Zambian Kwacha 14,426,000	Standard Chartered Bank	—	(61,036)	(61,036)
1/11/16	United States Dollar 726,787	Zambian Kwacha 5,847,000	BNP Paribas	—	(19,894)	(19,894)
1/11/16	United States Dollar 1,952,899	Zambian Kwacha 16,502,000	ICBC Standard Bank plc	42,166	—	42,166
1/13/16	New Turkish Lira 9,146,000	United States Dollar 3,359,783	BNP Paribas	204,241	—	204,241
1/13/16	New Turkish Lira 18,610,000	United States Dollar 6,831,815	Standard Chartered Bank	411,016	—	411,016
1/13/16	South African Rand 138,377,538	New Turkish Lira 27,756,000	Standard Chartered Bank	—	(1,052,376)	(1,052,376)
1/14/16	United States Dollar 1,755,740	Zambian Kwacha 14,836,000	Standard Chartered Bank	35,338	—	35,338
1/15/16	United States Dollar 1,820,828	Zambian Kwacha 14,512,000	Citibank, N.A.	—	(69,702)	(69,702)
1/19/16	United States Dollar 1,755,856	Zambian Kwacha 14,916,000	Standard Chartered Bank	40,588	—	40,588
1/19/16	United States Dollar 7,266,891	Zambian Kwacha 59,316,000	Standard Chartered Bank	—	(123,024)	(123,024)
1/22/16	Euro 12,298,048	Serbian Dinar 1,561,852,110	Citibank, N.A.	448,064	—	448,064
1/29/16	Euro 5,980,354	Serbian Dinar 765,784,367	Citibank, N.A.	267,591	—	267,591
1/29/16	Euro 817,860	Serbian Dinar 103,688,344	Citibank, N.A.	27,297	—	27,297

18

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/29/16	Euro 422,534	Serbian Dinar 53,535,000	Deutsche Bank AG	$13,800	$—	$13,800
2/19/16	United States Dollar 972,252	Uruguayan Peso 26,980,000	HSBC Bank USA, N.A.	—	(78,783)	(78,783)
3/2/16	United States Dollar 22,343,351	Yuan Renminbi 142,690,000	JPMorgan Chase Bank, N.A.	636,658	—	636,658
3/2/16	United States Dollar 22,343,297	Yuan Renminbi 142,691,000	Standard Chartered Bank	636,873	—	636,873
3/2/16	Yuan Renminbi 285,381,000	United States Dollar 45,840,655	Standard Chartered Bank	—	(119,524)	(119,524)
3/7/16	United States Dollar 10,833,007	Yuan Renminbi 69,185,000	BNP Paribas	304,230	—	304,230
3/7/16	United States Dollar 11,574,381	Yuan Renminbi 73,914,000	Standard Chartered Bank	324,119	—	324,119
3/7/16	Yuan Renminbi 143,099,000	United States Dollar 22,980,408	Standard Chartered Bank	—	(55,330)	(55,330)
4/1/16	Omani Rial 8,447,000	United States Dollar 21,849,457	BNP Paribas	—	(27,634)	(27,634)
5/11/16	Omani Rial 5,889,000	United States Dollar 15,177,835	BNP Paribas	—	(63,170)	(63,170)
6/6/16	Omani Rial 7,545,200	United States Dollar 19,472,489	BNP Paribas	—	(46,986)	(46,986)
6/6/16	Omani Rial 13,994,250	United States Dollar 36,120,719	BNP Paribas	—	(82,485)	(82,485)
3/23/17	Omani Rial 4,238,000	United States Dollar 10,922,680	BNP Paribas	—	(3,887)	(3,887)
3/27/17	Omani Rial 4,239,000	United States Dollar 10,925,258	BNP Paribas	—	(3,419)	(3,419)
5/25/17	Omani Rial 9,970,000	United States Dollar 25,401,274	BNP Paribas	—	(286,371)	(286,371)
6/5/17	Omani Rial 14,937,250	United States Dollar 38,102,314	BNP Paribas	—	(378,880)	(378,880)

				$48,347,942	$(22,091,658)	$26,256,284

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/10/15	COP	52,944,600	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$18,164,577	$28,673
8/11/15	COP	53,519,500	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	18,361,714	29,096
8/18/15	COP	85,843,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	30,448,035	(26,647)
8/21/15	COP	184,013,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	65,154,019	(8,627)
9/3/15	COP	63,570,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	21,671,904	177,708
9/3/15	COP	13,819,700	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	4,729,169	20,459
9/3/15	COP	45,543,400	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	16,382,973	122,773
9/3/15	COP	27,647,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	9,930,553	87,275

19

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
9/16/15	COP	26,480,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$9,059,163	$42,871
9/21/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	33,363,104	115,189
9/23/15	COP	36,037,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	12,340,103	47,449
9/23/15	COP	103,320,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	36,572,410	137,768
9/23/15	COP	71,584,500	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	29,090,400	428,621
9/30/15	COP	94,259,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	33,311,720	193,487

						$1,396,095

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
10/15	232 Platinum	Long	$12,496,835	$11,426,000	$(1,070,835)
11/15	706 Brent Crude Oil	Short	(42,246,327)	(38,300,500)	3,945,827
12/15	14 Gold	Short	(1,524,880)	(1,533,140)	(8,260)
Equity Futures
8/15	40 Hang Seng H-Shares Index	Long	2,906,728	2,865,946	(40,782)
8/15	2,413 SGX CNX Nifty Index	Long	40,799,658	41,365,147	565,489
9/15	335 E-mini S&P 500 Index	Short	(35,159,087)	(35,148,200)	10,887
9/15	71 Nikkei 225 Index	Long	7,328,975	7,304,479	(24,496)
9/15	3,517 SET50 Index	Short	(19,289,347)	(18,560,137)	729,210
9/15	355 TOPIX Index	Long	47,173,048	47,545,039	371,991
Interest Rate Futures
9/15	223 Euro-Bund	Short	(37,508,705)	(37,814,086)	(305,381)
9/15	312 IMM 10-Year Interest Rate Swap	Long	30,588,823	30,017,489	(571,334)
9/15	409 U.S. 2-Year Deliverable Interest Rate Swap	Short	(41,148,317)	(41,264,266)	(115,949)
9/15	881 U.S. 5-Year Deliverable Interest Rate Swap	Short	(89,225,211)	(90,233,672)	(1,008,461)
9/15	2,519 U.S. 10-Year Deliverable Interest Rate Swap	Short	(256,531,323)	(261,424,969)	(4,893,646)
9/15	59 U.S. 10-Year Treasury Note	Short	(7,469,999)	(7,518,813)	(48,814)
9/15	79 U.S. 30-Year Deliverable Interest Rate Swap	Short	(7,903,798)	(8,312,281)	(408,483)
9/15	22 U.S. Long Treasury Bond	Short	(3,399,687)	(3,430,625)	(30,938)
3/17	3,448 CME 90-Day Eurodollar	Short	(847,098,251)	(849,457,900)	(2,359,649)

					$(5,263,624)

CME: Chicago Mercantile Exchange.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-Shares Index: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SET: Stock Exchange of India.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

20

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	1,211	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	9/16/17	$3,579
LCH.Clearnet	EUR	1,222	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/16/17	3,725
LCH.Clearnet	EUR	73,880	Receives	6-month Euro Interbank Offered Rate	0.21		4/15/20	536,849
LCH.Clearnet	EUR	86,920	Receives	6-month Euro Interbank Offered Rate	0.21		4/15/20	626,828
LCH.Clearnet	EUR	82,248	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	9/16/20	(884,797)
LCH.Clearnet	EUR	5,314	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(69,787)
LCH.Clearnet	EUR	8,395	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(84,020)
LCH.Clearnet	EUR	10,430	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(258,068)
LCH.Clearnet	HUF	200,230	Pays	6-month HUF BUBOR	5.20		12/16/16	57,833
LCH.Clearnet	HUF	296,650	Pays	6-month HUF BUBOR	5.12		1/16/17	83,483
LCH.Clearnet	HUF	514,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(235,350)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79		4/23/24	(1,557,165)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75		6/12/24	(399,458)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51		1/7/25	33,273
LCH.Clearnet	JPY	7,749,700	Receives	6-month JPY LIBOR	0.46		1/9/25	434,296
LCH.Clearnet	JPY	1,901,448	Receives	6-month JPY LIBOR	0.63		5/14/25	(119,912)
LCH.Clearnet	JPY	941,666	Receives	6-month JPY LIBOR	0.61		7/23/25	(24,853)
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.20		10/24/17	337,634
LCH.Clearnet	NZD	11,000	Pays	3-month NZD Bank Bill	4.15		10/25/17	275,623
LCH.Clearnet	NZD	13,000	Pays	3-month NZD Bank Bill	4.04		10/30/17	301,950
LCH.Clearnet	NZD	6,000	Pays	3-month NZD Bank Bill	4.03		10/31/17	139,032
LCH.Clearnet	NZD	6,551	Pays	3-month NZD Bank Bill	4.04		10/31/17	152,327
LCH.Clearnet	NZD	69,310	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,176,706
LCH.Clearnet	NZD	25,990	Pays	3-month NZD Bank Bill	4.02		11/27/17	436,503
LCH.Clearnet	NZD	48,570	Pays	3-month NZD Bank Bill	3.96		11/28/17	772,447
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	1,569,039
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	169,711
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05		6/16/25	256,905
LCH.Clearnet	NZD	18,894	Pays	3-month NZD Bank Bill	4.05		6/16/25	422,554
LCH.Clearnet	NZD	31,292	Pays	3-month NZD Bank Bill	3.92		6/25/25	508,336
LCH.Clearnet	NZD	37,618	Pays	3-month NZD Bank Bill	3.81		7/20/25	307,079
LCH.Clearnet	PLN	10,290	Pays	6-month PLN WIBOR	4.40		8/20/17	238,757
LCH.Clearnet	PLN	218,656	Pays	6-month PLN WIBOR	1.95		10/27/19	223,873
LCH.Clearnet	PLN	41,449	Pays	6-month PLN WIBOR	1.78		2/27/20	(192,483)
LCH.Clearnet	PLN	64,872	Pays	6-month PLN WIBOR	1.72		2/27/20	(344,615)
LCH.Clearnet	PLN	193,719	Pays	6-month PLN WIBOR	1.78		2/27/20	(892,763)
LCH.Clearnet		$6,090	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	53,232
LCH.Clearnet		$11,560	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	93,192
LCH.Clearnet		$12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	39,636
LCH.Clearnet		$15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	49,368
LCH.Clearnet(1)		$8,225	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	41,895
LCH.Clearnet		$10,838	Pays	3-month USD-LIBOR-BBA	2.10	(2)	7/27/22	82,286
LCH.Clearnet		$11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	46,524
LCH.Clearnet		$11,800	Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/16/25	(159,650)

								$4,251,554

EUR	-	Euro

HUF	-	Hungarian Forint

JPY	-	Japanese Yen

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

21

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	COP	42,386,797	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$(3,218)
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	(9,255)
Bank of America, N.A.	COP	20,670,807	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	(5,028)
Bank of America, N.A.	COP	55,631,864	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(37,441)
Bank of America, N.A.	COP	44,505,490	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	(30,298)
Bank of America, N.A.	HUF	200,230	Receives	6-month HUF BUBOR	7.32	12/16/16	(87,992)
Bank of America, N.A.	HUF	642,000	Pays	6-month HUF BUBOR	5.13	12/21/16	181,469
Bank of America, N.A.	HUF	217,350	Pays	6-month HUF BUBOR	5.14	1/16/17	61,424
Bank of America, N.A.	MYR	17,210	Pays	3-month MYR KLIBOR	3.76	4/29/20	(75,759)
Bank of America, N.A.	MYR	22,350	Pays	3-month MYR KLIBOR	3.79	5/5/20	(88,585)
Bank of America, N.A.	PLN	4,860	Receives	6-month PLN WIBOR	3.35	7/30/17	(38,906)
Bank of America, N.A.	PLN	12,640	Pays	6-month PLN WIBOR	4.34	7/30/17	165,566
Bank of America, N.A.	PLN	9,114	Pays	6-month PLN WIBOR	4.31	8/10/17	204,715
Bank of America, N.A.	PLN	18,180	Pays	6-month PLN WIBOR	4.35	8/23/17	413,211
Bank of America, N.A.	PLN	17,740	Pays	6-month PLN WIBOR	4.30	9/18/17	399,631
Bank of America, N.A.	PLN	5,900	Pays	6-month PLN WIBOR	3.83	11/14/17	107,365
Bank of America, N.A.	PLN	5,900	Receives	6-month PLN WIBOR	3.61	11/14/17	(97,085)
Bank of America, N.A.	PLN	33,170	Receives	6-month PLN WIBOR	3.52	11/16/17	(522,287)
Barclays Bank PLC	PLN	21,490	Pays	6-month PLN WIBOR	4.32	8/2/17	483,769
Barclays Bank PLC	PLN	10,800	Pays	6-month PLN WIBOR	4.35	8/27/17	246,515
Barclays Bank PLC	PLN	33,170	Pays	6-month PLN WIBOR	3.81	11/16/17	598,708
Barclays Bank PLC	PLN	54,800	Pays	6-month PLN WIBOR	3.82	11/19/17	993,932
Barclays Bank PLC	PLN	31,320	Pays	6-month PLN WIBOR	3.80	11/20/17	562,000
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(51,330)
BNP Paribas	CNY	119,410	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(40,432)
BNP Paribas	MYR	33,740	Pays	3-month MYR KLIBOR	3.75	4/29/20	(149,476)
BNP Paribas	MYR	25,280	Pays	3-month MYR KLIBOR	3.75	4/30/20	(114,258)
BNP Paribas	PLN	20,724	Pays	6-month PLN WIBOR	4.25	8/7/17	456,052
BNP Paribas	PLN	20,724	Receives	6-month PLN WIBOR	3.60	8/7/17	(348,738)
BNP Paribas	PLN	5,100	Pays	6-month PLN WIBOR	3.85	11/13/17	93,848
BNP Paribas	PLN	24,000	Pays	6-month PLN WIBOR	3.83	11/14/17	436,739
Citibank, N.A.	MYR	33,850	Pays	3-month MYR KLIBOR	3.74	4/30/20	(154,445)
Citibank, N.A.	PLN	17,853	Pays	6-month PLN WIBOR	4.33	7/30/17	233,619
Citibank, N.A.	PLN	13,400	Pays	6-month PLN WIBOR	4.31	8/2/17	301,116
Citibank, N.A.	PLN	2,906	Pays	6-month PLN WIBOR	4.24	8/7/17	63,833
Citibank, N.A.	PLN	8,910	Pays	6-month PLN WIBOR	4.30	8/10/17	199,422

22

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	PLN	8,170	Pays	6-month PLN WIBOR	4.40%	8/20/17	$189,288
Citibank, N.A.	PLN	10,200	Pays	6-month PLN WIBOR	3.81	11/13/17	184,497
Citibank, N.A.	PLN	8,240	Pays	6-month PLN WIBOR	3.82	11/14/17	149,302
Citibank, N.A.	PLN	23,800	Pays	6-month PLN WIBOR	3.82	11/19/17	429,989
Citibank, N.A.	PLN	23,800	Receives	6-month PLN WIBOR	3.60	11/19/17	(389,163)
Deutsche Bank AG	BRL	56,916	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	42,187
Deutsche Bank AG	BRL	83,622	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	85,173
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(102,573)
Deutsche Bank AG	CNY	118,175	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(51,161)
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(124,401)
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(80,253)
Deutsche Bank AG	PLN	7,207	Pays	6-month PLN WIBOR	4.34	7/30/17	94,588
Deutsche Bank AG	PLN	31,119	Pays	6-month PLN WIBOR	4.36	8/1/17	710,885
Deutsche Bank AG	PLN	18,850	Pays	6-month PLN WIBOR	4.28	8/6/17	417,959
Deutsche Bank AG	PLN	13,020	Pays	6-month PLN WIBOR	4.24	8/7/17	285,998
Deutsche Bank AG	PLN	10,750	Pays	6-month PLN WIBOR	4.33	8/17/17	242,390
Deutsche Bank AG	PLN	6,330	Pays	6-month PLN WIBOR	3.79	11/16/17	113,263
Deutsche Bank AG	PLN	6,330	Receives	6-month PLN WIBOR	3.60	11/16/17	(103,735)
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate	2.15	6/28/20	(74,066)
Deutsche Bank AG	SAR	30,549	Receives	3-month Saudi Riyal Interbank Offered Rate	2.19	8/2/20	(51,360)
Deutsche Bank AG	SAR	45,810	Receives	3-month Saudi Riyal Interbank Offered Rate	2.13	8/2/20	(41,709)
Goldman Sachs International	BRL	163,219	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,038,454)
Goldman Sachs International	BRL	188,357	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(1,129,616)
Goldman Sachs International	BRL	116,915	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	373,658
Goldman Sachs International	BRL	173,092	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	391,105
Goldman Sachs International	BRL	325,045	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	1,009,655
Goldman Sachs International	BRL	424,354	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	942,728
Goldman Sachs International	BRL	38,496	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	847,726
Goldman Sachs International	BRL	44,530	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,121,515
Goldman Sachs International	CLP	3,473,007	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	18,184
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(102,573)
Goldman Sachs International	CNY	236,350	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(102,323)
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(80,864)
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(109,656)
Goldman Sachs International	MYR	48,470	Pays	3-month MYR KLIBOR	3.75	4/28/20	(217,233)
Goldman Sachs International	MYR	33,260	Pays	3-month MYR KLIBOR	3.80	5/5/20	(129,073)
Goldman Sachs International	PLN	6,181	Pays	6-month PLN WIBOR	4.35	8/1/17	140,607
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	(44,522)
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	(78,066)

23

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64%	7/27/22	$(105,588)
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	(82,657)
HSBC Bank USA, N.A.	COP	31,423,608	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(21,148)
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(80,864)
JPMorgan Chase Bank, N.A.	HUF	642,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(283,034)
JPMorgan Chase Bank, N.A.	HUF	227,000	Pays	6-month HUF BUBOR	5.09	1/20/17	63,565
JPMorgan Chase Bank, N.A.	HUF	227,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(106,353)
JPMorgan Chase Bank, N.A.	MYR	127,090	Pays	3-month MYR KLIBOR	3.78	4/1/20	(509,694)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	270,248
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	142,078
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	142,078
JPMorgan Chase Bank, N.A.	PLN	8,370	Pays	6-month PLN WIBOR	4.33	8/17/17	188,726
Morgan Stanley & Co. International PLC	COP	28,315,388	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	(1,418)
Morgan Stanley & Co. International PLC	COP	28,436,304	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	(5,444)
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(100,484)
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(87,226)
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(109,391)

							$7,401,691

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

CLP	-	Chilean Peso

COP	-	Colombian Peso

24

HUF	-	Hungarian Forint

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

SAR	-	Saudi Riyal

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$4,800	1.00	%(1)	9/20/15	0.68%	$6,984	$3,679	$10,663

Total		$4,800					$6,984	$3,679	$10,663

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$4,800	1.00	%(1)	9/20/20	$263,611	$(161,747)	$101,864

Total		$4,800				$263,611	$(161,747)	$101,864

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	BNP Paribas	$8,950	1.00	%(1)	3/20/20	1.69%	$(261,402)	$272,812	$11,410
Colombia	BNP Paribas	5,370	1.00	(1)	3/20/20	1.69	(156,841)	163,948	7,107
Colombia	BNP Paribas	3,500	1.00	(1)	3/20/20	1.69	(102,224)	105,428	3,204
Colombia	Goldman Sachs International	3,021	1.00	(1)	3/20/20	1.69	(88,234)	91,270	3,036
Colombia	JPMorgan Chase Bank, N.A.	3,590	1.00	(1)	3/20/20	1.69	(104,853)	111,109	6,256
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.56	(19,590)	27,548	7,958
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	2.41	(45,957)	71,530	25,573
Nigeria	Citibank, N.A.	6,010	3.50		6/20/16	2.64	68,718	6,544	75,262
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	1.08	(50,625)	320,738	270,113
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	1.02	1,674	51,998	53,672
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/15	0.77	6,448	2,083	8,531
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/15	0.77	1,798	555	2,353
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/17	1.26	(116,752)	192,461	75,709
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/17	1.26	(33,269)	105,174	71,905
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/17	1.26	(64,942)	80,601	15,659
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/17	1.26	(22,180)	32,590	10,410
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/15	0.77	7,741	2,777	10,518
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/15	0.77	4,608	1,667	6,275
South Africa	Barclays Bank PLC	5,000	1.00	(1)	9/20/17	1.26	(22,180)	58,418	36,238
South Africa	Barclays Bank PLC	2,510	1.00	(1)	9/20/17	1.26	(11,135)	27,303	16,168
South Africa	BNP Paribas	4,190	1.00	(1)	9/20/17	1.26	(18,586)	47,232	28,646
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/15	0.77	9,671	3,814	13,485

25

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Credit Suisse International	$2,000	1.00	%(1)	12/20/15	0.77%	$4,042	$1,373	$5,415
South Africa	Credit Suisse International	890	1.00	(1)	12/20/15	0.77	1,799	652	2,451
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/16	0.77	23,446	17,946	41,392
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/16	0.77	21,102	9,132	30,234
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/17	1.26	(16,413)	56,218	39,805
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/17	1.26	(25,284)	79,932	54,648
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/17	1.26	(21,558)	75,700	54,142
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/17	1.26	(66,538)	224,921	158,383
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/17	1.26	(13,618)	45,429	31,811
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/17	1.38	(20,671)	29,975	9,304
South Africa	HSBC Bank USA, N.A.	5,000	1.00	(1)	9/20/17	1.26	(22,179)	57,430	35,251
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/17	1.38	(55,599)	72,781	17,182
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/17	1.38	(19,522)	29,422	9,900
South Africa	JPMorgan Chase Bank, N.A.	7,500	1.00	(1)	9/20/17	1.26	(33,269)	86,145	52,876
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/17	1.26	(4,436)	6,533	2,097
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/17	1.38	(59,122)	87,419	28,297
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	2.63	(1,217,749)	520,896	(696,853)
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	1.78	(228,893)	157,306	(71,587)
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	1.78	(291,771)	196,563	(95,208)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	1.78	(485,720)	346,185	(139,535)
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	2.63	(736,040)	393,910	(342,130)
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	1.78	(97,256)	69,403	(27,853)
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	1.78	(94,995)	62,732	(32,263)
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	1.78	(144,754)	104,922	(39,832)
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	1.78	(291,771)	202,416	(89,355)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	1.78	(485,755)	350,308	(135,447)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	1.78	(711,671)	489,093	(222,578)

Total		$375,404					$(6,112,307)	$5,552,342	$(559,965)

26

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Barclays Bank PLC	$4,691	1.00	%(1)	12/20/18	$59,561	$(37,653)	$21,908
Bulgaria	BNP Paribas	2,009	1.00	(1)	6/20/18	16,140	(6,670)	9,470
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	30,751	(18,442)	12,309
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	20,832	(14,328)	6,504
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	27,425	(15,212)	12,213
Bulgaria	Goldman Sachs International	3,220	1.00	(1)	9/20/18	31,942	(17,227)	14,715
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	50,788	(31,370)	19,418
Bulgaria	Goldman Sachs International	2,000	1.00	(1)	12/20/18	25,394	(15,994)	9,400
Chile	Barclays Bank PLC	4,280	1.00	(1)	6/20/20	(9,759)	48,649	38,890
Chile	Barclays Bank PLC	8,701	1.00	(1)	9/20/20	(5,004)	46,203	41,199
Chile	Goldman Sachs International	14,190	1.00	(1)	9/20/20	(8,161)	110,075	101,914
Chile	Goldman Sachs International	9,288	1.00	(1)	9/20/20	(5,341)	72,011	66,670
Chile	Goldman Sachs International	7,490	1.00	(1)	9/20/20	(4,308)	39,837	35,529
Chile	Goldman Sachs International	7,487	1.00	(1)	9/20/20	(4,306)	39,665	35,359
Chile	JPMorgan Chase Bank, N.A.	7,140	1.00	(1)	9/20/20	(4,107)	55,358	51,251
Chile	JPMorgan Chase Bank, N.A.	7,490	1.00	(1)	9/20/20	(4,308)	52,265	47,957
Chile	JPMorgan Chase Bank, N.A.	4,490	1.00	(1)	9/20/20	(2,582)	26,055	23,473
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(66,375)	(59,576)	(125,951)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(109,638)	(89,554)	(199,192)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(40,260)	(31,253)	(71,513)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(46,789)	(36,321)	(83,110)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(133,866)	83,106	(50,760)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	736,154	(732,504)	3,650
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	368,381	(366,572)	1,809
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	368,382	(367,006)	1,376
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	368,381	(377,212)	(8,831)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	38,026	(64,338)	(26,312)
Croatia	BNP Paribas	3,960	1.00	(1)	6/20/18	112,761	(181,846)	(69,085)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	224,524	(220,436)	4,088
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	190,913	(195,067)	(4,154)
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	218,474	(249,243)	(30,769)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	453,755	(516,945)	(63,190)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	28,520	(47,677)	(19,157)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	95,064	(162,600)	(67,536)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	45,391	(93,014)	(47,623)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	26,481	(43,446)	(16,965)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	36,163	(69,081)	(32,918)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	158,890	(299,690)	(140,800)
Croatia	Citibank, N.A.	2,020	1.00	(1)	3/20/20	135,790	(134,447)	1,343
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	346,870	(358,973)	(12,103)
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	88,950	(87,360)	1,590
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	11,449	(10,980)	469
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	38,025	(63,737)	(25,712)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	131,610	(157,645)	(26,035)
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	179,485	(183,391)	(3,906)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	278,975	(285,335)	(6,360)
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	365,693	(417,276)	(51,583)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	154,375	(152,123)	2,252
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	66,960	(137,211)	(70,251)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	43,652	(83,455)	(39,803)

27

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$1,782	1.00	%(1)	12/20/16	$8,858	$(34,927)	$(26,069)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	26,333	(42,698)	(16,365)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	30,326	(52,581)	(22,255)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	47,532	(80,777)	(33,245)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	47,532	(82,341)	(34,809)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	30,039	(62,148)	(32,109)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	72,678	(135,452)	(62,774)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	33,117	(66,079)	(32,962)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	71,187	(130,088)	(58,901)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00	(1)	6/20/18	78,163	(159,667)	(81,504)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	156,604	(231,303)	(74,699)
Lebanon	Deutsche Bank AG	1,338	1.00	(1)	3/20/18	57,309	(94,896)	(37,587)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	219,728	(378,832)	(159,104)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	219,728	(378,969)	(159,241)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	1,983,923	(3,072,432)	(1,088,509)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(249,313)	142,363	(106,950)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(231,093)	122,048	(109,045)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	44,251	(85,050)	(40,799)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(80,384)	20,181	(60,203)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	69,656	(84,725)	(15,069)
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	36,661	(53,145)	(16,484)
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	611,966	(355,372)	256,594
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	45,826	(57,236)	(11,410)
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	478,099	(251,303)	226,796
Philippines	Bank of America, N.A.	1,400	1.00	(1)	12/20/15	(5,743)	(1,510)	(7,253)
Philippines	Bank of America, N.A.	2,000	1.00	(1)	12/20/15	(8,204)	(2,023)	(10,227)
Philippines	Barclays Bank PLC	2,400	1.00	(1)	12/20/15	(9,845)	(3,686)	(13,531)
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(6,027)	(2,543)	(8,570)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(8,438)	(2,539)	(10,977)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(9,643)	(2,251)	(11,894)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(9,644)	(3,361)	(13,005)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(12,657)	(4,150)	(16,807)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(15,068)	(6,244)	(21,312)
Philippines	Citibank, N.A.	6,600	1.00	(1)	9/20/15	(14,343)	(4,992)	(19,335)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(12,054)	(4,082)	(16,136)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(87,043)	(62,170)	(149,213)
Philippines	Deutsche Bank AG	1,000	1.00	(1)	12/20/15	(4,102)	(1,155)	(5,257)
Philippines	Deutsche Bank AG	1,300	1.00	(1)	12/20/15	(5,333)	(1,405)	(6,738)
Philippines	Deutsche Bank AG	2,300	1.00	(1)	12/20/15	(9,435)	(2,647)	(12,082)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(12,054)	(4,200)	(16,254)
Philippines	Standard Chartered Bank	1,000	1.00	(1)	12/20/15	(4,102)	(966)	(5,068)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(15,670)	(5,768)	(21,438)

28

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Bank of America, N.A.	$6,200	1.00	%(1)	9/20/19	$(125,395)	$86,134	$(39,261)
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(128,101)	95,067	(33,034)
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(63,992)	46,496	(17,496)
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(14,016)	9,925	(4,091)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(12,445)	10,574	(1,871)
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	(12,445)	9,962	(2,483)
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(223,608)	108,755	(114,853)
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(27,530)	13,465	(14,065)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	(29,279)	17,777	(11,502)
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	(34,114)	14,161	(19,953)
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	(72,777)	5,391	(67,386)
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	(12,422)	7,460	(4,962)
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	(46,553)	36,592	(9,961)
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	(12,422)	7,031	(5,391)
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	(40,100)	22,697	(17,403)
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(38,084)	21,566	(16,518)
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(76,397)	36,417	(39,980)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	(17,737)	(6,020)	(23,757)
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	(9,356)	1,353	(8,003)
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(13,307)	7,112	(6,195)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	(11,753)	10,000	(1,753)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	(23,784)	15,054	(8,730)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	(35,030)	19,248	(15,782)
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(14,224)	6,951	(7,273)
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(35,331)	17,811	(17,520)
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	(29,095)	16,853	(12,242)
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	(46,454)	(15,977)	(62,431)
Russia	Barclays Bank PLC	4,800	1.00	(1)	9/20/22	713,237	(477,561)	235,676
Russia	Citibank, N.A.	25,456	1.00	(1)	9/20/22	3,782,530	(1,524,744)	2,257,786
Russia	Deutsche Bank AG	7,570	1.00	(1)	6/20/18	387,787	(77,443)	310,344
Russia	JPMorgan Chase Bank, N.A.	9,158	1.00	(1)	6/20/18	469,136	(92,606)	376,530
Russia	JPMorgan Chase Bank, N.A.	6,210	1.00	(1)	6/20/18	318,119	(64,457)	253,662
Russia	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	1,099,572	(444,425)	655,147
South Africa	Bank of America, N.A.	3,190	1.00	(1)	12/20/20	189,218	(72,637)	116,581
South Africa	Bank of America, N.A.	890	1.00	(1)	12/20/20	52,792	(18,476)	34,316
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	2,396,749	(1,474,279)	922,470
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	1,333,146	(740,455)	592,691
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	455,309	(267,404)	187,905
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	682,965	(528,568)	154,397
South Africa	Barclays Bank PLC	3,830	1.00	(1)	12/20/20	227,180	(83,959)	143,221
South Africa	Barclays Bank PLC	2,280	1.00	(1)	12/20/20	135,240	(47,155)	88,085
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	282,292	(187,584)	94,708
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	282,292	(192,733)	89,559
South Africa	Credit Suisse International	4,785	1.00	(1)	12/20/20	283,827	(110,983)	172,844
South Africa	Credit Suisse International	2,000	1.00	(1)	12/20/20	118,632	(45,853)	72,779
South Africa	Credit Suisse International	890	1.00	(1)	12/20/20	52,792	(19,644)	33,148
South Africa	Credit Suisse International	8,100	1.00	(1)	3/20/21	518,763	(201,883)	316,880
South Africa	Credit Suisse International	9,000	1.00	(1)	3/20/21	576,404	(262,908)	313,496
South Africa	Credit Suisse International	20,000	1.00	(1)	12/20/21	1,559,278	(1,193,052)	366,226
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	336,929	(270,765)	66,164

29

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$5,700	1.00	%(1)	9/20/22	$519,053	$(399,236)	$119,817
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	442,560	(341,866)	100,694
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	1,365,929	(1,055,730)	310,199
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	279,560	(209,284)	70,276
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	252,309	(189,936)	62,373
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	678,670	(465,581)	213,089
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	238,297	(172,268)	66,029
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	91,061	(55,334)	35,727
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	721,659	(534,651)	187,008
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(18,504)	(137,383)	(155,887)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(18,667)	(121,416)	(140,083)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(6,961)	(60,338)	(67,299)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(24,679)	(217,954)	(242,633)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(20,250)	(256,492)	(276,742)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(18,100)	(290,889)	(308,989)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(18,100)	(327,662)	(345,762)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	1,514	(659,336)	(657,822)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(10,954)	(192,425)	(203,379)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(18,100)	(317,609)	(335,709)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(22,149)	(224,324)	(246,473)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	17,038	(2,048,744)	(2,031,706)
Thailand	Bank of America, N.A.	1,000	1.00	(1)	3/20/16	(6,034)	(590)	(6,624)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(8,447)	(1,228)	(9,675)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(18,102)	(355)	(18,457)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(81,055)	(86,847)	(167,902)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(88,811)	1,734	(87,077)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(24,740)	(4,344)	(29,084)
Thailand	Standard Chartered Bank	3,300	1.00	(1)	9/20/15	(7,175)	(1,180)	(8,355)
Tunisia	Barclays Bank PLC	1,970	1.00	(1)	9/20/17	43,679	(75,570)	(31,891)
Tunisia	Deutsche Bank AG	2,150	1.00	(1)	6/20/17	39,699	(67,811)	(28,112)
Tunisia	Deutsche Bank AG	3,800	1.00	(1)	6/20/17	70,167	(113,547)	(43,380)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	46,561	(72,866)	(26,305)
Tunisia	Goldman Sachs International	2,250	1.00	(1)	9/20/17	49,886	(82,173)	(32,287)
Tunisia	Goldman Sachs International	2,100	1.00	(1)	9/20/17	46,561	(80,680)	(34,119)
Tunisia	JPMorgan Chase Bank, N.A.	4,520	1.00	(1)	9/20/17	100,217	(178,007)	(77,790)
Tunisia	Morgan Stanley & Co. International PLC	500	1.00	(1)	6/20/17	9,232	(15,759)	(6,527)
Tunisia	Nomura International PLC	3,400	1.00	(1)	12/20/17	93,143	(166,181)	(73,038)

Total						$28,433,849	$(28,581,688)	$(147,839)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $380,204,000.

30

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month USD- LIBOR-BBA on USD 393,590 plus TRY 700,000	6.97% on TRY 700,000 plus USD 393,590	8/19/13/ 8/18/21	$157,080
Citibank, N.A.	3-month USD- LIBOR-BBA on USD 7,199,971 plus TRY 10,951,156	8.23% on TRY 10,951,156 plus USD 7,199,971	8/19/13/ 9/3/20	3,205,615
Citibank, N.A.	3-month USD- LIBOR-BBA on USD 3,998,906 plus TRY 7,310,000	6.45% on TRY 7,310,000 plus USD 3,998,906	8/19/13/ 1/6/21	1,654,317
Citibank, N.A.	3-month USD- LIBOR-BBA on USD 3,216,309 plus TRY 5,133,229	8.23% on TRY 5,133,229 plus USD 3,216,309	8/19/13/ 2/25/21	1,444,266
Citibank, N.A.	3-month USD- LIBOR-BBA on USD 3,093,923 plus TRY 5,600,000	6.26% on TRY 5,600,000 plus USD 3,093,923	8/19/13/ 10/18/21	1,312,386
Credit Suisse International	3-month USD- LIBOR-BBA on USD 5,676,377 plus TRY 10,103,952	6.90% on TRY 10,103,952 plus USD 5,676,377	8/19/13/ 8/18/21	2,276,564
Deutsche Bank AG	3-month USD- LIBOR-BBA on USD 7,920,372 plus TRY 14,468,935	6.45% on TRY 14,468,935 plus USD 7,920,372	8/19/13/ 1/6/21	3,279,649
Deutsche Bank AG	3-month USD- LIBOR-BBA on USD 11,832,208 plus TRY 18,836,875	8.20% on TRY 18,836,875 plus USD 11,832,208	8/19/13/ 2/24/21	5,337,129
HSBC Bank USA, N.A.	3-month USD- LIBOR-BBA on USD 8,470,078 plus TRY 16,211,730	7.85% on TRY 16,211,730 plus USD 8,470,078	7/19/13/ 2/23/22	3,037,336
JPMorgan Chase Bank, N.A.	3-month USD- LIBOR-BBA on USD 15,429,922 plus TRY 29,548,300	7.86% on TRY 29,548,300 plus USD 15,429,922	7/19/13/ 7/21/21	5,797,033
JPMorgan Chase Bank, N.A.	10.76% on TRY 33,123,000 plus USD 15,550,704	3-month USD- LIBOR-BBA on USD 15,550,704 plus TRY 33,123,000	8/8/14/ 4/8/16	(3,184,664)

				$24,316,711

31

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Goldman Sachs International	CLF	145	CLP	3,564,428	6-month Sinacofi Chile Interbank Rate	1.17%	12/9/19	$143,256

								$143,256

Net Unrealized Appreciation (Depreciation)
$24,459,967

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

USD	-	United States Dollar

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	690	AUD	—	CAD	—	CNH	1,199,480	EUR	93,714	GBP	34,275	JPY	9,945,495	$15,864,773
Options written	431		158,186		56,549		—		259,272		43,726		9,645,810	43,736,114
Options exercised	—		(158,186)		(56,549)		(486,320)		(198,588)		—		(13,600,905)	(25,704,465)
Options expired	(690)		—		—		(713,160)		—		(34,275)		—	(5,365,374)

Outstanding, end of period	431	AUD	—	CAD	—	CNH	—	EUR	154,398	GBP	43,726	JPY	5,990,400	$28,531,048

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

32

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$1,066,594	$—
Commodity	Futures Contracts*	3,945,827	(1,079,095)

		$5,012,421	$(1,079,095)

Credit	Credit Default Swaps	$31,456,474	$(9,134,932)
Credit	Credit Default Swaps (Centrally Cleared)*	112,527	—

		$31,569,001	$(9,134,932)

Equity Price	Futures Contracts*	$1,677,577	$(65,278)
Equity Price	Options Purchased	10,211,112	—
Equity Price	Options Written	–	(9,866,310)

		$11,888,689	$(9,931,588)

Foreign Exchange	Currency Options Purchased	$31,095,564	$—
Foreign Exchange	Currency Options Written	—	(23,445,409)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	48,347,942	(22,091,658)

		$79,443,506	$(45,537,067)

Interest Rate	Cross-Currency Swaps	$27,644,631	$(3,184,664)
Interest Rate	Futures Contracts*	—	(9,742,655)
Interest Rate	Interest Rate Swaps	14,800,326	(7,398,635)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	9,474,475	(5,222,921)
Interest Rate	Non-deliverable Bond Forward Contracts	1,431,369	(35,274)

		$53,350,801	$(25,584,149)

		$181,264,418	$(91,266,831)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above.

33

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	5/7/15	On Demand	(0.75)%	$3,847,158	$3,847,158
Barclays Bank PLC	6/17/15	On Demand	(0.25)	1,483,650	1,483,650
Barclays Bank PLC	7/31/15	On Demand	(1.00)	5,388,900	5,388,900
Citibank, N.A.	5/13/15	On Demand	(1.00)	1,868,888	1,868,888
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	(0.35)	8,105,892	8,105,892
JPMorgan Chase Bank, N.A.	7/8/15	On Demand	(0.35)	1,361,305	1,361,305
JPMorgan Chase Bank, N.A.	7/29/15	On Demand	(0.25)	10,711,324	10,711,324

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,900,457,698

Gross unrealized appreciation	$36,389,440
Gross unrealized depreciation	(141,870,029)

Net unrealized depreciation	$(105,480,589)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Foreign Government Bonds	$—	$1,396,453,653		$—	$1,396,453,653
Foreign Corporate Bonds	—	74,943,425		—	74,943,425
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		7,974,097	7,974,097
Collateralized Mortgage Obligations	—	14,679,719		—	14,679,719
Common Stocks	—	18,068,763	**	—	18,068,763
Investment Funds	—	8,181,665		—	8,181,665
Currency Call Options Purchased	—	1,455,288		—	1,455,288
Currency Put Options Purchased	—	29,640,276		—	29,640,276
Call Options Purchased	—	10,211,112		—	10,211,112

34

Asset Description	Level 1	Level 2	Level 3*	Total
Short-Term Investments
Foreign Government Securities	$—	$89,215,649	$—	$89,215,649
U.S. Treasury Obligations	—	45,497,501	—	45,497,501
Repurchase Agreements	—	5,819,503	—	5,819,503
Other	—	70,564,922	—	70,564,922
Total Investments	$—	$1,764,731,476	$7,974,097	$1,772,705,573
Forward Commodity Contracts	$—	$1,066,594	$—	$1,066,594
Forward Foreign Currency Exchange Contracts	—	48,347,942	—	48,347,942
Non-deliverable Bond Forward Contracts	—	1,431,369	—	1,431,369
Futures Contracts	3,956,714	1,666,690	—	5,623,404
Swap Contracts	—	83,646,501	—	83,646,501
Total	$3,956,714	$1,900,890,572	$7,974,097	$1,912,821,383

Liability Description
Currency Put Options Written	$—	$(23,445,409)	$—	$(23,445,409)
Call Options Written	—	(9,866,310)	—	(9,866,310)
Securities Sold Short	—	(5,430,115)	—	(5,430,115)
Forward Foreign Currency Exchange Contracts	—	(22,091,658)	—	(22,091,658)
Non-deliverable Bond Forward Contracts	—	(35,274)	—	(35,274)
Futures Contracts	(10,821,750)	(65,278)	—	(10,887,028)
Swap Contracts	—	(24,941,152)	—	(24,941,152)
Total	$(10,821,750)	$(85,875,196)	$—	$(96,696,946)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

35

Eaton Vance

Global Macro Absolute Return Fund

July 31, 2015 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $4,266,387,370 and the Fund owned 90.1% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

July 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 56.8%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	26,074	$28,908,399
Republic of Albania, 8.93%, 4/23/25	ALL	483,300	3,889,785

Total Albania			$32,798,184

Angola — 0.3%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	15,739	$15,694,931

Total Angola			$15,694,931

Argentina — 0.9%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	25,227	$20,947,938
Republic of Argentina, 8.75%, 5/7/24	USD	23,301	21,637,565

Total Argentina			$42,585,503

Armenia — 0.3%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	13,497	$13,411,969

Total Armenia			$13,411,969

Bangladesh — 1.2%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,071,278
Bangladesh Treasury Bond, 8.50%, 3/4/17	BDT	100,000	1,307,368
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	362,000	4,739,687
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	483,800	6,590,230
Bangladesh Treasury Bond, 10.70%, 11/6/15	BDT	450,000	5,860,799
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,375,015
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,976,777
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,936,509
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,866,674
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,268,203
Bangladesh Treasury Bond, 11.70%, 4/3/18	BDT	600,200	8,398,926
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	369,600	5,160,113
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,135,750
Bangladesh Treasury Bond, 11.75%, 7/10/18	BDT	308,400	4,320,076
Bangladesh Treasury Bond, 11.82%, 3/6/18	BDT	291,700	4,084,891

Total Bangladesh			$56,092,296

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	24,772	$22,852,170
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	2,975	2,744,437

Total Barbados			$25,596,607

Colombia — 0.2%
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	$9,520,825

Total Colombia			$9,520,825

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,582,651	$2,638,345
Titulo Propiedad UD, 1.63%, 7/13/16(5)	CRC	176,435	325,812

Total Costa Rica			$2,964,157

Croatia — 1.7%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	75,825	$80,268,345

Total Croatia			$80,268,345

Security	Principal Amount (000’s omitted)		Value
Cyprus — 1.5%
Republic of Cyprus, 3.75%, 11/1/15(1)(4)	EUR	27,682	$30,553,782
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	13,736	15,330,289
Republic of Cyprus, 4.625%, 2/3/20(1)(4)	EUR	9,538	11,077,433
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	10,372	12,077,366

Total Cyprus			$69,038,870

Dominican Republic — 1.3%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	195,500	$4,584,870
Dominican Republic International Bond, 5.50%, 1/27/25(4)	USD	9,794	9,891,940
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	5,709	6,943,286
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	170,000	4,023,805
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	110,600	2,823,122
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	342,000	9,082,822
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	29,800	791,427
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	103,000	2,874,174
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	677,800	21,636,970
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	13,600	434,144

Total Dominican Republic			$63,086,560

Ecuador — 3.6%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,712	$74,739,860
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	36,244	30,535,570
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	30,813	30,658,935
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	37,828	36,221,823

Total Ecuador			$172,156,188

Egypt — 0.8%
Arab Republic of Egypt, 5.875%, 6/11/25(4)	USD	38,277	$37,568,875

Total Egypt			$37,568,875

Fiji — 1.3%
Republic of Fiji, 9.00%, 3/15/16	USD	62,365	$63,240,605

Total Fiji			$63,240,605

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,818,090

Total Germany			$18,818,090

Hungary — 1.0%
Hungary Government Bond, 3.50%, 6/24/20	HUF	13,088,510	$48,129,293

Total Hungary			$48,129,293

Iceland — 1.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,359,200	$7,363,573
Republic of Iceland, 6.50%, 1/24/31	ISK	374,275	2,027,664
Republic of Iceland, 7.25%, 10/26/22	ISK	2,374,866	13,516,472
Republic of Iceland, 7.25%, 10/26/22	ISK	459,409	3,561,955
Republic of Iceland, 8.00%, 6/12/25	ISK	1,456,831	8,768,999
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	21,533,752

Total Iceland			$56,772,415

India — 2.5%
India Government Bond, 7.16%, 5/20/23	INR	2,041,030	$30,331,888
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	17,002,745
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,755,293
India Government Bond, 8.28%, 9/21/27	INR	963,780	15,271,366
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,975,013
India Government Bond, 8.83%, 11/25/23	INR	1,658,960	27,122,118

Total India			$117,458,423

Security	Principal Amount (000’s omitted)		Value
Indonesia — 1.0%
Republic of Indonesia, 3.375%, 7/30/25(4)	EUR	44,193	$48,134,090

Total Indonesia			$48,134,090

Iraq — 1.3%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	74,894	$59,817,838

Total Iraq			$59,817,838

Ivory Coast — 0.4%
Ivory Coast, 6.375%, 3/3/28(4)	USD	22,000	$20,955,000

Total Ivory Coast			$20,955,000

Jamaica — 0.1%
Jamaica Government International Bond, 7.875%, 7/28/45	USD	5,618	$5,589,910

Total Jamaica			$5,589,910

Kazakhstan — 2.1%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	94,099	$93,322,683
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	7,565	7,509,776

Total Kazakhstan			$100,832,459

Kenya — 0.4%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,491,609
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,911,729
Republic of Kenya, 6.875%, 6/24/24(1)	USD	10,748	10,602,902

Total Kenya			$17,006,240

Lebanon — 1.7%
Lebanese Republic, 8.50%, 8/6/15	USD	4,750	$4,755,225
Lebanese Republic, 8.50%, 1/19/16(1)	USD	68,604	69,770,268
Lebanon Treasury Note, 6.50%, 12/10/15	LBP	7,526,060	5,026,361
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	3,257,430	2,176,591

Total Lebanon			$81,728,445

Macedonia — 1.5%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	7,793	$8,353,259
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	55,460	58,857,564
Republic of Macedonia, 4.625%, 12/8/15	EUR	1,546	1,700,102

Total Macedonia			$68,910,925

New Zealand — 3.8%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	98,198	$66,499,181
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	61,320	46,315,814
New Zealand Government Bond, 4.50%, 4/15/27(1)	NZD	40,000	29,320,823
New Zealand Government Bond, 5.00%, 3/15/19(1)	NZD	33,390	23,832,541
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	12,435,069

Total New Zealand			$178,403,428

Nigeria — 0.4%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	16,901	$16,850,466

Total Nigeria			$16,850,466

Pakistan — 1.6%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,672,904
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,312,465
Islamic Republic of Pakistan, 7.25%, 4/15/19(1)	USD	13,134	13,741,448
Islamic Republic of Pakistan, 7.25%, 4/15/19(4)	USD	14,778	15,461,482
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	20,857	22,369,132
Islamic Republic of Pakistan, 8.25%, 4/15/24(4)	USD	11,413	12,240,443

Total Pakistan			$75,797,874

Security	Principal Amount (000’s omitted)		Value
Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$340,025
Republic of Paraguay, 4.625%, 1/25/23(4)	USD	500	507,500
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	6,325,890
Republic of Paraguay, 6.10%, 8/11/44(4)	USD	21,065	21,960,262

Total Paraguay			$29,133,677

Philippines — 1.3%
Republic of the Philippines, 4.125%, 11/8/17	PHP	350,030	$7,870,807
Republic of the Philippines, 4.625%, 7/5/17	PHP	325,440	7,376,448
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	41,133,960
Republic of the Philippines, 7.00%, 1/27/16	PHP	261,300	5,826,502

Total Philippines			$62,207,717

Romania — 1.7%
Romania Government Bond, 3.625%, 4/24/24(1)	EUR	20,455	$24,280,988
Romania Government Bond, 4.375%, 8/22/23(1)	USD	394	412,676
Romania Government Bond, 4.875%, 1/22/24(1)	USD	786	847,908
Romania Government Bond, 5.95%, 6/11/21	RON	141,330	40,377,259
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	578,710
Romania Government Bond, 6.75%, 2/7/22(1)	USD	11,762	13,923,267

Total Romania			$80,420,808

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	24,638	$25,158,355

Total Rwanda			$25,158,355

Serbia — 5.8%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	17,201	$17,905,381
Republic of Serbia, 5.875%, 12/3/18(1)	USD	36,930	39,039,442
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,842,146
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,843,736
Serbia Treasury Bond, 10.00%, 9/14/15	RSD	1,412,950	13,002,706
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	1,692,700	15,748,596
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	2,869,600	26,849,662
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	365,528
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	3,063,080
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	495,400	4,727,469
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,891,462
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	24,112,106
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,515,801
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,515,492
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	20,693,255
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	54,471,552
Serbia Treasury Bond, 11.50%, 10/26/15	RSD	1,376,300	12,775,568

Total Serbia			$276,362,982

Slovenia — 2.0%
Republic of Slovenia, 4.125%, 2/18/19(1)	USD	9,953	$10,512,856
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	18,661,963
Republic of Slovenia, 5.85%, 5/10/23(4)	USD	55,629	63,867,655

Total Slovenia			$93,042,474

Sri Lanka — 0.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	12,965	$12,916,381
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	14,760	15,276,600
Republic of Sri Lanka, 6.25%, 10/4/20(4)	USD	13,109	13,567,815
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	1,000	1,023,750

Total Sri Lanka			$42,784,546

Security	Principal Amount (000’s omitted)		Value
Tanzania — 1.0%
United Republic of Tanzania, 6.397%, 3/9/20(1)(6)	USD	49,465	$49,650,494

Total Tanzania			$49,650,494

Thailand — 1.0%
Kingdom of Thailand, 1.25%, 3/12/28(1)(5)	THB	1,768,322	$45,623,838

Total Thailand			$45,623,838

Turkey — 4.3%
Turkey Government Bond, 2.00%, 10/26/22(5)	TRY	17,268	$5,835,856
Turkey Government Bond, 3.00%, 1/6/21(5)	TRY	20,526	7,422,036
Turkey Government Bond, 3.00%, 7/21/21(5)	TRY	31,999	11,570,659
Turkey Government Bond, 4.00%, 4/1/20(5)	TRY	223,621	84,369,482
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	48,776,775
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	44,174,000

Total Turkey			$202,148,808

Uganda — 0.0%(7)
Uganda Government Bond, 13.25%, 11/5/15	UGX	2,486,000	$724,341

Total Uganda			$724,341

Ukraine — 0.0%(7)
Ukraine Government International Bond, 6.875%, 9/23/15(1)	USD	749	$469,923

Total Ukraine			$469,923

Uruguay — 0.9%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	65,580	$2,293,627
Monetary Regulation Bill, 0.00%, 10/8/15	UYU	120,430	4,138,259
Monetary Regulation Bill, 0.00%, 11/26/15	UYU	114,867	3,877,999
Monetary Regulation Bill, 0.00%, 1/14/16	UYU	9,000	298,480
Monetary Regulation Bill, 0.00%, 3/3/16(5)	UYU	319,685	10,977,816
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	126,523	4,051,407
Monetary Regulation Bill, 0.00%, 4/21/16(5)	UYU	403,364	13,775,410
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	40,135	1,240,761
Monetary Regulation Bill, 0.00%, 7/28/16(5)	UYU	24,900	841,081
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(5)	UYU	41,708	1,369,855
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(5)	UYU	5,484	189,367
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	34,315	1,205,280

Total Uruguay			$44,259,342

Venezuela — 1.9%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	22,257	$18,055,586
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	81,096	34,263,060
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(3)	USD	87,134	36,596,238

Total Venezuela			$88,914,884

Vietnam — 0.0%(7)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$239,725

Total Vietnam			$239,725

Zambia — 1.1%
Republic of Zambia, 8.50%, 4/14/24(1)	USD	1,000	$957,500
Republic of Zambia, 8.50%, 4/14/24(4)	USD	34,224	32,769,480
Republic of Zambia, 8.97%, 7/30/27(4)	USD	12,869	12,354,240
Zambia Government Bond, 11.00%, 9/2/19	ZMW	44,500	4,183,133

Total Zambia			$50,264,353

Total Foreign Government Bonds (identified cost $2,882,711,326)			$2,690,635,078

Foreign Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	9,500	$9,298,125

Total Azerbaijan			$9,298,125

Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	22,216	$23,161,957

Total Georgia			$23,161,957

India — 1.2%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,081,645
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	8,898,344
Food Corp. of India, 9.95%, 3/7/22	INR	650,000	10,948,301
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,139,884
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	8,693,109
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	564,502
NTPC, Ltd., 9.17%, 9/22/24	INR	675,000	11,033,428
Power Finance Corp., Ltd., 8.39%, 4/19/25	INR	150,000	2,336,937
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	8,845,796
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,362,307

Total India			$56,904,253

Russia — 0.2%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	3,877	$4,293,292
Gazprom OAO Via Gaz Capital SA, 4.30%, 11/12/15(4)	USD	7,373	7,422,768

Total Russia			$11,716,060

Total Foreign Corporate Bonds (identified cost $102,553,346)			$101,080,395

Senior Floating-Rate Interests — 0.3%(8)

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Banks and Thrifts — 0.3%
Akbank T.A.S., Term Loan, 0.55%, 9/23/15	EUR	6,000	$6,582,914
Turkiye Vakiflar Bankasi, Term Loan, 0.50%, 9/22/15	EUR	5,000	5,478,898

Total Banks and Thrifts			$12,061,812

Total Senior Floating-Rate Interests (identified cost $13,758,675)			$12,061,812

Sovereign Loans — 0.3%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.45%, Maturing August 1, 2021(9)(10)(11)(12)		$15,600	$15,432,972

Total Ethiopia			$15,432,972

Total Sovereign Loans (identified cost $14,203,610)			$15,432,972

Debt Obligations - United States — 13.6%

Corporate Bonds & Notes — 0.0%(7)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$607,849

Total Corporate Bonds & Notes (identified cost $515,876)		$607,849

Collateralized Mortgage Obligations — 1.1%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$138,443	$158,277
Series 1548, Class Z, 7.00%, 7/15/23	139,546	157,788
Series 1650, Class K, 6.50%, 1/15/24	810,156	911,492
Series 1817, Class Z, 6.50%, 2/15/26	119,576	135,265
Series 1927, Class ZA, 6.50%, 1/15/27	437,764	498,826
Series 2127, Class PG, 6.25%, 2/15/29	649,647	715,252
Series 2344, Class ZD, 6.50%, 8/15/31	859,834	1,008,003
Series 2458, Class ZB, 7.00%, 6/15/32	1,538,284	1,802,119

		$5,387,022

Federal National Mortgage Association:
Series 1992-180, Class F, 1.341%, 10/25/22(6)	$518,945	$527,869
Series 1993-16, Class Z, 7.50%, 2/25/23	500,591	563,398
Series 1993-79, Class PL, 7.00%, 6/25/23	319,902	361,178
Series 1993-104, Class ZB, 6.50%, 7/25/23	114,591	126,057
Series 1993-121, Class Z, 7.00%, 7/25/23	1,922,280	2,151,262
Series 1993-141, Class Z, 7.00%, 8/25/23	397,066	449,614
Series 1994-42, Class ZQ, 7.00%, 4/25/24	2,398,071	2,679,072
Series 1994-79, Class Z, 7.00%, 4/25/24	490,757	549,158
Series 1994-89, Class ZQ, 8.00%, 7/25/24	357,305	410,821
Series 1996-35, Class Z, 7.00%, 7/25/26	122,557	141,134
Series 1998-16, Class H, 7.00%, 4/18/28	412,617	469,186
Series 1998-44, Class ZA, 6.50%, 7/20/28	661,507	760,800
Series 1999-25, Class Z, 6.00%, 6/25/29	744,763	844,120
Series 2000-2, Class ZE, 7.50%, 2/25/30	160,782	189,280
Series 2000-49, Class A, 8.00%, 3/18/27	479,523	557,831
Series 2001-31, Class ZA, 6.00%, 7/25/31	5,297,309	6,016,569
Series 2001-37, Class GA, 8.00%, 7/25/16	5,566	5,653
Series 2001-74, Class QE, 6.00%, 12/25/31	1,515,083	1,701,099
Series 2009-48, Class WA, 5.834%, 7/25/39(13)	6,302,208	7,129,377
Series 2011-38, Class SA, 12.929%, 5/25/41(14)	7,331,410	9,269,257
Series G48, Class Z, 7.10%, 12/25/21	432,014	477,274
Series G92-60, Class Z, 7.00%, 10/25/22	843,510	922,045
Series G93-1, Class K, 6.675%, 1/25/23	670,826	740,611
Series G93-31, Class PN, 7.00%, 9/25/23	2,081,322	2,353,669
Series G93-41, Class ZQ, 7.00%, 12/25/23	4,120,063	4,661,913
Series G94-7, Class PJ, 7.50%, 5/17/24	675,551	779,008

		$44,837,255

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$157,214	$172,791

		$172,791

Total Collateralized Mortgage Obligations (identified cost $45,789,552)		$50,397,068

Mortgage Pass-Throughs — 11.8%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.512%, with maturity at 2036(15)	$4,191,537	$4,487,199
2.878%, with maturity at 2035(15)	3,516,521	3,743,121
2.998%, with maturity at 2023(15)	130,886	136,743
3.152%, with maturity at 2029(15)	521,362	527,879
4.391%, with maturity at 2030(15)	788,932	857,954
4.50%, with maturity at 2035	620,365	664,302
6.00%, with various maturities to 2035	25,348,209	29,060,543
6.50%, with various maturities to 2036	26,879,041	31,166,361
6.60%, with maturity at 2030	1,604,597	1,883,483
7.00%, with various maturities to 2036	27,220,900	31,685,042
7.31%, with maturity at 2026	82,589	96,069
7.50%, with various maturities to 2035	15,971,802	18,718,038
7.95%, with maturity at 2022	225,015	253,246
8.00%, with various maturities to 2034	6,355,158	7,564,507
8.15%, with maturity at 2021	81,670	90,267
8.30%, with maturity at 2021	14,969	16,501
8.47%, with maturity at 2018	39,054	41,588
8.50%, with various maturities to 2028	507,005	594,884
9.00%, with various maturities to 2027	843,014	955,009
9.50%, with maturity at 2027	118,777	135,771
9.75%, with maturity at 2016	135	139
10.00%, with various maturities to 2020	236,531	258,776
10.50%, with maturity at 2021	132,324	143,227
11.00%, with maturity at 2016	13,420	13,717

		$133,094,366

Federal National Mortgage Association:
1.93%, with maturity at 2035(15)	$13,541,533	$14,069,050
1.931%, with maturity at 2022(15)	1,195,943	1,223,070
1.934%, with maturity at 2027(15)	234,855	241,798
1.937%, with various maturities to 2035(15)	5,350,912	5,548,234
1.94%, with maturity at 2038(15)	906,359	941,296
1.95%, with various maturities to 2033(15)	11,219,221	11,602,137
2.019%, with maturity at 2035(15)	3,548,227	3,670,557
2.087%, with maturity at 2025(15)	882,786	913,426
2.287%, with maturity at 2024(15)	492,487	511,605
2.299%, with maturity at 2028(15)	201,293	212,265
2.911%, with maturity at 2023(15)	78,280	80,486
3.627%, with maturity at 2034(15)	2,202,202	2,394,867
3.713%, with maturity at 2035(15)	6,867,038	7,467,818
3.862%, with maturity at 2035(15)	5,627,010	6,119,303
5.50%, with maturity at 2020	459,462	484,774
6.00%, with various maturities to 2038	107,973,379	123,745,673
6.32%, with maturity at 2032(15)	2,197,093	2,445,558
6.50%, with various maturities to 2038	28,824,745	33,273,060
7.00%, with various maturities to 2037	66,606,220	77,767,150
7.244%, with maturity at 2025(15)	59,262	63,576
7.50%, with various maturities to 2037	47,907,706	56,707,864
8.00%, with various maturities to 2034	3,701,557	4,340,531
8.50%, with various maturities to 2037	6,435,706	7,902,648
9.00%, with various maturities to 2032	1,558,410	1,800,018
9.073%, with maturity at 2028(13)	110,653	118,286
9.50%, with various maturities to 2031	1,350,405	1,578,885
9.889%, with maturity at 2027(13)	124,667	138,474
10.50%, with maturity at 2029	159,631	187,194
11.50%, with maturity at 2031	197,822	246,103

		$365,795,706

Security	Principal Amount	Value
Government National Mortgage Association:
2.00%, with maturity at 2024(15)	$379,830	$390,736
6.00%, with maturity at 2032	9,826,981	11,370,647
6.50%, with various maturities to 2032	12,946,803	15,044,524
7.00%, with various maturities to 2034	15,591,947	18,182,356
7.50%, with various maturities to 2032	4,073,142	4,708,758
7.75%, with maturity at 2019	20,878	23,084
8.00%, with various maturities to 2034	8,798,056	10,396,257
8.30%, with various maturities to 2020	15,441	16,701
8.50%, with various maturities to 2021	244,797	258,532
9.00%, with various maturities to 2025	184,511	211,623
9.50%, with various maturities to 2026	763,578	907,770

		$61,510,988

Total Mortgage Pass-Throughs (identified cost $540,719,658)		$560,401,060

U.S. Treasury Obligations — 0.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,993,829
U.S. Treasury Bond, 9.875%, 11/15/15(16)	28,900,000	29,700,385

Total U.S. Treasury Obligations (identified cost $31,363,053)		$31,694,214

Total Debt Obligations - United States (identified cost $618,388,139)		$643,100,191

Common Stocks — 0.8%

Security	Shares	Value
Romania — 0.2%
Banca Transilvania(17)	2,887,200	$1,723,257
BRD-Groupe Societe Generale SA(17)	567,100	1,611,001
Electrica SA	474,600	1,513,616
OMV Petrom SA	15,473,900	1,507,980
Societatea Nationala de Gaze Naturale ROMGAZ SA	162,200	1,388,257
Societatea Nationala Nuclearelectrica SA	202,000	376,795
Transelectrica SA	233,200	1,590,603
Transgaz SA Medias	22,600	1,543,543

Total Romania		$11,255,052

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(17)	36,888,000	$11,574,983

Total Singapore		$11,574,983

Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,434,710
Bank for Investment and Development of Vietnam JSC	334,100	390,760
Bao Viet Holdings	156,900	377,858
Danang Rubber JSC	52,800	120,730
HA TIEN 1 Cement JSC(17)	183,000	183,845
HAGL JSC(17)	1,002,700	795,243
Hoa Phat Group JSC	420,600	625,865
Hoa Sen Group	41,400	80,410
Kinh Bac City Development Share Holding Corp.(17)	513,300	374,017
Kinh Do Corp.	373,100	828,117

Security	Shares	Value
Masan Group Corp.(17)	593,000	$2,444,697
PetroVietnam Drilling and Well Services JSC	236,785	475,048
PetroVietnam Fertilizer & Chemical JSC	385,500	556,743
PetroVietnam Gas JSC	165,200	446,007
PetroVietnam Technical Services JSC	628,300	742,151
Pha Lai Thermal Power JSC	219,100	220,024
Saigon - Hanoi Commercial Joint Stock Bank	775,000	299,239
Saigon Securities, Inc.	607,700	757,496
Saigon Thuong Tin Commercial JSB(17)	1,068,400	930,745
Tan Tao Investment & Industry JSC(17)	1,064,400	307,269
Vietnam Construction and Import-Export JSC	311,100	176,917
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	153,458
Vingroup JSC	1,412,356	2,794,454

Total Vietnam		$15,515,803

Total Common Stocks (identified cost $43,688,895)		$38,345,838

Investment Funds — 0.3%

Security	Shares	Value
Fondul Proprietatea SA	58,345,647	$11,832,554

Total Investment Funds (identified cost $14,525,368)		$11,832,554

Precious Metals — 0.5%

Description	Troy Ounces	Value
Platinum(17)	24,986	$24,566,467

Total Precious Metals (identified cost $43,799,986)		$24,566,467

Currency Call Options Purchased — 0.0%(7)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank, N.A.	INR	3,665,922	INR	65.58	1/4/16	$1,120,571
Indian Rupee	Standard Chartered Bank	INR	2,630,235	INR	65.52	1/4/16	782,768

Total Currency Call Options Purchased (identified cost $2,054,037)							$1,903,339

Currency Put Options Purchased — 0.9%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	$120,201
British Pound Sterling	Goldman Sachs International	GBP	49,297	USD	1.52	11/10/15	492,153
Euro	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	2,836,999

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	$5,366,702
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	9,272,091
Euro	Goldman Sachs International	EUR	59,151	USD	1.19	10/29/19	5,731,787
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	10,951,570
Japanese Yen	Goldman Sachs International	JPY	3,887,520	JPY	120.00	11/11/15	1,195,996
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	4,496,880	JPY	120.00	11/11/15	1,383,465
Yuan Renminbi Offshore	Citibank, N.A.	CNH	200,470	CNH	6.34	6/7/16	550,630
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	193,028	CNH	6.40	7/27/16	534,914
Yuan Renminbi Offshore	Goldman Sachs International	CNH	210,474	CNH	6.39	7/27/16	590,453
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	680,952
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	613,715
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	235,074	CNH	6.47	6/15/17	1,261,750
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	219,051	CNH	6.47	6/15/17	1,180,039

Total Currency Put Options Purchased (identified cost $30,881,153)							$42,763,417

Call Options Purchased — 0.3%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Hang Seng Index	Citibank, N.A.		521	HKD	14,000.00	12/30/15	$309,986
Nikkei 225 Index	Deutsche Bank AG		277	JPY	20,000.00	11/13/15	2,331,829
Nikkei 225 Index	Goldman Sachs International		326	JPY	16,000.00	5/13/16	11,946,201
SGX CNX Nifty Index	Citibank, N.A.		910	INR	9,000.00	9/24/15	87,724

Total Call Options Purchased (identified cost $9,666,553)							$14,675,740

Short-Term Investments — 20.8%

Foreign Government Securities — 3.7%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	207,200	$1,126,839
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	511,250	2,756,665
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	75,170	404,611

Total Iceland			$4,288,115

Security	Principal Amount (000’s omitted)		Value
Lebanon — 1.6%
Lebanon Treasury Bill, 0.00%, 8/6/15	LBP	4,723,090	$3,133,058
Lebanon Treasury Bill, 0.00%, 9/17/15	LBP	9,842,400	6,476,993
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	15,302,930	10,067,931
Lebanon Treasury Bill, 0.00%, 12/24/15	LBP	10,540,500	6,871,746
Lebanon Treasury Bill, 0.00%, 1/7/16	LBP	17,357,740	11,296,581
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	48,796,800	31,715,330
Lebanon Treasury Bill, 0.00%, 1/28/16	LBP	12,741,920	8,264,241

Total Lebanon			$77,825,880

Serbia — 0.6%
Serbia Treasury Bill, 0.00%, 11/26/15	EUR	23,881	$26,184,428

Total Serbia			$26,184,428

Sri Lanka — 1.2%
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	36,300	$265,911
Sri Lanka Treasury Bill, 0.00%, 1/1/16	LKR	581,250	4,232,411
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	1,641,890	11,853,582
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	1,362,870	9,828,357
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	3,647,330	26,272,616
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	381,390	2,744,030

Total Sri Lanka			$55,196,907

Uganda — 0.0%(7)
Uganda Treasury Bill, 0.00%, 9/3/15	UGX	1,945,000	$561,330
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	1,803,300	517,692

Total Uganda			$1,079,022

Uruguay — 0.0%(7)
Monetary Regulation Bill, 0.00%, 8/14/15	UYU	23,773	$832,327
Monetary Regulation Bill, 0.00%, 5/17/16	UYU	21,690	687,403

Total Uruguay			$1,519,730

Zambia — 0.2%
Zambia Treasury Bill, 0.00%, 8/10/15	ZMW	74,100	$9,643,234

Total Zambia			$9,643,234

Total Foreign Government Securities (identified cost $181,288,748)			$175,737,316

U.S. Treasury Obligations — 0.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 10/15/15(16)		$26,000	$25,998,154

Total U.S. Treasury Obligations (identified cost $25,999,458)			$25,998,154

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 7/27/15 with a maturity date of 8/12/15, an interest rate of 0.28% payable by the Portfolio and repurchase proceeds of EUR 18,737,459, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,099,710.	EUR	18,740	$20,580,667

Description	Principal Amount (000’s omitted)		Value
Barclays Bank PLC:
Dated 7/29/15 with an interest rate of 5.00% payable by the Portfolio, collateralized by USD 351,000 Ukraine Government International Bond 7.75%, due 9/23/20 and a market value, including accrued interest, of $214,200.(18)	USD	201	$200,509
Dated 7/30/15 with an interest rate of 5.00% payable by the Portfolio, collateralized by USD 395,000 Ukraine Government International Bond 7.75%, due 9/23/20 and a market value, including accrued interest, of $241,051.(18)	USD	226	225,643

Total Repurchase Agreements (identified cost $21,217,625)			$21,006,819

Other — 16.1%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(19)		$761,703	$761,703,037

Total Other (identified cost $761,703,037)			$761,703,037

Total Short-Term Investments (identified cost $990,208,868)			$984,445,326

Total Investments — 96.7% (identified cost $4,766,439,956)			$4,580,843,129

Less Unfunded Loan Commitments — (0.1)%			$(2,608,651)

Net Investments — 96.6% (identified cost $4,763,831,305)			$4,578,234,478

Currency Put Options Written — (0.7)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	BNP Paribas	GBP	12,040	USD	1.52	11/10/15	$(120,201)
British Pound Sterling	Goldman Sachs International	GBP	49,297	USD	1.52	11/10/15	(492,153)
Euro	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	(5,366,702)
Euro	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(9,272,091)
Euro	Goldman Sachs International	EUR	59,151	USD	1.19	10/29/19	(5,731,787)
Euro	Goldman Sachs International	EUR	50,851	USD	1.38	10/29/19	(10,951,570)
Japanese Yen	Goldman Sachs International	JPY	3,887,520	JPY	120.00	11/11/15	(1,195,996)
Japanese Yen	JPMorgan Chase Bank, N.A.	JPY	4,496,880	JPY	120.00	11/11/15	(1,383,465)

Total Currency Put Options Written (premiums received $32,876,547)							$(34,513,965)

Call Options Written — (0.3)%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		277	JPY	20,000.00	11/13/15	$(2,331,828)
Nikkei 225 Index	Goldman Sachs International		326	JPY	16,000.00	5/13/16	(11,946,201)

Value
Total Call Options Written (premiums received $8,663,300)	$(14,278,029)

Other Assets, Less Liabilities — 4.4%	$207,893,953

Net Assets — 100.0%	$4,737,336,437

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ALL	-	Albanian Lek

BDT	-	Bangladesh Taka

CNH	-	Yuan Renminbi Offshore

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $1,159,499,627 or 24.5% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $583,056,160 or 12.3% of the Portfolio’s net assets.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(7)	Amount is less than 0.05%.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at July 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(15)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Non-income producing.

(18)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $628,550.

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,095,558)

Total Spain			$(19,095,558)

Ukraine — (0.0)%(1)
Ukraine Government International Bond, 7.75%, 9/23/20	USD	(746)	$(434,694)

Total Ukraine			$(434,694)

Total Foreign Government Bonds (proceeds $20,576,347)			$(19,530,252)

Total Securities Sold Short (proceeds $20,576,347)			$(19,530,252)

EUR	-	Euro

USD	-	United States Dollar

(1)	Amount is less than (0.05)%.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2015 were $60,203,659 or 1.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Euro 13,806,329	Hungarian Forint 4,264,775,000	JPMorgan Chase Bank, N.A.	$82,905	$—	$82,905
8/4/15	Euro 104,644,987	Polish Zloty 434,224,372	BNP Paribas	188,337	—	188,337
8/4/15	Euro 14,076,814	Polish Zloty 56,700,000	BNP Paribas	—	(428,455)	(428,455)
8/4/15	Hungarian Forint 4,264,775,000	Euro 14,065,881	BNP Paribas	202,148	—	202,148
8/4/15	New Taiwan Dollar 743,138,000	United States Dollar 24,390,771	Deutsche Bank AG	852,516	—	852,516
8/4/15	New Taiwan Dollar 743,138,000	United States Dollar 23,552,055	Standard Chartered Bank	13,801	—	13,801
8/4/15	Polish Zloty 314,309,000	Euro 74,288,220	BNP Paribas	—	(1,737,592)	(1,737,592)
8/4/15	Polish Zloty 176,615,372	Euro 42,604,118	JPMorgan Chase Bank, N.A.	—	(31,500)	(31,500)
8/4/15	Swiss Franc 44,445,000	United States Dollar 47,478,902	Goldman Sachs International	1,483,869	—	1,483,869
8/4/15	United States Dollar 23,552,055	New Taiwan Dollar 743,138,000	Deutsche Bank AG	—	(13,801)	(13,801)
8/4/15	United States Dollar 24,313,365	New Taiwan Dollar 743,138,000	Standard Chartered Bank	—	(775,111)	(775,111)
8/4/15	United States Dollar 14,004,921	Philippine Peso 626,104,000	Australia and New Zealand Banking Group Limited	—	(315,485)	(315,485)
8/4/15	United States Dollar 13,960,990	Philippine Peso 624,140,000	Nomura International PLC	—	(314,496)	(314,496)
8/4/15	United States Dollar 47,210,747	Swiss Franc 44,445,000	Goldman Sachs International	—	(1,215,715)	(1,215,715)
8/6/15	Australian Dollar 65,581,030	United States Dollar 51,125,331	Australia and New Zealand Banking Group Limited	3,191,515	—	3,191,515
8/6/15	Australian Dollar 28,374,970	United States Dollar 22,132,477	Deutsche Bank AG	1,392,933	—	1,392,933
8/10/15	Euro 41,680,000	United States Dollar 46,343,367	Standard Chartered Bank	565,067	—	565,067
8/10/15	Euro 23,787,000	United States Dollar 26,679,261	Standard Chartered Bank	553,339	—	553,339
8/10/15	Thai Baht 362,188,000	United States Dollar 10,714,036	Deutsche Bank AG	440,240	—	440,240
8/12/15	Euro 28,592,540	United States Dollar 32,192,484	Australia and New Zealand Banking Group Limited	787,743	—	787,743
8/12/15	Hungarian Forint 13,155,981,269	United States Dollar 46,221,081	Goldman Sachs International	—	(802,727)	(802,727)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/12/15	New Taiwan Dollar 702,139,000	United States Dollar 22,836,759	Barclays Bank PLC	$618,634	$—	$618,634
8/12/15	New Taiwan Dollar 440,803,000	United States Dollar 14,337,388	BNP Paribas	388,845	—	388,845
8/12/15	New Taiwan Dollar 975,058,000	United States Dollar 31,718,487	Deutsche Bank AG	864,252	—	864,252
8/12/15	United States Dollar 32,420,630	New Taiwan Dollar 993,206,000	BNP Paribas	—	(992,130)	(992,130)
8/12/15	United States Dollar 4,302,436	New Taiwan Dollar 131,590,000	Deutsche Bank AG	—	(138,469)	(138,469)
8/12/15	United States Dollar 32,434,752	New Taiwan Dollar 993,204,000	Goldman Sachs International	—	(1,006,315)	(1,006,315)
8/17/15	Japanese Yen 2,807,466,000	United States Dollar 22,774,194	Goldman Sachs International	118,807	—	118,807
8/17/15	Japanese Yen 3,243,657,000	United States Dollar 26,316,529	JPMorgan Chase Bank, N.A.	141,216	—	141,216
8/17/15	Singapore Dollar 73,312,500	United States Dollar 54,849,993	Deutsche Bank AG	1,432,259	—	1,432,259
8/17/15	Singapore Dollar 52,182,500	United States Dollar 39,023,560	Standard Chartered Bank	1,001,792	—	1,001,792
8/17/15	United States Dollar 35,594,486	Japanese Yen 4,421,451,000	Goldman Sachs International	85,263	—	85,263
8/18/15	British Pound Sterling 2,895,112	United States Dollar 4,568,819	JPMorgan Chase Bank, N.A.	48,124	—	48,124
8/18/15	United States Dollar 4,520,552	British Pound Sterling 2,895,112	JPMorgan Chase Bank, N.A.	142	—	142
8/18/15	United States Dollar 27,142,086	Chilean Peso 16,391,106,000	BNP Paribas	—	(2,863,335)	(2,863,335)
8/19/15	Australian Dollar 37,526,445	United States Dollar 30,054,555	Morgan Stanley & Co. International PLC	2,645,536	—	2,645,536
8/19/15	Australian Dollar 37,120,555	United States Dollar 29,733,008	Standard Chartered Bank	2,620,448	—	2,620,448
8/19/15	Australian Dollar 8,670,000	United States Dollar 6,651,728	Standard Chartered Bank	319,229	—	319,229
8/19/15	Euro 65,554,229	United States Dollar 74,799,342	Goldman Sachs International	2,791,261	—	2,791,261
8/19/15	Euro 2,453,654	United States Dollar 2,670,361	Goldman Sachs International	—	(24,857)	(24,857)
8/19/15	New Zealand Dollar 83,830,980	United States Dollar 62,140,133	Morgan Stanley & Co. International PLC	6,872,095	—	6,872,095
8/19/15	New Zealand Dollar 83,722,429	United States Dollar 62,085,205	Standard Chartered Bank	6,888,731	—	6,888,731
8/19/15	New Zealand Dollar 44,091,000	United States Dollar 31,279,469	Standard Chartered Bank	2,211,181	—	2,211,181
8/19/15	Romanian Leu 1,295,000	United States Dollar 324,461	BNP Paribas	1,877	—	1,877
8/19/15	Romanian Leu 4,295,880	United States Dollar 1,071,432	BNP Paribas	1,330	—	1,330
8/19/15	Romanian Leu 100,000	United States Dollar 24,655	BNP Paribas	—	(255)	(255)
8/19/15	Romanian Leu 2,462,658	United States Dollar 613,090	BNP Paribas	—	(358)	(358)
8/19/15	Romanian Leu 170,000	United States Dollar 41,866	BNP Paribas	—	(481)	(481)
8/19/15	Romanian Leu 250,000	United States Dollar 61,624	BNP Paribas	—	(651)	(651)
8/19/15	Romanian Leu 987,720	United States Dollar 245,307	BNP Paribas	—	(734)	(734)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/19/15	Romanian Leu 724,880	United States Dollar 179,299	BNP Paribas	$—	$(1,268)	$(1,268)
8/19/15	Romanian Leu 974,820	United States Dollar 240,632	BNP Paribas	—	(2,196)	(2,196)
8/19/15	Romanian Leu 3,131,706	United States Dollar 777,098	BNP Paribas	—	(3,009)	(3,009)
8/19/15	Romanian Leu 1,836,345	United States Dollar 454,400	BNP Paribas	—	(3,033)	(3,033)
8/19/15	Romanian Leu 1,155,420	United States Dollar 283,657	BNP Paribas	—	(4,158)	(4,158)
8/19/15	Romanian Leu 3,288,381	United States Dollar 814,942	BNP Paribas	—	(4,192)	(4,192)
8/19/15	Romanian Leu 3,650,000	United States Dollar 900,587	BNP Paribas	—	(8,627)	(8,627)
8/19/15	Romanian Leu 4,222,328	United States Dollar 1,041,778	BNP Paribas	—	(10,002)	(10,002)
8/19/15	Romanian Leu 5,068,000	United States Dollar 1,251,412	BNP Paribas	—	(11,026)	(11,026)
8/19/15	Romanian Leu 4,839,240	United States Dollar 1,182,971	BNP Paribas	—	(22,482)	(22,482)
8/19/15	Romanian Leu 54,898,800	United States Dollar 14,019,817	Deutsche Bank AG	344,542	—	344,542
8/19/15	Romanian Leu 2,129,280	United States Dollar 527,337	Standard Chartered Bank	—	(3,066)	(3,066)
8/19/15	United States Dollar 44,256,545	Mexican Peso 669,402,368	Morgan Stanley & Co. International PLC	—	(2,756,345)	(2,756,345)
8/19/15	United States Dollar 43,917,968	Mexican Peso 664,566,685	Standard Chartered Bank	—	(2,717,561)	(2,717,561)
8/24/15	Polish Zloty 47,734,000	United States Dollar 13,035,746	Goldman Sachs International	388,841	—	388,841
8/24/15	Thai Baht 285,293,000	United States Dollar 8,440,621	Deutsche Bank AG	352,265	—	352,265
8/24/15	Thai Baht 401,585,000	United States Dollar 11,884,729	Standard Chartered Bank	499,373	—	499,373
8/26/15	Euro 175,816,796	United States Dollar 195,919,688	Standard Chartered Bank	2,776,706	—	2,776,706
8/28/15	Malaysian Ringgit 29,849,000	United States Dollar 7,793,473	Bank of America, N.A.	32,780	—	32,780
8/28/15	United States Dollar 7,774,189	Malaysian Ringgit 29,849,000	Deutsche Bank AG	—	(13,497)	(13,497)
9/2/15	Euro 2,286,575	United States Dollar 2,557,763	Deutsche Bank AG	45,633	—	45,633
9/2/15	United States Dollar 2,500,576	Euro 2,286,575	Deutsche Bank AG	11,554	—	11,554
9/2/15	United States Dollar 256,617	Zambian Kwacha 2,003,666	Citibank, N.A.	1,304	—	1,304
9/2/15	United States Dollar 4,890,239	Zambian Kwacha 33,742,650	Standard Chartered Bank	—	(546,725)	(546,725)
9/8/15	Euro 5,500,000	United States Dollar 6,236,291	BNP Paribas	193,248	—	193,248
9/8/15	Philippine Peso 133,731,000	United States Dollar 2,960,681	BNP Paribas	40,392	—	40,392
9/8/15	Thai Baht 214,638,000	United States Dollar 6,325,906	Standard Chartered Bank	243,884	—	243,884
9/8/15	United States Dollar 5,479,806	Philippine Peso 248,564,000	Bank of America, N.A.	—	(51,904)	(51,904)
9/9/15	Euro 16,139,672	United States Dollar 18,038,020	Goldman Sachs International	304,536	—	304,536

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/9/15	Euro 40,514,003	United States Dollar 45,206,335	Standard Chartered Bank	$691,525	$—	$691,525
9/9/15	Indian Rupee 3,415,064,000	United States Dollar 52,750,855	BNP Paribas	—	(312,376)	(312,376)
9/9/15	Indian Rupee 120,000,000	United States Dollar 1,865,982	Goldman Sachs International	1,423	—	1,423
9/9/15	Indian Rupee 708,970,000	United States Dollar 11,020,830	JPMorgan Chase Bank, N.A.	4,861	—	4,861
9/9/15	Indian Rupee 578,328,000	United States Dollar 9,005,419	Nomura International PLC	19,364	—	19,364
9/9/15	Indian Rupee 419,169,000	United States Dollar 6,527,079	Nomura International PLC	14,035	—	14,035
9/9/15	Indian Rupee 666,670,000	United States Dollar 10,362,478	Nomura International PLC	3,766	—	3,766
9/9/15	United States Dollar 15,207,765	Indian Rupee 987,136,000	Australia and New Zealand Banking Group Limited	130,345	—	130,345
9/9/15	United States Dollar 14,586,162	Indian Rupee 946,868,000	Bank of America, N.A.	126,264	—	126,264
9/9/15	United States Dollar 16,484,106	Indian Rupee 1,070,074,000	BNP Paribas	142,693	—	142,693
9/9/15	United States Dollar 1,620,110	Indian Rupee 105,615,000	Nomura International PLC	20,934	—	20,934
9/14/15	New Turkish Lira 107,233,374	United States Dollar 38,566,220	BNP Paribas	328,563	—	328,563
9/14/15	New Turkish Lira 107,758,000	United States Dollar 38,523,524	BNP Paribas	98,794	—	98,794
9/14/15	New Turkish Lira 24,026,354	United States Dollar 8,641,019	BNP Paribas	73,617	—	73,617
9/14/15	New Turkish Lira 19,814,790	United States Dollar 7,029,263	BNP Paribas	—	(36,365)	(36,365)
9/14/15	South African Rand 384,805,425	United States Dollar 31,110,472	BNP Paribas	910,369	—	910,369
9/14/15	South African Rand 581,774,000	United States Dollar 46,247,784	BNP Paribas	589,294	—	589,294
9/14/15	Thai Baht 293,580,000	United States Dollar 8,651,245	Deutsche Bank AG	333,744	—	333,744
9/14/15	Thai Baht 55,579,000	United States Dollar 1,637,325	JPMorgan Chase Bank, N.A.	62,700	—	62,700
9/14/15	United States Dollar 6,155,889	New Turkish Lira 17,154,000	BNP Paribas	—	(39,055)	(39,055)
9/14/15	United States Dollar 40,221,976	New Turkish Lira 112,590,000	BNP Paribas	—	(74,235)	(74,235)
9/14/15	United States Dollar 44,968,531	New Turkish Lira 125,035,000	BNP Paribas	—	(383,107)	(383,107)
9/14/15	United States Dollar 9,046,766	South African Rand 115,102,000	BNP Paribas	—	(13,389)	(13,389)
9/14/15	United States Dollar 35,979,655	South African Rand 453,430,000	BNP Paribas	—	(393,793)	(393,793)
9/15/15	New Zealand Dollar 49,261,390	United States Dollar 34,302,676	BNP Paribas	1,896,463	—	1,896,463
9/15/15	New Zealand Dollar 3,506,800	United States Dollar 2,433,870	BNP Paribas	126,950	—	126,950
9/15/15	New Zealand Dollar 5,451,865	United States Dollar 3,584,601	Standard Chartered Bank	—	(1,865)	(1,865)
9/16/15	Euro 17,375,000	United States Dollar 19,483,630	Goldman Sachs International	390,866	—	390,866

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/16/15	Euro 44,987,811	United States Dollar 50,426,387	JPMorgan Chase Bank, N.A.	$990,897	$—	$990,897
9/16/15	Euro 12,922,318	United States Dollar 14,674,067	JPMorgan Chase Bank, N.A.	474,196	—	474,196
9/16/15	Euro 3,391,145	United States Dollar 3,781,635	JPMorgan Chase Bank, N.A.	55,228	—	55,228
9/16/15	Euro 1,410,451	United States Dollar 1,597,557	JPMorgan Chase Bank, N.A.	47,663	—	47,663
9/16/15	Euro 377,772	United States Dollar 422,609	JPMorgan Chase Bank, N.A.	7,489	—	7,489
9/17/15	United States Dollar 17,409,569	Chilean Peso 11,143,865,000	BNP Paribas	—	(949,766)	(949,766)
9/18/15	Euro 42,471,289	Polish Zloty 177,513,000	Deutsche Bank AG	325,065	—	325,065
9/18/15	Hungarian Forint 6,944,677,500	Euro 22,316,877	Deutsche Bank AG	—	(285,513)	(285,513)
9/22/15	Euro 5,000,000	United States Dollar 6,246,695	Citibank, N.A.	751,891	—	751,891
9/22/15	South African Rand 562,124,000	United States Dollar 45,439,216	Standard Chartered Bank	1,384,453	—	1,384,453
9/24/15	Canadian Dollar 3,412,000	United States Dollar 2,687,312	Goldman Sachs International	79,298	—	79,298
9/24/15	Canadian Dollar 79,595,000	United States Dollar 64,883,349	HSBC Bank USA, N.A.	4,043,687	—	4,043,687
9/24/15	Canadian Dollar 15,062,000	United States Dollar 12,280,122	Standard Chartered Bank	767,251	—	767,251
9/24/15	Canadian Dollar 4,694,000	United States Dollar 3,614,733	Standard Chartered Bank	26,802	—	26,802
9/24/15	Canadian Dollar 81,636,000	United States Dollar 66,549,279	State Street Bank and Trust Company	4,149,546	—	4,149,546
9/24/15	United States Dollar 29,701,955	Yuan Renminbi Offshore 188,210,000	Bank of America, N.A.	428,882	—	428,882
9/24/15	United States Dollar 17,409,249	Yuan Renminbi Offshore 110,305,000	BNP Paribas	249,653	—	249,653
9/24/15	Yuan Renminbi Offshore 188,210,000	United States Dollar 30,092,896	Bank of America, N.A.	—	(37,940)	(37,940)
9/24/15	Yuan Renminbi Offshore 110,305,000	United States Dollar 17,634,128	BNP Paribas	—	(24,773)	(24,773)
9/25/15	Euro 6,000,000	United States Dollar 7,509,258	Citibank, N.A.	915,202	—	915,202
9/28/15	United States Dollar 2,948,986	Azerbaijani Manat 2,399,000	ICBC Standard Bank plc	—	(691,316)	(691,316)
9/29/15	New Taiwan Dollar 486,499,000	United States Dollar 15,471,426	Goldman Sachs International	118,440	—	118,440
9/29/15	New Taiwan Dollar 606,120,000	United States Dollar 19,272,496	JPMorgan Chase Bank, N.A.	144,497	—	144,497
9/29/15	United States Dollar 23,065,807	Yuan Renminbi Offshore 146,371,000	BNP Paribas	359,021	—	359,021
9/29/15	United States Dollar 23,976,299	Yuan Renminbi Offshore 152,144,000	Citibank, N.A.	372,426	—	372,426
9/29/15	Yuan Renminbi Offshore 146,371,000	United States Dollar 23,391,290	BNP Paribas	—	(33,538)	(33,538)
9/29/15	Yuan Renminbi Offshore 152,144,000	United States Dollar 24,314,641	Citibank, N.A.	—	(34,084)	(34,084)
9/30/15	Euro 17,666,900	United States Dollar 19,748,414	Citibank, N.A.	330,902	—	330,902
9/30/15	Euro 40,360,880	United States Dollar 45,264,727	Deutsche Bank AG	904,491	—	904,491

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/30/15	Euro 8,351,020	United States Dollar 9,367,590	Goldman Sachs International	$189,068	$—	$189,068
9/30/15	Euro 25,116,000	United States Dollar 27,730,576	Goldman Sachs International	125,833	—	125,833
9/30/15	South African Rand 492,684,213	United States Dollar 40,043,581	BNP Paribas	1,484,761	—	1,484,761
10/1/15	Hungarian Forint 16,632,082,302	Euro 53,393,523	Morgan Stanley & Co. International PLC	—	(722,193)	(722,193)
10/2/15	Singapore Dollar 18,082,000	United States Dollar 13,396,059	JPMorgan Chase Bank, N.A.	238,210	—	238,210
10/7/15	Euro 17,423,453	United States Dollar 19,244,727	Goldman Sachs International	92,729	—	92,729
10/8/15	Euro 6,444,013	Polish Zloty 27,186,000	BNP Paribas	110,025	—	110,025
10/8/15	Hungarian Forint 6,624,896,494	Euro 20,898,068	BNP Paribas	—	(689,351)	(689,351)
10/8/15	United States Dollar 11,730,155	Azerbaijani Manat 9,546,000	ICBC Standard Bank plc	—	(2,775,183)	(2,775,183)
10/13/15	Australian Dollar 87,986,000	United States Dollar 65,255,697	JPMorgan Chase Bank, N.A.	1,180,466	—	1,180,466
10/13/15	Euro 2,910,267	Serbian Dinar 380,954,000	Citibank, N.A.	261,323	—	261,323
10/13/15	Euro 356,567	Serbian Dinar 46,532,000	Deutsche Bank AG	30,722	—	30,722
10/15/15	Hungarian Forint 16,981,070,000	Euro 54,496,374	Bank of America, N.A.	—	(732,233)	(732,233)
10/16/15	Euro 1,691,265	United States Dollar 1,845,762	Standard Chartered Bank	—	(13,574)	(13,574)
10/16/15	Euro 1,696,263	United States Dollar 1,844,211	Standard Chartered Bank	—	(20,620)	(20,620)
10/16/15	Japanese Yen 4,426,181,782	United States Dollar 35,940,657	Goldman Sachs International	190,036	—	190,036
10/16/15	Romanian Leu 163,003,662	United States Dollar 40,543,132	Bank of America, N.A.	—	(33,948)	(33,948)
10/20/15	Australian Dollar 51,374,000	United States Dollar 37,899,114	Goldman Sachs International	500,005	—	500,005
10/20/15	Australian Dollar 4,573,000	United States Dollar 3,359,488	Standard Chartered Bank	30,448	—	30,448
10/21/15	Euro 3,459,557	United States Dollar 3,757,771	Standard Chartered Bank	—	(45,906)	(45,906)
10/21/15	Singapore Dollar 2,957,000	United States Dollar 2,162,055	BNP Paribas	11,378	—	11,378
10/23/15	Euro 43,533,199	United States Dollar 47,690,184	Standard Chartered Bank	—	(174,852)	(174,852)
10/27/15	Indian Rupee 2,564,016,000	United States Dollar 39,697,533	Deutsche Bank AG	152,168	—	152,168
10/27/15	United States Dollar 1,293,924	Indian Rupee 83,573,000	Deutsche Bank AG	—	(4,960)	(4,960)
10/28/15	Euro 21,809,696	United States Dollar 23,901,464	Goldman Sachs International	—	(80,475)	(80,475)
10/28/15	United States Dollar 2,828,683	Zambian Kwacha 22,903,000	Standard Chartered Bank	44,773	—	44,773
10/28/15	United States Dollar 1,441,807	Zambian Kwacha 11,612,600	Standard Chartered Bank	15,133	—	15,133
10/29/15	New Taiwan Dollar 1,255,400,000	United States Dollar 39,885,624	Bank of America, N.A.	257,848	—	257,848
10/29/15	New Taiwan Dollar 605,350,000	United States Dollar 19,226,616	Citibank, N.A.	118,225	—	118,225

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
11/3/15	Euro 42,438,276	Polish Zloty 176,615,372	JPMorgan Chase Bank, N.A.	$29,712	$—	$29,712
11/3/15	Hungarian Forint 4,264,775,000	Euro 13,769,998	JPMorgan Chase Bank, N.A.	—	(83,822)	(83,822)
11/3/15	United States Dollar 1,441,975	Zambian Kwacha 11,560,600	Standard Chartered Bank	3,581	—	3,581
11/3/15	United States Dollar 1,441,794	Zambian Kwacha 11,434,000	Standard Chartered Bank	—	(12,068)	(12,068)
11/4/15	Euro 2,001,627	United States Dollar 2,215,801	Deutsche Bank AG	14,551	—	14,551
11/4/15	Euro 1,949,061	United States Dollar 2,143,967	Deutsche Bank AG	525	—	525
11/4/15	United States Dollar 4,714,498	Zambian Kwacha 38,095,500	Barclays Bank PLC	46,366	—	46,366
11/4/15	United States Dollar 4,714,356	Zambian Kwacha 38,092,000	Barclays Bank PLC	46,070	—	46,070
11/6/15	United States Dollar 1,103,987	Zambian Kwacha 8,762,300	Standard Chartered Bank	—	(10,098)	(10,098)
11/27/15	Euro 13,856,000	United States Dollar 16,597,890	HSBC Bank USA, N.A.	1,353,243	—	1,353,243
11/27/15	Euro 9,984,000	United States Dollar 12,564,864	Standard Chartered Bank	1,580,268	—	1,580,268
11/30/15	United States Dollar 827,484	Zambian Kwacha 6,413,000	Standard Chartered Bank	—	(36,264)	(36,264)
12/3/15	United States Dollar 833,801	Zambian Kwacha 6,537,000	ICBC Standard Bank plc	—	(28,462)	(28,462)
12/3/15	United States Dollar 1,389,642	Zambian Kwacha 10,867,000	ICBC Standard Bank plc	—	(50,859)	(50,859)
12/4/15	United States Dollar 791,226	Zambian Kwacha 6,132,000	Standard Chartered Bank	—	(36,149)	(36,149)
12/8/15	United States Dollar 833,761	Zambian Kwacha 6,495,000	ICBC Standard Bank plc	—	(35,542)	(35,542)
12/16/15	United States Dollar 2,060,300	Zambian Kwacha 16,298,000	Standard Chartered Bank	—	(65,079)	(65,079)
12/23/15	United States Dollar 466,416	Zambian Kwacha 3,722,000	Citibank, N.A.	—	(12,304)	(12,304)
12/28/15	United States Dollar 775,693	Zambian Kwacha 6,159,000	Standard Chartered Bank	—	(26,058)	(26,058)
1/11/16	United States Dollar 310,255	Zambian Kwacha 2,496,000	BNP Paribas	—	(8,492)	(8,492)
1/11/16	United States Dollar 833,846	Zambian Kwacha 7,046,000	ICBC Standard Bank plc	18,004	—	18,004
1/13/16	New Turkish Lira 37,911,000	United States Dollar 13,756,055	BNP Paribas	676,050	—	676,050
1/13/16	New Turkish Lira 57,899,235	United States Dollar 20,564,459	BNP Paribas	588,138	—	588,138
1/13/16	New Turkish Lira 14,607,000	United States Dollar 5,365,881	BNP Paribas	326,192	—	326,192
1/13/16	New Turkish Lira 29,723,500	United States Dollar 10,911,631	Standard Chartered Bank	656,466	—	656,466
1/13/16	United States Dollar 45,963,522	New Turkish Lira 112,747,140	Bank of America, N.A.	—	(7,063,645)	(7,063,645)
1/13/16	United States Dollar 11,219,986	New Turkish Lira 27,393,595	Deutsche Bank AG	—	(1,768,682)	(1,768,682)
1/14/16	United States Dollar 749,704	Zambian Kwacha 6,335,000	Standard Chartered Bank	15,090	—	15,090
1/15/16	United States Dollar 777,415	Zambian Kwacha 6,196,000	Citibank, N.A.	—	(29,760)	(29,760)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/19/16	United States Dollar 749,617	Zambian Kwacha 6,368,000	Standard Chartered Bank	$17,328	$—	$17,328
1/19/16	United States Dollar 3,102,603	Zambian Kwacha 25,325,000	Standard Chartered Bank	—	(52,525)	(52,525)
1/29/16	Euro 3,615,376	Serbian Dinar 462,948,912	Citibank, N.A.	161,770	—	161,770
1/29/16	Euro 1,307,376	Serbian Dinar 165,749,109	Citibank, N.A.	43,635	—	43,635
1/29/16	Euro 675,422	Serbian Dinar 85,576,000	Deutsche Bank AG	22,059	—	22,059
2/10/16	United States Dollar 2,078,966	Zambian Kwacha 16,683,700	Citibank, N.A.	—	(89,930)	(89,930)
3/2/16	United States Dollar 15,583,475	Yuan Renminbi Offshore 101,090,000	Deutsche Bank AG	394,741	—	394,741
3/2/16	United States Dollar 31,170,373	Yuan Renminbi Offshore 202,210,000	Goldman Sachs International	790,800	—	790,800
3/2/16	Yuan Renminbi Offshore 101,090,000	United States Dollar 16,002,849	Deutsche Bank AG	24,634	—	24,634
3/2/16	Yuan Renminbi Offshore 202,210,000	United States Dollar 32,012,982	Goldman Sachs International	51,809	—	51,809
3/7/16	United States Dollar 15,584,404	Yuan Renminbi Offshore 101,082,000	Bank of America, N.A.	385,924	—	385,924
3/7/16	United States Dollar 15,584,676	Yuan Renminbi Offshore 101,090,000	Citibank, N.A.	386,916	—	386,916
3/7/16	United States Dollar 15,252,178	Yuan Renminbi Offshore 98,918,000	Goldman Sachs International	376,251	—	376,251
3/7/16	Yuan Renminbi Offshore 101,082,000	United States Dollar 16,001,583	Bank of America, N.A.	31,255	—	31,255
3/7/16	Yuan Renminbi Offshore 101,090,000	United States Dollar 16,002,849	Citibank, N.A.	31,258	—	31,258
3/7/16	Yuan Renminbi Offshore 98,918,000	United States Dollar 15,657,776	Goldman Sachs International	29,347	—	29,347
3/10/16	United States Dollar 1,050,739	Zambian Kwacha 8,572,000	Standard Chartered Bank	—	(40,996)	(40,996)
3/14/16	United States Dollar 1,013,301	Zambian Kwacha 8,304,000	ICBC Standard Bank plc	—	(36,737)	(36,737)
3/14/16	United States Dollar 1,013,889	Zambian Kwacha 8,395,000	Standard Chartered Bank	—	(26,623)	(26,623)
3/24/16	United States Dollar 1,873,432	Zambian Kwacha 15,774,300	Barclays Bank PLC	—	(25,949)	(25,949)
4/4/16	Omani Rial 9,663,500	United States Dollar 25,000,000	Standard Chartered Bank	—	(26,329)	(26,329)
5/11/16	Omani Rial 10,079,000	United States Dollar 25,976,804	BNP Paribas	—	(108,115)	(108,115)
5/26/16	Omani Rial 9,697,750	United States Dollar 25,000,000	Standard Chartered Bank	—	(92,403)	(92,403)
6/8/16	Omani Rial 15,499,200	United States Dollar 40,000,000	Standard Chartered Bank	—	(95,278)	(95,278)
3/20/17	Omani Rial 9,685,000	United States Dollar 25,000,000	Standard Chartered Bank	28,973	—	28,973
5/31/17	Omani Rial 6,858,000	United States Dollar 17,562,100	Deutsche Bank AG	—	(106,359)	(106,359)
6/5/17	Omani Rial 9,788,750	United States Dollar 25,000,000	Standard Chartered Bank	—	(217,679)	(217,679)
6/5/17	Omani Rial 19,600,000	United States Dollar 50,000,000	Standard Chartered Bank	—	(493,323)	(493,323)

				$80,098,150	$(36,105,498)	$43,992,652

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/10/15	COP	68,550,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$23,518,682	$37,125
8/11/15	COP	69,294,700	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	23,773,942	37,672
8/18/15	COP	119,249,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	42,296,958	(37,016)
8/21/15	COP	255,623,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	90,509,181	(11,984)
9/3/15	COP	82,308,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	28,059,870	230,089
9/3/15	COP	17,893,200	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	6,123,140	26,489
9/3/15	COP	58,230,800	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	20,946,913	156,974
9/3/15	COP	35,348,700	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	12,696,934	111,588
9/16/15	COP	34,285,500	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	11,729,396	55,508
9/21/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	46,346,041	160,013
9/23/15	COP	46,660,200	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	15,977,392	61,435
9/23/15	COP	143,527,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	50,804,571	191,380
9/23/15	COP	102,982,300	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	41,849,790	616,619
9/30/15	COP	130,939,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	46,274,661	268,780

						$1,904,672

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
11/15	1,016 Brent Crude Oil	Short	$(60,796,414)	$(55,118,000)	$5,678,414
12/15	274 Gold	Short	(29,844,080)	(30,005,740)	(161,660)
Equity Futures
8/15	55 Hang Seng H-Shares Index	Long	3,996,750	3,940,675	(56,075)
8/15	3,279 SGX CNX Nifty Index	Long	55,442,731	56,210,658	767,927
9/15	442 E-mini S&P 500 Index	Short	(46,389,005)	(46,374,640)	14,365
9/15	86 Nikkei 225 Index	Long	8,877,350	8,847,679	(29,671)
9/15	4,518 SET50 Index	Short	(24,825,571)	(23,842,678)	982,893
9/15	487 TOPIX Index	Long	64,718,119	65,223,758	505,639

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
9/15	2,616 Euro-Bobl	Short	$(370,734,960)	$(374,383,700)	$(3,648,740)
9/15	287 Euro-Bund	Short	(48,268,959)	(48,666,559)	(397,600)
9/15	735 IMM 10-Year Interest Rate Swap	Long	72,060,209	70,714,277	(1,345,932)
9/15	234 Japan 10-Year Bond	Short	(276,873,740)	(278,587,163)	(1,713,423)
9/15	1,226 U.S. 2-Year Deliverable Interest Rate Swap	Short	(123,344,342)	(123,691,906)	(347,564)
9/15	1,368 U.S. 5-Year Deliverable Interest Rate Swap	Short	(138,444,525)	(140,113,125)	(1,668,600)
9/15	1,503 U.S. 5-Year Treasury Note	Short	(179,435,453)	(180,125,156)	(689,703)
9/15	3,412 U.S. 10-Year Deliverable Interest Rate Swap	Short	(347,361,711)	(354,101,625)	(6,739,914)
9/15	1,564 U.S. 10-Year Treasury Note	Short	(199,002,829)	(199,312,250)	(309,421)
9/15	106 U.S. 30-Year Deliverable Interest Rate Swap	Short	(10,605,885)	(11,153,188)	(547,303)
9/15	103 U.S. Long Treasury Bond	Short	(15,925,809)	(16,061,563)	(135,754)
3/17	4,775 CME 90-Day Eurodollar	Short	(1,173,131,161)	(1,176,380,937)	(3,249,776)

					$(13,091,898)

CME: Chicago Mercantile Exchange.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Hang Seng H-Shares Index: Hang Seng China Enterprises Index comprised of H-Shares listed on the Hong Kong Stock Exchange.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SET: Stock Exchange of India

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index for all companies listed on the First Section of the Tokyo Stock Exchange.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	1,555	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	9/16/17	$4,596
LCH.Clearnet(1)	EUR	1,572	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/16/17	4,791
LCH.Clearnet(1)	EUR	36,250	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	9/16/20	(355,480)
LCH.Clearnet(1)	EUR	14,060	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(346,081)
LCH.Clearnet	HUF	589,390	Pays	6-month HUF BUBOR	5.20		12/16/16	170,237
LCH.Clearnet	HUF	829,350	Pays	6-month HUF BUBOR	5.12		1/16/17	233,397
LCH.Clearnet	HUF	1,437,000	Receives	6-month HUF BUBOR	7.63		1/16/17	(657,979)
LCH.Clearnet	HUF	680,000	Pays	6-month HUF BUBOR	5.22		1/20/17	196,845
LCH.Clearnet	HUF	5,992,000	Receives	6-month HUF BUBOR	4.57		11/14/18	(2,445,823)
LCH.Clearnet	HUF	7,698,000	Receives	6-month HUF BUBOR	4.43		11/15/18	(3,000,684)
LCH.Clearnet	NZD	101,351	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,720,676
LCH.Clearnet	NZD	38,010	Pays	3-month NZD Bank Bill	4.02		11/27/17	636,836

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	71,019	Pays	3-month NZD Bank Bill	3.96%		11/28/17	$1,129,468
LCH.Clearnet	PLN	33,910	Pays	6-month PLN WIBOR	4.40		8/20/17	786,830
LCH.Clearnet	PLN	372,117	Pays	6-month PLN WIBOR	1.95		10/27/19	381,136
LCH.Clearnet	PLN	44,238	Pays	6-month PLN WIBOR	1.78		2/27/20	(205,581)
LCH.Clearnet	PLN	69,237	Pays	6-month PLN WIBOR	1.72		2/27/20	(368,031)
LCH.Clearnet	PLN	206,755	Pays	6-month PLN WIBOR	1.78		2/27/20	(953,521)
LCH.Clearnet		$8,043	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	70,302
LCH.Clearnet		$15,300	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	123,343
LCH.Clearnet(1)		$10,439	Pays	3-month USD-LIBOR-BBA	1.70		7/31/20	53,173
LCH.Clearnet		$15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	50,299
LCH.Clearnet		$19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	62,638
LCH.Clearnet		$13,918	Pays	3-month USD-LIBOR-BBA	2.10	(2)	7/27/22	105,670
LCH.Clearnet		$14,712	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	59,903
LCH.Clearnet(1)		$16,500	Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/16/25	(223,239)
LCH.Clearnet(1)		$18,928	Receives	3-month USD-LIBOR-BBA	3.00	(2)	9/18/45	(536,867)

								$(3,303,146)

EUR	-	Euro

HUF	-	Hungarian Forint

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	COP	64,526,440	Pays	Colombia IBR Overnight Interbank Rate	4.48%	11/10/16	$(4,899)
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	(14,090)
Bank of America, N.A.	COP	31,467,667	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	(7,653)
Bank of America, N.A.	COP	84,689,725	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(56,997)
Bank of America, N.A.	COP	67,751,790	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	(46,123)
Bank of America, N.A.	HUF	589,390	Receives	6-month HUF BUBOR	7.32	12/16/16	(259,011)
Bank of America, N.A.	HUF	2,409,000	Pays	6-month HUF BUBOR	5.13	12/21/16	680,939
Bank of America, N.A.	HUF	607,650	Pays	6-month HUF BUBOR	5.14	1/16/17	171,726
Bank of America, N.A.	MYR	46,640	Pays	3-month MYR KLIBOR	3.75	4/28/20	(209,031)
Bank of America, N.A.	MYR	21,630	Pays	3-month MYR KLIBOR	3.76	4/29/20	(95,216)
Bank of America, N.A.	MYR	28,090	Pays	3-month MYR KLIBOR	3.79	5/5/20	(111,336)
Bank of America, N.A.	PLN	31,619	Pays	6-month PLN WIBOR	4.34	7/30/17	414,165
Bank of America, N.A.	PLN	31,619	Receives	6-month PLN WIBOR	3.35	7/30/17	(253,118)
Bank of America, N.A.	PLN	14,470	Pays	6-month PLN WIBOR	3.83	11/14/17	263,329
Bank of America, N.A.	PLN	14,470	Receives	6-month PLN WIBOR	3.61	11/14/17	(238,118)
Bank of America, N.A.	PLN	102,310	Receives	6-month PLN WIBOR	3.52	11/16/17	(1,611,014)
Barclays Bank PLC	PLN	66,483	Pays	6-month PLN WIBOR	4.32	8/2/17	1,496,647
Barclays Bank PLC	PLN	28,300	Pays	6-month PLN WIBOR	4.35	8/27/17	645,980
Barclays Bank PLC	PLN	102,310	Pays	6-month PLN WIBOR	3.81	11/16/17	1,846,735

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	PLN	173,050	Pays	6-month PLN WIBOR	3.82%	11/19/17	$3,138,805
Barclays Bank PLC	PLN	173,050	Receives	6-month PLN WIBOR	3.53	11/19/17	(2,732,108)
Barclays Bank PLC	PLN	57,540	Pays	6-month PLN WIBOR	3.80	11/20/17	1,032,527
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(67,815)
BNP Paribas	CNY	155,510	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(52,655)
BNP Paribas	MYR	60,900	Pays	3-month MYR KLIBOR	3.76	4/28/20	(267,788)
BNP Paribas	MYR	42,400	Pays	3-month MYR KLIBOR	3.75	4/29/20	(187,842)
BNP Paribas	MYR	31,760	Pays	3-month MYR KLIBOR	3.75	4/30/20	(143,545)
BNP Paribas	PLN	69,044	Pays	6-month PLN WIBOR	4.25	8/7/17	1,516,388
BNP Paribas	PLN	69,044	Receives	6-month PLN WIBOR	3.60	8/7/17	(1,163,973)
BNP Paribas	PLN	15,700	Pays	6-month PLN WIBOR	3.85	11/13/17	288,918
BNP Paribas	PLN	15,700	Receives	6-month PLN WIBOR	3.38	11/13/17	(231,416)
BNP Paribas	PLN	76,000	Pays	6-month PLN WIBOR	3.83	11/14/17	1,383,059
BNP Paribas	PLN	2,200	Pays	6-month PLN WIBOR	3.81	11/20/17	39,650
BNP Paribas	PLN	2,200	Receives	6-month PLN WIBOR	3.60	11/20/17	(35,929)
Citibank, N.A.	MYR	42,530	Pays	3-month MYR KLIBOR	3.74	4/30/20	(194,048)
Citibank, N.A.	PLN	27,794	Pays	6-month PLN WIBOR	4.33	7/30/17	363,704
Citibank, N.A.	PLN	41,457	Pays	6-month PLN WIBOR	4.31	8/2/17	931,612
Citibank, N.A.	PLN	9,684	Pays	6-month PLN WIBOR	4.24	8/7/17	212,300
Citibank, N.A.	PLN	29,987	Pays	6-month PLN WIBOR	4.30	8/10/17	670,660
Citibank, N.A.	PLN	26,940	Pays	6-month PLN WIBOR	4.40	8/20/17	624,183
Citibank, N.A.	PLN	31,670	Pays	6-month PLN WIBOR	4.30	9/18/17	713,465
Citibank, N.A.	PLN	31,670	Receives	6-month PLN WIBOR	3.59	9/18/17	(534,975)
Citibank, N.A.	PLN	30,600	Pays	6-month PLN WIBOR	3.81	11/13/17	553,512
Citibank, N.A.	PLN	24,940	Pays	6-month PLN WIBOR	3.82	11/14/17	451,909
Citibank, N.A.	PLN	75,150	Pays	6-month PLN WIBOR	3.82	11/19/17	1,357,782
Citibank, N.A.	PLN	75,150	Receives	6-month PLN WIBOR	3.60	11/19/17	(1,228,857)
Deutsche Bank AG	BRL	87,307	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	88,926
Deutsche Bank AG	BRL	92,820	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	68,799
Deutsche Bank AG	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(135,516)
Deutsche Bank AG	CNY	156,128	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(67,592)
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(162,011)
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(98,346)
Deutsche Bank AG	PLN	19,510	Pays	6-month PLN WIBOR	3.79	11/16/17	349,106
Deutsche Bank AG	PLN	19,510	Receives	6-month PLN WIBOR	3.60	11/16/17	(319,739)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	2.15	6/28/20	(97,951)
Deutsche Bank AG	SAR	38,759	Receives	3-month Saudi Riyal Interbank Offered Rate	2.19	8/2/20	(65,163)
Deutsche Bank AG	SAR	58,140	Receives	3-month Saudi Riyal Interbank Offered Rate	2.13	8/2/20	(52,935)
Goldman Sachs International	BRL	259,485	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(1,650,935)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	BRL	299,451	Pays	Brazil CETIP Interbank Deposit Rate	12.08%	1/2/17	$(1,795,865)
Goldman Sachs International	BRL	149,601	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	478,123
Goldman Sachs International	BRL	267,610	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	604,672
Goldman Sachs International	BRL	415,918	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	1,291,925
Goldman Sachs International	BRL	542,992	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	1,206,290
Goldman Sachs International	BRL	61,202	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	1,347,716
Goldman Sachs International	BRL	70,793	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	1,782,987
Goldman Sachs International	CLP	2,945,882	Receives	6-month Sinacofi Chile Interbank Rate	3.76	12/9/19	15,424
Goldman Sachs International	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(135,516)
Goldman Sachs International	CNY	312,259	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(135,186)
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(105,311)
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(134,378)
Goldman Sachs International	MYR	60,910	Pays	3-month MYR KLIBOR	3.75	4/28/20	(272,986)
Goldman Sachs International	MYR	41,800	Pays	3-month MYR KLIBOR	3.80	5/5/20	(162,214)
Goldman Sachs International	PLN	20,449	Pays	6-month PLN WIBOR	4.35	8/1/17	465,181
Goldman Sachs International	PLN	37,986	Pays	6-month PLN WIBOR	3.80	11/20/17	681,640
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	(58,876)
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	(99,104)
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	(137,174)
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	(105,706)
HSBC Bank USA, N.A.	COP	47,836,915	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(32,195)
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(105,311)
JPMorgan Chase Bank, N.A.	HUF	2,409,000	Receives	6-month HUF BUBOR	7.36	12/21/16	(1,062,048)
JPMorgan Chase Bank, N.A.	HUF	1,991,000	Pays	6-month HUF BUBOR	5.09	1/20/17	557,528
JPMorgan Chase Bank, N.A.	HUF	2,671,000	Receives	6-month HUF BUBOR	7.75	1/20/17	(1,251,418)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	342,642
JPMorgan Chase Bank, N.A.	PLN	26,580	Pays	6-month PLN WIBOR	4.33	8/17/17	599,342
Morgan Stanley & Co. International PLC	COP	43,105,195	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	(2,158)
Morgan Stanley & Co. International PLC	COP	43,289,270	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	(8,287)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46%	6/24/17	$(132,756)
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(113,597)
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(134,053)

							$10,296,412

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

HUF	-	Hungarian Forint

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

SAR	-	Saudi Riyal

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$4,600	1.00	%(1)	6/20/17	1.17%	$(9,899)	$57,866	$47,967

Total		$4,600					$(9,899)	$57,866	$47,967

Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$3,910	1.00	%(1)	12/20/19	$152,099	$(104,585)	$47,514
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	435,252	(290,513)	144,739
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	246,630	(161,496)	85,134

Total						$833,981	$(556,594)	$277,387

Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	Barclays Bank PLC	$4,950	1.00	%(1)	3/20/20	1.69%	$(144,574)	$153,943	$9,369
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	1.69	(1,011,289)	1,074,485	63,196
Colombia	BNP Paribas	4,870	1.00	(1)	3/20/20	1.69	(142,238)	148,446	6,208

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Colombia	BNP Paribas	$2,920	1.00	%(1)	3/20/20	1.69%	$(85,284)	$89,148	$3,864
Colombia	BNP Paribas	2,000	1.00	(1)	3/20/20	1.69	(58,414)	60,244	1,830
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	1.69	(83,765)	86,648	2,883
Colombia	JPMorgan Chase Bank, N.A.	1,950	1.00	(1)	3/20/20	1.69	(56,953)	60,351	3,398
Dominican Republic	Barclays Bank PLC	9,060	1.00	(1)	3/20/16	2.41	(71,174)	110,780	39,606
Nigeria	Citibank, N.A.	5,060	3.50		6/20/16	2.64	57,856	5,510	63,366
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	1.08	(23,799)	152,304	128,505
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	1.08	(23,799)	75,005	51,206
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/15	0.77	7,995	2,495	10,490
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/15	0.77	34,339	10,586	44,925
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/15	0.77	10,429	3,370	13,799
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	1.26	(88,274)	279,062	190,788
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	1.26	(92,400)	152,316	59,916
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	1.26	(71,418)	104,939	33,521
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	1.26	(129,883)	161,201	31,318
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/15	0.77	17,209	12,159	29,368
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/15	0.77	24,274	8,782	33,056
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/15	0.77	14,835	5,322	20,157
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	1.20	(10,716)	51,010	40,294
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	1.26	(50,569)	124,004	73,435
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	1.26	(40,278)	92,105	51,827
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	1.26	(84,282)	214,180	129,898
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	1.26	(74,656)	160,514	85,858
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	1.26	(40,810)	120,004	79,194
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/15	0.77	34,339	12,442	46,781
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/15	0.77	21,121	17,009	38,130
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/15	0.77	15,643	6,170	21,813
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	1.26	(44,359)	151,939	107,580
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/15	0.77	17,926	8,168	26,094
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/15	0.77	7,888	3,698	11,586
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/15	0.77	7,995	2,636	10,631
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/15	0.77	2,079	873	2,952

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Deutsche Bank AG	$13,005	1.00	%(1)	12/20/15	0.77%	$26,285	$9,510	$35,795
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	1.26	(75,144)	263,860	188,716
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	1.26	(67,425)	213,153	145,728
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	1.26	(40,810)	100,073	59,263
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/15	0.77	35,036	13,306	48,342
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/15	0.77	16,209	6,393	22,602
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	1.26	(47,420)	158,187	110,767
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	1.38	(62,643)	90,841	28,198
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	1.26	(40,810)	137,952	97,142
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	1.26	(40,571)	99,486	58,915
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	1.38	(57,005)	85,913	28,908
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	1.26	(40,810)	116,392	75,582
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	1.20	(11,787)	54,588	42,801
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	1.26	(40,810)	114,584	73,774
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	1.26	(39,479)	74,347	34,868
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	1.26	(17,744)	26,132	8,388
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	1.38	(55,193)	81,611	26,418
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.58	(1,180,377)	1,076,548	(103,829)
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.58	(248,678)	226,803	(21,875)

Total		$654,961					$(4,144,182)	$6,671,527	$2,527,345

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	Barclays Bank PLC	$9,861	1.00	%(1)	12/20/18	$125,204	$(79,151)	$46,053
Bulgaria	BNP Paribas	4,574	1.00	(1)	6/20/18	36,747	(15,186)	21,561
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	65,670	(39,383)	26,287
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	45,632	(31,385)	14,247
Bulgaria	BNP Paribas	4,640	1.00	(1)	12/20/18	58,914	(32,678)	26,236
Bulgaria	Goldman Sachs International	6,470	1.00	(1)	9/20/18	64,182	(34,615)	29,567
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	114,272	(70,582)	43,690
Bulgaria	Goldman Sachs International	4,500	1.00	(1)	12/20/18	57,136	(35,987)	21,149
Chile	Barclays Bank PLC	5,660	1.00	(1)	6/20/20	(12,905)	64,335	51,430
Chile	Barclays Bank PLC	11,456	1.00	(1)	9/20/20	(6,588)	60,832	54,244
Chile	Goldman Sachs International	18,770	1.00	(1)	9/20/20	(10,795)	145,603	134,808
Chile	Goldman Sachs International	12,300	1.00	(1)	9/20/20	(7,074)	95,364	88,290
Chile	Goldman Sachs International	9,870	1.00	(1)	9/20/20	(5,676)	52,495	46,819
Chile	Goldman Sachs International	9,867	1.00	(1)	9/20/20	(5,675)	52,274	46,599
Chile	JPMorgan Chase Bank, N.A.	9,450	1.00	(1)	9/20/20	(5,435)	73,268	67,833
Chile	JPMorgan Chase Bank, N.A.	9,870	1.00	(1)	9/20/20	(5,676)	68,872	63,196
Chile	JPMorgan Chase Bank, N.A.	5,930	1.00	(1)	9/20/20	(3,410)	34,411	31,001
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(241,561)	(216,819)	(458,380)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(407,095)	(332,521)	(739,616)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(148,582)	(115,340)	(263,922)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(173,760)	(134,886)	(308,646)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	607,193	(604,182)	3,011
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	303,847	(302,355)	1,492
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	303,847	(302,713)	1,134
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	303,847	(311,131)	(7,284)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	38,026	(64,338)	(26,312)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	241,467	(389,407)	(147,940)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	185,535	(182,157)	3,378
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	157,302	(160,725)	(3,423)
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	201,669	(230,071)	(28,402)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	420,143	(478,653)	(58,510)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	28,519	(47,677)	(19,158)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	95,064	(162,600)	(67,536)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	72,845	(107,394)	(34,549)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	96,098	(141,649)	(45,551)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	101,721	(208,443)	(106,722)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	76,028	(145,233)	(69,205)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	377,862	(712,704)	(334,842)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	111,590	(110,486)	1,104
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	286,370	(296,362)	(9,992)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	672,229	(730,313)	(58,084)
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	73,512	(72,198)	1,314
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	12,295	(11,791)	504
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	7,795	(13,569)	(5,774)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	38,026	(63,737)	(25,711)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	127,223	(152,390)	(25,167)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	148,563	(151,795)	(3,232)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	229,230	(234,456)	(5,226)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	124,970	(123,147)	1,823
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	154,421	(316,432)	(162,011)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	84,485	(161,520)	(77,035)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	8,008	(31,575)	(23,567)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	26,333	(42,698)	(16,365)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	30,326	(52,581)	(22,255)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,500	1.00	%(1)	12/20/17	$47,532	$(80,778)	$(33,246)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	47,532	(82,341)	(34,809)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	73,129	(151,296)	(78,167)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	80,185	(159,998)	(79,813)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	179,677	(328,342)	(148,665)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	167,119	(341,380)	(174,261)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	118,639	(163,542)	(44,903)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	965,725	(1,426,368)	(460,643)
Egypt	Bank of America, N.A.	7,050	1.00	(1)	9/20/15	1,621	(9,247)	(7,626)
Egypt	Barclays Bank PLC	9,000	1.00	(1)	9/20/15	2,069	(11,805)	(9,736)
Egypt	Citibank, N.A.	3,050	1.00	(1)	12/20/15	8,104	(15,855)	(7,751)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	425,425	(246,572)	178,853
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	4,675	(2,846)	1,829
Egypt	Credit Suisse International	11,000	1.00	(1)	12/20/15	29,226	(53,570)	(24,344)
Egypt	Deutsche Bank AG	4,175	1.00	(1)	9/20/15	960	(7,026)	(6,066)
Egypt	Deutsche Bank AG	8,200	1.00	(1)	9/20/15	1,885	(10,981)	(9,096)
Egypt	Deutsche Bank AG	2,855	1.00	(1)	12/20/15	7,585	(13,501)	(5,916)
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	476,849	(245,746)	231,103
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	430,100	(250,468)	179,632
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	425,425	(248,078)	177,347
Egypt	Goldman Sachs International	9,700	1.00	(1)	9/20/15	2,230	(13,386)	(11,156)
Guatemala	Citibank, N.A.	18,256	1.00	(1)	9/20/20	1,683,329	(720,518)	962,811
Lebanon	Barclays Bank PLC	5,000	1.00	(1)	12/20/15	1,999	(34,099)	(32,100)
Lebanon	Citibank, N.A.	6,000	1.00	(1)	9/20/15	(3,445)	(16,383)	(19,828)
Lebanon	Citibank, N.A.	15,000	1.00	(1)	9/20/15	(8,612)	(38,039)	(46,651)
Lebanon	Credit Suisse International	5,000	1.00	(1)	9/20/15	(2,871)	(12,702)	(15,573)
Lebanon	Credit Suisse International	4,450	1.00	(1)	12/20/15	1,780	(29,230)	(27,450)
Lebanon	Credit Suisse International	5,000	1.00	(1)	12/20/15	1,999	(33,695)	(31,696)
Lebanon	Credit Suisse International	8,300	1.00	(1)	12/20/15	3,319	(54,640)	(51,321)
Lebanon	Credit Suisse International	22,710	1.00	(1)	12/20/15	9,081	(156,710)	(147,629)
Lebanon	Deutsche Bank AG	6,700	1.00	(1)	9/20/15	(3,847)	(15,153)	(19,000)
Lebanon	Deutsche Bank AG	3,085	1.00	(1)	12/20/15	1,234	(21,176)	(19,942)
Lebanon	Deutsche Bank AG	5,000	1.00	(1)	12/20/15	1,999	(34,502)	(32,503)
Lebanon	Deutsche Bank AG	6,890	1.00	(1)	12/20/15	2,755	(47,100)	(44,345)
Lebanon	Goldman Sachs International	3,600	1.00	(1)	9/20/15	(2,067)	(9,146)	(11,213)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	975,469	(1,510,674)	(535,205)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(505,860)	288,856	(217,004)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(468,818)	247,599	(221,219)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	44,251	(85,050)	(40,799)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(618,336)	102,307	(516,029)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	516,919	(714,382)	(197,463)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	142,977	(207,264)	(64,287)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	152,143	(190,024)	(37,881)
Mexico	Deutsche Bank AG	6,900	1.00	(1)	6/20/22	252,960	(311,455)	(58,495)
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	524,251	(670,786)	(146,535)
Philippines	Bank of America, N.A.	9,300	1.00	(1)	9/20/15	(20,210)	(5,628)	(25,838)
Philippines	Deutsche Bank AG	9,500	1.00	(1)	9/20/15	(20,645)	(7,202)	(27,847)
Philippines	Deutsche Bank AG	10,000	1.00	(1)	9/20/15	(21,731)	(7,428)	(29,159)
Philippines	Goldman Sachs International	7,200	1.00	(1)	9/20/15	(15,646)	(4,183)	(19,829)
Philippines	HSBC Bank USA, N.A.	4,400	1.00	(1)	9/20/15	(9,562)	(3,121)	(12,683)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(21,731)	(8,192)	(29,923)
Philippines	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(21,731)	(8,674)	(30,405)
Philippines	Standard Chartered Bank	10,000	1.00	(1)	9/20/15	(21,731)	(8,065)	(29,796)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Poland	Bank of America, N.A.	$8,500	1.00	%(1)	9/20/19	$(171,913)	$118,087	$(53,826)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(175,936)	130,567	(45,369)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(88,181)	64,072	(24,109)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(303,377)	220,473	(82,904)
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(19,315)	13,677	(5,638)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(39,409)	33,485	(5,924)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(39,409)	31,546	(7,863)
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(301,874)	146,821	(155,053)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(87,180)	42,640	(44,540)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	(53,197)	32,300	(20,897)
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	(60,647)	25,175	(35,472)
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	(151,428)	11,222	(140,206)
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(39,478)	23,708	(15,770)
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(148,647)	116,842	(31,805)
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(39,478)	22,345	(17,133)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(90,341)	51,134	(39,207)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(50,473)	28,582	(21,891)
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(100,486)	47,900	(52,586)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	(31,251)	(10,607)	(41,858)
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	(16,711)	2,417	(14,294)
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(41,984)	22,438	(19,546)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(37,565)	31,961	(5,604)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(46,092)	25,326	(20,766)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(75,683)	47,905	(27,778)
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(31,660)	15,471	(16,189)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(79,380)	40,016	(39,364)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	(52,026)	30,135	(21,891)
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	(78,093)	(26,859)	(104,952)
Russia	JPMorgan Chase Bank, N.A.	16,870	1.00	(1)	6/20/18	864,198	(175,102)	689,096
Russia	JPMorgan Chase Bank, N.A.	8,550	1.00	(1)	6/20/18	437,990	(80,076)	357,914
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(1,007,676)	841,862	(165,814)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	246,203	(128,219)	117,984
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	303,530	(125,434)	178,096
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,007,777	(352,698)	655,079
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	306,070	(117,494)	188,576
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,666,292	(1,480,909)	1,185,383
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,896,819	(1,166,764)	730,055
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,466,096	(861,042)	605,054
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,812,132	(1,402,466)	409,666
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	246,203	(148,217)	97,986
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	221,294	(92,629)	128,665
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	221,294	(105,497)	115,797
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	221,294	(150,916)	70,378
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	493,989	(444,042)	49,947
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	653,339	(482,149)	171,190
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	712,384	(248,392)	463,992
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	435,379	(160,902)	274,477
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	988,022	(656,544)	331,478

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$9,080	1.00	%(1)	9/20/22	$826,842	$(589,305)	$237,537
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,532,572	(1,029,952)	502,620
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	988,022	(674,566)	313,456
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	225,720	(103,614)	122,106
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	203,591	(113,695)	89,896
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	246,994	(163,318)	83,676
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	493,989	(433,441)	60,548
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,007,777	(374,992)	632,785
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	619,851	(297,895)	321,956
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	459,105	(179,521)	279,584
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	910,619	(731,798)	178,821
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	680,561	(365,308)	315,253
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	303,530	(124,301)	179,229
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	299,447	(148,938)	150,509
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	78,945	(39,303)	39,642
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	771,403	(280,314)	491,089
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,542,588	(1,191,608)	350,980
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,384,141	(1,064,629)	319,512
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,028,241	(381,190)	647,051
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	475,713	(179,215)	296,498
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	973,452	(728,746)	244,706
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	764,648	(575,620)	189,028
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	695,828	(503,024)	192,804
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	203,215	(145,039)	58,176
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	179,377	(153,647)	25,730
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	225,720	(101,792)	123,928
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	221,294	(103,366)	117,928
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	230,146	(148,559)	81,587
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	246,994	(157,842)	89,152
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	246,994	(223,784)	23,210
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	810,451	(534,315)	276,136
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	364,248	(221,338)	142,910
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	673,714	(499,130)	174,584
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(126,767)	(176,033)	(302,800)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(57,826)	(296,827)	(354,653)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(104,893)	(63,455)	(168,348)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(84,511)	(415,932)	(500,443)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(57,147)	(371,722)	(428,869)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(29,742)	(258,751)	(288,493)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(280,525)	(2,477,406)	(2,757,931)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(23,003)	(65,435)	(88,438)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(104,893)	(144,893)	(249,786)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(38,551)	(145,410)	(183,961)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(84,650)	(110,417)	(195,067)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(84,511)	(260,962)	(345,473)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Deutsche Bank AG	$13,950	1.00	%(1)	6/20/20	$(117,893)	$(483,002)	$(600,895)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(81,158)	(614,670)	(695,828)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(151,381)	(1,336,894)	(1,488,275)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(42,256)	(209,651)	(251,907)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(65,867)	(437,575)	(503,442)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(38,551)	(141,587)	(180,138)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(115,652)	(841,489)	(957,141)
Thailand	Bank of America, N.A.	4,000	1.00	(1)	9/20/15	(8,696)	(769)	(9,465)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(46,378)	—	(46,378)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(19,830)	—	(19,830)
Thailand	Credit Suisse International	5,000	1.00	(1)	9/20/15	(10,871)	(1,343)	(12,214)
Thailand	Goldman Sachs International	4,700	1.00	(1)	9/20/15	(10,218)	(841)	(11,059)
Thailand	Goldman Sachs International	9,000	1.00	(1)	9/20/15	(19,567)	(1,613)	(21,180)
Thailand	HSBC Bank USA, N.A.	10,000	1.00	(1)	9/20/15	(21,741)	(1,792)	(23,533)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(10,871)	(895)	(11,766)
Thailand	Standard Chartered Bank	5,000	1.00	(1)	9/20/15	(10,871)	(1,280)	(12,151)
Tunisia	Barclays Bank PLC	7,030	1.00	(1)	9/20/17	155,868	(269,426)	(113,558)
Tunisia	Citibank, N.A.	3,990	1.00	(1)	9/20/17	88,466	(164,364)	(75,898)
Tunisia	Deutsche Bank AG	7,390	1.00	(1)	6/20/17	136,456	(233,082)	(96,626)
Tunisia	Deutsche Bank AG	13,700	1.00	(1)	6/20/17	252,969	(409,362)	(156,393)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	148,552	(232,478)	(83,926)
Tunisia	Goldman Sachs International	7,430	1.00	(1)	9/20/17	164,737	(271,355)	(106,618)
Tunisia	Goldman Sachs International	6,700	1.00	(1)	9/20/17	148,552	(257,409)	(108,857)
Tunisia	JPMorgan Chase Bank, N.A.	8,770	1.00	(1)	9/20/17	194,447	(353,471)	(159,024)
Tunisia	Morgan Stanley & Co. International PLC	2,000	1.00	(1)	6/20/17	36,930	(63,036)	(26,106)
Tunisia	Nomura International PLC	5,700	1.00	(1)	12/20/17	156,151	(278,597)	(122,446)

						$42,616,683	$(45,952,326)	$(3,335,643)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $659,561,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	3-month USD-LIBOR-BBA on USD 14,619,061 plus TRY 26,000,000	6.97% on TRY 26,000,000 plus USD 14,619,061	8/18/11/ 8/18/21	$5,834,316
Barclays Bank PLC	3-month USD-LIBOR-BBA on USD 40,080,160 plus TRY 60,000,000	8.25% on TRY 60,000,000 plus USD 40,080,160	8/11/10/ 8/11/20	18,017,871
Barclays Bank PLC	3-month USD-LIBOR-BBA on USD 16,650,318 plus TRY 25,350,110	8.32% on TRY 25,350,110 plus USD 16,650,318	8/16/10/ 8/16/20	7,311,658
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 16,700,067 plus TRY 25,000,000	8.20% on TRY 25,000,000 plus USD 16,700,067	8/11/10/ 8/11/20	7,529,798
Citibank, N.A.	3-month USD-LIBOR-BBA on USD 2,448,998 plus TRY 3,908,602	8.23% on TRY 3,908,602 plus USD 2,448,998	2/25/11/ 2/25/21	1,099,711
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 14,860,702 plus TRY 22,253,902	8.26% on TRY 22,253,902 plus USD 14,860,702	8/11/10/ 8/11/20	6,673,853
Deutsche Bank AG	3-month USD-LIBOR-BBA on USD 8,995,784 plus TRY 14,321,288	8.20% on TRY 14,321,288 plus USD 8,995,784	2/24/11/ 2/24/21	4,057,614
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 297,341,420 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	15,957
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	(13,571)
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 281,690,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(19,843)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(13,433)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	(14,911)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 300,890,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	(21,644)

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 300,900,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	$(214,015)
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 18,012,008 plus TRY 27,000,000	8.29% on TRY 27,000,000 plus USD 18,012,008	8/11/10/ 8/11/20	8,064,649
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 13,333,333 plus TRY 20,000,000	8.36% on TRY 20,000,000 plus USD 13,333,333	8/11/10/ 8/11/20	5,939,881
JPMorgan Chase Bank, N.A.	3-month USD-LIBOR-BBA on USD 5,610,195 plus TRY 10,000,173	6.96% on TRY 10,000,173 plus USD 5,610,195	8/18/11/ 8/18/21	2,233,368
JPMorgan Chase Bank, N.A.	10.76% on TRY 52,047,000 plus USD 24,435,211	3-month USD-LIBOR-BBA on USD 24,435,211 plus TRY 52,047,000	4/8/14/ 4/8/16	(5,004,164)

				$61,477,095

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
Goldman Sachs International	CLF	74	CLP	1,807,826	6-month Sinacofi Chile Interbank Rate	1.17%	12/9/19	$72,657

								$72,657

								Net Unrealized Appreciation (Depreciation)
								$61,549,752

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Written options activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Premiums Received
Outstanding, beginning of period	959	AUD	—	CAD	—	CNH	1,925,000	EUR134,142	GBP	57,668	JPY	14,321,055	$23,707,575
Options written	603		230,416		88,807		—	378,919		61,337		13,536,360	63,941,223
Options exercised			(230,416)		(88,807)		(803,623)	(288,932)		—		(19,473,015)	(37,814,985)
Option expired	(959)		—		—		(1,121,377)	—		(57,668)		—	(8,293,966)

Outstanding, end of period	603	AUD	—	CAD	—	CNH	—	EUR224,129	GBP	61,337	JPY	8,384,400	$41,539,847

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts, equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$5,678,414	$(161,660)

Total		$5,678,414	$(161,660)

Credit	Credit Default Swaps	$51,076,926	$(12,604,425)
Credit	Credit Default Swaps (Centrally Cleared)*	325,354	—

Total		$51,402,280	$(12,604,425)

Equity Price	Futures Contracts*	$2,270,824	$(85,746)
Equity Price	Options Purchased	14,675,740	—
Equity Price	Options Written	—	(14,278,029)

Total		$16,946,564	$(14,363,775)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$44,666,756	$—
Foreign Exchange	Currency Options Written	—	(34,513,965)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	80,098,150	(36,105,498)

Total		$124,764,906	$(70,619,463)

Interest Rate	Cross-Currency Swaps	$66,851,333	$(5,301,581)
Interest Rate	Futures Contracts*	—	(20,793,730)
Interest Rate	Interest Rate Swaps	28,678,296	(18,381,884)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	5,790,140	(9,093,286)
Interest Rate	Non-deliverable Bond Forward Contracts	1,953,672	(49,000)

Total		$103,273,441	$(53,619,481)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts in the Futures Contracts and the Centrally Cleared Swaps Contracts tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	5/7/15	On Demand	(0.75)%	$5,531,288	$5,531,288
Barclays Bank PLC	6/17/15	On Demand	(0.25)	1,986,050	1,986,050
Barclays Bank PLC	7/23/15	On Demand	(1.00)	7,043,431	7,043,431
Barclays Bank PLC	7/31/15	On Demand	(1.00)	4,577,725	4,577,725
Citibank, N.A.	5/13/15	On Demand	(1.00)	2,640,820	2,640,820
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	(0.35)	11,019,914	11,019,914
JPMorgan Chase Bank, N.A.	7/8/15	On Demand	(0.35)	1,811,601	1,811,601
JPMorgan Chase Bank, N.A.	7/29/15	On Demand	(0.25)	15,404,602	15,404,602

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,886,495,771

Gross unrealized appreciation	$80,519,572
Gross unrealized depreciation	(339,101,400)

Net unrealized depreciation	$(258,581,828)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Foreign Government Bonds	$—	$2,690,635,078		$—	$2,690,635,078
Foreign Corporate Bonds	—	101,080,395		—	101,080,395
Senior Floating-Rate Interests	—	12,061,812		—	12,061,812
Sovereign Loans (Less Unfunded Loan Commitments)	—	—		12,824,321	12,824,321
Corporate Bonds & Notes	—	607,849		—	607,849
Collateralized Mortgage Obligations	—	50,397,068		—	50,397,068
Mortgage Pass-Throughs	—	560,401,060		—	560,401,060
U.S. Treasury Obligations	—	31,694,214		—	31,694,214
Common Stocks	—	38,345,838	**	—	38,345,838
Investment Funds	—	11,832,554		—	11,832,554
Precious Metals	24,566,467	—		—	24,566,467
Currency Call Options Purchased	—	1,903,339		—	1,903,339
Currency Put Options Purchased	—	42,763,417		—	42,763,417
Call Options Purchased	—	14,675,740		—	14,675,740
Short-Term Investments
Foreign Government Securities	—	175,737,316		—	175,737,316
U.S. Treasury Obligations	—	25,998,154		—	25,998,154
Repurchase Agreements	—	21,006,819		—	21,006,819
Other	—	761,703,037		—	761,703,037
Total Investments	$24,566,467	$4,540,843,690		$12,824,321	$4,578,234,478
Forward Foreign Currency Exchange Contracts	$—	$80,098,150		$—	$80,098,150
Non-deliverable Bond Forward Contracts	—	1,953,672		—	1,953,672
Futures Contracts	5,692,779	2,256,459		—	7,949,238
Swap Contracts	—	153,230,676		—	153,230,676
Total	$30,259,246	$4,778,382,647		$12,824,321	$4,821,466,214

Liability Description	Level 1	Level 2	Level 3*	Total
Currency Put Options Written	$—	$(34,513,965)	$—	$(34,513,965)
Call Options Written	—	(14,278,029)	—	(14,278,029)
Securities Sold Short	—	(19,530,252)	—	(19,530,252)
Forward Foreign Currency Exchange Contracts	—	(36,105,498)	—	(36,105,498)
Non-deliverable Bond Forward Contracts	—	(49,000)	—	(49,000)
Futures Contracts	(20,955,390)	(85,746)	—	(21,041,136)
Swap Contracts	—	(45,391,075)	—	(45,391,075)
Total	$(20,955,390)	$(149,953,565)	$—	$(170,908,955)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Macro Capital Opportunities Fund

July 31, 2015 (Unaudited)

Eaton Vance Global Macro Capital Opportunities Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $119,627,058 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below. The Fund commenced operations on November 3, 2014.

Global Macro Capital Opportunities Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.7%

Security	Shares	Value
Argentina — 1.7%
Banco Macro SA, Class B ADR	11,900	$508,249
BBVA Banco Frances SA ADR	13,300	198,702
Cresud SA ADR(1)	7,800	87,984
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	5,400	69,660
Grupo Financiero Galicia SA, Class B ADR	25,200	473,508
IRSA Inversiones y Representaciones SA ADR	4,800	81,168
Pampa Energia SA ADR(1)	8,400	128,100
Telecom Argentina SA ADR	29,300	469,093
Transportadora de Gas del Sur SA ADR	16,700	68,804

		$2,085,268

Botswana — 1.1%
Barclays Bank of Botswana, Ltd.	343,800	$149,040
Botswana Insurance Holdings, Ltd.	259,400	364,033
Engen Botswana, Ltd.	177,211	143,031
First National Bank of Botswana, Ltd.	710,000	274,678
Letshego Holdings, Ltd.	1,188,500	412,959

		$1,343,741

Brazil — 8.4%
AMBEV SA	169,200	$961,647
Banco Bradesco SA	34,300	277,089
Banco Bradesco SA, PFC Shares	92,500	736,985
Banco do Brasil SA	41,200	265,325
Banco Santander Brasil SA	12,700	59,347
BB Seguridade Participacoes SA	31,400	295,755
BM&F Bovespa SA	85,800	261,614
BR Malls Participacoes SA	25,300	94,950
BRF - Brazil Foods SA	25,725	539,977
CCR SA	47,900	212,923
CETIP SA - Mercados Organizados	12,105	125,365
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	7,500	164,284
Cia de Saneamento Basico do Estado de Sao Paulo	17,200	87,759
Cia Energetica de Minas Gerais SA, PFC Shares	39,700	109,455
Cia Energetica de Sao Paulo, Class B, PFC Shares	11,400	63,693
Cia Paranaense de Energia-Copel, PFC Shares	6,300	64,915
Cia Siderurgica Nacional SA	37,900	47,929
Cielo SA	35,320	451,100
Cosan SA Industria e Comercio	4,000	24,299
CPFL Energia SA	11,739	66,101
Embraer SA	32,100	224,066
Estacio Participacoes SA	16,900	70,089
Fibria Celulose SA	11,400	151,625
Gerdau SA, PFC Shares	41,000	70,649
Hypermarcas SA(1)	19,900	117,751
Itau Unibanco Holding SA, PFC Shares	108,790	955,739
Itausa-Investimentos Itau SA, PFC Shares	143,526	352,113
JBS SA	35,000	157,523
Klabin SA	23,800	147,570
Kroton Educacional SA	57,900	162,339
Localiza Rent a Car SA	8,400	68,938
Lojas Americanas SA, PFC Shares	26,000	130,913

1

Security	Shares	Value
Lojas Renner SA	5,900	$187,634
M Dias Branco SA	2,200	49,668
Multiplan Empreendimentos Imobiliarios SA	5,000	68,123
Natura Cosmeticos SA	9,200	68,410
Petroleo Brasileiro SA	20,000	67,641
Petroleo Brasileiro SA, PFC Shares	27,950	85,712
Porto Seguro SA	6,800	77,315
Qualicorp SA	12,500	74,293
Raia Drogasil SA	9,900	125,805
Souza Cruz SA	18,700	132,661
Suzano Papel e Celulose SA, PFC Shares	17,200	84,344
Telefonica Brasil SA, PFC Shares	14,500	191,120
Tim Participacoes SA	39,000	106,955
Totvs SA	6,700	68,606
Tractebel Energia SA	8,000	84,697
Ultrapar Participacoes SA	10,100	207,283
Vale SA	56,625	295,533
Vale SA, PFC Shares	79,250	339,086
Weg SA	28,000	153,741

		$9,988,454

China — 11.7%
58.com, Inc. ADR(1)	500	$29,695
AAC Technologies Holdings, Inc.	14,000	79,368
Agricultural Bank of China, Ltd., Class H	383,000	172,773
Air China, Ltd., Class H	56,000	56,029
Anhui Conch Cement Co., Ltd., Class H	24,000	74,700
ANTA Sports Products, Ltd.	26,000	66,847
Autohome, Inc. ADR(1)	700	27,153
Bank of China, Ltd., Class H	1,266,000	690,158
Bank of Communications, Ltd., Class H	150,000	131,844
Beijing Enterprises Holdings, Ltd.	11,500	84,622
Beijing Enterprises Water Group, Ltd.(1)	98,000	73,152
Belle International Holdings, Ltd.	85,000	88,591
Bitauto Holdings, Ltd. ADR(1)	300	11,736
Brilliance China Automotive Holdings, Ltd.	56,000	74,324
BYD Co., Ltd., Class H	14,500	63,755
CGN Power Co., Ltd.(2)	155,000	68,126
China Cinda Asset Management Co., Ltd., Class H(1)	147,000	65,753
China CITIC Bank Corp., Ltd., Class H(1)	146,000	104,258
China Communications Construction Co., Ltd., Class H	80,000	102,685
China Construction Bank Corp., Class H	1,320,000	1,075,110
China Everbright International, Ltd.	52,000	79,488
China Everbright, Ltd.	24,000	58,288
China Galaxy Securities Co., Ltd., Class H	47,500	42,809
China Gas Holdings, Ltd.	42,000	73,855
China Life Insurance Co., Ltd., Class H	120,000	441,216
China Longyuan Power Group Corp., Ltd., Class H	65,000	74,469
China Mengniu Dairy Co., Ltd.	24,000	108,817
China Merchants Bank Co., Ltd., Class H	76,000	196,322
China Merchants Holdings (International) Co., Ltd.	22,000	80,702
China Minsheng Banking Corp., Ltd., Class H	103,500	116,090
China Mobile, Ltd.	97,500	1,273,839
China National Building Material Co., Ltd., Class H	64,000	48,426
China Oilfield Services, Ltd., Class H	40,000	49,072
China Overseas Land & Investment, Ltd.	64,000	201,134
China Pacific Insurance (Group) Co., Ltd., Class H	44,200	185,286
China Petroleum & Chemical Corp., Class H	406,000	305,481
China Pharmaceutical Group, Ltd.	84,000	77,110
China Railway Construction Corp., Ltd., Class H	46,500	60,534
China Railway Group, Ltd., Class H	86,000	73,351
China Resources Enterprise, Ltd.	24,000	77,855
China Resources Gas Group, Ltd.	20,000	61,102

2

Security	Shares	Value
China Resources Land, Ltd.	47,777	$134,169
China Resources Power Holdings Co., Ltd.	36,000	92,468
China Shenhua Energy Co., Ltd., Class H	59,500	113,019
China State Construction International Holdings, Ltd.	42,000	65,381
China Taiping Insurance Holdings Co., Ltd.(1)	29,400	87,308
China Telecom Corp., Ltd., Class H	240,000	134,217
China Unicom (Hong Kong), Ltd.	102,000	142,633
China Vanke Co., Ltd., Class H	26,700	63,496
CITIC Securities Co., Ltd., Class H	28,000	76,891
CITIC, Ltd.	44,000	78,800
CNOOC, Ltd.	291,000	356,354
Cosco Pacific, Ltd.	40,000	52,410
Country Garden Holdings Co., Ltd.	146,000	57,027
CRRC Corp., Ltd., Class H	79,750	100,575
Ctrip.com International, Ltd. ADR(1)	1,800	128,844
Dongfeng Motor Group Co., Ltd., Class H	54,000	62,047
Evergrande Real Estate Group, Ltd.	129,000	85,227
Geely Automobile Holdings, Ltd.	115,000	48,285
Great Wall Motor Co., Ltd., Class H	19,000	62,900
Guangdong Investment, Ltd.	56,000	75,651
Haier Electronics Group Co., Ltd.	29,000	68,369
Haitong Securities Co., Ltd., Class H	36,000	65,507
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hengan International Group Co., Ltd.	3,500	39,011
Huaneng Power International, Inc., Class H	68,000	82,489
Industrial & Commercial Bank of China, Ltd., Class H	1,173,000	805,837
JD.com, Inc. ADR(1)	8,700	287,361
Jumei International Holding, Ltd. ADR(1)	1,600	29,936
Kunlun Energy Co., Ltd.	66,000	62,899
Lenovo Group, Ltd.	114,000	123,411
NetEase, Inc. ADR	700	97,041
New Oriental Education & Technology Group, Inc. ADR(1)	1,600	35,840
People’s Insurance Co. Group of China, Ltd., Class H	129,000	67,041
PetroChina Co., Ltd., Class H	346,000	339,971
PICC Property & Casualty Co., Ltd., Class H	60,000	124,068
Ping An Insurance (Group) Co. of China, Ltd., Class H	84,000	482,841
Qihoo 360 Technology Co., Ltd. ADR(1)	1,000	62,010
Semiconductor Manufacturing International Corp.(1)	689,000	61,911
Shanghai Electric Group Co., Ltd., Class H	14,000	8,661
Shenzhou International Group Holdings, Ltd.	12,000	62,792
Shimao Property Holdings, Ltd.	30,500	54,694
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	119,000	33,847
SINA Corp.(1)	800	32,488
Sino Biopharmaceutical, Ltd.	60,000	69,551
Sino-Ocean Land Holdings, Ltd.	76,000	52,386
Sinopharm Group Co., Ltd., Class H	22,400	86,145
SouFun Holdings, Ltd. ADR	2,800	18,676
Tencent Holdings, Ltd.	80,800	1,502,234
Tingyi (Cayman Islands) Holding Corp.	38,000	73,124
Vipshop Holdings, Ltd. ADR(1)	2,800	54,572
Want Want China Holdings, Ltd.	106,000	110,092
Youku Tudou, Inc. ADR(1)	1,600	31,040
YY, Inc. ADR(1)	400	23,644
Zhuzhou CSR Times Electric Co., Ltd., Class H	11,000	74,574

		$13,967,690

Georgia — 1.6%
Bank of Georgia Holdings PLC	39,800	$1,238,629
TBC Bank JSC GDR(4)	72,600	704,147

		$1,942,776

3

Security	Shares	Value
Hong Kong — 0.1%
ENN Energy Holdings, Ltd.	14,000	$92,819
Fosun International, Ltd.	39,000	82,161

		$174,980

India — 11.1%
Adani Enterprises, Ltd.	5,100	$6,911
Adani Ports and Special Economic Zone, Ltd.	32,802	166,348
Adani Power, Ltd.(1)	9,483	4,049
Adani Transmissions, Ltd.(1)	5,100	2,195
Ambuja Cements, Ltd.	36,700	133,348
Apollo Hospitals Enterprise, Ltd.	4,400	93,617
Asian Paints, Ltd.	14,700	202,353
Aurobindo Pharma, Ltd.	13,400	158,153
Bajaj Auto, Ltd.	4,500	177,006
Bharat Heavy Electricals, Ltd.	31,400	136,146
Bharat Petroleum Corp., Ltd.	9,200	133,892
Bosch, Ltd.(1)	400	155,304
Cairn India, Ltd.	25,000	67,343
Cipla, Ltd.	17,400	192,303
Coal India, Ltd.	35,800	245,498
Dabur India, Ltd.	27,700	126,970
Dr. Reddy’s Laboratories, Ltd.	5,700	364,040
GAIL (India), Ltd.	17,600	97,386
Godrej Consumer Products, Ltd.	6,300	134,884
HCL Technologies, Ltd.	24,700	385,409
Hero MotoCorp, Ltd.	2,800	117,299
Hindalco Industries, Ltd.	57,500	94,187
Hindustan Unilever, Ltd.	36,800	529,266
Housing Development Finance Corp., Ltd.	34,400	716,899
ICICI Bank, Ltd.	53,000	249,488
Idea Cellular, Ltd.	56,100	151,495
IndusInd Bank, Ltd.(1)	13,800	212,913
Infosys, Ltd.	87,600	1,475,456
ITC, Ltd.	108,700	551,822
Kotak Mahindra Bank, Ltd.	16,400	177,933
Larsen & Toubro, Ltd.	15,400	429,662
LIC Housing Finance, Ltd.	14,800	115,070
Mahindra & Mahindra, Ltd.	16,900	357,687
MM Forgings, Ltd.	21,000	220,663
Motherson Sumi Systems, Ltd.	11,500	62,209
Motherson Sumi Systems, Ltd.	5,750	31,132
Nestle India, Ltd.	1,200	118,792
NTPC, Ltd.	57,400	121,274
Oil & Natural Gas Corp., Ltd.	38,000	161,486
Reliance Industries, Ltd.	60,700	947,428
Rural Electrification Corp., Ltd.	16,100	68,009
Shriram Transport Finance Co., Ltd.	7,700	107,595
Siemens India, Ltd.	3,900	88,534
State Bank of India	72,100	302,489
Sun Pharmaceutical Industries, Ltd.	39,920	511,118
Tata Consultancy Services, Ltd.	23,000	900,159
Tata Motors, Ltd.(1)	38,900	232,761
Tata Power Co., Ltd.	64,100	68,365
Tata Steel, Ltd.	16,600	63,675
Tech Mahindra, Ltd.	12,200	100,612
UltraTech Cement, Ltd.	2,000	98,118
United Spirits, Ltd.(1)	2,300	133,105
Vedanta, Ltd.	59,200	119,743
Wipro, Ltd.	31,000	276,147
Yes Bank, Ltd.	13,500	174,420
Zee Entertainment Enterprises, Ltd.	27,600	172,030

		$13,242,196

4

Security	Shares	Value
Jordan — 0.1%
Arab Pesticides & Veterinary Drugs Manufacturing Co.(1)	43,085	$113,163
United Cable Industries Co.(1)	86,908	57,558

		$170,721

Kazakhstan — 3.5%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	123,350	$1,004,069
Halyk Savings Bank of Kazakhstan JSC GDR(4)	68,300	555,416
KAZ Minerals PLC(1)	225,225	568,558
KazMunaiGas Exploration Production GDR(4)	159,909	1,402,725
Kcell JSC GDR(4)	91,042	626,242

		$4,157,010

Kenya — 1.4%
ARM Cement, Ltd.	96,800	$59,615
British-American Investments Co. Kenya, Ltd.	254,700	41,289
Centum Investment Co., Ltd.(1)	153,200	74,875
Co-operative Bank of Kenya, Ltd. (The)	672,533	128,061
East African Breweries, Ltd.	141,004	406,195
Equity Group Holdings, Ltd.	728,100	277,296
Kenya Airways, Ltd.(1)	383,378	21,338
Kenya Commercial Bank, Ltd.	788,700	385,114
Kenya Electricity Generating Co., Ltd.	637,525	51,640
Kenya Power & Lighting, Ltd.	313,400	48,656
Safaricom, Ltd.	1,648,917	231,825

		$1,725,904

Latvia — 0.6%
Grindeks	18,290	$114,094
Olainfarm(1)	61,700	533,870
SAF Tehnika	28,900	95,172

		$743,136

Mauritius — 2.2%
Alteo, Ltd.	52,987	$46,358
CIEL, Ltd.	430,500	83,663
CIM Financial Services, Ltd.	238,300	59,333
ENL Land, Ltd.(1)	72,211	96,248
Gamma Civic, Ltd.	81,886	62,779
Harel Mallac & Co., Ltd.	31,500	87,488
Ireland Blyth, Ltd.	7,800	25,325
LUX Island Resorts, Ltd.	62,400	108,316
MCB Group, Ltd.	138,908	882,341
New Mauritius Hotels, Ltd.(1)	305,790	164,119
New Mauritius Hotels, Ltd., PFC Shares(1)	101,930	29
Omnicane, Ltd.	15,009	29,247
Phoenix Beverages, Ltd.	10,200	115,212
Rogers & Co., Ltd.	187,150	157,902
SBM Holdings, Ltd.	19,639,106	493,348
Sun Resorts, Ltd., Class A(1)	65,600	74,239
Terra Mauricia, Ltd.	90,156	77,147
Vivo Energy Mauritius, Ltd.	23,359	79,797

		$2,642,891

Mexico — 3.5%
Alfa SAB de CV, Series A	71,400	$141,847
America Movil SAB de CV ADR, Series L	39,700	769,386
Arca Continental SAB de CV	10,800	64,864
Cemex SAB de CV ADR(1)	30,576	259,896
Coca-Cola Femsa SAB de CV ADR	1,100	83,105
El Puerto de Liverpool SAB de CV	5,200	60,977
Fibra Uno Administracion SA de CV	56,800	136,461

5

Security	Shares	Value
Fomento Economico Mexicano SAB de CV ADR	4,600	$416,944
Gentera SAB de CV	29,400	50,616
Grupo Aeroportuario del Pacifico SAB de CV ADR, Class B	900	70,992
Grupo Aeroportuario del Sureste SAB de CV ADR, Class B	600	89,766
Grupo Bimbo SAB de CV, Series A(1)	41,700	111,752
Grupo Carso SAB de CV, Series A1	15,400	69,877
Grupo Financiero Banorte SAB de CV, Class O	59,900	316,443
Grupo Financiero Inbursa SAB de CV, Class O	57,600	130,482
Grupo Financiero Santander Mexico SAB de CV ADR	9,400	84,130
Grupo Mexico SAB de CV, Series B	92,000	251,291
Grupo Televisa SAB ADR	12,300	428,778
Industrias Penoles SAB de CV	3,700	56,385
Kimberly-Clark de Mexico SAB de CV, Class A	39,900	92,640
Mexichem SAB de CV	25,400	74,407
Promotora y Operadora de Infraestructura SAB de CV(1)	6,900	79,147
Wal-Mart de Mexico SAB de CV, Series V	126,800	307,389

		$4,147,575

Norway — 0.2%
Telenor ASA	9,700	$213,070

		$213,070

Peru — 2.0%
Cia de Minas Buenaventura SA ADR	32,772	$233,337
Credicorp, Ltd.	10,434	1,376,244
Ferreycorp SAA	158,900	68,326
Southern Copper Corp.	25,800	718,788

		$2,396,695

Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	72,000	$92,105
Aboitiz Power Corp.	39,500	37,731
Alliance Global Group, Inc.	85,700	42,330
Ayala Corp.	5,970	101,832
Ayala Land, Inc.	190,500	155,666
Bank of the Philippine Islands	21,799	45,240
BDO Unibank, Inc.	45,010	98,868
DMCI Holdings, Inc.	110,400	28,717
Energy Development Corp.	250,600	39,258
Globe Telecom, Inc.	1,375	77,570
International Container Terminal Services, Inc.	13,610	32,686
JG Summit Holding, Inc.	68,590	108,619
Jollibee Foods Corp.	11,680	48,501
Megaworld Corp.	307,500	31,855
Metro Pacific Investments Corp.	202,000	21,423
Metropolitan Bank & Trust Co.	13,903	26,840
Philippine Long Distance Telephone Co.	2,515	159,374
SM Investments Corp.	4,320	84,369
SM Prime Holdings, Inc.	225,000	105,437
Universal Robina Corp.	19,000	79,512

		$1,417,933

Qatar — 0.2%
Ooredoo QSC	9,600	$212,873

		$212,873

Romania — 6.7%
Banca Transilvania(1)	4,361,384	$2,603,140
BRD-Groupe Societe Generale SA(1)	331,000	940,295
Bursa de Valori Bucuresti SA	265	2,225
Electrica SA	340,000	1,084,343
OMV Petrom SA	9,977,900	972,378
Societatea Nationala de Gaze Naturale ROMGAZ SA	130,800	1,119,507

6

Security	Shares	Value
Societatea Nationala Nuclearelectrica SA	130,000	$242,492
Transelectrica SA	56,500	385,373
Transgaz SA Medias	10,400	710,303

		$8,060,056

Serbia — 2.4%
Aerodrom Nikola Tesla AD Beograd	43,200	$513,617
Energoprojekt Holding AD Beograd	62,500	668,449
Gosa AD Montaza Velika Plana	1,378	23,311
Komercijalna Banka AD Beograd(1)	18,100	314,516
Metalac AD(1)	4,700	89,018
Naftna Industrija Srbije	216,465	1,316,521

		$2,925,432

Singapore — 1.3%
Interra Resources, Ltd.(1)	2,713,000	$221,571
Yoma Strategic Holdings, Ltd.(1)	4,295,333	1,347,820

		$1,569,391

South Korea — 7.2%
AMOREPACIFIC Corp.	650	$229,150
AMOREPACIFIC Group, Inc.	650	108,446
BNK Financial Group, Inc.	4,900	57,601
Celltrion, Inc.(1)	1,680	111,329
CJ CheilJedang Corp.	220	77,418
CJ Corp.	400	104,751
Coway Co., Ltd.	1,200	100,178
DGB Financial Group Co., Ltd.	4,600	44,137
Dongbu Insurance Co., Ltd.	1,100	52,292
E-Mart Co., Ltd.	420	85,846
Hana Financial Group, Inc.	6,400	159,689
Hankook Tire Co., Ltd.	1,600	55,552
Hotel Shilla Co., Ltd.	930	100,020
Hyundai Development Co.	1,700	102,215
Hyundai Engineering & Construction Co., Ltd.	1,900	55,887
Hyundai Glovis Co., Ltd.	300	50,088
Hyundai Heavy Industries Co., Ltd.(1)	770	63,869
Hyundai Mobis Co., Ltd.	1,200	218,924
Hyundai Motor Co.	2,600	331,214
Hyundai Motor Co., PFC Shares	550	49,049
Hyundai Motor Co., Second PFC Shares	760	66,911
Hyundai Steel Co.	1,600	79,873
Hyundai Wia Corp.	380	34,837
Industrial Bank of Korea	5,900	69,823
Kangwon Land, Inc.	2,800	102,273
KB Financial Group, Inc.	7,900	248,202
KCC Corp.	130	54,345
Kia Motors Corp.	4,600	172,551
Korea Electric Power Corp.	5,000	216,195
Korea Investment Holdings Co., Ltd.	1,000	53,348
Korea Zinc Co., Ltd.	199	84,080
KT&G Corp.	2,400	226,106
LG Chem, Ltd.	900	192,423
LG Corp.	2,000	99,286
LG Display Co., Ltd.	4,300	81,278
LG Electronics, Inc.	2,300	79,748
LG Household & Health Care, Ltd.	200	146,456
LG Uplus Corp.	5,400	53,341
Lotte Chemical Corp.	340	75,715
Lotte Shopping Co., Ltd.	270	58,186
Naver Corp.	500	223,641
NCsoft Corp.	330	61,885

7

Security	Shares	Value
ORION Corp.	70	$69,196
POSCO	1,300	216,672
Samsung C&T Corp.	2,500	120,502
Samsung Electro-Mechanics Co., Ltd.	1,100	51,014
Samsung Electronics Co., Ltd.	1,700	1,724,745
Samsung Electronics Co., Ltd., PFC Shares	340	267,455
Samsung Fire & Marine Insurance Co., Ltd.	600	143,531
Samsung Heavy Industries Co., Ltd.	4,200	49,600
Samsung Life Insurance Co., Ltd.	1,100	100,557
Samsung SDI Co., Ltd.	1,100	80,772
Samsung Securities Co., Ltd.	1,400	63,076
Shinhan Financial Group Co., Ltd.	8,200	293,454
SK C&C Co., Ltd.	460	120,722
SK Holdings Co., Ltd.(3)	560	107,899
SK Hynix, Inc.	12,400	391,597
SK Innovation Co., Ltd.(1)	1,300	111,012
SK Telecom Co., Ltd.	230	49,361

		$8,599,323

Sri Lanka — 2.9%
Access Engineering PLC	538,300	$110,195
Aitken Spence Hotel Holdings PLC, Class H	106,700	62,214
Aitken Spence PLC	159,900	119,638
Chevron Lubricants Lanka PLC	54,700	167,649
Commercial Bank of Ceylon PLC	512,648	655,293
DFCC Bank PLC	34,316	51,036
Dialog Axiata PLC	2,471,500	203,382
Distilleries Co. of Sri Lanka PLC	79,500	171,584
Hatton National Bank PLC	43,300	57,611
Hatton National Bank PLC (Non-Voting)	86,400	142,060
John Keells Holdings PLC	812,000	1,197,136
National Development Bank PLC	100,489	206,537
Sampath Bank PLC	47,103	92,693
Tokyo Cement Co. (Lanka) PLC	528,600	213,312

		$3,450,340

Taiwan — 3.4%
Advanced Semiconductor Engineering, Inc.	62,000	$71,977
Advantech Co., Ltd.	4,000	26,975
Asia Cement Corp.	26,000	28,517
Asustek Computer, Inc.	7,000	63,262
AU Optronics Corp.	99,000	31,810
Catcher Technology Co., Ltd.	7,000	77,170
Cathay Financial Holding Co., Ltd.	76,000	122,838
Chailease Holding Co., Ltd.	11,440	23,907
Chang Hwa Commercial Bank, Ltd.	55,000	30,741
Cheng Shin Rubber Industry Co., Ltd.	17,000	32,836
China Development Financial Holding Corp.	111,000	36,552
China Life Insurance Co., Ltd.	35,000	35,298
China Steel Corp.	117,000	83,717
Chunghwa Telecom Co., Ltd.	37,000	115,040
Compal Electronics, Inc.	48,000	32,356
CTBC Financial Holding Co., Ltd.	139,000	100,808
Delta Electronics, Inc.	17,000	83,623
E.Sun Financial Holding Co., Ltd.	72,824	44,263
Epistar Corp.	13,000	11,308
Far Eastern New Century Corp.	35,700	33,636
Far EasTone Telecommunications Co., Ltd.	17,000	39,771
First Financial Holding Co., Ltd.	64,965	35,024
Formosa Chemicals & Fibre Corp.	35,000	82,932
Formosa Plastics Corp.	42,000	93,162

8

Security	Shares	Value
Foxconn Technology Co., Ltd.	11,000	$33,410
Fubon Financial Holding Co., Ltd.	65,000	118,587
Giant Manufacturing Co., Ltd.	3,000	25,327
Hon Hai Precision Industry Co., Ltd.	112,000	322,093
Hotai Motor Co., Ltd.	3,000	38,476
HTC Corp.(1)	8,000	17,555
Hua Nan Financial Holdings Co., Ltd.	67,000	38,059
Innolux Corp.	84,000	29,203
Inotera Memories, Inc.(1)	25,000	15,084
Largan Precision Co., Ltd.	1,000	101,598
Lite-On Technology Corp.	25,000	27,480
MediaTek, Inc.	13,000	136,658
Mega Financial Holding Co., Ltd.	102,000	87,171
Nan Ya Plastics Corp.	47,000	95,938
Novatek Microelectronics Corp., Ltd.	6,000	21,765
Pegatron Corp.	17,000	47,782
Pou Chen Corp.	23,000	32,670
President Chain Store Corp.	5,000	36,364
Quanta Computer, Inc.	28,000	54,210
Shin Kong Financial Holding Co., Ltd.	97,000	28,401
Shuang Bang Industrial Corp.	14,662	7,589
Siliconware Precision Industries Co., Ltd.	36,000	40,879
SinoPac Financial Holdings Co., Ltd.	84,000	35,818
Taishin Financial Holdings Co., Ltd.	87,000	34,458
Taiwan Cement Corp.	26,000	28,148
Taiwan Cooperative Financial Holding Co., Ltd.	74,000	37,141
Taiwan Mobile Co., Ltd.	12,000	39,686
Taiwan Semiconductor Manufacturing Co., Ltd.	218,000	952,662
Teco Electric & Machinery Co., Ltd.	24,000	18,850
Uni-President Enterprises Corp.	49,000	86,214
United Microelectronics Corp.	131,000	46,824
Yuanta Financial Holding Co., Ltd.	102,000	48,475

		$4,022,098

Thailand — 0.7%
PTT Exploration & Production PCL(5)	53,050	$140,545
TTCL PCL(5)	767,100	647,953

		$788,498

United Kingdom — 0.3%
Central Asia Metals PLC	157,000	$361,619

		$361,619

United States — 0.0%(6)
TAL International Group, Inc.(1)	300	$5,940

		$5,940

Vietnam — 11.2%
An Phu Irradiation JSC	75,510	$65,085
Bank for Foreign Trade of Vietnam JSC	410,815	939,433
Bank for Investment & Development of Vietnam	216,700	253,450
Bao Viet Holdings	111,500	268,522
Danang Rubber JSC	51,920	118,718
Dien Quang JSC	61,000	146,842
Everpia Vietnam JSC	3,970	4,189
FPT Corp.	80,427	174,377
Gemadept Corp.	40,700	64,001
HAGL JSC(1)	648,460	514,295
HATIEN 1 Cement JSC(1)	192,400	193,289
Hoa Phat Group JSC	155,605	231,545

9

Security	Shares	Value
Hoa Sen Group	42,440	$82,430
Hung Vuong Corp.	194,800	195,526
Imexpharm Pharmaceutical JSC	22,770	46,707
Kinh Bac City Development Share Holding Corp.(1)	268,100	195,351
Kinh Do Corp.	243,900	541,350
Masan Group Corp.(1)	604,200	2,490,870
Nam Long Investment Corp.	110,000	95,820
PetroVietnam Drilling and Well Services JSC	199,286	399,816
PetroVietnam Fertilizer & Chemical JSC	205,250	296,424
PetroVietnam Gas JSC	83,000	224,084
PetroVietnam Technical Services JSC	294,900	348,337
Pha Lai Thermal Power JSC	186,000	186,784
Refrigeration Electrical Engineering Corp.	100,000	133,808
Saigon - Hanoi Commercial Joint Stock Bank	535,900	206,919
Saigon Securities, Inc.	364,300	454,099
Saigon Thuong Tin Commercial JSB(1)	704,300	613,556
Son Ha International Corp.	324,700	187,738
Tan Tao Investment & Industry JSC(1)	675,400	194,973
TNG Investment & Trading JSC	151,600	197,621
Traphaco JSC	18,690	69,465
Truong Thanh Furniture Corp.(1)	341,800	231,942
Vietnam Construction and Import-Export JSC	251,400	142,967
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	154,697
Vingroup JSC	1,225,231	2,424,213
Vinh Hoan Corp.	98,180	183,482
Vinh Son - Song Hinh Hydropower JSC	101,700	66,098

		$13,338,823

Total Common Stocks (identified cost $111,775,730)		$103,694,433

Investment Funds — 2.4%

Security	Shares	Value
Romania — 2.4%
Fondul Proprietatea SA(1)	14,178,349	$2,875,383

Total Investment Funds (identified cost $3,314,856)		$2,875,383

Warrants — 0.0%(6)

Security	Shares	Value
Interra Resources, Ltd., Exp. 12/8/15(1)	249,500	$1,091

Total Warrants (identified cost $0)		$1,091

10

Short-Term Investments — 8.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$9,788	$9,788,078

Total Short-Term Investments (identified cost $9,788,078)		$9,788,078

Total Investments — 97.3% (identified cost $124,878,664)		$116,358,985

Other Assets, Less Liabilities — 2.7%		$3,269,004

Net Assets — 100.0%		$119,627,989

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $68,126 or 0.1% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $4,292,599 or 3.6% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $11,002.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	31.2%	$37,270,812
Information Technology	9.4	11,276,238
Consumer Staples	9.0	10,789,691
Energy	8.7	10,370,465
Industrials	7.4	8,802,890
Materials	5.8	6,974,774
Consumer Discretionary	5.1	6,141,058
Telecommunication Services	4.4	5,260,273
Utilities	3.6	4,273,681
Health Care	2.1	2,535,642
Investment Funds	2.4	2,875,383
Short-Term Investments	8.2	9,788,078

Total Investments	97.3%	$116,358,985

11

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/15	Euro 6,682,450	United States Dollar 7,469,275	BNP Paribas	$130,184	$—	$130,184
8/5/15	Euro 2,373,170	United States Dollar 2,703,155	BNP Paribas	96,789	—	96,789
8/5/15	Euro 2,897,000	United States Dollar 3,238,107	BNP Paribas	56,438	—	56,438
8/5/15	Euro 588,000	United States Dollar 657,234	BNP Paribas	11,455	—	11,455
8/5/15	Euro 798,000	United States Dollar 883,132	BNP Paribas	6,718	—	6,718
8/5/15	Euro 87,000	United States Dollar 96,281	BNP Paribas	732	—	732
8/5/15	Euro 6,300	United States Dollar 6,865	BNP Paribas	—	(55)	(55)
8/5/15	Euro 64,577	United States Dollar 70,060	BNP Paribas	—	(862)	(862)
8/5/15	Euro 313,088	United States Dollar 345,578	JPMorgan Chase Bank, N.A.	1,725	—	1,725
8/5/15	Euro 157,847	United States Dollar 173,855	JPMorgan Chase Bank, N.A.	497	—	497
8/5/15	Euro 1,345,533	United States Dollar 1,499,756	Standard Chartered Bank	22,006	—	22,006
8/5/15	Euro 322,038	United States Dollar 355,211	Standard Chartered Bank	1,529	—	1,529
8/5/15	Euro 83,296	United States Dollar 92,913	Standard Chartered Bank	1,432	—	1,432
8/5/15	Euro 41,157	United States Dollar 45,155	Standard Chartered Bank	—	(46)	(46)
8/5/15	Euro 12,786	United States Dollar 13,973	Standard Chartered Bank	—	(69)	(69)
8/5/15	Euro 9,076	United States Dollar 9,852	Standard Chartered Bank	—	(116)	(116)
8/5/15	Euro 14,717	United States Dollar 16,024	Standard Chartered Bank	—	(139)	(139)
8/5/15	United States Dollar 277,777	Euro 251,000	BNP Paribas	—	(2,113)	(2,113)
8/11/15	New Taiwan Dollar 138,948,000	United States Dollar 4,527,026	JPMorgan Chase Bank, N.A.	129,695	—	129,695
8/11/15	United States Dollar 4,539,301	New Taiwan Dollar 138,948,000	Bank of America, N.A.	—	(141,970)	(141,970)
8/18/15	British Pound Sterling 329,084	United States Dollar 519,332	JPMorgan Chase Bank, N.A.	5,470	—	5,470
8/18/15	United States Dollar 513,846	British Pound Sterling 329,084	JPMorgan Chase Bank, N.A.	16	—	16
8/26/15	Thai Baht 29,197,000	United States Dollar 866,894	Standard Chartered Bank	39,190	—	39,190
8/26/15	Thai Baht 5,807,000	United States Dollar 166,294	Standard Chartered Bank	1,672	—	1,672
9/14/15	Singapore Dollar 2,318,000	United States Dollar 1,694,090	Standard Chartered Bank	6,502	—	6,502
9/14/15	United States Dollar 277,686	Singapore Dollar 379,000	Standard Chartered Bank	—	(1,760)	(1,760)

12

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/2/15	Singapore Dollar 434,403	United States Dollar 321,828	JPMorgan Chase Bank, N.A.	$5,723	$—	$5,723
10/13/15	South Korean Won 10,563,418,000	United States Dollar 9,326,698	Bank of America, N.A.	288,093	—	288,093
10/13/15	United States Dollar 4,293,285	South Korean Won 5,032,159,000	Bank of America, N.A.	12,490	—	12,490
10/13/15	United States Dollar 388,487	South Korean Won 450,723,000	Bank of America, N.A.	—	(2,825)	(2,825)
10/28/15	Norwegian Krone 1,747,958	United States Dollar 212,607	BNP Paribas	—	(982)	(982)

				$818,356	$(150,937)	$667,419

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
9/15	260 E-mini MSCI Emerging Markets Index	Long	$12,202,790	$11,700,000	$(502,790)
9/15	191 SET50 Index	Short	(1,040,867)	(1,007,958)	32,909

					$(469,881)

SET: Stock Exchange of Thailand.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. During the fiscal year to date ended July 31, 2015, the Portfolio also entered into total return swaps to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$32,909	$(502,790)

Total		$32,909	$(502,790)

Foreign Exchange	Forward foreign currency exchange contracts	$818,356	$(150,937)

Total		$818,356	$(150,937)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$125,128,277

Gross unrealized appreciation	$5,225,776
Gross unrealized depreciation	(13,995,068)

Net unrealized depreciation	$(8,769,292)

13

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$1,907,432	$62,679,104	$141,746	$64,728,282
Developed Europe	—	574,689	—	574,689
Emerging Europe	—	13,671,400	—	13,671,400
Latin America	18,617,992	—	—	18,617,992
Middle East/Africa	87,488	6,008,642	—	6,096,130
North America	5,940	—	—	5,940
Total Common Stocks	$20,618,852	$82,933,835 **	$141,746	$103,694,433
Investment Funds	$—	$2,875,383	$—	$2,875,383
Warrants	1,091	—	—	1,091
Short-Term Investments	—	9,788,078	—	9,788,078
Total Investments	$20,619,943	$95,597,296	$141,746	$116,358,985
Forward Foreign Currency Exchange Contracts	$—	$818,356	$—	$818,356
Futures Contracts	—	32,909	—	32,909
Total	$20,619,943	$96,448,561	$141,746	$117,210,250

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(150,937)	$—	$(150,937)
Futures Contracts	(502,790)	—	—	(502,790)
Total	$(502,790)	$(150,937)	$—	$(653,727)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

14

Eaton Vance

Government Obligations Fund

July 31, 2015 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $559,301,534 and the Fund owned 89.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 83.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.42%, with maturity at 2038(1)	$3,883	$4,180,612
2.423%, with maturity at 2035(1)	2,500	2,668,138
2.427%, with maturity at 2036(1)	3,573	3,811,276
2.878%, with maturity at 2035(1)	5,877	6,255,961
2.923%, with maturity at 2034(1)	1,411	1,503,832
4.50%, with various maturities to 2035	4,132	4,413,081
5.00%, with various maturities to 2018	1,247	1,307,237
5.50%, with various maturities to 2032	1,872	1,972,866
6.00%, with various maturities to 2035	8,592	9,798,761
6.50%, with various maturities to 2036	25,638	29,482,407
6.87%, with maturity at 2024	80	89,543
7.00%, with various maturities to 2036	16,629	19,171,231
7.09%, with maturity at 2023	354	393,691
7.25%, with maturity at 2022	440	490,314
7.31%, with maturity at 2027	120	139,410
7.50%, with various maturities to 2035	14,952	17,722,022
7.63%, with maturity at 2019	99	104,634
7.75%, with maturity at 2018	7	7,029
7.78%, with maturity at 2022	46	51,044
7.85%, with maturity at 2020	75	80,937
8.00%, with various maturities to 2028	2,941	3,247,754
8.13%, with maturity at 2019	180	192,631
8.15%, with various maturities to 2021	130	142,193
8.25%, with maturity at 2017	16	16,475
8.50%, with various maturities to 2031	3,191	3,723,980
9.00%, with various maturities to 2027	1,330	1,384,688
9.25%, with maturity at 2017	3	3,038
9.50%, with various maturities to 2026	672	731,512
10.50%, with maturity at 2020	222	248,474
11.00%, with maturity at 2015	1	1,413

		$113,336,184

Federal National Mortgage Association:
1.93%, with various maturities to 2044(1)	$18,201	$18,898,534
1.937%, with various maturities to 2035(1)	3,014	3,121,642
1.95%, with various maturities to 2033(1)	2,196	2,276,269
2.00%, with maturity at 2022(1)	679	692,636
2.019%, with maturity at 2035(1)	1,113	1,151,767
2.037%, with maturity at 2031(1)	1,291	1,318,334
2.225%, with maturity at 2037(1)	3,657	3,780,297
2.327%, with maturity at 2040(1)	1,224	1,295,069
2.412%, with maturity at 2033(1)	8,735	9,320,962
2.446%, with maturity at 2036(1)	4,291	4,589,879
2.611%, with maturity at 2036(1)	865	887,870
2.996%, with maturity at 2027(1)	1,383	1,464,731
3.011%, with maturity at 2036(1)	958	988,419

1

Security	Principal Amount (000’s omitted)		Value
3.627%, with maturity at 2034(1)	$3,976		$4,323,960
3.713%, with maturity at 2035(1)	4,294		4,669,704
3.716%, with maturity at 2021(1)	598		619,395
3.776%, with maturity at 2036(1)	273		288,462
3.85%, with maturity at 2036(1)	13,676		14,872,720
3.948%, with maturity at 2034(1)	3,702		4,025,837
4.095%, with maturity at 2035(1)	3,895		4,263,643
4.68%, with maturity at 2034(1)	9,648		10,532,738
5.00%, with maturity at 2027	233		257,813
5.50%, with various maturities to 2030	1,473		1,556,822
6.00%, with various maturities to 2038	12,097		13,823,368
6.437%, with maturity at 2025(2)	122		137,473
6.50%, with various maturities to 2038(3)	100,065		115,811,849
7.00%, with various maturities to 2037	52,819		61,729,023
7.50%, with various maturities to 2035	4,484		5,247,689
7.875%, with maturity at 2021	357		401,546
8.00%, with various maturities to 2034	19,066		22,907,236
8.018%, with maturity at 2030(2)	8		9,998
8.25%, with maturity at 2025	142		161,468
8.33%, with maturity at 2020	237		261,484
8.435%, with maturity at 2021(2)	36		39,922
8.50%, with various maturities to 2032	3,173		3,819,028
9.00%, with various maturities to 2030	324		369,867
9.50%, with various maturities to 2030	737		822,843
9.557%, with maturity at 2021(2)	26		28,474
9.60%, with maturity at 2020(2)	2		2,185
9.634%, with maturity at 2025(2)	13		14,504
9.75%, with maturity at 2019	8		8,784
9.781%, with maturity at 2021(2)	34		37,630
9.838%, with maturity at 2025(2)	7		7,949
9.989%, with maturity at 2023(2)	21		23,542
10.006%, with maturity at 2025(2)	2		1,981
10.11%, with maturity at 2021(2)	23		24,949
10.999%, with maturity at 2021(2)	1		853
11.00%, with maturity at 2020	29		30,373
11.182%, with maturity at 2018(2)	0	(4)	8

			$320,921,529

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$199		$204,770
2.00%, with maturity at 2026(1)	217		224,163
6.00%, with various maturities to 2033	29,061		33,734,589
6.10%, with maturity at 2033	7,571		8,610,788
6.50%, with various maturities to 2034	7,426		8,646,463
7.00%, with various maturities to 2034	18,797		21,725,947
7.50%, with various maturities to 2032	2,584		3,003,578
8.00%, with various maturities to 2034	3,621		4,235,016
8.25%, with maturity at 2019	38		41,028
8.30%, with maturity at 2020	15		17,028
8.50%, with various maturities to 2018	256		267,275
9.00%, with various maturities to 2027	3,210		3,843,966
9.50%, with various maturities to 2026	1,818		2,132,020

			$86,686,631

Total Mortgage Pass-Throughs (identified cost $507,426,218)			$520,944,344

2

Collateralized Mortgage Obligations — 7.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$118	$135,341
Series 1822, Class Z, 6.90%, 3/15/26	589	658,082
Series 1829, Class ZB, 6.50%, 3/15/26	234	257,818
Series 1896, Class Z, 6.00%, 9/15/26	283	309,453
Series 2075, Class PH, 6.50%, 8/15/28	145	162,506
Series 2091, Class ZC, 6.00%, 11/15/28	505	564,083
Series 2102, Class Z, 6.00%, 12/15/28	133	151,051
Series 2115, Class K, 6.00%, 1/15/29	1,010	1,114,300
Series 2142, Class Z, 6.50%, 4/15/29	316	365,425
Series 2245, Class A, 8.00%, 8/15/27	4,565	5,466,332
Series 4319, Class SY, 7.549%, 3/15/44(5)	1,590	1,582,223
Series 4336, Class GU, 3.50%, 2/15/53	2,819	2,861,000
Series 4385, Class SC, 8.898%, 9/15/44(5)	3,341	3,562,343
Series 4407, Class LN, 8.885%, 12/15/43(5)	2,687	2,897,229

		$20,087,186

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$134	$149,538
Series G92-44, Class ZQ, 8.00%, 7/25/22	57	59,741
Series G93-36, Class ZQ, 6.50%, 12/25/23	5,525	6,185,055
Series 1993-16, Class Z, 7.50%, 2/25/23	176	197,914
Series 1993-39, Class Z, 7.50%, 4/25/23	497	567,086
Series 1993-45, Class Z, 7.00%, 4/25/23	564	637,089
Series 1993-149, Class M, 7.00%, 8/25/23	196	218,828
Series 1993-178, Class PK, 6.50%, 9/25/23	418	461,622
Series 1993-250, Class Z, 7.00%, 12/25/23	3	2,584
Series 1994-40, Class Z, 6.50%, 3/25/24	431	476,648
Series 1994-42, Class K, 6.50%, 4/25/24	1,941	2,146,328
Series 1994-82, Class Z, 8.00%, 5/25/24	752	863,620
Series 1997-81, Class PD, 6.35%, 12/18/27	272	302,887
Series 2000-49, Class A, 8.00%, 3/18/27	446	518,810
Series 2001-81, Class HE, 6.50%, 1/25/32	989	1,154,663
Series 2002-1, Class G, 7.00%, 7/25/23	261	291,000
Series 2005-37, Class SU, 28.438%, 3/25/35(5)	1,162	1,618,643
Series 2015-42, Class SC, 7.952%, 5/25/45(5)	2,358	2,357,947

		$18,210,003

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$292	$338,668
Series 2011-156, Class GA, 2.00%, 12/16/41	1,953	1,750,758
Series 2014-145, Class SP, 9.015%, 10/16/44(5)	1,427	1,456,061
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,695	2,719,818

		$6,265,305

Total Collateralized Mortgage Obligations (identified cost $42,352,453)		$44,562,494

3

U.S. Government Agency Obligations — 2.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,002,976

		$8,002,976

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,288,143
5.75%, 6/12/26	2,720	3,468,490

		$8,756,633

Total U.S. Government Agency Obligations (identified cost $15,237,320)		$16,759,609

U.S. Treasury Obligations — 1.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(3)	$6,000	$8,190,000

Total U.S. Treasury Obligations (identified cost $6,150,553)		$8,190,000

Short-Term Investments — 5.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(6)	$32,947	$32,947,124

Total Short-Term Investments (identified cost $32,947,124)		$32,947,124

Total Investments — 99.7% (identified cost $604,113,668)		$623,403,571

Interest Rate Swaptions Written — (0.3)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$100,000,000	$(1,875,086)

Total Interest Rate Swaptions Written (premium received $2,650,000)				$(1,875,086)

Other Assets, Less Liabilities — 0.6%				$3,783,697

Net Assets — 100.0%				$625,312,182

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Principal amount is less than $500.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $35,966.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$611,609,597

Gross unrealized appreciation	$15,108,309
Gross unrealized depreciation	(3,314,335)

Net unrealized appreciation	$11,793,974

A summary of open financial instruments at July 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/15	300 U.S. 2-Year Treasury Note	Short	$(65,639,063)	$(65,718,750)	$(79,687)
9/15	864 U.S. 5-Year Treasury Note	Short	(103,236,570)	(103,545,000)	(308,430)
9/15	315 U.S. Ultra-Long Treasury Bond	Long	50,256,904	50,252,344	(4,560)

					$(392,677)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
CME Group, Inc.	$1,000	Receives	3-month USD-LIBOR-BBA	1.664%	2/24/19	$(16,964)

						$(16,964)

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation
Deutsche Bank AG	$20,000	Pays	3-month USD-LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$231,279
Deutsche Bank AG	20,000	Receives	3-month USD-LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	132,778

						$364,057

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

There was no written swaptions activity for the fiscal year to date ended July 31, 2015.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

5

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Written swaptions	$—	$(1,875,086)
Futures contracts	—	(392,677	)(1)
Swap contracts	364,057	—
Swap contracts (centrally cleared)	—	(16,964)

Total	$364,057	$(2,284,727)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$520,944,344	$—	$520,944,344
Collateralized Mortgage Obligations	—	44,562,494	—	44,562,494
U.S. Government Agency Obligations	—	16,759,609	—	16,759,609
U.S. Treasury Obligations	—	8,190,000	—	8,190,000
Short-Term Investments	—	32,947,124	—	32,947,124
Total Investments	$—	$623,403,571	$—	$623,403,571
Swap Contracts	$—	$364,057	$—	$364,057
Total	$—	$623,767,628	$—	$623,767,628

Liability Description
Interest Rate Swaptions Written	$—	$(1,875,086)	$—	$(1,875,086)
Futures Contracts	(392,677)	—	—	(392,677)
Swap Contracts	—	(16,964)	—	(16,964)
Total	$(392,677)	$(1,892,050)	$—	$(2,284,727)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

July 31, 2015 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $679,996,878 and the Fund owned 56.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.1%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$2,355	$2,519,850
Bombardier, Inc., 5.50%, 9/15/18(1)	630	595,350
Bombardier, Inc., 7.50%, 3/15/25(1)	1,890	1,573,425
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	85,100
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,457,450
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,077,116
TransDigm, Inc., 6.50%, 7/15/24	2,965	2,994,650
TransDigm, Inc., 7.50%, 7/15/21	490	527,240

		$14,830,181

Air Transportation — 0.2%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$2,583,025

		$2,583,025

Automotive & Auto Parts — 2.4%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$674,025
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,320	3,477,700
FCA US, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	6,808,375
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	1,990	2,012,387
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	344,639
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	335,389
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,520,574
Navistar International Corp., 8.25%, 11/1/21	4,200	3,987,438
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	3,795	4,127,062
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,801,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,296,000
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	761,338
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	662,344

		$28,808,521

Banks & Thrifts — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,255,500
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,925,138
CIT Group, Inc., 5.25%, 3/15/18	605	629,200
CIT Group, Inc., 5.375%, 5/15/20	230	243,657
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,081,200

		$5,134,695

Broadcasting — 2.1%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,041,587
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,065,125
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,438,125
Netflix, Inc., 5.50%, 2/15/22(1)	3,165	3,307,425
Netflix, Inc., 5.875%, 2/15/25(1)	4,540	4,778,350
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	699,913
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	4,995	5,219,775
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,504,500
Tribune Media Co., 5.875%, 7/15/22(1)	3,435	3,531,867

		$24,586,667

1

Security	Principal Amount (000’s omitted)	Value
Building Materials — 2.1%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$2,100,000
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,760	1,812,800
Building Materials Corp. of America, 5.375%, 11/15/24(1)	3,780	3,807,972
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,685,013
HD Supply, Inc., 7.50%, 7/15/20	3,570	3,837,750
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,769,600
Interline Brands, Inc., 10.00%, 11/15/18(2)	2,432	2,570,624
Nortek, Inc., 8.50%, 4/15/21	2,290	2,461,750
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,787,750
USG Corp., 5.50%, 3/1/25(1)	345	347,156
USG Corp., 5.875%, 11/1/21(1)	880	926,200

		$25,106,615

Cable/Satellite TV — 4.5%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,617,387
Altice Finco SA, 7.625%, 2/15/25(1)	670	683,400
Altice SA, 7.625%, 2/15/25(1)	1,265	1,242,863
Altice SA, 7.75%, 5/15/22(1)	3,305	3,325,656
Cable One, Inc., 5.75%, 6/15/22(1)	1,355	1,388,875
Cablevision Systems Corp., 7.75%, 4/15/18	790	856,163
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,197,475
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,806,812
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,051,456
CSC Holdings, LLC, 5.25%, 6/1/24	385	357,569
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,220,800
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,872,800
DISH DBS Corp., 5.875%, 11/15/24	1,705	1,658,112
DISH DBS Corp., 6.75%, 6/1/21	4,450	4,717,000
Numericable-SFR SAS, 4.875%, 5/15/19(1)	1,555	1,582,213
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,940	5,033,860
Numericable-SFR SAS, 6.25%, 5/15/24(1)	585	596,378
Unitymedia GmbH, 6.125%, 1/15/25(1)	570	589,950
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,423,325
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,053	1,138,556
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,807,734
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,940,615
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,525,175
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,647,300
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	895	883,813

		$53,165,287

Capital Goods — 0.9%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,845	$2,610,287
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,998,624
HRG Group, Inc., 7.875%, 7/15/19	2,325	2,463,147
HRG Group, Inc., 7.875%, 7/15/19(1)	2,530	2,680,328
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	883,550

		$10,635,936

Chemicals — 2.0%
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/19	$1,015	$1,042,913
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	2,825	3,015,687
Chemours Co. (The), 6.625%, 5/15/23(1)	785	692,763
Chemours Co. (The), 7.00%, 5/15/25(1)	2,015	1,772,575
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,395,750
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	3,155	3,281,200

2

Security	Principal Amount (000’s omitted)			Value
Rockwood Specialties Group, Inc., 4.625%, 10/15/20		$2,825		$2,946,743
Tronox Finance, LLC, 6.375%, 8/15/20		3,635		2,971,612
Tronox Finance, LLC, 7.50%, 3/15/22(1)		950		795,625
Univar USA, Inc., 6.75%, 7/15/23(1)		1,300		1,309,750
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270		2,298,375
W.R. Grace & Co., 5.625%, 10/1/24(1)		525		537,469

				$24,060,462

Consumer Products — 1.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)		$7,320		$7,347,450
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)		2,430		2,332,800
Spectrum Brands, Inc., 5.75%, 7/15/25(1)		3,285		3,399,318
Spectrum Brands, Inc., 6.375%, 11/15/20		1,110		1,187,700
Tempur Sealy International, Inc., 6.875%, 12/15/20		2,020		2,174,025

				$16,441,293

Containers — 2.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.286%, 12/15/19(1)(3)		$1,105		$1,094,210
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385		385,481
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)		785		810,513
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)		520		527,501
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)		390		389,513
Reynolds Group Holdings, Inc., 6.875%, 2/15/21		1,855		1,948,143
Reynolds Group Holdings, Inc., 8.25%, 2/15/21		1,695		1,767,037
Reynolds Group Holdings, Inc., 9.875%, 8/15/19		4,375		4,610,156
SIG Combibloc Holdings SCA, 7.75%, 2/15/23(1)	EUR	10,230	*	11,869,213

				$23,401,767

Diversified Financial Services — 1.9%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)		$1,155		$1,205,531
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)		1,480		1,496,286
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		725		734,425
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20		1,390		1,468,188
International Lease Finance Corp., 6.25%, 5/15/19		975		1,065,041
International Lease Finance Corp., 8.25%, 12/15/20		1,565		1,878,000
International Lease Finance Corp., 8.625%, 1/15/22		1,815		2,239,256
International Lease Finance Corp., 8.75%, 3/15/17		1,230		1,344,538
Navient Corp., 5.50%, 1/15/19		3,085		3,038,725
Navient Corp., 5.875%, 10/25/24		1,290		1,122,300
Navient Corp., 7.25%, 1/25/22		85		84,150
Navient Corp., 8.00%, 3/25/20		6,065		6,307,600
Quicken Loans, Inc., 5.75%, 5/1/25(1)		1,290		1,251,300

				$23,235,340

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22		$1,095		$1,129,219
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		2,125		2,223,281
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20		445		462,800
IAC/InterActiveCorp, 4.875%, 11/30/18		1,845		1,913,265
National CineMedia, LLC, 6.00%, 4/15/22		1,215		1,257,525

				$6,986,090

Energy — 12.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20		$3,150		$3,315,375
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		4,260		4,552,236
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19		1,260		1,296,225
Antero Resources Corp., 5.375%, 11/1/21		3,335		3,259,962
Antero Resources Corp., 5.625%, 6/1/23(1)		1,295		1,252,913
Antero Resources Corp., 6.00%, 12/1/20		425		432,438
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)		2,195		2,244,387
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		2,155		1,874,850

3

Security	Principal Amount (000’s omitted)	Value
California Resources Corp., 5.50%, 9/15/21	$1,965	$1,630,950
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	1,240	1,258,600
Chesapeake Energy Corp., 3.539%, 4/15/19(3)	2,195	1,854,775
Chesapeake Energy Corp., 6.125%, 2/15/21	2,910	2,524,425
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	2,847,975
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,773,087
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,391,925
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,660,288
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,840	2,914,550
CrownRock, LP/CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,639,169
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,464,300
Denbury Resources, Inc., 5.50%, 5/1/22	715	570,213
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,377,500
Endeavor Energy Resources, LP/EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	1,034,434
Energy Transfer Equity, LP, 5.875%, 1/15/24	2,785	2,847,662
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	2,105,250
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	2,995,200
Gulfport Energy Corp., 6.625%, 5/1/23(1)	2,585	2,597,925
Gulfport Energy Corp., 7.75%, 11/1/20	3,460	3,563,800
Halcon Resources Corp., 8.625%, 2/1/20(1)	910	872,463
Harvest Operations Corp., 6.875%, 10/1/17	800	742,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	582,130
Laredo Petroleum, Inc., 5.625%, 1/15/22	1,000	967,500
Laredo Petroleum, Inc., 7.375%, 5/1/22	4,105	4,176,837
Matador Resources Co., 6.875%, 4/15/23(1)	2,730	2,784,600
MEG Energy Corp., 6.375%, 1/30/23(1)	1,805	1,615,475
Memorial Resource Development Corp., 5.875%, 7/1/22	4,850	4,595,375
NBL Texas, LLC, 5.875%, 6/1/22	2,735	2,933,287
Noble Energy, Inc., 5.625%, 5/1/21	1,740	1,846,747
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	1,890	1,842,750
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,681,800
PBF Logistics, LP/PBF Logistics Finance Corp., 6.875%, 5/15/23(1)	3,680	3,689,200
Precision Drilling Corp., 6.50%, 12/15/21	1,315	1,252,538
RSP Permian, Inc., 6.625%, 10/1/22(1)	3,180	3,219,750
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,715,625
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,690	2,703,450
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25(1)	4,060	4,014,325
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,220	1,219,238
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,327,800
Sabine Pass LNG, LP, 7.50%, 11/30/16	6,000	6,270,000
SESI, LLC, 6.375%, 5/1/19	2,655	2,708,100
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	2,665	2,618,362
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	4,418,700
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	968,350
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	750,813
SM Energy Co., 6.125%, 11/15/22	910	900,900
SM Energy Co., 6.50%, 11/15/21	1,895	1,909,212
SM Energy Co., 6.50%, 1/1/23	1,940	1,954,550
Sunoco, LP/Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,390,237
Tesoro Corp., 5.375%, 10/1/22	1,970	2,009,400
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	665,600
Tesoro Logistics, LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,606,500
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	1,003,525
Whiting Canadian Holding Co. ULC, 8.125%, 12/1/19	3,420	3,548,250
Williams Partners, LP/ACMP Finance Corp., 4.875%, 3/15/24	390	384,138
WPX Energy, Inc., 5.25%, 1/15/17	715	729,300

		$146,899,241

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,155,600
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,095,619

		$2,251,219

4

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$4,145	$4,352,250
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,194,750
Covanta Holding Corp., 5.875%, 3/1/24	940	930,600
Covanta Holding Corp., 6.375%, 10/1/22	1,430	1,508,650

		$7,986,250

Food & Drug Retail — 0.6%
Rite Aid Corp., 6.125%, 4/1/23(1)	$6,310	$6,578,175

		$6,578,175

Food/Beverage/Tobacco — 1.3%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$3,329	$1,847,342
Constellation Brands, Inc., 4.25%, 5/1/23	2,940	2,947,350
Constellation Brands, Inc., 6.00%, 5/1/22	565	625,738
Dean Foods Co., 6.50%, 3/15/23(1)	4,890	5,024,475
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	2,540	2,603,500
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,217,187
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	585,800
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	968,300

		$15,819,692

Gaming — 2.4%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(4)(5)(6)	$2,605	$2,719,077
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	2,685	2,027,084
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,559,538
International Game Technology PLC, 6.50%, 2/15/25(1)	720	693,900
MGM Resorts International, 6.00%, 3/15/23	4,590	4,681,800
MGM Resorts International, 6.625%, 12/15/21	1,060	1,124,925
MGM Resorts International, 7.75%, 3/15/22	3,900	4,343,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,687	2,291,282
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,673,100
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	4,370	4,501,100
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(7)	3,605	1,928,675

		$28,544,106

Health Care — 10.7%
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	$2,050	$1,947,500
Alere, Inc., 6.375%, 7/1/23(1)	3,050	3,179,625
Alere, Inc., 6.50%, 6/15/20	1,020	1,065,900
Alere, Inc., 7.25%, 7/1/18	515	542,166
Alere, Inc., 8.625%, 10/1/18	1,300	1,342,250
AmSurg Corp., 5.625%, 11/30/20	2,035	2,106,225
AmSurg Corp., 5.625%, 7/15/22	1,825	1,883,947
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	796,284
Centene Corp., 4.75%, 5/15/22	885	893,850
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,361,438
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	4,310	4,622,475
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,866,237
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	4,019,519
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,603,825
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	2,215	2,281,450
Endo Finance, LLC/Endo FinCo, Inc., 7.25%, 12/15/20(1)	540	569,025
Endo Finance, LLC/Endo FinCo, Inc., 7.75%, 1/15/22(1)	185	197,950
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 7/15/23(1)	2,690	2,811,050
Endo Finance, LLC/Endo Ltd./Endo FinCo, Inc., 6.00%, 2/1/25(1)	1,610	1,670,375
ExamWorks Group, Inc., 5.625%, 4/15/23	1,535	1,581,050
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,655,338
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,367,100
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	1,290	1,309,350

5

Security	Principal Amount (000’s omitted)	Value
HCA, Inc., 6.50%, 2/15/20	$505	$565,916
HCA, Inc., 7.50%, 2/15/22	1,530	1,786,275
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,130,425
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,382,250
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	6,120	6,448,950
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,774,125
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	834,356
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/1/19(1)	4,700	5,017,250
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,830	8,338,950
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,322,112
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,292,800
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	5,505	5,711,437
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,992,444
Sterigenics-Nordion Holdings, LLC, 6.50%, 5/15/23(1)	1,960	2,009,000
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	2,525	2,575,500
Teleflex, Inc., 5.25%, 6/15/24	845	868,238
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,760,350
Tenet Healthcare Corp., 6.75%, 6/15/23(1)	3,710	3,886,225
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,529,128
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	6,400	6,671,360
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	6,400	6,704,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	6,754,719
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,663,875
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,595,213
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,415,212

		$127,704,039

Homebuilders/Real Estate — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$1,345	$1,316,419
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	1,950	2,067,000
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	1,860	1,850,700
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	2,365	2,341,350

		$7,575,469

Hotels — 0.5%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,463,087
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,224,938
RHP Hotel Properties, LP/RHP Finance Corp., 5.00%, 4/15/23(1)	1,285	1,285,000

		$5,973,025

Insurance — 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$2,790	$2,974,977
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,849,200
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,777,637
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,926,125
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)(8)	2,045	2,050,113

		$13,578,052

Leisure — 0.8%
NCL Corp., Ltd., 5.00%, 2/15/18	$905	$923,100
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,071,200
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	535	559,717
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,495,514
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,815,450
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,471,537

		$9,336,518

6

Security	Principal Amount (000’s omitted)	Value
Metals/Mining — 0.9%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,422,400
IAMGOLD Corp., 6.75%, 10/1/20(1)	1,375	1,017,500
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	892,925
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,373,825
Novelis, Inc., 8.375%, 12/15/17	1,025	1,062,156
SunCoke Energy, Inc., 7.625%, 8/1/19	209	215,401
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	517,125
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	310,275
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,605	1,580,925

		$10,392,532

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,645,980

		$2,645,980

Publishing/Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$4,645	$5,167,563
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,115,531

		$6,283,094

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$850,500
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,060,675

		$1,911,175

Restaurants — 1.1%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$2,610	$2,616,525
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	4,955	5,127,434
NPC International, Inc., 10.50%, 1/15/20	5,235	5,536,012

		$13,279,971

Services — 5.4%
Acosta, Inc., 7.75%, 10/1/22(1)	$7,705	$7,627,950
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,419,000
Audatex North America, Inc., 6.125%, 11/1/23(1)	2,000	1,962,500
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,245	2,245,000
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	3,674	3,729,110
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,655	3,856,025
CEB, Inc., 5.625%, 6/15/23(1)	815	819,075
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,302,263
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,595,100
IHS, Inc., 5.00%, 11/1/22(1)	2,255	2,266,275
Laureate Education, Inc., 10.00%, 9/1/19(1)	15,820	14,949,900
Reliance Intermediate Holdings, LP, 6.50%, 4/1/23(1)	5,535	5,770,237
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	905,000
ServiceMaster Co., LLC (The), 7.00%, 8/15/20	819	864,086
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	2,000	2,015,000
TMS International Corp., 7.625%, 10/15/21(1)	1,690	1,646,848
United Rentals North America, Inc., 6.125%, 6/15/23	3,105	3,205,912
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,339,125
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,391,344
United Rentals North America, Inc., 8.25%, 2/1/21	92	98,372
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	1,848,762

		$64,856,884

Steel — 0.3%
ArcelorMittal, 7.00%, 2/25/22	$670	$690,100
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	2,885	2,574,862
Steel Dynamics, Inc., 5.50%, 10/1/24	505	501,213

		$3,766,175

7

Security	Principal Amount (000’s omitted)	Value
Super Retail — 4.8%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$5,425	$5,750,500
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	1,055,313
Dollar Tree, Inc., 5.25%, 3/1/20(1)	1,880	1,992,800
Dollar Tree, Inc., 5.75%, 3/1/23(1)	6,525	6,916,500
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,905	5,052,150
L Brands, Inc., 6.625%, 4/1/21	3,670	4,144,825
L Brands, Inc., 8.50%, 6/15/19	3,620	4,276,125
Levi Strauss & Co., 6.875%, 5/1/22	2,270	2,460,112
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,413,700
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,164,787
Neiman Marcus Group, Ltd., LLC, 8.75%, 10/15/21(1)(2)	1,450	1,562,375
Party City Holdings, Inc., 8.875%, 8/1/20	2,704	2,910,180
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,239,500
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,810,194
PVH Corp., 7.75%, 11/15/23	3,385	3,977,375
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,446,900
rue21, Inc., 9.00%, 10/15/21(1)	3,235	2,830,625
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	890,375

		$56,894,336

Technology — 5.1%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,148,850
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,448,762
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	7,400	8,103,000
Avaya, Inc., 9.00%, 4/1/19(1)	1,380	1,414,500
Avaya, Inc., 10.50%, 3/1/21(1)	3,208	2,622,417
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,633,469
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	2,965	2,935,350
CommScope, Inc., 4.375%, 6/15/20(1)	945	953,269
First Data Corp., 6.75%, 11/1/20(1)	390	413,400
First Data Corp., 7.375%, 6/15/19(1)	936	978,682
First Data Corp., 10.625%, 6/15/21	1,251	1,397,993
First Data Corp., 11.25%, 1/15/21	1,758	1,955,775
First Data Corp., 11.75%, 8/15/21	1,889	2,148,169
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,765,038
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,835	2,796,019
Infor US, Inc., 6.50%, 5/15/22(1)	3,855	3,951,375
Italics Merger Sub, Inc., 7.125%, 7/15/23(1)	3,690	3,634,650
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,075	2,002,375
Micron Technology, Inc., 5.625%, 1/15/26(1)	2,615	2,510,400
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,652,000
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	842,730
Plantronics, Inc., 5.50%, 5/31/23(1)	2,645	2,691,287
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	2,930	3,039,875
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,663,875
Zebra Technologies Corp., 7.25%, 10/15/22(1)	5,045	5,536,887

		$61,240,147

Telecommunications — 5.7%
CenturyLink, Inc., 6.75%, 12/1/23	$3,060	$3,079,125
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23(1)	515	494,400
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,592,325
Digicel, Ltd., 6.75%, 3/1/23(1)	2,315	2,227,030
Equinix, Inc., 5.375%, 1/1/22	775	790,500
Frontier Communications Corp., 6.25%, 9/15/21	1,950	1,808,625
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,667,250
Frontier Communications Corp., 7.625%, 4/15/24	285	260,775
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,399,173
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,201,713
Intelsat Luxembourg SA, 7.75%, 6/1/21	5,530	4,417,087
Intelsat Luxembourg SA, 8.125%, 6/1/23	2,605	2,084,000

8

Security	Principal Amount (000’s omitted)	Value
SBA Telecommunications, Inc., 5.75%, 7/15/20	$2,270	$2,380,663
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,190,681
Sprint Communications, Inc., 6.00%, 11/15/22	255	224,655
Sprint Communications, Inc., 7.00%, 8/15/20	780	751,725
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,606,887
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,209,825
Sprint Corp., 7.25%, 9/15/21	3,550	3,403,562
Sprint Corp., 7.625%, 2/15/25	2,735	2,529,875
Sprint Corp., 7.875%, 9/15/23	10,330	9,918,866
T-Mobile USA, Inc., 6.25%, 4/1/21	895	939,750
T-Mobile USA, Inc., 6.375%, 3/1/25	1,900	1,997,375
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,574,563
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,676,696
T-Mobile USA, Inc., 6.731%, 4/28/22	560	595,000
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,274,250
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	2,745	2,916,562
Windstream Services, LLC, 7.75%, 10/1/21	3,955	3,361,750

		$68,574,688

Transportation Ex Air/Rail — 1.1%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$477,500
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,687,400
XPO Logistics, Inc., 6.50%, 6/15/22(1)	3,335	3,289,144
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	8,258,250

		$13,712,294

Utilities — 1.9%
AES Corp. (The), 5.50%, 3/15/24	$790	$774,200
Calpine Corp., 5.375%, 1/15/23	2,075	2,038,688
Calpine Corp., 5.75%, 1/15/25	670	655,763
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	3,170	3,288,875
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	2,515	2,614,342
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	2,155	2,235,812
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,211,471
NRG Energy, Inc., 8.25%, 9/1/20	4,980	5,199,120
TerraForm Global Operating, LLC, 9.75%, 8/15/22(1)(8)	1,335	1,337,503
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	1,065	1,080,315
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	1,610	1,618,050

		$23,054,139

Total Corporate Bonds & Notes (identified cost $953,580,037)		$957,833,080

Senior Floating-Rate Interests — 4.9%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,995	$2,014,950

		$2,014,950

Chemicals — 0.1%
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$1,540	$1,544,812

		$1,544,812

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,818	$1,802,564

		$1,802,564

9

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,313,751

		$1,313,751

Food/Beverage/Tobacco — 0.0%(10)
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$550	$563,750

		$563,750

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,480	$1,484,344

		$1,484,344

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 5.00%, Maturing 12/20/19	$1,944	$1,946,973

		$1,946,973

Metals/Mining — 0.1%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$2,023	$1,663,175

		$1,663,175

Publishing/Printing — 0.4%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$2,539	$2,554,367
McGraw-Hill Global Education Holdings, LLC, Term Loan, 4.75%, Maturing 3/22/19	1,773	1,783,030

		$4,337,397

Services — 0.9%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$5,000	$4,978,125
AlixPartners, LLP, Term Loan, Maturing 7/15/22(11)	3,840	3,856,320
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,170,581

		$11,005,026

Super Retail — 1.1%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,292	$3,309,519
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,950	3,903,094
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,965,834
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	1,596	1,604,071
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,751	2,507,996

		$13,290,514

Technology — 0.1%
SkillSoft Corporation, Term Loan - Second Lien, 9.25%, Maturing 4/28/22	$1,800	$1,654,501

		$1,654,501

Telecommunications — 0.8%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,062	$3,075,472
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,727,750
Asurion, LLC, Term Loan - Second Lien, Maturing 3/3/21(11)	3,000	2,985,000

		$9,788,222

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$461,667
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	573	529,247
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	99	91,250
Ceva Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	791	729,996

		$1,812,160

Utilities — 0.4%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,518,297
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	964,003

		$4,482,300

Total Senior Floating-Rate Interests (identified cost $59,149,371)		$58,704,439

10

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.1%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$939,967

		$939,967

Health Care — 0.8%
Hologic, Inc., 0.00%, 12/15/43	$1,342	$1,684,210
NuVasive, Inc., 2.75%, 7/1/17	5,500	7,730,937

		$9,415,147

Total Convertible Bonds (identified cost $9,897,385)		$10,355,114

Commercial Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(12)	$2,065	$2,096,575
Motel 6, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	5,000	5,000,857

Total Commercial Mortgage-Backed Securities (identified cost $7,022,514)		$7,097,432

Common Stocks — 2.7%

Security	Shares	Value
Banks & Thrifts — 0.1%
CIT Group, Inc.	25,000	$1,176,000

		$1,176,000

Building Materials — 0.2%
Panolam Holdings Co.(4)(5)(13)	3,117	$2,737,225

		$2,737,225

Consumer Products — 0.0%(10)
HF Holdings, Inc.(4)(5)(13)	13,600	$335,784

		$335,784

Energy — 0.5%
Seven Generations Energy, Ltd.(13)	560,000	$6,294,300

		$6,294,300

Food/Beverage/Tobacco — 0.5%
Constellation Brands, Inc., Class A	50,993	$6,120,180

		$6,120,180

Gaming — 0.0%(10)
New Cotai Participation Corp., Class B(4)(5)(13)	7	$221,515

		$221,515

Health Care — 1.0%
AmSurg Corp.(13)	75,000	$5,380,500
Hologic, Inc.(13)	105,000	4,374,300
NuVasive, Inc.(13)	40,000	2,200,400

		$11,955,200

Homebuilders/Real Estate — 0.1%
TRI Pointe Group, Inc.(13)	80,000	$1,184,000

		$1,184,000

11

Security	Shares	Value
Services — 0.2%
United Rentals, Inc.(13)	30,000	$2,009,700

		$2,009,700

Telecommunications — 0.1%
NII Holdings, Inc.(13)	42,428	$606,720

		$606,720

Total Common Stocks (identified cost $26,815,810)		$32,640,624

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$694,355
Chesapeake Energy Corp., 5.75%	80	41,500

		$735,855

Health Care — 0.5%
Alere, Inc., 3.00%	18,630	$6,119,955

		$6,119,955

Total Convertible Preferred Stocks (identified cost $6,037,686)		$6,855,810

Miscellaneous — 1.0%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(10)
Adelphia, Inc., Escrow Certificate(13)	7,585,000	$47,406
Adelphia, Inc., Escrow Certificate(13)	3,555,000	22,219

		$69,625

Energy — 0.0%
SemGroup Corp., Escrow Certificate(4)(13)	6,330,000	$0

		$0

Gaming — 1.0%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(4)(13)	$1,193,299	$23,866
PGP Investors, LLC, Membership Interests(4)(5)(13)	25,714	8,999,998
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(5)(13)	5,410	3,065,667

		$12,089,531

Utilities — 0.0%(10)
EME Reorganization Trust	2,640,437	$34,326

		$34,326

Total Miscellaneous (identified cost $9,451,809)		$12,193,482

Warrants — 0.0%(10)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(10)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(4)(13)	1,610	$16

		$16

Total Warrants (identified cost $0)		$16

12

Short-Term Investments — 9.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(14)	$115,963	$115,962,690

Total Short-Term Investments (identified cost $115,962,690)		$115,962,690

Total Investments — 100.5% (identified cost $1,187,917,302)		$1,201,642,687

Other Assets — (0.5)%		$(6,207,241)

Net Assets — 100.0%		$1,195,435,446

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

HILT	-	Hilton USA Trust

EUR	-	Euro

*	Principal amount is denominated in Euros.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $533,976,888 or 44.7% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Restricted security.

(6)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2015.

(7)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	When-issued/delayed delivery security.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	Amount is less than 0.05%.

(11)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(13)	Non-income producing security.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $69,823.

13

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,203,418,806

Gross unrealized appreciation	$25,528,430
Gross unrealized depreciation	(27,304,549)

Net unrealized depreciation	$(1,776,119)

Restricted Securities

At July 31, 2015, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12 to 5/20/15	$2,605,439	$2,402,587	$2,719,077

Total Corporate Bonds & Notes			$2,402,587	$2,719,077

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$335,784
New Cotai Participation Corp., Class B	4/12/13	7	216,125	221,515
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,737,225

Total Common Stocks			$2,659,367	$3,294,524

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$8,999,998
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	3,065,667

Total Miscellaneous			$8,963,425	$12,065,665

Total Restricted Securities			$14,025,379	$18,079,266

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/31/15	Canadian Dollar 9,605,000	United States Dollar 7,718,765	JPMorgan Chase Bank, N.A.	$375,980	$—	$375,980
8/31/15	Euro 11,120,000	United States Dollar 12,107,901	JPMorgan Chase Bank, N.A.	—	(108,705)	(108,705)
8/31/15	United States Dollar 625,623	Canadian Dollar 815,000	JPMorgan Chase Bank, N.A.	—	(2,576)	(2,576)
8/31/15	United States Dollar 706,948	Canadian Dollar 900,000	JPMorgan Chase Bank, N.A.	—	(18,920)	(18,920)

				$375,980	$(130,201)	$245,779

14

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	$1,000	5.00	%(1)	12/20/16	$72,360	$(560)	$71,800
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	67,259	(11,037)	56,222
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	67,259	(19,753)	47,506
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	151,956	(29,511)	122,445
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	67,260	(12,783)	54,477
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	151,956	(21,862)	130,094

Total			$8,500				$578,050	$(95,506)	$482,544

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$578,050	$—
Foreign Exchange	Forward foreign currency exchange contracts	375,980	(130,201)

Total		$954,030	$(130,201)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$955,114,003	$2,719,077	$957,833,080
Senior Floating-Rate Interests	—	58,704,439	—	58,704,439
Convertible Bonds	—	10,355,114	—	10,355,114
Commercial Mortgage-Backed Securities	—	7,097,432	—	7,097,432
Common Stocks	29,346,100	—	3,294,524	32,640,624
Convertible Preferred Stocks	694,355	6,161,455	—	6,855,810
Miscellaneous	34,326	3,135,292	9,023,864	12,193,482
Warrants	—	—	16	16
Short-Term Investments	—	115,962,690	—	115,962,690
Total Investments	$30,074,781	$1,156,530,425	$15,037,481	$1,201,642,687
Forward Foreign Currency Exchange Contracts	$—	$375,980	$—	$375,980
Swap Contracts	—	578,050	—	578,050
Total	$30,074,781	$1,157,484,455	$15,037,481	$1,202,596,717

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(130,201)	$—	$(130,201)
Total	$—	$(130,201)	$—	$(130,201)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented.

At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance

Multi-Strategy Absolute Return Fund

July 31, 2015 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2015, the Fund owned less than 0.05% of Boston Income Portfolio’s outstanding interests, 58.3% of CMBS Portfolio’s outstanding interests, 0.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.9% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Government Obligations Portfolio’s outstanding interests, 98.3% of MSAR Completion Portfolio’s outstanding interests and 2.2% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2015 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $0)		$1	0.0	%(1)

CMBS Portfolio (identified cost, $20,249,853)		20,142,433	13.0

Eaton Vance Floating Rate Portfolio (identified cost, $28,958,419)		25,898,240	16.7

Global Macro Absolute Return Advantage Portfolio (identified cost, $17,132,015)		16,835,557	10.9

Government Obligations Portfolio (identified cost, $0)		1	0.0	(1)

MSAR Completion Portfolio (identified cost, $70,144,317)		71,052,567	45.8

Short-Term U.S. Government Portfolio (identified cost, $7,866,349)		7,750,439	5.0

Total Investments in Affiliated Portfolios (identified cost $144,350,953)		$141,679,238	91.4%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Equity Funds
Parametric Emerging Markets Fund, Institutional Class	473,412	$6,234,830	4.0%
Parametric International Equity Fund, Institutional Class	615,420	7,545,050	4.9

Total Investments in Affiliated Investment Funds (identified cost $15,640,502)		$13,779,880	8.9%

Total Investments (identified cost $159,991,455)		$155,459,118	100.3%

Other Assets, Less Liabilities		$(426,738)	(0.3)%

Net Assets		$155,032,380	100.0%

(1)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$169,505,476

Gross unrealized appreciation	$—
Gross unrealized depreciation	(14,046,358)

Net unrealized depreciation	$(14,046,358)

1

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Capital gain distributions	Realized gain (loss)	Value, end of period
Parametric Emerging Markets Fund, Institutional Class	$7,115,854	$229,625	$—	$110,944	$118,681	$—	$6,234,830
Parametric International Equity Fund, Institutional Class	7,152,241	410,877	—	172,025	238,852	—	7,545,050
Total	$14,268,095	$640,502	$—	$282,969	$357,533	$—	$13,779,880

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2015 and October 31, 2014, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Eaton Vance

Multi-Strategy All Market Fund

July 31, 2015 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing a substantial portion of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2015, the Fund owned 0.1% of Boston Income Portfolio’s outstanding interests, 7.3% of CMBS Portfolio’s outstanding interests, 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.5% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Government Obligations Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests and 99.9% of MSAM Completion Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at July 31, 2015 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $5,226,639)		$5,762,406	9.0%

CMBS Portfolio (identified cost, $2,535,146)		2,518,616	4.0

Eaton Vance Floating Rate Portfolio (identified cost, $12,698,677)		12,176,266	19.1

Global Macro Absolute Return Advantage Portfolio (identified cost, $10,232,681)		9,735,569	15.3

Government Obligations Portfolio (identified cost, $52,682)		3,328	0.0 (1)

International Income Portfolio (identified cost, $1,005)		1	0.0 (1)

MSAM Completion Portfolio (identified cost, $8,219,643)		8,254,753	13.0

Total Investments in Affiliated Portfolios (identified cost $38,966,473)		$38,450,939	60.4%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	619,926	$7,532,097	11.9%
Parametric Emerging Markets Fund, Institutional Class	49,690	654,412	1.0
Parametric International Equity Fund, Institutional Class	130,608	1,601,251	2.5

Total Investments in Affiliated Investment Funds (identified cost $9,273,559)		$9,787,760	15.4%

Exchange-Traded Funds

Security	Shares	Value	% of Net Assets
Commodity Funds
SPDR Gold Trust(2)	24,876	$2,610,239	4.1%

		$2,610,239	4.1%

Equity Funds
iShares MSCI Emerging Markets Minimum Volatility ETF	12,480	$692,515	1.1%
iShares MSCI Eurozone ETF	74,585	2,885,694	4.5
iShares MSCI Japan ETF	114,148	1,475,934	2.3
SPDR S&P 500 ETF Trust	4,987	1,049,763	1.7
WisdomTree Europe Hedged Equity Fund	36,290	2,327,640	3.7
WisdomTree Japan Hedged Equity Fund	63,429	3,643,996	5.7

		$12,075,542	19.0%

Total Exchange-Traded Funds (identified cost $14,967,041)		$14,685,781	23.1%

1

Asset-Backed Securities

Security	Principal Amount	Value	% of Net Assets
DNKN, Series 2015-1A, Class A2I, 3.262%, 2/20/45(3)	$74,813	$75,650	0.1%

Total Asset-Backed Securities (identified cost $74,813)		$75,650	0.1%

Short-Term Investments

U.S. Treasury Obligations

Security	Principal Amount	Value	% of Net Assets
U.S. Treasury Bill, 0.00%, 12/10/15(4)	$125,000	$124,970	0.2%

Total U.S. Treasury Obligations (identified cost $124,977)		$124,970	0.2%

Total Investments (identified cost $63,406,863)		$63,125,100	99.2%

Other Assets, Less Liabilities		$496,303	0.8%

Net Assets		$63,621,403	100.0%

DNKN	-	DB Master Finance LLC

(1)	Amount is less than 0.05%.

(2)	Non-income producing.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $75,650 or 0.1% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2015 were $2,892,199 or 4.5% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

A summary of open financial instruments at July 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
9/15	25 E-mini S&P 500 Index	Long	$2,605,935	$2,623,000	$17,065
Foreign Currency Futures
9/15	14 Euro	Short	(1,927,056)	(1,919,925)	7,131
Interest Rate Futures
9/15	35 U.S. 5-Year Treasury Note	Short	(4,183,232)	(4,194,532)	(11,300)
9/15	49 U.S. 10-Year Treasury Note	Long	6,237,254	6,244,438	7,184
9/15	35 U.S. Ultra-Long Treasury Bond	Long	5,565,392	5,583,594	18,202

					$38,282

2

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Societe Generale	$700	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/20/16	$11,812
Societe Generale	1,400	Receives	SGI Vol Invest Beta 2 Index	Pays	1-month USD- LIBOR-BBA + 0.30%	6/20/16	(48,900)
Societe Generale	3,600	Receives	SGI Commodity Dual Strategy Index(1)(2)	Pays	0.35%	10/5/15	(70)
Societe Generale	2,700	Receives	SGI Eaton Vance Risk Premia Index(1)(3)	Pays	0.35	10/5/15	(742)

							$(37,900)

(1)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(2)	Represents a custom index created by Societe Generale comprised of two underlying indices as follows: SGI Commodity Curve Momentum Index (50%) and SGI Smart Market Neutral Commodity 2 Index (50%).

(3)	Represents a custom index created by Societe Generale comprised of three underlying indices as follows: SGI FX-G4 Smile Premium Index (40%), SGI FX-G10 Mean Reversion Index (40%) and SGI US Delta Cap Mean Reversion Index (20%).

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodity-linked derivative instruments, including total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices. The Fund also enters into equity futures contracts to enhance total return and/or manage certain investment risks.

Foreign Exchange Risk: The Fund enters into foreign currency futures contracts and total return swaps to enhance total return.

Interest Rate Risk: The Fund enters into interest rate futures contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$—	$(70)

Total		$—	$(70)

Equity Price	Financial Futures Contracts*	$17,065	$—
Equity Price	Total Return Swaps	11,812	(48,900)

Total		$28,877	$(48,900)

Foreign Exchange	Financial Futures Contracts*	$7,131	$—
Foreign Exchange	Total Return Swaps	—	(742)

Total		$7,131	$(742)

3

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Financial Futures Contracts*	$25,386	$(11,300)

Total		$25,386	$(11,300)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidiary and including the affiliated Portfolios, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$64,216,663

Gross unrealized appreciation	$1,521,233
Gross unrealized depreciation	(2,455,806)

Net unrealized depreciation	$(934,573)

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Capital gain distributions	Realized gain (loss)	Value, end of period
Eaton Vance Hexavest Global Equity Fund, Class I	$7,300,444	$348,957	$—	$124,568	$224,389	$—	$7,532,097
Parametric Emerging Markets Fund, Institutional Class	1,491,551	48,132	648,988	23,255	24,877	(63,426)	654,412
Parametric International Equity Fund, Institutional Class	1,517,887	87,199	—	36,508	50,691	—	1,601,251

Total	$10,309,882	$484,288	$648,988	$184,331	$299,957	$(63,426)	$9,787,760

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$38,450,939	$—	$—	$38,450,939
Investments in Affiliated Investment Funds	9,787,760	—	—	9,787,760
Exchange-Traded Funds	14,685,781	—	—	14,685,781
Asset-Backed Securities	—	75,650	—	75,650
Short-Term Investments	—	124,970	—	124,970
Total Investments	$62,924,480	$200,620	$—	$63,125,100
Futures Contracts	$49,582	$—	$—	$49,582
Swap Contracts	—	11,812	—	11,812
Total	$62,974,062	$212,432	$—	$63,186,494

4

Liability Description	Level 1	Level 2	Level 3	Total
Futures Contracts	$(11,300)	$—	$—	$(11,300)
Swap Contracts	—	(49,712)	—	(49,712)
Total	$(11,300)	$(49,712)	$—	$(61,012)

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

5

Parametric Tax-Managed International Equity Fund

July 31, 2015 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $39,712,111 and the Fund owned 49.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Australia — 7.6%
AGL Energy, Ltd.	26,890	$327,204
Amcor, Ltd.	14,610	153,516
ARB Corp., Ltd.	2,741	28,426
Ardent Leisure Group	12,742	22,495
Aristocrat Leisure, Ltd.	11,229	70,240
Asciano, Ltd.	20,332	120,695
BHP Billiton, Ltd.	14,667	283,182
Boral, Ltd.	5,759	27,897
Brambles, Ltd.	20,697	164,176
carsales.com, Ltd.	6,799	53,820
Coca-Cola Amatil, Ltd.	13,087	88,597
Commonwealth Bank of Australia	6,814	435,103
Computershare, Ltd.	15,937	143,754
CSL, Ltd.	4,405	318,227
Domino’s Pizza Enterprises, Ltd.	1,212	35,746
Drillsearch Energy, Ltd.(1)	20,746	13,380
DUET Group	57,401	92,233
DuluxGroup, Ltd.	5,657	25,099
Echo Entertainment Group, Ltd.	17,795	65,155
GPT Group (The)	11,738	39,456
GUD Holdings, Ltd.	6,188	42,252
GWA Group, Ltd.	11,241	19,914
Harvey Norman Holdings, Ltd.	10,834	35,239
Incitec Pivot, Ltd.	11,120	29,380
Invocare, Ltd.	3,580	35,311
IRESS, Ltd.	4,049	30,722
JB Hi-Fi, Ltd.	3,121	43,978
Macquarie Atlas Roads Group	10,339	25,798
McMillan Shakespeare, Ltd.	3,315	34,472
Mirvac Group	18,336	25,261
Myer Holdings, Ltd.	19,418	17,808
National Australia Bank, Ltd.	4,515	114,586
Navitas, Ltd.	9,965	30,007
Newcrest Mining, Ltd.(1)	3,087	25,535
Oil Search, Ltd.	22,478	122,286
Origin Energy, Ltd.	20,678	171,102
Orora, Ltd.	57,701	98,163
Premier Investments, Ltd.	3,446	33,548
Ramsay Health Care, Ltd.	3,178	155,013
Recall Holdings, Ltd.	7,050	36,968
Retail Food Group, Ltd.	8,090	31,500
SAI Global, Ltd.	7,632	24,993
Scentre Group	4,083	11,791
Skilled Group, Ltd.	12,305	13,840
SMS Management & Technology, Ltd.	8,747	22,812
South32, Ltd.(1)	14,667	19,137
Southern Cross Media Group, Ltd.	25,786	18,162
Spark Infrastructure Group	56,969	80,448
Suncorp Group, Ltd.	2,484	25,858
Super Retail Group, Ltd.	4,935	33,214
Tabcorp Holdings, Ltd.	17,246	60,934
Tatts Group, Ltd.	19,917	57,841

1

Security	Shares	Value
Telstra Corp., Ltd.	140,712	$666,283
Tox Free Solutions, Ltd.	9,194	19,452
Transpacific Industries Group, Ltd.	36,318	18,786
Transurban Group	27,194	197,929
Treasury Wine Estates, Ltd.	11,839	49,748
Village Roadshow, Ltd.	4,552	21,334
Westfield Corp.	3,277	23,967
Westpac Banking Corp.	8,556	217,547
Whitehaven Coal, Ltd.(1)	23,116	20,181
Woodside Petroleum, Ltd.	12,096	314,515
Woolworths, Ltd.	23,156	483,097
WorleyParsons, Ltd.	4,274	28,667

		$6,097,780

Austria — 1.0%
ams AG	2,962	$128,442
Andritz AG	1,693	94,424
CA Immobilien Anlagen AG	1,563	28,109
Conwert Immobilien Invest SE(1)	2,110	25,618
EVN AG	2,151	24,262
Immofinanz AG(1)	21,576	52,994
Lenzing AG	490	35,713
OMV AG	5,438	144,517
RHI AG	859	21,312
Schoeller-Bleckmann Oilfield Equipment AG	231	13,065
Verbund AG	6,332	98,061
Voestalpine AG	2,931	125,672

		$792,189

Belgium — 1.9%
Ageas	1,164	$47,925
Anheuser-Busch InBev NV	1,886	225,342
Colruyt SA	978	47,482
Econocom Group SA/NV	2,876	26,592
Euronav SA	2,460	37,578
EVS Broadcast Equipment SA	652	18,397
Fagron	518	24,329
Groupe Bruxelles Lambert SA	2,220	183,202
Proximus	6,750	254,450
Solvay SA	1,330	177,931
Telenet Group Holding NV(1)	3,141	177,282
UCB SA	2,340	181,062
Umicore SA	2,518	110,309

		$1,511,881

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$64,460
A.P. Moller-Maersk A/S, Class B	54	91,994
Carlsberg A/S, Class B	2,023	176,255
Coloplast A/S, Class B	673	48,562
Danske Bank A/S	5,821	181,991
DSV A/S	3,141	107,515
Novo Nordisk A/S, Class B	2,670	157,574
Novozymes A/S, Class B	4,937	258,064
Pandora A/S	1,680	189,174
SimCorp A/S	775	33,087
TDC A/S	20,226	152,580
Tryg A/S	3,287	66,158

		$1,527,414

2

Security	Shares	Value
Finland — 1.9%
Amer Sports Oyj	1,589	$46,346
Elisa Oyj	4,226	142,279
Fortum Oyj	9,596	168,494
Kesko Oyj, Class B	3,462	134,753
Kone Oyj, Class B	2,563	107,560
Neste Oyj	6,179	172,154
Nokia Oyj	25,041	177,323
Nokian Renkaat Oyj	3,048	91,599
Orion Oyj, Class B	3,365	140,481
Sampo Oyj, Class A	2,829	139,981
Sanoma Oyj	4,285	15,675
UPM-Kymmene Oyj	6,498	120,030
Valmet Oyj	3,262	38,606
Wartsila Oyj	800	36,771

		$1,532,052

France — 8.1%
Accor SA	611	$29,953
ADP	713	85,477
Air Liquide SA	5,090	662,795
Airbus Group SE	2,452	174,056
Alstom SA(1)	736	21,616
Alten SA	634	31,951
Atos	1,608	122,186
AXA SA	2,084	54,883
BNP Paribas SA	4,623	300,714
Bouygues SA	672	24,686
Cap Gemini SA	1,157	110,530
Christian Dior SE	293	60,606
CNP Assurances	2,759	46,370
Danone SA	4,879	331,002
Dassault Systemes SA	3,267	246,358
Edenred	900	22,433
Engie	28,577	548,035
Essilor International SA	894	114,503
Eutelsat Communications SA	985	30,019
Fonciere des Regions	297	25,646
Groupe Eurotunnel SE	2,197	31,564
Hermes International	129	50,166
Iliad SA	447	106,154
Imerys SA	879	66,224
Ingenico Group	1,185	155,216
Kering SA	430	82,808
Klepierre	713	32,440
L’Oreal SA	2,016	376,816
Lagardere SCA	1,361	40,703
Legrand SA	583	35,864
LVMH Moet Hennessy Louis Vuitton SE	1,100	205,765
Natixis SA	15,283	112,165
Neopost SA	811	32,578
Publicis Groupe SA	1,071	80,997
Remy Cointreau SA	348	24,734
Rubis SCA	423	30,403
Safran SA	1,926	145,819
Sanofi	6,017	648,579
Societe BIC SA	422	72,259
Sodexo SA	251	23,378
Sopra Steria Group	268	25,604
Suez Environnement Co. SA	5,207	99,798
Total SA	11,837	584,073

3

Security	Shares	Value
Unibail-Rodamco SE	378	$100,474
Vinci SA	2,225	142,596
Vivendi SA	5,190	136,377
Wendel SA	200	26,630

		$6,514,003

Germany — 7.6%
Adidas AG	1,444	$118,166
Allianz SE	1,913	313,373
alstria office REIT AG	2,172	30,000
Aurubis AG	569	34,039
BASF SE	4,409	381,002
Bayer AG	3,063	452,333
Bayerische Motoren Werke AG	1,473	147,706
Beiersdorf AG	2,677	228,721
Brenntag AG	492	27,360
Celesio AG	867	25,272
Continental AG	655	146,434
Deutsche Boerse AG	1,043	94,747
Deutsche EuroShop AG	620	27,710
Deutsche Post AG	5,695	172,133
Deutsche Telekom AG	33,899	612,977
Deutsche Wohnen AG	1,750	43,176
E.ON SE	35,060	463,012
Fraport AG	937	61,521
Fresenius Medical Care AG & Co. KGaA	705	57,685
Fresenius SE & Co. KGaA	1,677	116,042
Hannover Rueck SE	479	50,853
Henkel AG & Co. KGaA	2,916	294,096
K&S AG	864	35,450
KWS Saat SE	85	27,638
LANXESS AG	524	30,260
LEG Immobilien AG	453	32,966
Linde AG	1,079	203,644
Merck KGaA	412	41,927
MTU Aero Engines AG	316	29,103
Muenchener Rueckversicherungs-Gesellschaft AG	660	121,294
Porsche Automobil Holding SE, PFC Shares	819	61,729
RWE AG	8,003	166,675
SAP SE	8,656	621,874
Siemens AG	3,848	412,298
Software AG	800	23,936
Stada Arzneimittel AG	690	26,560
Suedzucker AG	3,391	55,929
TAG Immobilien AG	2,396	27,083
Telefonica Deutschland Holdings AG	3,587	22,247
Volkswagen AG	330	66,748
Volkswagen AG, PFC Shares	676	135,587
Wirecard AG	1,392	55,155

		$6,096,461

Hong Kong — 3.8%
APT Satellite Holdings, Ltd.	34,500	$32,150
ASM Pacific Technology, Ltd.	11,500	104,185
Bank of East Asia, Ltd. (The)	23,200	93,958
Bloomage BioTechnology Corp, Ltd.	10,000	18,073
Cathay Pacific Airways, Ltd.	31,000	73,271
Cheung Kong Infrastructure Holdings, Ltd.	21,000	182,203
Chow Sang Sang Holdings International, Ltd.	13,000	25,167
CLP Holdings, Ltd.	26,000	220,470
Dairy Farm International Holdings, Ltd.	6,300	52,067

4

Security	Shares	Value
Esprit Holdings, Ltd.	27,800	$26,678
Fosun International, Ltd.	70,500	148,523
Galaxy Entertainment Group, Ltd.	43,000	197,732
Hang Lung Group, Ltd.	6,000	27,121
Hang Lung Properties, Ltd.	16,000	45,900
Hang Seng Bank, Ltd.	2,500	51,282
HC International, Inc.(1)	12,000	7,837
HKT Trust and HKT, Ltd.	111,000	135,117
Hongkong Land Holdings, Ltd.	13,000	100,023
Hopewell Holdings, Ltd.	33,500	115,564
Hysan Development Co., Ltd.	7,000	30,098
Jardine Matheson Holdings, Ltd.	2,400	130,346
Jardine Strategic Holdings, Ltd.	3,000	90,119
Johnson Electric Holdings, Ltd.	7,875	26,680
Kerry Properties, Ltd.	10,000	37,330
Link REIT (The)	22,500	132,279
MTR Corp., Ltd.	17,500	77,910
NWS Holdings, Ltd.	17,000	25,421
PAX Global Technology, Ltd.(1)	21,000	33,637
PCCW, Ltd.	191,000	114,300
Power Assets Holdings, Ltd.	13,000	122,369
Sands China, Ltd.	33,200	146,521
Shangri-La Asia, Ltd.	22,000	28,332
Sino Land Co., Ltd.	22,000	34,193
Sun Hung Kai Properties, Ltd.	10,000	153,448
Swire Pacific, Ltd., Class A	4,000	51,279
Television Broadcasts, Ltd.	4,700	24,768
VTech Holdings, Ltd.	7,100	88,329
Yue Yuen Industrial Holdings, Ltd.	10,500	34,177

		$3,038,857

Ireland — 1.9%
Aer Lingus Group PLC	13,945	$38,309
CRH PLC	8,138	240,696
DCC PLC	1,972	155,836
FBD Holdings PLC	1,257	10,564
FleetMatics Group PLC(1)	4,706	225,276
Fly Leasing, Ltd. ADR	2,162	32,516
Glanbia PLC	4,590	95,713
ICON PLC(1)	3,112	251,450
Irish Continental Group PLC	7,510	36,063
Kerry Group PLC, Class A	1,947	147,953
Origin Enterprises PLC	2,844	23,857
Paddy Power PLC	3,115	278,131

		$1,536,364

Israel — 1.9%
Bank Hapoalim B.M.	15,152	$84,246
Bezeq Israeli Telecommunication Corp., Ltd.	124,134	228,933
Caesarstone Sdot-Yam, Ltd.	837	60,046
Check Point Software Technologies, Ltd.(1)	2,277	183,913
Delek Automotive Systems, Ltd.	2,964	33,001
Delek Group, Ltd.	170	50,204
Elbit Systems, Ltd.	1,673	138,126
Gazit-Globe, Ltd.	2,382	28,108
Israel Chemicals, Ltd.	19,219	133,001
Israel Corp., Ltd.	96	33,866
Israel Discount Bank, Ltd., Series A(1)	19,603	39,588
Kenon Holdings, Ltd.(1)	672	10,553
Mizrahi Tefahot Bank, Ltd.	3,293	42,249
Orbotech, Ltd.(1)	2,016	38,385

5

Security	Shares	Value
Osem Investment, Ltd.	2,955	$62,842
Paz Oil Co., Ltd.	464	74,817
Strauss Group, Ltd.(1)	1,802	28,400
Teva Pharmaceutical Industries, Ltd. ADR	3,286	226,800
Tower Semiconductor, Ltd.(1)	225	3,031

		$1,500,109

Italy — 4.0%
Assicurazioni Generali SpA	4,184	$82,455
Astaldi SpA	2,796	26,909
Atlantia SpA	9,981	266,534
Autogrill SpA(1)	4,452	40,199
Banca Popolare di Milano Scarl	33,412	36,140
Brembo SpA	781	35,210
Buzzi Unicem SpA	3,892	66,442
CIR SpA(1)	19,905	21,174
CNH Industrial NV	8,164	73,268
Davide Campari-Milano SpA	17,139	137,141
DiaSorin SpA	1,529	70,231
Enel Green Power SpA	15,744	32,705
Enel SpA	55,440	260,510
ENI SpA	26,390	461,841
Interpump Group SpA	2,136	36,288
Intesa Sanpaolo SpA	61,402	236,406
Italcementi SpA	2,564	28,342
Luxottica Group SpA	1,757	127,412
Mediobanca SpA	2,802	30,536
Pirelli & C. SpA	5,635	93,169
Prada SpA	6,900	31,758
Recordati SpA	4,182	104,156
Salvatore Ferragamo SpA	941	29,760
Snam SpA	16,776	82,552
Sorin SpA(1)	9,439	27,292
STMicroelectronics NV	20,785	162,692
Telecom Italia SpA(1)	214,684	284,479
Telecom Italia SpA, PFC Shares	185,297	192,351
Terna Rete Elettrica Nazionale SpA	12,961	60,448
Tod’s SpA	213	21,517
Unione di Banche Italiane ScpA	4,763	38,631
Yoox SpA(1)	851	28,758

		$3,227,306

Japan — 15.5%
Advantest Corp.	2,700	$23,598
Aeon Co., Ltd.	3,200	48,898
Aeon Mall Co., Ltd.	1,300	24,416
Air Water, Inc.	2,000	34,694
Ajinomoto Co., Inc.	4,000	91,990
Alfresa Holdings Corp.	1,600	26,796
ANA Holdings, Inc.	11,000	35,027
Anritsu Corp.	3,000	21,481
Asahi Glass Co., Ltd.	6,000	35,153
Asahi Group Holdings, Ltd.	2,800	93,839
Asahi Kasei Corp.	9,000	68,367
Bandai Namco Holdings, Inc.	1,300	28,816
Bank of Yokohama, Ltd. (The)	5,000	31,770
Bridgestone Corp.	1,900	71,620
Canon, Inc.	3,800	121,581
Central Japan Railway Co.	500	87,471
Century Tokyo Leasing Corp.	900	30,532

6

Security	Shares	Value
Chiba Bank, Ltd. (The)	4,000	$31,872
Chubu Electric Power Co., Inc.	13,900	235,792
Chugai Pharmaceutical Co., Ltd.	1,800	65,475
Citizen Holdings Co., Ltd.	7,100	47,367
Cosmo Oil Co., Ltd.(1)	38,000	61,539
Credit Saison Co., Ltd.	1,400	30,985
Daido Steel Co., Ltd.	7,000	26,548
Daikin Industries, Ltd.	1,100	71,090
Daishi Bank, Ltd. (The)	9,000	38,815
Daito Trust Construction Co., Ltd.	300	31,681
Daiwa House Industry Co., Ltd.	2,000	49,744
Denki Kagaku Kogyo K.K.	9,000	37,427
Dentsu, Inc.	900	50,932
Dowa Holdings Co., Ltd.	4,000	38,006
Dydo Drinco, Inc.	800	33,422
East Japan Railway Co.	1,100	108,512
Eisai Co., Ltd.	1,500	97,897
Electric Power Development Co., Ltd.	4,500	155,528
FamilyMart Co., Ltd.	800	38,662
Fancl Corp.	1,300	20,091
FANUC Corp.	500	83,393
Fuji Electric Co., Ltd.	8,000	33,074
Fuji Oil Co., Ltd.	1,200	20,107
FUJIFILM Holdings Corp.	2,000	79,317
Fujitsu, Ltd.	8,000	41,968
Fukuoka Financial Group, Inc.	7,000	35,975
Furukawa Electric Co., Ltd.	13,000	21,576
Gunma Bank, Ltd. (The)	5,000	37,157
Hachijuni Bank, Ltd. (The)	5,000	38,803
Hamamatsu Photonics K.K.	1,000	26,006
Hirose Electric Co., Ltd.	300	35,786
Hiroshima Bank, Ltd. (The)	6,000	35,162
Hisamitsu Pharmaceutical Co., Inc.	1,200	43,624
Hitachi Metals, Ltd.	3,000	44,601
Hokuhoku Financial Group, Inc.	15,000	35,414
Honda Motor Co., Ltd.	4,400	147,829
Hoya Corp.	2,000	84,577
Hulic Co., Ltd.	2,200	21,759
Ibiden Co., Ltd.	2,000	33,066
Idemitsu Kosan Co., Ltd.	4,100	75,362
Isetan Mitsukoshi Holdings, Ltd.	2,700	49,117
Ito En, Ltd.	1,400	32,543
ITOCHU Corp.	3,300	40,398
ITOCHU Techno-Solutions Corp.	1,600	37,357
Iyo Bank, Ltd. (The)	1,800	22,885
Japan Airlines Co., Ltd.	1,400	52,821
Japan Exchange Group, Inc.	1,000	34,808
Japan Real Estate Investment Corp.	6	26,908
Japan Retail Fund Investment Corp.	15	29,403
Japan Tobacco, Inc.	6,000	232,900
JX Holdings, Inc.	32,400	138,114
Kagome Co., Ltd.	1,800	29,648
Kajima Corp.	8,000	39,712
Kakaku.com, Inc.	2,000	31,790
Kaken Pharmaceutical Co., Ltd.	2,000	74,517
Kamigumi Co., Ltd.	3,000	28,217
Kansai Paint Co., Ltd.	3,000	48,832
KDDI Corp.	14,600	370,637
Keihan Electric Railway Co., Ltd.	8,000	52,249
Kewpie Corp.	2,100	47,482

7

Security	Shares	Value
Keyence Corp.	200	$100,747
Kikkoman Corp.	1,000	34,951
Kintetsu Group Holdings Co., Ltd.	8,000	28,498
Kobayashi Pharmaceutical Co., Ltd.	500	39,221
Koito Manufacturing Co., Ltd.	2,000	78,572
Konica Minolta, Inc.	4,500	56,084
Kose Corp.	400	38,865
Kuraray Co., Ltd.	2,500	29,472
Kyocera Corp.	1,700	87,532
KYORIN Holdings, Inc.	1,500	29,220
Kyowa Hakko Kirin Co., Ltd.	2,000	32,544
Kyushu Electric Power Co., Inc.(1)	11,500	162,960
Lawson, Inc.	500	37,191
Lion Corp.	5,000	42,990
M3, Inc.	3,600	84,832
Mandom Corp.	400	16,539
Marubeni Corp.	7,000	38,903
Maruichi Steel Tube, Ltd.	1,200	30,918
Matsumotokiyoshi Holdings Co., Ltd.	900	43,436
Megmilk Snow Brand Co., Ltd.	2,200	34,538
MEIJI Holdings Co., Ltd.	500	71,016
Miraca Holdings, Inc.	1,300	59,835
Mitsubishi Chemical Holdings Corp.	9,000	58,739
Mitsubishi Corp.	2,800	60,415
Mitsubishi Estate Co., Ltd.	3,000	66,623
Mitsubishi Gas Chemical Co., Inc.	6,000	33,284
Mitsubishi Motors Corp.	2,000	17,002
Mitsubishi Tanabe Pharma Corp.	3,200	53,279
Mitsubishi UFJ Financial Group, Inc.	24,600	179,016
Mitsui & Co., Ltd.	3,900	50,603
Mitsui Fudosan Co., Ltd.	2,000	56,891
Mizuho Financial Group, Inc.	56,100	122,327
Morinaga Milk Industry Co., Ltd.	7,000	28,621
Murata Manufacturing Co., Ltd.	700	103,707
NGK Spark Plug Co., Ltd.	2,400	63,532
NH Foods, Ltd.	2,000	48,611
Nidec Corp.	1,000	89,406
Nihon Kohden Corp.	1,400	31,056
Nihon Parkerizing Co., Ltd.	2,000	18,542
Nikon Corp.	1,800	21,410
Nintendo Co., Ltd.	500	87,820
Nippon Building Fund, Inc.	5	22,345
Nippon Electric Glass Co., Ltd.	10,000	48,523
Nippon Kayaku Co., Ltd.	2,000	20,260
Nippon Paint Holdings Co., Ltd.	2,000	57,324
Nippon Shinyaku Co., Ltd.	1,000	33,352
Nippon Shokubai Co., Ltd.	3,000	44,306
Nippon Soda Co., Ltd.	5,000	29,893
Nippon Telegraph & Telephone Corp.	12,800	492,963
Nissan Chemical Industries, Ltd.	2,000	43,860
Nissan Motor Co., Ltd.	10,300	98,000
Nisshin Seifun Group, Inc.	2,400	34,398
Nissin Foods Holdings Co., Ltd.	1,200	54,077
Nitori Holdings Co., Ltd.	1,000	89,650
Nitto Denko Corp.	1,000	75,683
NOF Corp.	4,000	33,123
Nomura Real Estate Holdings, Inc.	1,500	29,913
Nomura Research Institute, Ltd.	1,000	41,016
NTT Data Corp.	1,100	52,557
NTT DoCoMo, Inc.	20,000	422,307

8

Security	Shares	Value
Obayashi Corp.	4,000	$30,785
Okinawa Electric Power Co., Inc. (The)	1,300	32,483
Ono Pharmaceutical Co., Ltd.	1,100	132,526
Oracle Corp. Japan	1,000	42,085
Osaka Gas Co., Ltd.	51,000	203,926
Otsuka Corp.	900	47,237
Otsuka Holdings Co., Ltd.	3,800	136,439
Rakuten, Inc.	4,300	69,101
Resona Holdings, Inc.	7,700	42,333
Rinnai Corp.	600	42,414
San-Ai Oil Co., Ltd.	4,000	27,924
Santen Pharmaceutical Co., Ltd.	4,100	60,319
Sawai Pharmaceutical Co., Ltd.	400	24,484
SECOM Co., Ltd.	500	33,638
Sega Sammy Holdings, Inc.	1,400	17,467
Sekisui Chemical Co., Ltd.	3,000	33,285
Sekisui House, Ltd.	2,000	29,710
Seven Bank, Ltd.	7,400	35,244
Sharp Corp.(1)	11,000	14,555
Shimadzu Corp.	4,000	59,545
Shimano, Inc.	200	27,727
Shimizu Corp.	5,000	43,850
Shin-Etsu Chemical Co., Ltd.	1,700	101,660
Shionogi & Co., Ltd.	1,600	63,744
Shiseido Co., Ltd.	1,500	36,283
Showa Denko K.K.	22,000	27,120
Showa Shell Sekiyu K.K.	7,000	65,734
Sojitz Corp.	18,700	43,146
Sumitomo Corp.	4,900	55,626
Sumitomo Metal Mining Co., Ltd.	2,000	26,890
Sumitomo Mitsui Financial Group, Inc.	3,000	135,282
Taiheiyo Cement Corp.	15,000	49,455
Taisei Corp.	6,000	35,259
Taisho Pharmaceutical Holdings Co., Ltd.	700	46,970
Takeda Pharmaceutical Co., Ltd.	3,600	181,121
TDK Corp.	1,000	69,925
TEIJIN, Ltd.	12,000	43,796
Toagosei Co., Ltd.	3,500	27,186
Toho Gas Co., Ltd.	4,000	23,896
Tokai Carbon Co., Ltd.	9,000	26,172
Tokio Marine Holdings, Inc.	2,000	83,286
Tokyo Gas Co., Ltd.	46,000	248,360
Tokyo Tatemono Co., Ltd.	1,500	20,990
Tokyu Corp.	4,000	29,396
Tokyu Fudosan Holdings Corp.	4,000	30,179
TonenGeneral Sekiyu K.K.	8,000	79,987
Toppan Printing Co., Ltd.	4,000	34,760
Toray Industries, Inc.	9,000	71,616
Toshiba Corp.	18,000	55,017
Tosoh Corp.	7,000	36,492
Toyo Ink SC Holdings Co., Ltd.	7,000	27,870
Toyo Suisan Kaisha, Ltd.	1,000	37,787
Toyobo Co., Ltd.	18,000	26,844
Toyota Motor Corp.	5,100	339,608
Trend Micro, Inc.	1,000	36,602
Tsuruha Holdings, Inc.	400	35,116
Ube Industries, Ltd.	17,000	29,733
Unicharm Corp.	2,800	67,221
UNY Group Holdings Co., Ltd.	4,700	32,479
USS Co., Ltd.	4,300	75,507

9

Security	Shares	Value
Yahoo! Japan Corp.	11,200	$49,002
Yamato Holdings Co., Ltd.	2,000	44,326
Yamato Kogyo Co., Ltd.	1,000	23,476
Yamazaki Baking Co., Ltd.	2,000	31,862
Zeon Corp.	3,000	29,066
ZERIA Pharmaceutical Co., Ltd.	2,000	29,236

		$12,487,786

Netherlands — 3.9%
Aegon NV	9,795	$75,341
Aercap Holdings NV(1)	700	32,788
Akzo Nobel NV	3,185	227,903
AMG Advanced Metallurgical Group NV(1)	3,024	25,444
ASML Holding NV	3,712	368,993
Delta Lloyd NV	1,595	28,287
Fugro NV(1)	4,741	99,167
Gemalto NV	831	71,305
Heineken NV	1,062	83,515
ING Groep NV	22,110	376,028
Koninklijke Ahold NV	5,000	99,509
Koninklijke DSM NV	3,322	189,585
Koninklijke KPN NV	76,480	302,179
Koninklijke Philips NV	10,722	298,782
Koninklijke Vopak NV	2,055	107,356
OCI NV(1)	716	23,981
QIAGEN NV(1)	7,216	202,470
RELX NV	25,398	422,700
Unilever NV	1,457	65,271

		$3,100,604

New Zealand — 1.0%
Argosy Property, Ltd.	71,574	$52,679
Auckland International Airport, Ltd.	36,841	131,500
Contact Energy, Ltd.	23,324	76,192
Fisher & Paykel Healthcare Corp., Ltd.	10,114	50,039
Fletcher Building, Ltd.	17,648	92,219
Kiwi Property Group, Ltd.	88,630	80,669
Ryman Healthcare, Ltd.	7,558	41,893
Sky Network Television, Ltd.	19,058	76,973
Spark New Zealand, Ltd.	52,744	103,010
Trade Me, Ltd.	8,490	18,990
Xero, Ltd.(1)	5,362	62,652

		$786,816

Norway — 2.0%
Atea ASA	6,274	$54,178
Austevoll Seafood ASA	4,763	24,769
Borregaard ASA	4,154	26,320
DNB ASA	8,378	136,582
DNO ASA(1)	8,093	7,517
Gjensidige Forsikring ASA	1,701	27,334
Kongsberg Gruppen ASA	3,498	58,595
Leroy Seafood Group ASA	876	30,125
Nordic Semiconductor ASA(1)	6,600	42,165
Opera Software ASA	8,541	68,199
Orkla ASA	16,927	134,904
Prosafe SE	3,357	9,797
Salmar ASA	2,132	33,713
Schibsted ASA, Class A	3,350	117,050
Schibsted ASA, Class B(1)	3,350	109,501
SpareBank 1 SMN	3,485	26,980

10

Security	Shares	Value
SpareBank 1 SR-Bank ASA	3,147	$18,682
Statoil ASA	7,438	125,395
Stolt-Nielsen, Ltd.	2,728	44,073
Telenor ASA	10,369	227,765
Veidekke ASA	9,393	104,512
Yara International ASA	3,528	175,533

		$1,603,689

Portugal — 0.9%
Banco BPI SA(1)	11,996	$13,601
EDP-Energias de Portugal SA	53,769	198,878
Galp Energia SGPS SA, Class B	9,466	109,478
Jeronimo Martins SGPS SA	7,890	117,262
Mota-Engil SGPS SA	8,047	21,373
NOS SGPS SA	22,214	187,976
Pharol SGPS SA(1)	43,046	16,038
Portucel SA	19,411	73,891

		$738,497

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$41,432
Biosensors International Group, Ltd.(1)	58,000	29,395
Boustead Projects, Ltd.(1)	6,000	3,779
Boustead Singapore, Ltd.	20,000	17,509
CapitaLand Mall Trust	33,000	48,108
City Developments, Ltd.	4,000	27,223
ComfortDelGro Corp., Ltd.	31,100	68,248
Ezion Holdings, Ltd.	61,200	38,479
Ezra Holdings, Ltd.(1)	36,400	3,570
First Resources, Ltd.	14,000	19,369
Flextronics International, Ltd.(1)	17,512	192,807
Genting Singapore PLC	74,000	47,419
Hutchison Port Holdings Trust	44,000	26,408
Mapletree Commercial Trust	29,000	28,863
Oversea-Chinese Banking Corp., Ltd.	10,400	77,990
Petra Foods, Ltd.	10,000	20,904
Raffles Medical Group, Ltd.	10,000	34,936
Sembcorp Industries, Ltd.	7,000	18,207
Singapore Press Holdings, Ltd.	41,000	124,914
Singapore Technologies Engineering, Ltd.	29,000	69,335
Singapore Telecommunications, Ltd.	78,300	233,853
United Engineers, Ltd.	16,000	29,018
United Overseas Bank, Ltd.	5,000	80,943
Venture Corp., Ltd.	7,000	40,054
Wilmar International, Ltd.	75,000	174,891

		$1,497,654

Spain — 3.8%
Abertis Infraestructuras SA	9,052	$148,226
Acerinox SA	8,757	106,794
Amadeus IT Holding SA, Class A	7,299	318,649
Banco de Sabadell SA	8,704	19,830
Banco Santander SA	33,878	234,257
Bankia SA	14,959	19,770
CaixaBank SA	24,878	111,022
Distribuidora Internacional de Alimentacion SA	18,053	112,986
Ebro Foods SA	1,302	25,969
Enagas SA	2,600	72,987
Ferrovial SA	6,364	154,769
Grifols SA, Class A	5,089	224,880
Grifols SA, Class B, PFC Shares	4,169	135,850

11

Security	Shares	Value
Iberdrola SA	26,621	$187,764
Industria de Diseno Textil SA	8,791	301,426
Red Electrica Corp. SA	1,282	102,367
Repsol SA	14,951	251,273
Telefonica SA	25,727	394,619
Viscofan SA	1,024	61,196
Zardoya Otis SA	6,587	72,313

		$3,056,947

Sweden — 4.0%
AAK AB	447	$30,278
Alfa Laval AB	1,149	21,132
Assa Abloy AB, Class B	2,883	58,539
Atlas Copco AB, Class A	1,766	48,298
Atlas Copco AB, Class B	1,117	27,467
BillerudKorsnas AB	8,829	135,628
Castellum AB	1,757	25,051
Elekta AB, Class B	23,297	154,553
Fabege AB	2,133	29,601
Hennes & Mauritz AB, Class B	10,751	427,753
Hexpol AB	9,658	103,600
Holmen AB, Class B	4,278	122,047
ICA Gruppen AB	890	32,480
Investment AB Kinnevik, Class B	1,448	46,300
Lundin Petroleum AB(1)	6,164	89,366
Meda AB, Class A	13,931	227,015
Skanska AB, Class B	7,392	155,670
SKF AB, Class B	2,244	43,891
Svenska Cellulosa AB SCA, Class B	8,341	237,339
Svenska Handelsbanken AB, Class A	5,337	81,679
Swedbank AB, Class A	7,142	167,295
Swedish Match AB	3,504	107,327
Telefonaktiebolaget LM Ericsson, Class B	36,080	385,769
TeliaSonera AB	70,715	429,751
Wihlborgs Fastigheter AB	1,547	26,670

		$3,214,499

Switzerland — 7.7%
ABB, Ltd.	20,275	$412,394
Allreal Holding AG	214	30,586
Alpiq Holding, Ltd.	241	20,336
Ascom Holding AG	1,636	29,659
Autoneum Holding AG	142	29,296
Baloise Holding AG	886	112,884
Bucher Industries AG	89	21,697
Burckhardt Compression Holdings AG	55	20,774
Compagnie Financiere Richemont SA, Class A	7,922	683,775
DKSH Holding AG	352	26,408
Dufry AG(1)	429	59,491
EFG International AG	2,438	28,392
Ems-Chemie Holding AG	96	46,759
Forbo Holding AG	29	35,319
Gategroup Holding AG	975	36,025
Geberit AG	325	112,419
Givaudan SA	148	275,302
Inficon Holding AG	86	25,537
Julius Baer Group, Ltd.	2,361	130,610
Kaba Holding AG	61	39,028
Komax Holding AG	194	33,771
Kuehne & Nagel International AG	231	31,889
Kuoni Reisen Holding AG	68	18,899

12

Security	Shares	Value
Logitech International SA	3,205	$46,108
Mobimo Holding AG	139	29,562
Nestle SA	12,024	909,617
Novartis AG	7,182	745,234
Pargesa Holding SA	333	22,369
Partners Group Holding AG	109	36,447
PSP Swiss Property AG	420	37,729
Schindler Holding AG	897	145,758
Schmolz & Bickenbach AG(1)	21,068	17,634
SGS SA	46	87,748
Sika AG	16	58,006
Swatch Group, Ltd. (The)	458	37,538
Swatch Group, Ltd. (The), Bearer Shares	442	190,355
Swiss Life Holding AG	399	94,143
Swiss Prime Site AG	678	54,012
Swiss Re AG	2,119	190,619
Swisscom AG	516	300,109
Syngenta AG	1,392	573,463
U-Blox AG	336	70,726
Valiant Holding AG	270	26,802
Valora Holding AG	105	20,411
Zehnder Group AG	691	26,043
Zurich Insurance Group AG	620	188,796

		$6,170,479

United Kingdom — 16.5%
3i Group PLC	4,682	$40,388
Aggreko PLC	1,997	37,406
Anglo American PLC	11,476	144,701
Anite PLC	21,623	42,465
AstraZeneca PLC	8,384	565,992
Aveva Group PLC	2,620	90,109
Aviva PLC	13,711	111,487
Babcock International Group PLC	3,446	53,313
BAE Systems PLC	15,161	113,513
Berendsen PLC	1,721	27,489
Berkeley Group Holdings PLC	1,125	59,080
BHP Billiton PLC	17,071	313,554
BP PLC	80,176	493,863
British American Tobacco PLC	7,891	468,536
British Land Co. PLC (The)	2,591	33,980
Bunzl PLC	2,862	81,922
Burberry Group PLC	1,881	47,206
Capita PLC	6,883	140,117
Carillion PLC	4,756	25,671
Carnival PLC	1,660	92,010
Cineworld Group PLC	5,166	41,250
Close Brothers Group PLC	1,265	28,666
Cobham PLC	11,321	46,126
Compass Group PLC	7,415	118,608
Crest Nicholson Holdings PLC	4,968	42,302
Croda International PLC	1,406	66,671
CSR PLC	5,167	72,441
Daily Mail & General Trust PLC, Class A	2,268	28,402
Diageo PLC	9,957	279,122
Drax Group PLC	9,268	43,140
Elementis PLC	6,330	25,331
Essentra PLC	2,162	30,778
Experian PLC	8,507	159,495
FirstGroup PLC(1)	13,353	24,022
Fresnillo PLC	2,137	21,555

13

Security	Shares	Value
G4s PLC	13,501	$57,883
Galliford Try PLC	1,478	40,922
GlaxoSmithKline PLC	37,061	805,519
Glencore PLC	76,649	248,351
Grainger PLC	8,181	30,473
Greene King PLC	2,038	27,478
Halma PLC	10,346	122,168
Hammerson PLC	3,110	31,926
Hargreaves Lansdown PLC	1,490	27,816
Howden Joinery Group PLC	5,263	40,670
HSBC Holdings PLC	38,852	350,929
ICAP PLC	4,277	34,405
Imperial Tobacco Group PLC	4,546	238,558
Indivior PLC(1)	3,354	13,825
Inmarsat PLC	7,837	108,525
Innovation Group PLC	55,577	27,946
InterContinental Hotels Group PLC	1,773	74,470
International Game Technology PLC(1)	1,016	20,117
Intertek Group PLC	1,447	55,298
Intu Properties PLC	6,028	31,003
J Sainsbury PLC	7,562	31,237
Johnson Matthey PLC	1,714	77,905
Kcom Group PLC	18,722	27,620
Keller Group PLC	1,779	29,347
Kingfisher PLC	14,750	83,086
Laird PLC	12,084	74,300
Land Securities Group PLC	1,680	34,024
Legal & General Group PLC	20,937	85,155
Lloyds Banking Group PLC	146,597	190,900
LondonMetric Property PLC	12,704	32,095
Lonmin PLC(1)	7,056	5,736
Marks & Spencer Group PLC	9,753	82,782
Marston’s PLC	12,099	29,465
Meggitt PLC	6,752	48,927
Micro Focus International PLC	5,675	123,778
Mitchells & Butlers PLC(1)	4,075	24,036
Mitie Group PLC	5,571	27,987
Mondi PLC	3,349	80,393
Moneysupermarket.com Group PLC	16,319	74,625
National Grid PLC	65,288	868,901
NCC Group PLC	9,827	36,079
Next PLC	859	107,160
Oxford Instruments PLC	2,226	31,758
Pace PLC	8,608	48,781
Paragon Group of Cos. PLC (The)	4,937	31,525
Pearson PLC	3,435	64,462
Phoenix Group Holdings	2,631	34,985
Playtech PLC	4,633	65,500
Premier Farnell PLC	16,026	33,943
Provident Financial PLC	887	41,082
PZ Cussons PLC	5,045	27,279
QinetiQ Group PLC	8,311	30,736
Randgold Resources, Ltd.	1,173	70,762
Reckitt Benckiser Group PLC	3,354	321,643
RELX PLC	7,665	133,669
Renishaw PLC	1,543	50,312
Rentokil Initial PLC	15,781	36,233
Rexam PLC	7,065	61,322
Rightmove PLC	906	51,479
Rolls-Royce Holdings PLC	11,980	148,261

14

Security	Shares	Value
Rotork PLC	7,570	$25,271
Royal Dutch Shell PLC, Class A	27,462	787,154
RSA Insurance Group PLC	3,640	29,194
Sage Group PLC (The)	25,895	210,452
SDL PLC	5,875	36,762
Segro PLC	5,128	35,904
Shaftesbury PLC	2,677	39,043
Sky PLC	3,598	63,963
Smiths Group PLC	1,428	25,129
Spirent Communications PLC	26,820	39,118
SSE PLC	17,329	409,869
Standard Chartered PLC	1,664	25,443
TalkTalk Telecom Group PLC	10,243	48,153
Tate & Lyle PLC	2,622	22,287
Telecity Group PLC	4,807	82,034
TT Electronics PLC	8,490	19,672
UBM PLC	2,729	22,622
Ultra Electronics Holdings PLC	1,034	28,139
UNITE Group PLC (The)	4,128	40,645
Victrex PLC	953	28,778
Vodafone Group PLC	315,873	1,196,526
Whitbread PLC	722	58,456
William Hill PLC	6,621	41,832
WS Atkins PLC	1,397	34,245
Xaar PLC	3,933	31,849
Xchanging PLC	11,221	17,041

		$13,257,844

Total Common Stocks (identified cost $75,836,283)		$79,289,231

Short-Term Investments — 0.1%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$63	$62,808

Total Short-Term Investments (identified cost $62,808)		$62,808

Total Investments — 98.9% (identified cost $75,899,091)		$79,352,039

Other Assets, Less Liabilities — 1.1%		$918,347

Net Assets — 100.0%		$80,270,386

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $135.

15

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	33.9%	$27,248,238
British Pound Sterling	16.7	13,393,563
Japanese Yen	15.5	12,487,786
Swiss Franc	7.9	6,298,921
Australian Dollar	7.6	6,097,780
Swedish Krona	4.0	3,214,499
Hong Kong Dollar	3.4	2,698,060
United States Dollar	2.2	1,725,869
Norwegian Krone	2.0	1,603,689
Danish Krone	1.9	1,527,414
Singapore Dollar	1.6	1,278,439
Israeli Shekel	1.2	990,965
New Zealand Dollar	1.0	786,816

Total Investments	98.9%	$79,352,039

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.6%	$10,084,659
Industrials	11.9	9,540,692
Consumer Discretionary	11.8	9,452,943
Consumer Staples	10.3	8,257,053
Materials	10.2	8,215,974
Health Care	9.7	7,811,522
Telecommunication Services	9.5	7,618,355
Information Technology	9.2	7,397,255
Utilities	7.6	6,113,814
Energy	6.0	4,796,964
Short-Term Investments	0.1	62,808

Total Investments	98.9%	$79,352,039

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$76,252,348

Gross unrealized appreciation	$10,878,750
Gross unrealized depreciation	(7,779,059)

Net unrealized appreciation	$3,099,691

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$211,944	$23,696,949		$—	$23,908,893
Developed Europe	688,689	53,191,540		—	53,880,229
Developed Middle East	509,144	990,965		—	1,500,109
Total Common Stocks	$1,409,777	$77,879,454	*	$—	$79,289,231
Short-Term Investments	$—	$62,808		$—	$62,808
Total Investments	$1,409,777	$77,942,262		$—	$79,352,039

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

17

Eaton Vance

Short Duration High Income Fund

July 31, 2015 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $11,592,340 and the Fund owned 20.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.7%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.1%
Bombardier, Inc., 5.50%, 9/15/18(1)	$35	$33,075

		$33,075

Air Transportation — 2.3%
US Airways Group, Inc., 6.125%, 6/1/18	$1,250	$1,309,375

		$1,309,375

Automotive & Auto Parts — 4.4%
General Motors Financial Co., Inc., 2.75%, 5/15/16	$175	$176,806
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	750	778,125
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,500	1,518,750

		$2,473,681

Banks & Thrifts — 3.1%
Ally Financial, Inc., 8.00%, 12/31/18	$750	$840,000
CIT Group, Inc., 5.25%, 3/15/18	905	941,200

		$1,781,200

Broadcasting — 1.9%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,085,000

		$1,085,000

Building Materials — 1.1%
Interline Brands, Inc., 10.00%, 11/15/18(2)	$586	$619,402

		$619,402

Cable/Satellite TV — 2.3%
CSC Holdings, LLC, 7.875%, 2/15/18	$500	$550,000
DISH DBS Corp., 4.625%, 7/15/17	750	771,562

		$1,321,562

Capital Goods — 3.7%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$553,750
CNH Industrial Capital, LLC, 3.875%, 7/16/18(1)	1,000	1,010,000
HRG Group, Inc., 7.875%, 7/15/19(1)	500	529,709

		$2,093,459

Consumer Products — 1.8%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,000	$1,003,750

		$1,003,750

Containers — 2.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.286%, 12/15/19(1)(3)	$1,000	$990,235
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	250	249,688

		$1,239,923

1

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 9.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$997,500
Air Lease Corp., 5.625%, 4/1/17	750	793,995
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,278	1,292,377
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	506,500
International Lease Finance Corp., 2.236%, 6/15/16(3)	500	498,750
International Lease Finance Corp., 8.75%, 3/15/17	450	491,904
Navient Corp., 4.625%, 9/25/17	250	249,375
Navient Corp., 6.00%, 1/25/17	250	255,625

		$5,086,026

Diversified Media — 0.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$500	$518,500

		$518,500

Energy — 6.4%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.78%, 8/1/19(1)(3)	$500	$303,750
Chesapeake Energy Corp., 3.539%, 4/15/19(3)	1,000	845,000
Chesapeake Energy Corp., 7.25%, 12/15/18	250	238,125
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	200	212,000
Sabine Pass LNG, LP, 7.50%, 11/30/16	1,000	1,045,000
Seadrill, Ltd., 6.50%, 10/5/15	1,000	1,002,500

		$3,646,375

Entertainment/Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$513,750

		$513,750

Environmental — 0.9%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$500	$525,000

		$525,000

Food/Beverage/Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,071,038

		$1,071,038

Gaming — 1.5%
MGM Resorts International, 6.875%, 4/1/16	$500	$517,500
Station Casinos, LLC, 7.50%, 3/1/21	75	80,438
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	250	257,500

		$855,438

Health Care — 7.6%
Alere, Inc., 7.25%, 7/1/18	$900	$947,475
Alere, Inc., 8.625%, 10/1/18	500	516,250
HCA, Inc., 6.50%, 2/15/16	1,250	1,285,937
Tenet Healthcare Corp., 3.786%, 6/15/20(1)(3)	1,000	1,030,000
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500	526,250

		$4,305,912

Homebuilders/Real Estate — 0.9%
iStar Financial, Inc., 3.875%, 7/1/16	$250	$251,250
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	251,875

		$503,125

2

Security	Principal Amount (000’s omitted)	Value
Leisure — 1.9%
NCL Corp., Ltd., 5.00%, 2/15/18	$500	$510,000
NCL Corp., Ltd., 5.25%, 11/15/19(1)	55	57,200
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	500	523,100

		$1,090,300

Metals/Mining — 0.5%
Novelis, Inc., 8.375%, 12/15/17	$250	$259,063

		$259,063

Restaurants — 1.4%
NPC International, Inc., 10.50%, 1/15/20	$750	$793,125

		$793,125

Services — 3.0%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.033%, 12/1/17(3)	$925	$931,937
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	280	280,000
Laureate Education, Inc., 10.00%, 9/1/19(1)	500	472,500

		$1,684,437

Super Retail — 3.7%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,000	$1,047,500
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,045,000

		$2,092,500

Technology — 9.1%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$517,500
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	273,750
Avaya, Inc., 9.00%, 4/1/19(1)	250	256,250
Brightstar Corp., 7.25%, 8/1/18(1)	650	687,375
Brightstar Corp., 9.50%, 12/1/16(1)	850	867,000
NXP B.V./NXP Funding, LLC, 3.50%, 9/15/16(1)	500	505,625
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,015,000
SunGard Data Systems, Inc., 7.375%, 11/15/18	1,000	1,034,500

		$5,157,000

Telecommunications — 9.3%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$247,753
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,500	1,408,125
Level 3 Financing, Inc., 3.914%, 1/15/18(3)	750	759,375
Sprint Communications, Inc., 8.375%, 8/15/17	250	265,000
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,318,937
T-Mobile USA, Inc., 5.25%, 9/1/18	275	282,563
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,019,375

		$5,301,128

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$166,238

		$166,238

Utilities — 2.6%
AES Corp. (The), 3.283%, 6/1/19(3)	$1,500	$1,488,750

		$1,488,750

Total Corporate Bonds & Notes (identified cost $48,656,894)		$48,018,132

3

Senior Floating-Rate Interests — 12.1%(4)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.7%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$962	$967,740

		$967,740

Restaurants — 0.9%
NPC International, Inc., Term Loan, 4.00%, Maturing 12/28/18	$496	$492,433

		$492,433

Services — 4.4%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,000	$995,625
AlixPartners, LLP, Term Loan, Maturing 7/15/22(5)	105	105,446
Hertz Corporation (The), Term Loan, 3.75%, Maturing 3/11/18	494	494,982
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	982	920,406

		$2,516,459

Technology — 1.8%
First Data Corporation, Term Loan, 3.69%, Maturing 3/24/17	$1,000	$999,922

		$999,922

Telecommunications — 3.3%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,600	$1,612,000
Asurion, LLC, Term Loan - Second Lien, Maturing 3/3/21(5)	250	248,750

		$1,860,750

Total Senior Floating-Rate Interests (identified cost $6,855,301)		$6,837,304

Convertible Bonds — 0.6%
Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
Hologic, Inc., 0.00%, 12/15/43	$250	$313,750

		$313,750

Total Convertible Bonds (identified cost $278,878)		$313,750

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(6)	$120	$121,835

		$121,835

Total Commercial Mortgage-Backed Securities (identified cost $120,177)		$121,835

4

Short-Term Investments — 5.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$3,367	$3,366,794

		$3,366,794

Total Short-Term Investments (identified cost $3,366,794)		$3,366,794

Total Investments — 103.5% (identified cost $59,278,044)		$58,657,815

Other Assets, Less Liabilities — (3.5)%		$(1,991,063)

Net Assets — 100.0%		$56,666,752

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	-	Hilton USA Trust

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $17,888,669 or 31.6% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(4)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $928.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,263,385

Gross unrealized appreciation	$311,104
Gross unrealized depreciation	(916,674)

Net unrealized depreciation	$(605,570)

5

The Portfolio did not have any open financial instruments at July 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$48,018,132	$—	$48,018,132
Senior Floating-Rate Interests	—	6,837,304	—	6,837,304
Convertible Bonds	—	313,750	—	313,750
Commercial Mortgage-Backed Securities	—	121,835	—	121,835
Short-Term Investments	—	3,366,794	—	3,366,794
Total Investments	$—	$58,657,815	$—	$58,657,815

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Short Duration Government Income Fund

July 31, 2015 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2015, the Fund owned 96.1% of Short-Term U.S. Government Portfolio’s outstanding interests, 9.6% of Government Obligations Portfolio’s outstanding interests and 0.3% of Senior Debt Portfolio’s outstanding interests. The Fund’s Schedule of Investments at July 31, 2015 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $331,493,483)	$338,987,139	80.7%

Government Obligations Portfolio (identified cost, $60,801,184)	59,989,401	14.3

Senior Debt Portfolio (identified cost, $20,543,317)	20,228,674	4.8

Total Investments in Affiliated Portfolios (identified cost $412,837,984)	$419,205,214	99.8%

Other Assets, Less Liabilities	$992,610	0.2%

Net Assets	$420,197,824	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2015 and October 31, 2014, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Government Obligations Portfolio and Senior Debt Portfolio at July 31, 2015 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 51.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.93%, with various maturities to 2037(1)	$1,572		$1,627,912
1.937%, with various maturities to 2022(1)	1,681		1,719,067
2.127%, with maturity at 2035(1)	3,116		3,177,620
2.225%, with maturity at 2034(1)	4,700		4,961,937
2.315%, with maturity at 2020(1)	253		257,393
2.42%, with maturity at 2038(1)	3,883		4,180,613
2.423%, with maturity at 2035(1)	7,792		8,315,441
2.427%, with maturity at 2036(1)	3,573		3,811,277
2.441%, with maturity at 2033(1)	1,772		1,889,826
2.446%, with maturity at 2035(1)(2)	10,134		10,814,787
2.46%, with maturity at 2023(1)	1,007		1,037,832
2.512%, with maturity at 2036(1)	4,192		4,487,199
2.574%, with maturity at 2022(1)	117		119,958
2.859%, with maturity at 2025(1)	871		915,498
2.878%, with maturity at 2035(1)	2,568		2,733,740
2.923%, with maturity at 2034(1)	1,411		1,503,832
3.068%, with maturity at 2032(1)	844		862,028
3.152%, with maturity at 2029(1)	521		527,879
3.862%, with maturity at 2034(1)	512		557,110
4.085%, with maturity at 2037(1)	3,038		3,304,282
4.391%, with maturity at 2030(1)	874		950,963
4.43%, with maturity at 2032(1)	646		685,456
4.50%, with various maturities to 2035	2,594		2,752,265
4.709%, with maturity at 2033(1)	3,426		3,742,291
5.00%, with various maturities to 2018	1,344		1,403,153
5.50%, with various maturities to 2018	661		687,150
6.00%, with various maturities to 2035(2)	4,953		5,683,281
6.50%, with maturity at 2017	376		390,258
7.00%, with various maturities to 2035	1,036		1,207,512
7.50%, with various maturities to 2017	3		2,585
8.00%, with various maturities to 2025	81		83,827
9.25%, with maturity at 2017	0	(3)	504

			$74,394,476

Federal National Mortgage Association:
1.93%, with various maturities to 2035(1)	$3,876		$4,026,378
1.937%, with various maturities to 2037(1)	2,872		2,983,537
2.037%, with maturity at 2031(1)	2,683		2,741,191
2.039%, with maturity at 2018(1)	16		16,410
2.074%, with maturity at 2038(1)	999		1,020,334
2.225%, with maturity at 2037(1)	3,657		3,780,297
2.307%, with various maturities to 2037(1)	5,547		5,861,011
2.311%, with maturity at 2033(1)	964		1,021,997
2.327%, with maturity at 2040(1)	1,159		1,225,969
2.356%, with maturity at 2036(1)	961		1,023,836
2.364%, with maturity at 2035(1)	2,853		3,059,574

1

Security	Principal Amount (000’s omitted)	Value
2.373%, with maturity at 2039(1)	$6,081	$6,523,552
2.412%, with maturity at 2033(1)	8,735	9,320,962
2.444%, with maturity at 2029(1)	108	109,867
2.446%, with maturity at 2036(1)	4,291	4,589,879
2.504%, with maturity at 2028(1)	2,273	2,402,175
2.52%, with maturity at 2020(1)	396	395,615
2.55%, with maturity at 2034(1)	1,538	1,638,452
2.563%, with maturity at 2038(1)	1,753	1,880,011
2.594%, with maturity at 2030(1)	373	381,280
2.611%, with maturity at 2036(1)	288	295,956
2.65%, with maturity at 2018	127	127,423
2.666%, with maturity at 2019(1)	741	758,519
2.75%, with maturity at 2018(1)	14	13,783
2.793%, with maturity at 2030(1)	1,346	1,387,795
2.839%, with maturity at 2030(1)	999	1,056,353
2.945%, with maturity at 2021(1)	385	394,884
3.011%, with maturity at 2036(1)	958	988,420
3.223%, with maturity at 2034(1)	2,484	2,667,796
3.488%, with maturity at 2021(1)	361	372,471
3.594%, with maturity at 2026(1)	759	822,698
3.627%, with maturity at 2034(1)	3,976	4,323,960
3.713%, with maturity at 2035(1)	1,489	1,619,527
3.716%, with maturity at 2021(1)	598	619,395
3.776%, with maturity at 2036(1)	261	276,395
3.85%, with maturity at 2036(1)	2,189	2,380,755
3.862%, with maturity at 2035(1)	1,046	1,137,189
3.948%, with maturity at 2034(1)	2,505	2,724,398
4.095%, with maturity at 2035(1)	1,766	1,932,748
4.105%, with maturity at 2033(1)	876	965,118
4.332%, with maturity at 2034(1)	692	752,053
4.52%, with maturity at 2034(1)	1,064	1,156,617
4.542%, with maturity at 2029(1)	1,717	1,867,333
4.68%, with maturity at 2034(1)	1,841	2,009,382
5.00%, with various maturities to 2019	2,043	2,140,501
6.00%, with various maturities to 2031	834	942,694
6.32%, with maturity at 2032(1)	337	374,986
6.50%, with maturity at 2036	7,841	9,044,743
7.00%, with various maturities to 2037	6,703	7,876,184
8.00%, with maturity at 2034	1,059	1,244,995
8.794%, with maturity at 2018(1)	42	44,261
9.50%, with maturity at 2022	152	169,661

		$106,491,320

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$422	$432,329
2.00%, with maturity at 2026(1)	217	224,163
5.00%, with maturity at 2018	759	796,304
8.25%, with maturity at 2020	100	110,245
9.00%, with maturity at 2017	50	52,494

		$1,615,535

Total Mortgage Pass-Throughs (identified cost $179,239,430)		$182,501,331

2

Collateralized Mortgage Obligations — 22.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1395, Class F, 1.337%, 10/15/22(4)	$38	$37,753
Series 2135, Class JZ, 6.00%, 3/15/29	1,622	1,815,855
Series 3030, (Interest Only), Class SL, 5.913%, 9/15/35(5)(6)	5,280	906,007
Series 3114, (Interest Only), Class TS, 6.463%, 9/15/30(5)(6)	12,726	2,136,402
Series 3339, (Interest Only), Class JI, 6.403%, 7/15/37(5)(6)	4,331	750,206
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(5)	8,033	854,085
Series 3910, Class SC, 8.625%, 8/15/41(6)	369	382,428
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(5)	5,501	862,535
Series 4109, (Interest Only), Class SA, 6.013%, 9/15/32(5)(6)	5,130	1,083,562
Series 4319, Class SY, 7.549%, 3/15/44(6)	1,160	1,153,716
Series 4336, Class GU, 3.50%, 2/15/53	2,819	2,861,000
Series 4385, Class SC, 8.898%, 9/15/44(6)	3,873	4,128,970
Series 4407, Class LN, 8.885%, 12/15/43(6)	1,344	1,448,614
Series 4443, Class KJ, 3.00%, 9/15/44	2,453	2,479,555
Series 4443, Class ZJ, 3.00%, 9/15/44	104	104,944
Series 4452, (Interest Only), Class SP, 6.013%, 10/15/43(5)(6)	11,797	1,919,513

		$22,925,145

Federal National Mortgage Association:
Series G93-17, Class FA, 1.191%, 4/25/23(4)	$94	$95,755
Series G93-36, Class ZQ, 6.50%, 12/25/23	423	473,769
Series G97-4, Class FA, 0.986%, 6/17/27(4)	372	376,917
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(5)	1,126	203,817
Series 1993-203, Class PL, 6.50%, 10/25/23	418	469,745
Series 1993-250, Class Z, 7.00%, 12/25/23	3	3,076
Series 1994-14, Class F, 2.287%, 10/25/23(4)	455	466,118
Series 2001-4, Class GA, 9.413%, 4/17/25(7)	53	58,993
Series 2004-60, (Interest Only), Class SW, 6.86%, 4/25/34(5)(6)	6,396	1,259,799
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(5)	4,842	1,391,877
Series 2006-65, (Interest Only), Class PS, 7.03%, 7/25/36(5)(6)	3,721	721,394
Series 2007-99, (Interest Only), Class SD, 6.21%, 10/25/37(5)(6)	6,011	1,010,295
Series 2007-102, (Interest Only), Class ST, 6.25%, 11/25/37(5)(6)	2,960	517,585
Series 2009-48, Class WA, 5.834%, 7/25/39(7)	1,196	1,352,446
Series 2009-62, Class WA, 5.566%, 8/25/39(7)	1,899	2,142,212
Series 2009-93, (Interest Only), Class SC, 5.96%, 11/25/39(5)(6)	10,554	1,873,122
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(5)	3,560	154,274
Series 2010-135, (Interest Only), Class SD, 5.81%, 6/25/39(5)(6)	6,119	810,788
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(5)	5,936	380,907
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	1,068	1,212,035
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(5)	4,220	984,179
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(5)	7,557	625,343
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(5)	12,990	1,540,376
Series 2012-103, (Interest Only), Class GS, 5.91%, 2/25/40(5)(6)	16,478	2,664,074
Series 2012-147, (Interest Only), Class SA, 5.91%, 1/25/43(5)(6)	4,859	1,011,459
Series 2012-73, (Interest Only), Class MS, 5.86%, 5/25/39(5)(6)	8,092	1,198,848
Series 2012-86, (Interest Only), Class CS, 5.91%, 4/25/39(5)(6)	6,513	1,028,374
Series 2014-41, (Interest Only), Class SA, 5.86%, 7/25/44(5)(6)	7,892	1,807,251
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(5)	7,541	1,583,691
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(5)	7,192	1,468,224
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(5)	10,504	1,914,510

3

Security	Principal Amount (000’s omitted)	Value
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(5)	$5,990	$1,175,178
Series 2015-31, (Interest Only), Class SG, 5.91%, 5/25/45(5)(6)	9,598	1,784,288
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(5)	7,451	1,188,476
Series 2015-42, Class SC, 7.952%, 5/25/45(6)	2,156	2,155,718

		$37,104,913

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.812%, 11/20/39(5)(6)	$20,530	$2,704,893
Series 2011-48, (Interest Only), Class SD, 6.482%, 10/20/36(5)(6)	7,780	849,168
Series 2011-156, Class GA, 2.00%, 12/16/41	3,363	3,014,806
Series 2014-58, Class US, 13.003%, 4/20/44(6)	365	368,427
Series 2014-146, Class S, 5.868%, 10/20/44(6)	2,997	3,035,723
Series 2015-10, Class XS, 5.868%, 1/20/45(6)	5,045	5,113,657
Series 2015-62, Class PQ, 3.00%, 5/20/45	4,483	4,524,846

		$19,611,520

Total Collateralized Mortgage Obligations (identified cost $78,520,189)		$79,641,578

U.S. Government Agency Obligations — 18.7%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$2,500	$2,500,930
3.95%, 8/6/37	12,000	12,440,784

		$14,941,714

Federal Home Loan Bank:
2.375%, 3/14/25	$10,000	$9,741,880
3.50%, 9/14/29	10,000	10,443,880
5.50%, 7/15/36	4,000	5,291,024
5.75%, 6/12/26	6,000	7,651,080

		$33,127,864

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$17,755,760

		$17,755,760

Total U.S. Government Agency Obligations (identified cost $61,342,791)		$65,825,338

Short-Term Investments — 6.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(8)	$22,260	$22,260,030

Total Short-Term Investments (identified cost $22,260,030)		$22,260,030

Total Investments — 99.3% (identified cost $341,362,440)		$350,228,277

4

Interest Rate Swaptions Written — (0.3)%

Description	Counterparty	Expiration Date	Notional Amount	Value
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.45%	Citibank, N.A.	10/15/15	$50,000,000	$(937,543)

Total Interest Rate Swaptions Written (Premium received $1,325,000)				$(937,543)

Other Assets, Less Liabilities — 1.0%				$3,492,477

Net Assets — 100.0%				$352,783,211

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Principal amount is less than $500.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $36,962.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$343,331,059

Gross unrealized appreciation	$11,728,631
Gross unrealized depreciation	(4,831,413)

Net unrealized appreciation	$6,897,218

A summary of open financial instruments at July 31, 2015 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
9/15	220 U.S. 2-Year Treasury Note	Short	$(48,125,000)	$(48,193,750)	$(68,750)
9/15	553 U.S. 5-Year Treasury Note	Short	(66,047,875)	(66,273,594)	(225,719)
9/15	320 U.S. 10-Year Treasury Note	Short	(40,111,547)	(40,780,000)	(668,453)
9/15	86 U.S. Long Treasury Bond	Short	(12,848,000)	(13,410,625)	(562,625)
9/15	142 U.S. Ultra-Long Treasury Bond	Long	22,547,737	22,653,438	105,701

					$(1,419,846)

5

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$115,639
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	66,389

						$182,028

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

There was no written swaptions activity for the fiscal year to date ended July 31, 2015.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Written swaptions	$—		$(937,543)
Futures contracts	105,701	(1)	(1,525,547	)(1)
Swap contracts	182,028		—

Total	$287,729		$(2,463,090)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$182,501,331	$—	$182,501,331
Collateralized Mortgage Obligations	—	79,641,578	—	79,641,578
U.S. Government Agency Obligations	—	65,825,338	—	65,825,338
Short-Term Investments	—	22,260,030	—	22,260,030
Total Investments	$—	$350,228,277	$—	$350,228,277
Futures Contracts	$105,701	$—	$—	$105,701
Swap Contracts	—	182,028	—	182,028
Total	$105,701	$350,410,305	$—	$350,516,006

Liability Description
Interest Rate Swaptions Written	$—	$(937,543)	$—	$(937,543)
Futures Contracts	(1,525,547)	—	—	(1,525,547)
Total	$(1,525,547)	$(937,543)	$—	$(2,463,090)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Short Duration Strategic Income Fund

July 31, 2015 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (formerly, Eaton Vance Institutional Emerging Markets Debt Fund) (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2015, the Fund owned less than 0.05% of Bond Portfolio’s outstanding interests, 3.3% of Boston Income Portfolio’s outstanding interests, 82.0% of Currency Income Advantage Portfolio’s outstanding interests, less than 0.05% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 13.8% of Emerging Markets Local Income Portfolio’s outstanding interests, 16.8% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Capital Opportunities Portfolio’s outstanding interests, 8.7% of Global Macro Portfolio’s outstanding interests, 89.2% of Global Opportunities Portfolio’s outstanding interests, 13.1% of High Income Opportunities Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests, 2.6% of Senior Debt Portfolio’s outstanding interests and 67.3% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2015 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Bond Portfolio (identified cost, $0)		$1	0.0	%(1)

Boston Income Portfolio (identified cost, $147,145,189)		166,940,939	5.5

Currency Income Advantage Portfolio (identified cost, $43,080,873)		40,547,020	1.3

Eaton Vance Floating Rate Portfolio (identified cost, $562,261)		20,854	0.0	(1)

Emerging Markets Local Income Portfolio (identified cost, $43,174,298)		40,746,986	1.3

Global Macro Absolute Return Advantage Portfolio (identified cost, $316,727,566)		312,534,602	10.2

Global Macro Capital Opportunities Portfolio (identified cost, $1,727,369)		1	0.0	(1)

Global Macro Portfolio (identified cost, $396,113,948)		410,461,269	13.4

Global Opportunities Portfolio (identified cost, $1,660,023,194)		1,630,726,481	53.4

High Income Opportunities Portfolio (identified cost, $147,099,677)		157,152,584	5.1

International Income Portfolio (identified cost, $0)		82,268	0.0	(1)

Senior Debt Portfolio (identified cost, $171,827,299)		170,157,394	5.6

Short Duration High Income Portfolio (identified cost, $38,487,382)		38,110,555	1.3

Total Investments in Affiliated Portfolios (identified cost $2,965,969,056)		$2,967,480,954	97.1%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,315,813	$48,161,265	1.6%

Total Investments in Affiliated Investment Funds (identified cost $51,845,761)		$48,161,265	1.6%

Total Investments (identified cost $3,017,814,817)		$3,015,642,219	98.7%

Other Assets, Less Liabilities		$40,549,521	1.3%

Net Assets		$3,056,191,740	100.0%

(1)	Amount is less than 0.05%.

1

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,998,134,010

Gross unrealized appreciation	$69,809,778
Gross unrealized depreciation	(52,301,569)

Net unrealized appreciation	$17,508,209

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended July 31, 2015 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Realized gain (loss)	Value, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$49,948,927	$1,845,761	$—	$1,845,761	$—	$48,161,265

Total	$49,948,927	$1,845,761	$—	$1,845,761	$—	$48,161,265

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments in the Portfolios and Affiliated Investment Fund, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,967,480,954	$—	$—	$2,967,480,954
Investments in Affiliated Funds	48,161,265	—	—	48,161,265
Total Investments	$3,015,642,219	$—	$—	$3,015,642,219

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

Global Opportunities Portfolio

July 31, 2015

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 17.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$279,925	$331,177
Series 2631, (Interest Only), Class DS, 6.913%, 6/15/33(1)(2)	6,038,924	1,089,421
Series 2953, (Interest Only), Class LS, 6.513%, 12/15/34(1)(2)	5,586,570	771,053
Series 2956, (Interest Only), Class SL, 6.813%, 6/15/32(1)(2)	2,828,154	534,733
Series 3114, (Interest Only), Class TS, 6.463%, 9/15/30(1)(2)	9,631,898	1,617,029
Series 3153, (Interest Only), Class JI, 6.433%, 5/15/36(1)(2)	6,167,760	1,050,593
Series 3727, (Interest Only), Class PS, 6.513%, 11/15/38(1)(2)	17,727,087	1,825,563
Series 3745, (Interest Only), Class SA, 6.563%, 3/15/25(1)(2)	6,330,151	818,224
Series 3780, (Interest Only), Class PS, 6.263%, 8/15/35(1)(2)	9,226,342	512,754
Series 3845, (Interest Only), Class ES, 6.463%, 1/15/29(1)(2)	6,202,658	722,972
Series 3919, (Interest Only), Class SL, 6.463%, 10/15/40(1)(2)	4,423,793	385,977
Series 3969, (Interest Only), Class SB, 6.463%, 2/15/30(1)(2)	5,083,972	734,512
Series 3973, (Interest Only), Class SG, 6.463%, 4/15/30(1)(2)	7,510,601	1,076,334
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	6,149,660	1,433,319
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	28,920,953	4,312,234
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(1)	24,157,787	3,289,142
Series 4070, (Interest Only), Class S, 5.913%, 6/15/32(1)(2)	30,332,642	5,743,019
Series 4095, (Interest Only), Class HS, 5.913%, 7/15/32(1)(2)	12,619,939	2,513,368
Series 4109, (Interest Only), Class ES, 5.963%, 12/15/41(1)(2)	5,216,175	232,294
Series 4109, (Interest Only), Class KS, 5.913%, 5/15/32(1)(2)	13,641,483	1,330,211
Series 4109, (Interest Only), Class SA, 6.013%, 9/15/32(1)(2)	11,194,618	2,364,350
Series 4149, (Interest Only), Class S, 6.063%, 1/15/33(1)(2)	8,643,135	1,931,354
Series 4163, (Interest Only), Class GS, 6.013%, 11/15/32(1)(2)	6,393,131	1,432,095
Series 4169, (Interest Only), Class AS, 6.063%, 2/15/33(1)(2)	11,066,707	2,241,071
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	10,681,849	1,139,482
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	18,049,277	2,164,579
Series 4189, (Interest Only), Class SQ, 5.963%, 12/15/42(1)(2)	12,100,828	2,882,370
Series 4203, (Interest Only), Class QS, 6.063%, 5/15/43(1)(2)	8,273,301	1,741,278
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	9,736,103	567,410
Series 4273, Class SP, 11.502%, 11/15/43(2)	1,953,771	2,212,379
Series 4316, (Interest Only), Class JS, 5.913%, 1/15/44(1)(2)	15,826,730	2,996,367
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	13,056,120	2,118,600
Series 4326, Class TS, 13.163%, 4/15/44(2)	8,483,420	9,373,762
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	8,180,981	1,459,746
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	8,685,931	1,327,731
Series 4336, Class GU, 3.50%, 2/15/53	6,912,509	7,015,032
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	18,171,692	3,155,414
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	9,271,627	1,524,124
Series 4381, (Interest Only), Class SK, 5.963%, 6/15/44(1)(2)	18,074,124	3,535,949
Series 4388, (Interest Only), Class MS, 5.913%, 9/15/44(1)(2)	20,442,314	3,942,302
Series 4407, Class LN, 8.885%, 12/15/43(2)	4,031,130	4,345,843
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	5,263,543	4,322,420
Series 4443, Class KJ, 3.00%, 9/15/44	6,387,841	6,457,174
Series 4443, Class ZJ, 3.00%, 9/15/44	381,874	384,793
Series 4452, (Interest Only), Class SP, 6.013%, 10/15/43(1)(2)	34,600,086	5,629,626
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	14,798,726	13,730,610

		$120,319,790

1

Security	Principal Amount	Value
Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$439,960	$486,471
Series 2004-46, (Interest Only), Class SI, 5.81%, 5/25/34(1)(2)	9,595,900	1,308,834
Series 2005-17, (Interest Only), Class SA, 6.51%, 3/25/35(1)(2)	4,390,662	847,288
Series 2005-71, (Interest Only), Class SA, 6.56%, 8/25/25(1)(2)	5,436,557	717,460
Series 2005-105, (Interest Only), Class S, 6.51%, 12/25/35(1)(2)	4,326,839	767,040
Series 2006-44, (Interest Only), Class IS, 6.41%, 6/25/36(1)(2)	3,767,431	722,122
Series 2006-65, (Interest Only), Class PS, 7.03%, 7/25/36(1)(2)	3,720,923	721,394
Series 2006-96, (Interest Only), Class SN, 7.01%, 10/25/36(1)(2)	5,378,545	937,123
Series 2006-104, (Interest Only), Class SD, 6.45%, 11/25/36(1)(2)	3,648,195	637,848
Series 2006-104, (Interest Only), Class SE, 6.44%, 11/25/36(1)(2)	2,432,130	424,487
Series 2007-50, (Interest Only), Class LS, 6.26%, 6/25/37(1)(2)	5,347,536	893,418
Series 2008-26, (Interest Only), Class SA, 6.01%, 4/25/38(1)(2)	7,478,075	1,317,322
Series 2008-61, (Interest Only), Class S, 5.91%, 7/25/38(1)(2)	11,196,954	1,962,207
Series 2009-62, Class WA, 5.566%, 8/25/39(4)	3,637,938	4,104,291
Series 2010-99, (Interest Only), Class NS, 6.41%, 3/25/39(1)(2)	11,783,804	1,461,209
Series 2010-124, (Interest Only), Class SJ, 5.86%, 11/25/38(1)(2)	7,012,107	944,493
Series 2010-135, (Interest Only), Class SD, 5.81%, 6/25/39(1)(2)	13,969,450	1,850,937
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	22,710,402	875,030
Series 2011-45, (Interest Only), Class SA, 6.46%, 1/25/29(1)(2)	14,545,396	1,542,598
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	11,134,563	1,320,323
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	8,303,998	985,942
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	13,878,514	1,664,116
Series 2012-24, (Interest Only), Class S, 5.31%, 5/25/30(1)(2)	7,298,747	923,407
Series 2012-30, (Interest Only), Class SK, 6.36%, 12/25/40(1)(2)	18,355,897	3,573,434
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	19,084,302	2,447,236
Series 2012-56, (Interest Only), Class SU, 6.56%, 8/25/26(1)(2)	13,188,697	1,379,258
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	26,443,402	3,115,673
Series 2012-73, (Interest Only), Class MS, 5.86%, 5/25/39(1)(2)	26,574,498	3,937,102
Series 2012-76, (Interest Only), Class GS, 5.86%, 9/25/39(1)(2)	14,702,458	2,556,005
Series 2012-86, (Interest Only), Class CS, 5.91%, 4/25/39(1)(2)	10,854,901	1,713,957
Series 2012-103, (Interest Only), Class GS, 5.91%, 2/25/40(1)(2)	28,657,510	4,633,171
Series 2012-124, (Interest Only), Class IO, 1.479%, 11/25/42(1)(4)	34,587,129	2,325,843
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(1)	7,402,224	1,665,230
Series 2012-147, (Interest Only), Class SA, 5.91%, 1/25/43(1)(2)	18,942,988	3,943,456
Series 2012-150, (Interest Only), Class PS, 5.96%, 1/25/43(1)(2)	15,773,198	3,196,538
Series 2012-150, (Interest Only), Class SK, 5.96%, 1/25/43(1)(2)	24,421,047	4,736,379
Series 2013-6, Class TA, 1.50%, 1/25/43	6,030,885	5,739,755
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	40,258,716	7,598,921
Series 2013-12, (Interest Only), Class SP, 5.46%, 11/25/41(1)(2)	8,336,183	1,486,141
Series 2013-15, (Interest Only), Class DS, 6.01%, 3/25/33(1)(2)	18,076,271	3,629,177
Series 2013-23, (Interest Only), Class CS, 6.06%, 3/25/33(1)(2)	10,205,038	2,211,146
Series 2013-54, (Interest Only), Class HS, 6.11%, 10/25/41(1)(2)	20,231,355	3,426,389
Series 2013-64, (Interest Only), Class PS, 6.06%, 4/25/43(1)(2)	12,501,481	2,589,717
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	15,337,338	2,591,518
Series 2013-75, (Interest Only), Class SC, 6.06%, 7/25/42(1)(2)	32,304,759	5,446,712
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	9,649,313	1,716,662
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	8,877,970	1,589,829
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	5,873,432	1,035,240
Series 2014-41, (Interest Only), Class SA, 5.86%, 7/25/44(1)(2)	13,401,060	3,068,678
Series 2014-43, (Interest Only), Class PS, 5.91%, 3/25/42(1)(2)	17,956,641	3,813,630
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	23,009,851	4,697,381
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(1)	9,986,034	1,818,337
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	19,116,893	3,909,741
Series 2014-72, Class CS, 8.889%, 11/25/44(2)	2,525,883	2,562,188

2

Security	Principal Amount	Value
Series 2014-74, Class HS, 8.219%, 11/25/44(2)	$4,029,847	$4,082,855
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	13,627,213	2,424,994
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	21,008,488	3,829,020
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,900,054	2,016,793
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	24,492,663	4,071,922
Series 2015-17, (Interest Only), Class SA, 6.01%, 11/25/43(1)(2)	29,451,748	4,778,263
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	13,717,206	2,691,058
Series 2015-31, (Interest Only), Class SG, 5.91%, 5/25/45(1)(2)	30,719,177	5,710,793
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	13,491,743	2,152,110
Series 2015-42, Class SC, 7.952%, 5/25/45(2)	9,342,040	9,341,445
Series 2015-47, (Interest Only), Class SG, 5.96%, 7/25/45(1)(2)	16,130,937	3,599,640
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	37,637,735	6,573,863
Series G94-7, Class PJ, 7.50%, 5/17/24	675,551	779,008

		$177,621,568

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.812%, 11/20/39(1)(2)	$20,529,879	$2,704,893
Series 2011-48, (Interest Only), Class SD, 6.482%, 10/20/36(1)(2)	18,671,596	2,038,005
Series 2013-168, Class US, 11.499%, 11/20/43(2)	641,305	663,660
Series 2014-68, (Interest Only), Class KI, 1.416%, 10/20/42(1)(4)	33,143,836	1,065,606
Series 2014-117, Class HS, 31.296%, 8/20/44(2)	2,053,648	2,317,680
Series 2014-146, Class S, 5.868%, 10/20/44(2)	2,807,434	2,844,008
Series 2015-79, Class CS, 5.549%, 5/20/45(2)	5,056,271	5,077,580

		$16,711,432

Total Collateralized Mortgage Obligations (identified cost $319,078,825)		$314,652,790

Mortgage Pass-Throughs — 3.3%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.878%, with maturity at 2035(5)	$1,047,054	$1,114,525
4.391%, with maturity at 2030(5)	394,466	428,977
6.50%, with maturity at 2036	2,605,316	3,014,590
7.00%, with various maturities to 2036	4,425,115	5,154,601
7.50%, with maturity at 2035	1,414,365	1,677,823
8.00%, with maturity at 2026	709,823	775,133

		$12,165,649

Federal National Mortgage Association:
3.713%, with maturity at 2035(5)	$1,116,928	$1,214,645
3.862%, with maturity at 2035(5)	2,395,851	2,605,458
6.00%, with various maturities to 2032	1,004,645	1,147,423
6.50%, with various maturities to 2036	3,753,647	4,337,133
7.00%, with various maturities to 2037	7,564,062	8,828,306
7.50%, with maturity at 2035	7,291,587	8,661,084
8.50%, with maturity at 2032	423,021	520,782
9.50%, with maturity at 2020	1,200,384	1,366,367

		$28,681,198

3

Security	Principal Amount	Value
Government National Mortgage Association:
7.00%, with various maturities to 2035	$14,727,044	$17,521,606
7.50%, with maturity at 2032	1,488,195	1,736,924

		$19,258,530

Total Mortgage Pass-Throughs (identified cost $56,542,468)		$60,105,377

Commercial Mortgage-Backed Securities — 8.8%

Security	Principal Amount	Value
A10 Securitization LLC, Series 2015-1, Class B, 4.12%, 4/15/34(6)	$5,100,000	$5,071,664
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(6)	1,500,000	1,720,676
CGCMT, Series 2014-GC23, Class D, 4.508%, 7/10/47(4)(6)	6,683,000	6,205,252
COMM, Series 2013-CR10, Class D, 4.793%, 8/10/46(4)(6)	5,000,000	4,890,880
COMM, Series 2013-CR11, Class D, 5.171%, 10/10/46(4)(6)	6,250,000	6,292,522
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(6)	5,650,000	4,624,539
COMM, Series 2014-CR21, Class D, 3.919%, 12/10/47(4)(6)	5,311,000	4,660,758
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(6)	2,675,000	2,294,571
COMM, Series 2015-CR22, Class D, 4.128%, 3/10/48(4)(6)	9,275,000	8,075,845
COMM, Series 2015-CR24, Class D, 3.463%, 8/10/55(7)	10,000,000	8,087,890
COMM, Series 2015-LC19, Class D, 2.867%, 2/10/48(6)	2,000,000	1,612,406
CSAIL, Series 2015-C1, Class C, 4.445%, 4/15/50(4)	700,000	702,934
ESA, Series 2013-ESH5, Class D5, 3.391%, 12/5/31(4)(6)	4,560,000	4,580,766
GSMS, Series 2014-GC26, Class C, 4.511%, 11/10/47(4)	2,794,000	2,821,628
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(6)	7,855,000	7,945,690
JPMBB, Series 2014-C19, Class D, 4.677%, 4/15/47(4)(6)	2,081,000	1,925,091
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(4)(6)	1,600,000	1,483,001
JPMBB, Series 2014-C22, Class D, 4.561%, 9/15/47(4)(6)	4,150,000	3,787,610
JPMBB, Series 2014-C23, Class D, 3.96%, 9/15/47(4)(6)	7,150,000	6,284,117
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(4)(6)	8,000,000	7,041,724
JPMBB, Series 2015-C29, Class D, 3.702%, 5/15/48(4)	9,000,000	7,479,438
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,206,684
Motel 6, Series 2015-MTL6, Class D, 4.532%, 2/5/30(6)	6,700,000	6,721,430
MSBAM, Series 2013-C11, Class D, 4.415%, 8/15/46(4)(6)	5,000,000	4,866,265
MSBAM, Series 2014-C15, Class D, 4.897%, 4/15/47(4)(6)	2,450,000	2,374,375
MSBAM, Series 2014-C16, Class D, 4.758%, 6/15/47(4)(6)	4,000,000	3,817,898
MSBAM, Series 2015-C23, Class D, 4.137%, 7/15/50(4)(6)	5,000,000	4,341,863
UBSBB, Series 2012-C4, Class D, 4.498%, 12/10/45(4)(6)	5,000,000	4,903,188
UBSCM, Series 2012-C1, Class D, 5.542%, 5/10/45(4)(6)	2,625,750	2,779,778
WF-RBS, Series 2012-C7, Class D, 4.839%, 6/15/45(4)(6)	2,598,000	2,740,050
WF-RBS, Series 2014-C24, Class D, 3.692%, 11/15/47(6)	8,000,000	6,871,920
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(6)	7,500,000	6,212,647
WFCM, Series 2015-C29, Class D, 4.225%, 6/15/48(4)	3,000,000	2,583,402
WFCM, Series 2015-C30, Class D, 9/15/58(4)(6)(7)	3,000,000	2,664,960
WFCM, Series 2015-NXS1, Class D, 4.106%, 5/15/48(4)	5,232,000	4,547,658

Total Commercial Mortgage-Backed Securities (identified cost $161,894,074)		$161,221,120

4

Asset-Backed Securities — 7.9%

Security	Principal Amount	Value
ALM, Series 2015-16A, Class C1, 7/15/27(6)(7)(8)	$7,000,000	$6,738,638
ALM, Series 2015-16A, Class D, 7/15/27(6)(7)(8)	3,500,000	3,256,773
APID, Series 2012-9AR, Class ER, 6.389%, 7/15/23(6)(8)	3,400,000	3,379,450
APID, Series 2014-19A, Class D, 4.309%, 10/17/26(6)(8)	5,000,000	4,921,415
APID, Series 2015-21A, Class C, 3.827%, 7/18/27(6)(8)	4,000,000	3,864,086
APID, Series 2015-21A, Class E, 6.727%, 7/18/27(6)(8)	2,000,000	1,762,615
ARES, Series 2014-32A, Class C, 4.474%, 11/15/25(6)(8)	5,000,000	5,003,023
ARES, Series 2015-2A, Class E2, 7/29/26(6)(7)(8)	2,000,000	1,759,200
ARES, Series 2015-2A, Class F, 7/29/26(6)(7)(8)	4,500,000	4,128,750
BABSN, Series 2014-IIA, Class D, 3.774%, 10/17/26(6)(8)	5,000,000	4,885,458
BALLY, Series 2014-1A, Class C, 4.037%, 10/20/26(6)(8)	5,000,000	4,824,278
BRCHW, Series 2014-1A, Class D1, 3.739%, 7/15/26(6)(8)	4,000,000	3,871,970
BRCHW, Series 2014-1A, Class E1, 5.389%, 7/15/26(6)(8)	3,000,000	2,711,786
CECLO, Series 2014-22A, Class C, 4.026%, 11/7/26(6)(8)	5,000,000	4,891,732
CGMS, Series 2014-4A, Class D, 3.774%, 10/15/26(6)(8)	5,000,000	4,860,227
CGMS, Series 2015-2A, Class D, 5.574%, 4/27/27(6)(8)	3,000,000	2,726,495
CGMS, Series 2015-2A, Class E, 6.474%, 4/27/27(6)(8)	1,850,000	1,609,912
CPARK, Series 2015-2A, Class D, 7/20/26(6)(7)(8)	5,000,000	4,772,525
CPARK, Series 2015-2A, Class F, 7/20/26(6)(7)(8)	2,000,000	1,737,000
DRSLF, Series 2015-40A, Class D, 4.026%, 8/15/28(6)(8)	6,000,000	5,819,012
DRSLF, Series 2015-40A, Class E, 6.276%, 8/15/28(6)(8)	2,500,000	2,404,659
GALXY, Series 2015-19A, Class C, 3.843%, 1/24/27(6)(8)	5,000,000	4,866,062
GALXY, Series 2015-19A, Class D, 5.393%, 1/24/27(6)(8)	2,000,000	1,824,877
GOCAP, Series 2015-23A, Class D, 3.75%, 5/5/27(6)(8)	4,000,000	3,792,934
Invitation Homes Trust, Series 2015-SFR3, Class D, 2.938%, 8/17/32(6)(8)	4,050,000	4,005,865
MDPK, Series 2014-15A, Class C, 3.995%, 1/27/26(6)(8)	5,000,000	4,988,342
MDPK, Series 2015-17A, Class D, 3.729%, 7/21/27(6)(8)	5,000,000	4,781,063
MDPK, Series 2015-17A, Class E, 5.729%, 7/21/27(6)(8)	5,000,000	4,688,398
OCTXXIII, Series 2015-1A, Class D, 4.036%, 7/15/27(6)(8)	5,000,000	4,944,835
OCTXXIII, Series 2015-1A, Class E2, 6.786%, 7/15/27(6)(8)	3,000,000	3,013,558
OCT24, Series 2015-1A, Class D, 5.781%, 5/21/27(6)(8)	3,000,000	2,752,258
OCT24, Series 2015-1A, Class E, 7.281%, 5/21/27(6)(8)	2,000,000	1,756,588
PLMRS, Series 2015-2A, Class C, 3.936%, 7/20/27(6)(8)	5,000,000	4,792,967
VOYA, Series 2014-2A, Class C, 3.589%, 7/17/26(6)(8)	7,750,000	7,305,968
WEN, Series 2015-1A, Class A2I, 3.371%, 6/15/45(6)	6,000,000	6,021,609
ZIGG, Series 2014-1A, Class D, 4.039%, 10/17/26(6)(8)	5,000,000	4,769,798

Total Asset-Backed Securities (identified cost $143,810,536)		$144,234,126

Senior Floating-Rate Interests — 10.3%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Conglomerates — 0.3%
Jarden Corporation, Term Loan, Maturing 7/30/22(10)	$5,000	$4,998,440

		$4,998,440

Cosmetics/Toiletries — 0.6%
Energizer Holdings, Inc., Term Loan, 3.25%, Maturing 6/30/22	$10,000	$10,062,380

		$10,062,380

5

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 0.5%
Valeant Pharmaceuticals International, Inc., Term Loan, 4.00%, Maturing 4/1/22	$9,975	$10,033,373

		$10,033,373

Electronics/Electrical — 2.9%
Avago Technologies Cayman Ltd., Term Loan, 3.75%, Maturing 5/6/21	$17,263	$17,311,557
Dell International, LLC, Term Loan, 4.00%, Maturing 4/29/20	15,273	15,287,201
Sensata Technologies B.V., Term Loan, 3.00%, Maturing 10/14/21	19,850	19,924,688

		$52,523,446

Equipment Leasing — 1.0%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21	$18,000	$18,049,824

		$18,049,824

Food Service — 0.3%
Aramark Services, Inc., Term Loan, 3.25%, Maturing 2/24/21	$4,803	$4,800,329

		$4,800,329

Health Care — 0.5%
Hill-Rom Holdings, Inc., Term Loan, Maturing 7/23/22(10)	$10,000	$10,056,250

		$10,056,250

Leisure Goods/Activities/Movies — 0.7%
Activision Blizzard, Inc., Term Loan, 3.25%, Maturing 10/12/20	$13,230	$13,298,303

		$13,298,303

Lodging and Casinos — 1.0%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$6,055	$6,074,394
Las Vegas Sands, LLC, Term Loan, 3.25%, Maturing 12/19/20	12,418	12,412,926

		$18,487,320

Oil and Gas — 0.5%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20	$9,859	$9,569,326

		$9,569,326

Steel — 1.0%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$22,292	$18,323,674

		$18,323,674

Telecommunications — 1.0%
Crown Castle Operating Company, Term Loan, 3.00%, Maturing 1/31/21	$17,844	$17,817,265

		$17,817,265

Total Senior Floating-Rate Interests (identified cost $190,967,126)		$188,019,930

Foreign Government Bonds — 25.9%

Security	Principal Amount (000’s omitted)		Value
Bermuda — 0.8%
Government of Bermuda, 4.854%, 2/6/24(6)	USD	14,177	$14,956,735

Total Bermuda			$14,956,735

Colombia — 1.4%
Republic of Colombia, 5.00%, 6/15/45	USD	26,772	$24,964,890

Total Colombia			$24,964,890

Germany — 3.9%
Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/26(11)(12)	EUR	60,980	$72,081,797

Total Germany			$72,081,797

6

Security	Principal Amount (000’s omitted)		Value
Iceland — 2.0%
Republic of Iceland, 5.875%, 5/11/22(12)	USD	29,011	$33,076,369
Republic of Iceland, 8.00%, 6/12/25	ISK	415,000	2,497,980

Total Iceland			$35,574,349

India — 4.0%
India Government Bond, 7.16%, 5/20/23	INR	942,420	$14,005,369
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,629,560
India Government Bond, 8.15%, 11/24/26	INR	1,000,000	15,755,292
India Government Bond, 8.28%, 9/21/27	INR	327,220	5,184,893
India Government Bond, 8.60%, 6/2/28	INR	733,340	11,975,177
India Government Bond, 8.83%, 11/25/23	INR	1,016,230	16,614,210

Total India			$72,164,501

Indonesia — 3.2%
Indonesia Government International Bond, 3.375%, 7/30/25(6)	EUR	31,429	$34,231,808
Indonesia Government International Bond, 4.125%, 1/15/25(6)	USD	15,000	14,850,000
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(6)	USD	10,000	9,887,500

Total Indonesia			$58,969,308

Kazakhstan — 2.7%
Kazakhstan Government International Bond, 5.125%, 7/21/25(6)	USD	44,555	$44,187,421
Kazakhstan Government International Bond, 6.50%, 7/21/45(6)	USD	5,275	5,236,493

Total Kazakhstan			$49,423,914

New Zealand — 2.7%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	35,857	$24,282,191
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	34,046	25,715,602

Total New Zealand			$49,997,793

Pakistan — 0.7%
Islamic Republic of Pakistan, 8.25%, 4/15/24(12)	USD	11,328	$12,149,280

Total Pakistan			$12,149,280

Romania — 1.5%
Romania Government Bond, 5.85%, 4/26/23	RON	97,660	$27,908,384

Total Romania			$27,908,384

Serbia — 0.4%
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	$553,528
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,167,449
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	427,090	4,094,615

Total Serbia			$7,815,592

Thailand — 2.1%
Kingdom of Thailand, 1.25%, 3/12/28(11)(12)	THB	1,472,938	$38,002,742

Total Thailand			$38,002,742

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(13)	USD	10,500	$4,436,250
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(12)(13)	USD	10,500	4,410,000

Total Venezuela			$8,846,250

Total Foreign Government Bonds (identified cost $484,684,824)			$472,855,535

7

U.S. Treasury Obligations — 7.1%

Security	Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(14)	$132,963,948	$130,387,771

Total U.S. Treasury Obligations (identified cost $134,272,174)		$130,387,771

U.S. Government Agency Obligations — 3.6%

Security	Principal Amount	Value
Federal Farm Credit Bank:
3.41%, 3/20/35	$12,000,000	$12,010,212

		$12,010,212

Federal Home Loan Bank:
2.375%, 3/14/25	$20,745,000	$20,209,530
5.50%, 7/15/36(15)	25,055,000	33,141,652

		$53,351,182

Total U.S. Government Agency Obligations (identified cost $63,530,433)		$65,361,394

Exchange-Traded Funds — 1.6%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	233,000	$20,497,010
SPDR Barclays High Yield Bond ETF	228,000	8,657,160

Total Exchange-Traded Funds (identified cost $29,772,568)		$29,154,170

Closed-End Funds — 4.8%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	133,677	$2,104,076
BlackRock Corporate High Yield Fund VI, Inc.	842,675	8,915,502
BlackRock Multi-Sector Income Trust	578,180	9,528,406
Brookfield Mortgage Opportunity Income Fund, Inc.	535,629	8,179,055
Calamos Convertible and High Income Fund	7,089	87,053
First Trust High Income Long/Short Fund	667,724	10,082,632
First Trust Intermediate Duration Preferred & Income Fund	358,300	7,739,280
MFS Multimarket Income Trust	923,100	5,510,907
Nuveen Floating Rate Income Fund	891,000	9,506,970
Nuveen Mortgage Opportunity Term Fund	267,827	6,050,212
Pimco Dynamic Income Fund	167,915	4,882,968
Putnam Premier Income Trust	1,946,037	9,924,789
Western Asset High Income Opportunity Fund, Inc.	1,076,897	5,362,947

Total Closed-End Funds (identified cost $94,843,673)		$87,874,797

8

Currency Call Options Purchased — 0.1%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Indian Rupee	JPMorgan Chase Bank, N.A.	INR	5,102,780	INR	65.58	1/4/16	$1,559,779
Indian Rupee	Standard Chartered Bank	INR	3,661,454	INR	65.52	1/4/16	1,089,663

Total Currency Call Options Purchased (identified cost $2,859,213)							$2,649,442

Currency Put Options Purchased — 0.9%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Deutsche Bank AG	EUR	22,727	USD	1.10	11/1/16	$1,007,600
Euro	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	1,917,775
Euro	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	3,315,250
Euro	Goldman Sachs International	EUR	21,008	USD	1.19	10/29/19	2,035,725
Euro	Goldman Sachs International	EUR	18,182	USD	1.38	10/29/19	3,915,750
Yuan Renminbi Offshore	Deutsche Bank AG	CNH	209,918	CNH	6.40	7/27/16	581,721
Yuan Renminbi Offshore	Goldman Sachs International	CNH	228,759	CNH	6.39	7/27/16	641,750
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	417,324	CNH	6.35	6/7/16	1,130,548
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	238,376	CNH	6.39	7/27/16	667,424
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	165,445	CNH	6.47	6/15/17	888,019
Yuan Renminbi Offshore	Standard Chartered Bank	CNH	154,267	CNH	6.47	6/15/17	831,044

Total Currency Put Options Purchased (identified cost $11,245,121)							$16,932,606

Short-Term Investments — 10.1%

Foreign Government Securities — 0.2%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 9/15/15	ISK	132,440	$720,264
Iceland Treasury Bill, 0.00%, 10/15/15	ISK	306,980	1,655,239
Iceland Treasury Bill, 0.00%, 11/16/15	ISK	54,520	293,460

Total Iceland			$2,668,963

Sri Lanka — 0.1%
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	169,890	$1,225,164

Total Sri Lanka			$1,225,164

Total Foreign Government Securities (identified cost $3,904,137)			$3,894,127

U.S. Treasury Obligations — 4.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/17/15(15)		$40,000	$39,998,120
U.S. Treasury Bill, 0.00%, 10/15/15(15)		41,500	41,497,053

Total U.S. Treasury Obligations (identified cost $81,497,960)			$81,495,173

9

Other — 5.5%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(16)	$100,148	$100,148,236

Total Other (identified cost $100,148,236)		$100,148,236

Total Short-Term Investments (identified cost $185,550,333)		$185,537,536

Total Investments — 101.6% (identified cost $1,879,051,368)		$1,858,986,594

Call Options Written — (0.0)%(17)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Futures 8/2015	Not Applicable		10	USD	2,075.00	8/21/15	$(18,375)
WTI Crude Oil Futures 9/2015	Not Applicable		20	USD	47.50	8/17/15	(25,800)

Total Call Options Written (premiums received $46,350)							$(44,175)

Put Options Written — (0.0)%(17)

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
E-mini S&P 500 Futures 8/2015	Not Applicable		10	USD	2,075.00	8/21/15	$(6,625)
WTI Crude Oil Futures 9/2015	Not Applicable		20	USD	47.50	8/17/15	(33,400)

Total Put Options Written (premiums received $51,850)							$(40,025)

Currency Call Options Written — (0.0)%(17)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Citibank, N.A.	GBP	651	USD	1.54	8/6/15	$(16,949)

Total Currency Call Options Written (premiums received $9,115)							$(16,949)

Currency Put Options Written — (0.6)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
British Pound Sterling	Citibank, N.A.	GBP	651	USD	1.54	8/6/15	$(324)
Euro	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	(1,917,775)

10

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Euro	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	$(3,315,250)
Euro	Goldman Sachs International	EUR	21,008	USD	1.19	10/29/19	(2,035,725)
Euro	Goldman Sachs International	EUR	18,182	USD	1.38	10/29/19	(3,915,750)

Total Currency Put Options Written (premiums received $10,158,564)							$(11,184,824)

Other Assets, Less Liabilities — (1.0)%							$(18,521,941)

Net Assets — 100.0%							$1,829,178,680

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

INR	-	Indian Rupee

ISK	-	Icelandic Krona

LKR	-	Sri Lankan Rupee

NZD	-	New Zealand Dollar

RON	-	Romanian Leu

RSD	-	Serbian Dinar

THB	-	Thai Baht

USD	-	United States Dollar

ACRE	-	Americold LLC Trust

ALM	-	ALM Loan Funding, Ltd.

APID	-	Apidos CLO

ARES	-	Ares CLO, Ltd.

BABSN	-	Babson CLO, Ltd.

BALLY	-	Ballyrock, Ltd.

BRCHW	-	Birchwood Park CLO, Ltd.

CECLO	-	Cent CLO LP

CGCMT	-	Citigroup Commercial Mortgage Trust

CGMS	-	Carlyle Global Market Strategies

COMM	-	Commercial Mortgage Trust

CPARK	-	Cumberland Park CLO, Ltd.

CSAIL	-	CSAIL Commercial Mortgage Trust

DRSLF	-	Dryden Senior Loan Fund

ESA	-	Extended Stay America Trust

GALXY	-	Galaxy CLO, Ltd.

GOCAP	-	Golub Capital Partners CLO, Ltd.

11

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HILT	-	Hilton USA Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

MDPK	-	Madison Park Funding, Ltd.

MSBAM	-	Morgan Stanley Bank of America Merrill Lynch Trust

OCTXXIII	-	Octagon Investment Partners XXIII, Ltd.

OCT24	-	Octagon Investment Partners 24, Ltd.

PLMRS	-	Palmer Square CLO, Ltd.

UBSBB	-	UBS-Barclays Commercial Mortgage Trust

UBSCM	-	UBS Commercial Mortgage Trust

VOYA	-	Voya CLO, Ltd.

WEN	-	Wendys Funding LLC

WF-RBS	-	WF-RBS Commercial Mortgage Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WTI	-	West Texas Intermediate

ZIGG	-	Ziggurat CLO, Ltd.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2015.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(5)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2015.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $394,375,569 or 21.6% of the Portfolio’s net assets.

(7)	When-issued security. For a variable rate security, interest rate will be determined after July 31, 2015.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after July 31, 2015, at which time the interest rate will be determined.

(11)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $209,717,981 or 11.5% of the Portfolio’s net assets.

(13)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

12

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(16)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $194,963.

(17)	Amount is less than (0.05)%.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at July 31, 2015 were $1,790,985 or 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Euro 6,462,907	Hungarian Forint 1,996,392,000	JPMorgan Chase Bank, N.A.	$38,809	$—	$38,809
8/4/15	Euro 15,357,513	Polish Zloty 63,726,000	BNP Paribas	27,640	—	27,640
8/4/15	Euro 6,584,076	Polish Zloty 26,520,000	BNP Paribas	—	(200,399)	(200,399)
8/4/15	Hungarian Forint 1,996,392,000	Euro 6,584,406	BNP Paribas	94,628	—	94,628
8/4/15	New Taiwan Dollar 125,612,000	United States Dollar 4,122,752	Deutsche Bank AG	144,100	—	144,100
8/4/15	New Taiwan Dollar 125,612,000	United States Dollar 3,980,984	Standard Chartered Bank	2,333	—	2,333
8/4/15	Polish Zloty 75,990,000	Euro 17,960,548	BNP Paribas	—	(420,095)	(420,095)
8/4/15	Polish Zloty 14,256,000	Euro 3,438,910	JPMorgan Chase Bank, N.A.	—	(2,543)	(2,543)
8/4/15	United States Dollar 3,980,984	New Taiwan Dollar 125,612,000	Deutsche Bank AG	—	(2,333)	(2,333)
8/4/15	United States Dollar 4,109,668	New Taiwan Dollar 125,612,000	Standard Chartered Bank	—	(131,016)	(131,016)
8/6/15	Australian Dollar 36,782,000	United States Dollar 28,674,328	Australia and New Zealand Banking Group Limited	1,790,004	—	1,790,004
8/6/15	Australian Dollar 43,148,041	United States Dollar 33,334,019	Deutsche Bank AG	1,796,693	—	1,796,693
8/6/15	Australian Dollar 15,914,000	United States Dollar 12,412,920	Deutsche Bank AG	781,222	—	781,222
8/6/15	United States Dollar 309,810	British Pound Sterling 200,000	Citibank, N.A.	2,515	—	2,515
8/10/15	Thai Baht 356,675,000	United States Dollar 10,550,954	Deutsche Bank AG	433,539	—	433,539
8/10/15	United States Dollar 312,098	British Pound Sterling 200,000	Citibank, N.A.	218	—	218

13

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/10/15	United States Dollar 313,705	British Pound Sterling 200,000	Citibank, N.A.	$—	$(1,389)	$(1,389)
8/10/15	United States Dollar 4,390,268	Euro 3,914,325	Standard Chartered Bank	—	(91,056)	(91,056)
8/12/15	New Taiwan Dollar 228,410,000	United States Dollar 7,428,934	Barclays Bank PLC	201,245	—	201,245
8/12/15	New Taiwan Dollar 143,397,000	United States Dollar 4,664,075	BNP Paribas	126,494	—	126,494
8/12/15	New Taiwan Dollar 317,193,000	United States Dollar 10,318,239	Deutsche Bank AG	281,147	—	281,147
8/12/15	United States Dollar 10,546,630	New Taiwan Dollar 323,096,000	BNP Paribas	—	(322,746)	(322,746)
8/12/15	United States Dollar 1,399,608	New Taiwan Dollar 42,807,000	Deutsche Bank AG	—	(45,045)	(45,045)
8/12/15	United States Dollar 10,551,278	New Taiwan Dollar 323,097,000	Goldman Sachs International	—	(327,362)	(327,362)
8/19/15	New Zealand Dollar 10,918,652	United States Dollar 8,093,506	Morgan Stanley & Co. International PLC	895,063	—	895,063
8/19/15	New Zealand Dollar 10,905,000	United States Dollar 8,086,712	Standard Chartered Bank	897,270	—	897,270
8/24/15	Thai Baht 277,693,000	United States Dollar 8,215,769	Deutsche Bank AG	342,881	—	342,881
8/24/15	Thai Baht 165,114,000	United States Dollar 4,886,475	Standard Chartered Bank	205,320	—	205,320
8/26/15	Euro 6,853,474	United States Dollar 7,628,979	Bank of America, N.A.	100,117	—	100,117
8/28/15	South African Rand 391,828,000	United States Dollar 31,758,336	Nomura International PLC	915,265	—	915,265
8/28/15	United States Dollar 31,543,000	New Turkish Lira 86,084,000	Nomura International PLC	—	(699,712)	(699,712)
9/3/15	Euro 39,067,019	United States Dollar 42,864,333	Goldman Sachs International	—	(56,914)	(56,914)
9/3/15	United States Dollar 42,037,434	Euro 38,313,374	Goldman Sachs International	55,817	—	55,817
9/8/15	Thai Baht 211,276,000	United States Dollar 6,226,820	Standard Chartered Bank	240,064	—	240,064
9/9/15	Euro 3,415,203	United States Dollar 3,816,899	Goldman Sachs International	64,441	—	64,441
9/9/15	Euro 940,255	United States Dollar 1,049,155	Standard Chartered Bank	16,049	—	16,049
9/9/15	Indian Rupee 708,959,000	United States Dollar 11,020,659	JPMorgan Chase Bank, N.A.	4,861	—	4,861
9/9/15	Indian Rupee 659,788,000	United States Dollar 10,273,871	Nomura International PLC	22,091	—	22,091
9/9/15	Indian Rupee 419,169,000	United States Dollar 6,527,079	Nomura International PLC	14,035	—	14,035
9/9/15	Indian Rupee 666,660,000	United States Dollar 10,362,322	Nomura International PLC	3,766	—	3,766
9/9/15	United States Dollar 2,518,166	Indian Rupee 163,468,000	Bank of America, N.A.	21,798	—	21,798
9/9/15	United States Dollar 6,171,935	Indian Rupee 399,568,000	BNP Paribas	36,548	—	36,548
9/9/15	United States Dollar 2,845,838	Indian Rupee 184,739,000	BNP Paribas	24,635	—	24,635

14

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/14/15	New Turkish Lira 55,991,000	United States Dollar 20,016,803	BNP Paribas	$51,333	$—	$51,333
9/14/15	New Turkish Lira 14,377,000	United States Dollar 5,170,653	BNP Paribas	44,051	—	44,051
9/14/15	New Turkish Lira 10,295,000	United States Dollar 3,652,134	BNP Paribas	—	(18,894)	(18,894)
9/14/15	South African Rand 204,658,000	United States Dollar 16,269,168	BNP Paribas	207,303	—	207,303
9/14/15	Thai Baht 285,740,000	United States Dollar 8,420,215	Deutsche Bank AG	324,832	—	324,832
9/14/15	Thai Baht 53,972,000	United States Dollar 1,589,984	JPMorgan Chase Bank, N.A.	60,887	—	60,887
9/14/15	United States Dollar 2,165,722	New Turkish Lira 6,035,000	BNP Paribas	—	(13,740)	(13,740)
9/14/15	United States Dollar 14,149,319	New Turkish Lira 39,607,000	BNP Paribas	—	(26,114)	(26,114)
9/14/15	United States Dollar 4,848,856	South African Rand 61,692,000	BNP Paribas	—	(7,176)	(7,176)
9/14/15	United States Dollar 19,284,501	South African Rand 243,031,000	BNP Paribas	—	(211,066)	(211,066)
9/15/15	Euro 67,053,719	United States Dollar 75,281,210	Goldman Sachs International	1,599,368	—	1,599,368
9/15/15	New Zealand Dollar 42,970,223	United States Dollar 28,624,958	Australia and New Zealand Banking Group Limited	357,339	—	357,339
9/15/15	New Zealand Dollar 4,754,140	United States Dollar 3,310,498	BNP Paribas	183,025	—	183,025
9/15/15	New Zealand Dollar 1,233,600	United States Dollar 856,171	BNP Paribas	44,657	—	44,657
9/15/15	New Zealand Dollar 3,947,104	United States Dollar 2,595,221	Standard Chartered Bank	—	(1,350)	(1,350)
9/18/15	Euro 20,385,683	Polish Zloty 85,204,000	Deutsche Bank AG	156,027	—	156,027
9/18/15	Hungarian Forint 4,744,877,000	Euro 15,247,769	Deutsche Bank AG	—	(195,074)	(195,074)
9/24/15	Canadian Dollar 21,014,000	United States Dollar 16,179,518	Goldman Sachs International	117,144	—	117,144
9/24/15	Canadian Dollar 22,220,000	United States Dollar 18,113,048	HSBC Bank USA, N.A.	1,128,849	—	1,128,849
9/24/15	Canadian Dollar 4,205,000	United States Dollar 3,428,357	Standard Chartered Bank	214,201	—	214,201
9/24/15	Canadian Dollar 22,788,000	United States Dollar 18,576,669	State Street Bank and Trust Company	1,158,311	—	1,158,311
9/24/15	United States Dollar 9,342,520	Yuan Renminbi Offshore 59,200,000	Bank of America, N.A.	134,901	—	134,901
9/24/15	United States Dollar 5,475,852	Yuan Renminbi Offshore 34,695,000	BNP Paribas	78,525	—	78,525
9/24/15	Yuan Renminbi Offshore 59,200,000	United States Dollar 9,465,488	Bank of America, N.A.	—	(11,934)	(11,934)

15

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/24/15	Yuan Renminbi Offshore 34,695,000	United States Dollar 5,546,585	BNP Paribas	$—	$(7,792)	$(7,792)
9/29/15	United States Dollar 7,255,035	Yuan Renminbi Offshore 46,039,000	BNP Paribas	112,925	—	112,925
9/29/15	United States Dollar 7,541,604	Yuan Renminbi Offshore 47,856,000	Citibank, N.A.	117,144	—	117,144
9/29/15	Yuan Renminbi Offshore 46,039,000	United States Dollar 7,357,411	BNP Paribas	—	(10,549)	(10,549)
9/29/15	Yuan Renminbi Offshore 47,856,000	United States Dollar 7,648,027	Citibank, N.A.	—	(10,721)	(10,721)
9/30/15	Euro 8,097,500	United States Dollar 9,051,547	Citibank, N.A.	151,667	—	151,667
9/30/15	Euro 9,171,004	United States Dollar 10,285,281	Deutsche Bank AG	205,523	—	205,523
9/30/15	Euro 8,919,000	United States Dollar 9,847,468	Goldman Sachs International	44,685	—	44,685
9/30/15	Euro 1,328,796	United States Dollar 1,490,550	Goldman Sachs International	30,084	—	30,084
10/1/15	Hungarian Forint 2,562,848,000	Euro 8,227,441	Morgan Stanley & Co. International PLC	—	(111,283)	(111,283)
10/8/15	Hungarian Forint 1,254,733,000	Euro 3,958,023	BNP Paribas	—	(130,561)	(130,561)
10/13/15	Australian Dollar 43,362,000	United States Dollar 32,159,861	JPMorgan Chase Bank, N.A.	581,767	—	581,767
10/15/15	Hungarian Forint 2,616,624,000	Euro 8,397,381	Bank of America, N.A.	—	(112,830)	(112,830)
10/16/15	Japanese Yen 2,021,312,000	United States Dollar 16,413,081	Goldman Sachs International	86,784	—	86,784
10/16/15	United States Dollar 16,286,272	Japanese Yen 2,021,312,000	Goldman Sachs International	40,025	—	40,025
10/20/15	Australian Dollar 26,403,000	United States Dollar 19,477,757	Goldman Sachs International	256,971	—	256,971
10/23/15	Euro 30,959,765	United States Dollar 33,916,113	Standard Chartered Bank	—	(124,351)	(124,351)
10/26/15	Romanian Leu 78,506,923	United States Dollar 19,675,427	BNP Paribas	136,295	—	136,295
10/26/15	Romanian Leu 34,802,618	United States Dollar 8,602,372	BNP Paribas	—	(59,449)	(59,449)
10/27/15	Indian Rupee 879,048,000	United States Dollar 13,609,914	Deutsche Bank AG	52,169	—	52,169
11/3/15	Euro 3,425,523	Polish Zloty 14,256,000	JPMorgan Chase Bank, N.A.	2,398	—	2,398
11/3/15	Hungarian Forint 1,996,392,000	Euro 6,445,900	JPMorgan Chase Bank, N.A.	—	(39,238)	(39,238)
12/16/15	United States Dollar 2,039,138	Zambian Kwacha 16,130,600	Standard Chartered Bank	—	(64,410)	(64,410)
1/13/16	New Turkish Lira 8,960,000	United States Dollar 3,251,148	BNP Paribas	159,780	—	159,780
1/13/16	New Turkish Lira 13,685,870	United States Dollar 4,860,902	BNP Paribas	139,020	—	139,020

16

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
1/13/16	New Turkish Lira 2,613,000	United States Dollar 959,885	BNP Paribas	$58,351	$—	$58,351
1/13/16	New Turkish Lira 5,316,000	United States Dollar 1,951,528	Standard Chartered Bank	117,408	—	117,408
1/13/16	United States Dollar 9,621,398	New Turkish Lira 23,601,000	Bank of America, N.A.	—	(1,478,610)	(1,478,610)
1/13/16	United States Dollar 2,856,387	New Turkish Lira 6,973,870	Deutsche Bank AG	—	(450,272)	(450,272)
1/29/16	Euro 6,077,651	Serbian Dinar 778,243,240	Citibank, N.A.	271,945	—	271,945
1/29/16	Euro 222,004	Serbian Dinar 28,145,645	Citibank, N.A.	7,410	—	7,410
1/29/16	Euro 114,696	Serbian Dinar 14,532,000	Deutsche Bank AG	3,746	—	3,746
2/10/16	United States Dollar 2,057,558	Zambian Kwacha 16,511,900	Citibank, N.A.	—	(89,004)	(89,004)
3/2/16	United States Dollar 4,416,525	Yuan Renminbi Offshore 28,650,000	Deutsche Bank AG	111,874	—	111,874
3/2/16	United States Dollar 8,829,627	Yuan Renminbi Offshore 57,280,000	Goldman Sachs International	224,010	—	224,010
3/2/16	Yuan Renminbi Offshore 28,650,000	United States Dollar 4,535,381	Deutsche Bank AG	6,981	—	6,981
3/2/16	Yuan Renminbi Offshore 57,280,000	United States Dollar 9,068,313	Goldman Sachs International	14,676	—	14,676
3/7/16	United States Dollar 4,415,596	Yuan Renminbi Offshore 28,640,000	Bank of America, N.A.	109,346	—	109,346
3/7/16	United States Dollar 4,415,324	Yuan Renminbi Offshore 28,640,000	Citibank, N.A.	109,618	—	109,618
3/7/16	United States Dollar 4,321,949	Yuan Renminbi Offshore 28,030,000	Goldman Sachs International	106,617	—	106,617
3/7/16	Yuan Renminbi Offshore 28,640,000	United States Dollar 4,533,798	Bank of America, N.A.	8,856	—	8,856
3/7/16	Yuan Renminbi Offshore 28,640,000	United States Dollar 4,533,798	Citibank, N.A.	8,856	—	8,856
3/7/16	Yuan Renminbi Offshore 28,030,000	United States Dollar 4,436,882	Goldman Sachs International	8,316	—	8,316
3/10/16	United States Dollar 1,039,829	Zambian Kwacha 8,483,000	Standard Chartered Bank	—	(40,570)	(40,570)
3/14/16	United States Dollar 1,001,464	Zambian Kwacha 8,207,000	ICBC Standard Bank plc	—	(36,307)	(36,307)
3/14/16	United States Dollar 1,003,623	Zambian Kwacha 8,310,000	Standard Chartered Bank	—	(26,353)	(26,353)
3/24/16	United States Dollar 1,854,216	Zambian Kwacha 15,612,500	Barclays Bank PLC	—	(25,683)	(25,683)

				$18,726,608	$(5,603,941)	$13,122,667

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/10/15	COP	37,318,000	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$12,803,301	$20,210
8/11/15	COP	37,723,300	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	12,942,282	20,508

17

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
8/18/15	COP	49,908,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	$17,702,090	$(15,492)
8/21/15	COP	106,983,000	Republic of Colombia, 7.25%, 6/15/16	Bank of America, N.A.	37,879,783	(5,016)
9/3/15	COP	44,807,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	15,275,449	125,258
9/3/15	COP	9,740,800	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	3,333,349	14,420
9/3/15	COP	19,736,400	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	7,089,137	62,303
9/3/15	COP	32,512,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	11,695,289	87,644
9/16/15	COP	18,664,600	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	6,385,337	30,218
9/21/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	19,397,244	66,971
9/23/15	COP	25,401,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	8,697,917	33,445
9/23/15	COP	62,644,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	25,457,214	375,089
9/23/15	COP	60,071,000	Republic of Colombia, 7.25%, 6/15/16	Deutsche Bank AG	21,263,465	80,099
9/30/15	COP	54,802,000	Republic of Colombia, 7.25%, 6/15/16	The Bank of Nova Scotia	19,367,369	112,493

						$1,008,150

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
8/15	862 SGX CNX Nifty Index	Long	$14,574,879	$14,776,941	$202,062
9/15	3 E-mini S&P 500 Index	Long	314,475	314,760	285
9/15	84 TOPIX Index	Long	11,183,282	11,250,094	66,812
Interest Rate Futures
9/15	758 Euro-Bobl	Short	(107,422,439)	(108,479,681)	(1,057,242)
9/15	845 Euro-Bund	Short	(140,462,977)	(143,286,559)	(2,823,582)
9/15	73 Japan 10-Year Bond	Short	(86,375,140)	(86,909,670)	(534,530)
9/15	6,615 U.S. 5-Year Deliverable Interest Rate Swap	Short	(670,239,839)	(677,520,703)	(7,280,864)
9/15	2,560 U.S. 5-Year Treasury Note	Short	(304,802,460)	(306,800,000)	(1,997,540)
9/15	1,909 U.S. 10-Year Deliverable Interest Rate Swap	Short	(194,073,189)	(198,118,406)	(4,045,217)
3/17	10,812 CME 90-Day Eurodollar	Short	(2,651,982,587)	(2,663,671,350)	(11,688,763)

					$(29,158,579)

CME: Chicago Mercantile Exchange

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

18

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$50,000	Pays	Return on CPI-U (NSA)	Receives	1.60%	2/3/20	$440,923
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(153,711)

							$287,212

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.		$5,000	Pays	3-month USD-LIBOR-BBA	0.90%	5/11/17	$13,353
CME Group, Inc.		$4,000	Receives	3-month USD-LIBOR-BBA	1.66	2/24/19	(67,843)
CME Group, Inc.		$1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(19,503)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03	11/26/17	1,649,205
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02	11/27/17	611,844
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96	11/28/17	1,082,555
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	1,905,851
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05	6/16/25	239,659
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05	6/16/25	393,860
LCH.Clearnet	PLN	61,105	Pays	6-month PLN WIBOR	1.78	2/27/20	(284,104)
LCH.Clearnet	PLN	95,636	Pays	6-month PLN WIBOR	1.72	2/27/20	(508,559)
LCH.Clearnet	PLN	285,589	Pays	6-month PLN WIBOR	1.78	2/27/20	(1,317,748)
LCH.Clearnet		$5,000	Receives	3-month USD-LIBOR-BBA	0.90	5/11/17	(12,857)

							$3,685,713

NZD	-	New Zealand Dollar

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	311,056	Pays	Brazil CETIP Interbank Deposit Rate	13.41%	1/2/18	$1,334,908
Bank of America, N.A.	COP	32,629,647	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	(2,478)

19

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.41%	11/14/16	$(7,125)
Bank of America, N.A.	COP	15,912,529	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	(3,870)
Bank of America, N.A.	COP	42,825,791	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(28,822)
Bank of America, N.A.	COP	34,260,630	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	(23,323)
Bank of America, N.A.	MYR	24,370	Pays	3-month MYR KLIBOR	3.76	4/29/20	(107,277)
Bank of America, N.A.	MYR	31,620	Pays	3-month MYR KLIBOR	3.79	5/5/20	(125,328)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	(44,874)
BNP Paribas	CNY	104,673	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(35,442)
BNP Paribas	MYR	47,760	Pays	3-month MYR KLIBOR	3.75	4/29/20	(211,588)
BNP Paribas	MYR	35,760	Pays	3-month MYR KLIBOR	3.75	4/30/20	(161,624)
Citibank, N.A.	BRL	112,132	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/18	95,261
Citibank, N.A.	MYR	47,890	Pays	3-month MYR KLIBOR	3.74	4/30/20	(218,504)
Deutsche Bank AG	BRL	73,629	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	54,574
Deutsche Bank AG	BRL	220,809	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	224,905
Deutsche Bank AG	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(89,672)
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(44,727)
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	(109,048)
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	(63,056)
Goldman Sachs International	BRL	123,469	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(785,554)
Goldman Sachs International	BRL	142,486	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(854,515)
Goldman Sachs International	BRL	85,060	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	192,195
Goldman Sachs International	BRL	298,279	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	662,644
Goldman Sachs International	BRL	29,121	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	641,275

20

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	BRL	33,685	Receives	Brazil CETIP Interbank Deposit Rate	11.51%	1/2/23	$848,387
Goldman Sachs International	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	(89,672)
Goldman Sachs International	CNY	206,624	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(89,454)
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(70,884)
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(86,158)
Goldman Sachs International	MYR	47,070	Pays	3-month MYR KLIBOR	3.80	5/5/20	(182,665)
HSBC Bank USA, N.A.	COP	24,190,109	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(16,280)
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	(70,884)
Morgan Stanley & Co. International PLC	COP	21,797,380	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	(1,091)
Morgan Stanley & Co. International PLC	COP	21,890,462	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	(4,191)
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	(87,845)
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	(76,461)
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	(85,951)

							$275,786

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

MYR	-	Malaysian Ringgit

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00	%(1)	12/20/19	3.03%	$1,696,283	$(1,021,782)	$674,501

Total		$20,370					$1,696,283	$(1,021,782)	$674,501

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $20,370,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio on the notional amount of the credit default swap contract.

21

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 152,290,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	$(10,728)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	(7,337)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	(7,263)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	(8,062)
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 162,700,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	(115,720)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 120,918,846 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	6,489
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 162,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	(11,702)
JPMorgan Chase Bank, N.A.	10.76% on TRY 12,681,000 plus USD 5,953,521	3-month USD-LIBOR-BBA on USD 5,953,521 plus TRY 12,681,000	4/8/14/ 4/8/16	(1,219,235)

				$(1,373,558)

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZAR	-	South African Rand

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

22

Written options and swaptions activity for the fiscal year to date ended July 31, 2015 was as follows:

	Number of contracts	Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Principal Amount of Contracts (000’s omitted)		Notional Amount-Swaptions (000’s omitted)	Premiums Received
Outstanding, beginning of period	495	AUD	—	EUR	69,130	GBP	—	JPY	3,708,810	$52,500	$8,534,754
Options written	60	AUD	126,068	EUR	165,308	GBP	1,302	JPY	1,337,270	—	20,344,480
Options terminated in closing purchase transactions	—	AUD	—	EUR	—	GBP	—	JPY	—	(52,500)	(1,989,750)
Options excercised	—	AUD	(126,068)	EUR	(154,454)	GBP	—	JPY	(5,046,080)	—	(15,315,164)
Options expired	(495)	AUD	—	EUR	—	GBP	—	JPY	—	—	(1,308,441)

Outstanding, end of period	60	AUD	—	EUR	79,984	GBP	1,302	JPY	—	$—	$10,265,879

AUD	-	Australian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including options on commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Options written	$—	$(59,200)

Total		$—	$(59,200)

Credit	Credit default swaps (centrally cleared)*	$674,501	$—

Total		$674,501	$—

Equity Price	Financial futures contracts*	$269,159	$—
Equity Price	Options written	—	(25,000)

Total		$269,159	$(25,000)

23

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency options purchased	$19,582,048	$—
Foreign Exchange	Currency options written	—	(11,201,773)
Foreign Exchange	Forward foreign currency exchange contracts	18,726,608	(5,603,941)

Total		$38,308,656	$(16,805,714)

Interest Rate	Cross-currency swaps	$6,489	$(1,380,047)
Interest Rate	Financial futures contracts*	—	(29,427,738)
Interest Rate	Inflation swaps	440,923	(153,711)
Interest Rate	Interest rate swaps	4,054,149	(3,778,363)
Interest Rate	Interest rate swaps (centrally cleared)	5,896,327	(2,210,614)
Interest Rate	Non-deliverable bond forward contracts	1,028,658	(20,508)

Total		$11,426,546	$(36,970,981)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	6/17/15	On Demand	(0.25)%	$259,050	$259,050
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	(0.35)	1,491,089	1,491,089
JPMorgan Chase Bank, N.A.	7/8/15	On Demand	(0.35)	218,395	218,395

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,896,457,852

Gross unrealized appreciation	$28,015,812
Gross unrealized depreciation	(65,195,978)

Net unrealized depreciation	$(37,180,166)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$314,652,790	$—	$314,652,790
Mortgage Pass-Throughs	—	60,105,377	—	60,105,377
Commercial Mortgage-Backed Securities	—	161,221,120	—	161,221,120
Asset-Backed Securities	—	144,234,126	—	144,234,126
Senior Floating-Rate Interests	—	188,019,930	—	188,019,930
Foreign Government Bonds	—	472,855,535	—	472,855,535
U.S. Treasury Obligations	—	130,387,771	—	130,387,771
U.S. Government Agency Obligations	—	65,361,394	—	65,361,394
Exchange-Traded Funds	29,154,170	—	—	29,154,170
Closed-End Funds	87,874,797	—	—	87,874,797
Currency Call Options Purchased	—	2,649,442	—	2,649,442
Currency Put Options Purchased	—	16,932,606	—	16,932,606
Short-Term Investments
Foreign Government Securities	—	3,894,127	—	3,894,127
U.S. Treasury Obligations	—	81,495,173	—	81,495,173
Other	—	100,148,236	—	100,148,236
Total Investments	$117,028,967	$1,741,957,627	$—	$1,858,986,594
Forward Foreign Currency Exchange Contracts	$—	$18,726,608	$—	$18,726,608
Non-deliverable Bond Forward Contracts	—	1,028,658	—	1,028,658
Futures Contracts	285	268,874	—	269,159
Swap Contracts	—	12,094,171	—	12,094,171
Total	$117,029,252	$1,774,075,938	$—	$1,891,105,190

Liability Description
Call Options Written	$(44,175)	$—	$—	$(44,175)
Put Options Written	(40,025)	—	—	(40,025)
Currency Call Options Written	—	(16,949)	—	(16,949)
Currency Put Options Written	—	(11,184,824)	—	(11,184,824)
Forward Foreign Currency Exchange Contracts	—	(5,603,941)	—	(5,603,941)
Non-deliverable Bond Forward Contracts	—	(20,508)	—	(20,508)
Futures Contracts	(29,427,738)	—	—	(29,427,738)
Swap Contracts	—	(7,522,735)	—	(7,522,735)
Total	$(29,511,938)	$(24,348,957)	$—	$(53,860,895)

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

25

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2015, the Fund owned 1.3% of Tax-Managed Growth Portfolio’s outstanding interests, 50.5% of Tax-Managed International Equity Portfolio’s outstanding interests, 43.6% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 28.7% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 17.1% of Tax-Managed Value Portfolio’s outstanding interests. The Fund may also invest up to 20% of its total assets directly in securities. The Fund’s Portfolio of Investments at July 31, 2015 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Tax-Managed Growth Portfolio (identified cost, $85,378,591)		$139,108,657	30.6%

Tax-Managed International Equity Portfolio (identified cost, $38,447,958)		40,558,258	9.0

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $37,019,546)		55,443,551	12.2

Tax-Managed Small-Cap Portfolio (identified cost, $41,268,705)		50,056,842	11.0

Tax-Managed Value Portfolio (identified cost, $95,993,679)		125,412,988	27.6

Total Investments in Affiliated Portfolios (identified cost $298,108,479)		$410,580,296	90.4%

Preferred Stocks

Security	Shares	Value	% of Net Assets
Banks
Barclays Bank PLC, 8.25% to 12/15/18(1)	750	$812,256	0.2%
Citigroup, Inc., Series K, 6.875% to 11/15/23(1)	40,000	1,099,700	0.2
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)	500	468,446	0.1
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(1)	1,200	1,191,400	0.3
KeyCorp, Series A, 7.75%	5,000	663,125	0.2
Northern Trust Corp., Series C, 5.85%	40,000	1,028,100	0.2
Regions Financial Corp., Series A, 6.375%	40,000	1,026,400	0.2
Royal Bank of Scotland Group PLC, Series L, 5.75%	50,000	1,225,000	0.3
Standard Chartered PLC, 7.014% to 7/30/37(1)(2)	2	223,109	0.1
SunTrust Banks, Inc., Series E, 5.875%	20,000	502,850	0.1
Texas Capital Bancshares, Inc., 6.50%	40,000	997,600	0.2
Wells Fargo & Co., Series L, 7.50%	890	1,060,978	0.2

		$10,298,964	2.3%

Capital Markets
Affiliated Managers Group, Inc., 6.375%	50,000	$1,323,625	0.3%

		$1,323,625	0.3%

Consumer Finance
Capital One Financial Corp., Series B, 6.00%	40,000	$1,010,400	0.2%
Discover Financial Services, Series B, 6.50%	20,000	526,850	0.1

		$1,537,250	0.3%

Diversified Financial Services
KKR Financial Holdings, LLC, Series A, 7.375%	40,000	$1,058,100	0.2%

		$1,058,100	0.2%

Electric Utilities
AES Gener SA, 8.375% to 6/18/19(1)(2)	515	$570,364	0.1%
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	20,000	507,050	0.1

		$1,077,414	0.2%

1

Security	Shares	Value	% of Net Assets
Food Products
Land O’Lakes, Inc., 8.00%(2)	699	$726,002	0.2%

		$726,002	0.2%

Machinery
Stanley Black & Decker, Inc., 5.75%	30,000	$771,075	0.2%

		$771,075	0.2%

Real Estate Investment Trusts (REITs)
Cedar Realty Trust, Inc., Series B, 7.25%	20,000	$510,800	0.1%
DDR Corp., Series J, 6.50%	40,000	1,033,600	0.3
Vornado Realty Trust, Series K, 5.70%	20,000	495,400	0.1

		$2,039,800	0.5%

Total Preferred Stocks (identified cost $18,594,794)		$18,832,230	4.2%

Corporate Bonds & Notes

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
Banks
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(1)(2)	$500	$431,100	0.1%
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(1)	1,000	996,750	0.2
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(1)(2)	500	484,000	0.1
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(1)(2)	1,000	1,040,646	0.2
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	1,200	1,171,500	0.3
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(1)	1,000	1,006,250	0.2
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(1)	1,200	1,254,000	0.3
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(1)(3)	1,200	1,288,500	0.3

		$7,672,746	1.7%

Diversified Financial Services
Leucadia National Corp., 6.625%, 10/23/43	$1,000	$965,980	0.2%

		$965,980	0.2%

Electric Utilities
Enel SpA, 8.75% to 9/24/23, 9/24/73(1)(2)	$800	$940,800	0.2%

		$940,800	0.2%

Energy Equipment & Services
Abengoa Finance S.A.U., 7.75%, 2/1/20(2)	$1,150	$911,375	0.2%

		$911,375	0.2%

Oil, Gas & Consumable Fuels
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(1)(2)	$500	$232,500	0.1%

		$232,500	0.1%

Telecommunications
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)	$1,000	$1,052,500	0.2%

		$1,052,500	0.2%

Total Corporate Bonds & Notes (identified cost $11,994,938)		$11,775,901	2.6%

2

Exchange-Traded Funds

Security	Shares	Value	% of Net Assets
Equity Funds
iShares U.S. Preferred Stock ETF	350,000	$13,832,000	3.0%

Total Exchange-Traded Funds (identified cost $13,759,979)		$13,832,000	3.0%

Total Investments (identified cost $342,458,190)		$455,020,427	100.2%

Other Assets, Less Liabilities		$(724,662)	(0.2)%

Net Assets		$454,295,765	100.0%

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $7,783,896 or 1.7% of the Fund’s net assets.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $1,288,500 or 0.3% of the Fund’s net assets.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$342,459,102

Gross unrealized appreciation	$112,904,593
Gross unrealized depreciation	(343,268)

Net unrealized appreciation	$112,561,325

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$410,580,296	$—	$—	$410,580,296
Preferred Stocks
Consumer Staples	—	726,002	—	726,002
Financials	8,023,303	8,234,436	—	16,257,739
Industrials	—	771,075	—	771,075
Utilities	—	1,077,414	—	1,077,414
Total Preferred Stocks	$8,023,303	$10,808,927	$—	$18,832,230
Corporate Bonds & Notes	$—	$11,775,901	$—	$11,775,901
Exchange-Traded Funds	13,832,000	—	—	13,832,000
Total Investments	$432,435,599	$22,584,828	$—	$455,020,427

3

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Equity Securities. The value of preferred equity securities that are valued by a pricing service on a bond basis is adjusted by an income factor, as determined by the investment adviser, to reflect the next anticipated regular dividend.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.8%

Security	Shares	Value
Aerospace & Defense — 1.8%
Safran SA	124,040	$9,391,163
United Technologies Corp.	68,615	6,882,771

		$16,273,934

Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	88,501	$6,208,345

		$6,208,345

Automobiles — 0.5%
Toyota Motor Corp.	63,349	$4,218,395

		$4,218,395

Banks — 6.1%
Bank of America Corp.	685,605	$12,258,617
Credit Agricole SA	457,159	7,193,222
JPMorgan Chase & Co.	194,760	13,346,903
Lloyds Banking Group PLC	7,616,549	9,918,339
Natixis SA	791,550	5,809,362
Regions Financial Corp.	776,718	8,070,100

		$56,596,543

Beverages — 3.2%
Anheuser-Busch InBev NV	85,715	$10,241,371
Constellation Brands, Inc., Class A	81,460	9,776,829
Diageo PLC	333,616	9,352,170

		$29,370,370

Biotechnology — 3.3%
Biogen, Inc.(1)	25,467	$8,118,370
Celgene Corp.(1)	88,066	11,558,663
Gilead Sciences, Inc.	89,806	10,584,535

		$30,261,568

Capital Markets — 1.8%
Azimut Holding SpA	292,532	$7,306,743
Macquarie Group, Ltd.	155,914	9,331,944

		$16,638,687

Chemicals — 1.8%
LyondellBasell Industries NV, Class A	87,059	$8,168,746
Monsanto Co.	80,450	8,197,050

		$16,365,796

Commercial Services & Supplies — 0.8%
Brambles, Ltd.	952,201	$7,553,192

		$7,553,192

Communications Equipment — 1.2%
QUALCOMM, Inc.	173,244	$11,155,181

		$11,155,181

Construction & Engineering — 0.0%(2)
Royal Boskalis Westminster NV	950	$46,415

		$46,415

1

Security	Shares	Value
Consumer Finance — 1.2%
Discover Financial Services	205,267	$11,455,951

		$11,455,951

Diversified Telecommunication Services — 3.6%
Deutsche Telekom AG	584,521	$10,569,569
Nippon Telegraph & Telephone Corp.	338,790	13,047,726
Verizon Communications, Inc.	205,901	9,634,108

		$33,251,403

Electric Utilities — 0.8%
NextEra Energy, Inc.	73,120	$7,692,224

		$7,692,224

Electrical Equipment — 1.4%
Mitsubishi Electric Corp.	462,302	$4,965,235
Nidec Corp.	88,842	7,943,034

		$12,908,269

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	381,665	$7,129,502
Yaskawa Electric Corp.	290,887	3,447,761

		$10,577,263

Food & Staples Retailing — 0.9%
CVS Health Corp.	77,149	$8,676,948

		$8,676,948

Food Products — 3.8%
Kerry Group PLC, Class A	92,548	$7,032,748
Kraft Heinz Co. (The)	50,000	3,973,500
Mondelez International, Inc., Class A	274,249	12,376,857
Unilever NV	255,970	11,467,014

		$34,850,119

Health Care Equipment & Supplies — 1.5%
Medtronic PLC	172,329	$13,508,870

		$13,508,870

Hotels, Restaurants & Leisure — 2.5%
Accor SA	233,578	$11,450,805
Compass Group PLC	710,951	11,372,113

		$22,822,918

Household Products — 1.1%
Reckitt Benckiser Group PLC	108,745	$10,428,449

		$10,428,449

Industrial Conglomerates — 1.9%
Danaher Corp.	128,329	$11,749,803
Koninklijke Philips NV	212,402	5,918,840

		$17,668,643

Insurance — 5.2%
AXA SA	497,261	$13,095,475
Mediolanum SpA	759,381	6,079,407
PartnerRe, Ltd.	16,000	2,175,360
Prudential PLC	747,766	17,591,517
St. James’s Place PLC	614,676	9,378,613

		$48,320,372

Internet Software & Services — 4.2%
Facebook, Inc., Class A(1)	118,551	$11,144,980
Google, Inc., Class C(1)	44,750	27,996,047

		$39,141,027

2

Security	Shares	Value
IT Services — 1.1%
Computer Sciences Corp.	31,000	$2,028,330
Visa, Inc., Class A	111,117	8,371,555

		$10,399,885

Machinery — 1.1%
SKF AB, Class B	506,745	$9,911,655

		$9,911,655

Media — 2.3%
Live Nation Entertainment, Inc.(1)	265,123	$6,951,525
Walt Disney Co. (The)	116,604	13,992,480

		$20,944,005

Multi-Utilities — 2.0%
A2A SpA	1,000,000	$1,276,669
National Grid PLC	779,538	10,374,664
Sempra Energy	68,608	6,982,922

		$18,634,255

Oil, Gas & Consumable Fuels — 5.5%
Devon Energy Corp.	237,160	$11,720,447
Exxon Mobil Corp.	195,008	15,446,584
Occidental Petroleum Corp.	149,366	10,485,493
Range Resources Corp.	104,856	4,125,035
Total SA	178,125	8,789,214

		$50,566,773

Pharmaceuticals — 6.9%
Bayer AG	71,425	$10,547,792
Merck & Co., Inc.	172,767	10,186,342
Perrigo Co. PLC	59,214	11,380,931
Roche Holding AG PC	54,024	15,608,758
Takeda Pharmaceutical Co., Ltd.	146,591	7,375,186
Teva Pharmaceutical Industries, Ltd. ADR	116,722	8,056,152

		$63,155,161

Real Estate Investment Trusts (REITs) — 2.6%
Public Storage	54,120	$11,104,342
Simon Property Group, Inc.	68,018	12,734,330

		$23,838,672

Semiconductors & Semiconductor Equipment — 1.3%
NXP Semiconductors NV(1)	119,839	$11,623,185

		$11,623,185

Software — 1.6%
Oracle Corp.	236,332	$9,439,100
SAP SE	79,969	5,745,218

		$15,184,318

Specialty Retail — 2.8%
Dixons Carphone PLC	587,598	$4,181,295
Home Depot, Inc. (The)	126,168	14,765,441
Industria de Diseno Textil SA	197,927	6,786,531

		$25,733,267

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	141,529	$17,167,468

		$17,167,468

Textiles, Apparel & Luxury Goods — 3.5%
LVMH Moet Hennessy Louis Vuitton SE	35,984	$6,731,129
NIKE, Inc., Class B	146,534	16,883,648
Pandora A/S	76,225	8,583,218

		$32,197,995

3

Security	Shares	Value
Tobacco — 2.5%
Altria Group, Inc.	200,747	$10,916,622
Imperial Tobacco Group PLC	232,274	12,188,940

		$23,105,562

Wireless Telecommunication Services — 1.3%
Vodafone Group PLC	3,126,254	$11,842,239

		$11,842,239

Total Common Stocks (identified cost $740,858,779)		$800,295,322

Preferred Stocks — 6.6%

Security	Shares	Value
Banks — 3.4%
AgriBank FCB, 6.875% to 1/1/24(3)	18,968	$1,992,825
Barclays Bank PLC, 8.25% to 12/15/18(3)	2,832	3,057,129
Citigroup, Inc., Series K, 6.875% to 11/15/23(3)	70,110	1,927,499
CoBank ACB, Series F, 6.25% to 10/1/22(3)	21,750	2,283,750
Farm Credit Bank of Texas, Series 1, 10.00%	1,135	1,421,588
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	1,416	1,406,324
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)	835	840,645
KeyCorp, Series A, 7.75%	13,268	1,759,669
Regions Financial Corp., Series A, 6.375%	102,533	2,630,997
Royal Bank of Scotland Group PLC, Series L, 5.75%	76,412	1,872,094
Royal Bank of Scotland Group PLC, Series S, 6.60%	16,985	428,871
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	16.97	1,893,737
Texas Capital Bancshares, Inc., 6.50%	99,990	2,493,751
Texas Capital Bancshares, Inc., Series A, 6.50%	16,300	408,967
Webster Financial Corp., Series E, 6.40%	67,815	1,726,739
Wells Fargo & Co., Series L, 7.50%	2,329	2,776,424
Zions Bancorporation, Series I, 5.80% to 9/15/23(3)	1,225	1,177,817
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	1,095	1,201,770

		$31,300,596

Capital Markets — 0.4%
Affiliated Managers Group, Inc., 6.375%	42,923	$1,136,279
Morgan Stanley, Series G, 6.625%	85,300	2,234,434

		$3,370,713

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	93,750	$2,368,125
Discover Financial Services, Series B, 6.50%	39,000	1,027,357
SLM Corp., Series B, 1.986%(5)	24,070	1,362,964

		$4,758,446

Diversified Financial Services — 0.6%
KKR Financial Holdings, LLC, Series A, 7.375%	66,100	$1,748,510
PPTT, 2006-A GS, Class A, 5.93%(4)(5)	22.71	3,973,773

		$5,722,283

Electric Utilities — 0.2%
AES Gener SA, 8.375% to 6/18/19(3)(4)	1,260	$1,396,041
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	22	531

		$1,396,572

Food Products — 0.3%
Land O’Lakes, Inc., 8.00%(4)	13,620	$1,414,613
Ocean Spray Cranberries, Inc., 6.25%(4)	16,860	1,538,475

		$2,953,088

4

Security	Shares	Value
Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)	5,000	$2,000,313

		$2,000,313

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	46,069	$1,184,088

		$1,184,088

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$726,746

		$726,746

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(3)	99,305	$2,665,594

		$2,665,594

Real Estate Investment Trusts (REITs) — 0.2%
Cedar Realty Trust, Inc., Series B, 7.25%(1)	32,800	$837,712
DDR Corp., Series K, 6.25%(1)	35,725	909,291

		$1,747,003

Thrifts & Mortgage Finance — 0.3%
Elmira Savings Bank, 8.998% to 12/31/17(3)	1,880	$1,786,000
EverBank Financial Corp., Series A, 6.75%	40,384	1,024,744

		$2,810,744

Total Preferred Stocks (identified cost $61,140,943)		$60,636,186

Corporate Bonds & Notes — 3.0%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.3%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(3)(4)	$785	$676,827
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(3)	1,351	1,346,609
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	1,023	990,264
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	2,371	2,467,372
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	2,378	2,321,522
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(3)	1,440	1,449,000
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(3)	640	668,800
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(3)(6)	2,082	2,235,548

		$12,155,942

Diversified Financial Services — 0.2%
Leucadia National Corp., 6.625%, 10/23/43	$1,150	$1,110,877
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	635	515,937

		$1,626,814

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$1,232	$1,298,220

		$1,298,220

Electric Utilities — 0.6%
AES Panama SA, 6.00%, 6/25/22(4)	$346	$350,844
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	1,908	2,243,808
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(3)	3,603	3,155,590

		$5,750,242

Energy Equipment & Services — 0.1%
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)	$967	$766,348

		$766,348

5

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.3%
Genworth Financial, Inc., 7.625%, 9/24/21	$343	$369,154
Genworth Financial, Inc., 7.70%, 6/15/20	64	70,640
XLIT, Ltd., Series E, 6.50% to 4/15/17, 10/29/49(3)	2,990	2,541,500

		$2,981,294

Oil, Gas & Consumable Fuels — 0.1%
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$1,824	$848,160

		$848,160

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(3)(4)	$1,737	$1,828,192

		$1,828,192

Total Corporate Bonds & Notes (identified cost $28,328,711)		$27,255,212

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
iShares MSCI Japan ETF	921,258	$11,911,866

Total Exchange-Traded Funds (identified cost $12,042,606)		$11,911,866

Short-Term Investments — 1.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$17,753	$17,752,887

Total Short-Term Investments (identified cost $17,752,887)		$17,752,887

Total Investments — 99.6% (identified cost $860,123,926)		$917,851,473

Other Assets, Less Liabilities — 0.4%		$3,599,220

Net Assets — 100.0%		$921,450,693

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $24,524,133 or 2.7% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

6

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $2,235,548 or 0.2% of the Fund’s net assets.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $9,381.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	53.2%	$487,943,062
United Kingdom	13.7	126,015,984
France	7.3	67,163,290
Japan	4.5	40,997,337
Ireland	3.8	34,464,049
Germany	3.1	28,311,579
Netherlands	2.1	18,886,660
Switzerland	2.0	17,930,280
Italy	1.8	16,906,627
Australia	1.8	16,885,136
Belgium	1.1	10,241,371
Sweden	1.1	9,911,655
Denmark	0.9	8,583,218
Israel	0.9	8,056,152
Spain	0.8	7,552,879
Colombia	0.2	1,828,192
Brazil	0.2	1,667,091
Chile	0.1	1,396,041
Cayman Islands	0.1	848,160
Panama	0.0 *	350,844
Exchange-Traded Funds	1.3	11,911,866

Total Investments	100.0%	$917,851,473

*	Amount is less than 0.05%

A	summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
8/10/15	Euro 901,876	United States Dollar 995,725	Standard Chartered Bank	$5,170	$—	$5,170

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At July 31, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is foreign exchange risk was $5,170.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$862,552,832

Gross unrealized appreciation	$83,343,860
Gross unrealized depreciation	(28,045,219)

Net unrealized appreciation	$55,298,641

7

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$52,593,094	$53,323,486		$—	$105,916,580
Consumer Staples	45,720,756	60,710,692		—	106,431,448
Energy	41,777,559	8,789,214		—	50,566,773
Financials	71,145,603	85,704,622		—	156,850,225
Health Care	73,393,863	33,531,736		—	106,925,599
Industrials	24,840,919	45,729,534		—	70,570,453
Information Technology	106,055,348	9,192,979		—	115,248,327
Materials	16,365,796	—		—	16,365,796
Telecommunication Services	9,634,108	35,459,534		—	45,093,642
Utilities	14,675,146	11,651,333		—	26,326,479
Total Common Stocks	$456,202,192	$344,093,130	*	$—	$800,295,322
Preferred Stocks
Consumer Staples	$—	$2,953,088		$—	$2,953,088
Energy	—	2,665,594		—	2,665,594
Financials	15,576,610	36,133,488		—	51,710,098
Industrials	—	1,184,088		—	1,184,088
Utilities	726,746	1,396,572		—	2,123,318
Total Preferred Stocks	$16,303,356	$44,332,830		$—	$60,636,186
Corporate Bonds & Notes	$—	$27,255,212		$—	$27,255,212
Exchange-Traded Funds	11,911,866	—		—	11,911,866
Short-Term Investments	—	17,752,887		$—	17,752,887
Total Investments	$484,417,414	$433,434,059		$—	$917,851,473
Forward Foreign Currency Exchange Contracts	$—	$5,170		$—	$5,170
Total	$484,417,414	$433,439,229		$—	$917,856,643

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

July 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $71,782,415 and the Fund owned 56.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.4%
Precision Castparts Corp.	7,300	$1,422,916
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,642,947

		$3,065,863

Banks — 1.8%
Citigroup, Inc.	38,100	$2,227,326

		$2,227,326

Beverages — 2.5%
Anheuser-Busch InBev NV ADR	12,700	$1,518,285
Constellation Brands, Inc., Class A	13,728	1,647,635

		$3,165,920

Biotechnology — 7.7%
Biogen, Inc.(1)	7,534	$2,401,688
Celgene Corp.(1)	25,644	3,365,775
Gilead Sciences, Inc.	17,499	2,062,432
Incyte Corp.(1)	6,031	628,913
Vertex Pharmaceuticals, Inc.(1)	10,043	1,355,805

		$9,814,613

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	21,779	$1,039,947

		$1,039,947

Capital Markets — 2.6%
Affiliated Managers Group, Inc.(1)	6,300	$1,309,770
Charles Schwab Corp. (The)	58,000	2,023,040

		$3,332,810

Chemicals — 3.4%
Celanese Corp., Series A	16,700	$1,100,864
Monsanto Co.	21,739	2,214,987
Praxair, Inc.	8,900	1,015,846

		$4,331,697

Consumer Finance — 0.7%
Discover Financial Services	14,900	$831,569

		$831,569

Diversified Financial Services — 0.9%
McGraw Hill Financial, Inc.	11,522	$1,172,364

		$1,172,364

Electrical Equipment — 2.4%
AMETEK, Inc.	34,300	$1,819,615
Eaton Corp. PLC	20,648	1,250,856

		$3,070,471

Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.	14,565	$862,685

		$862,685

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	5,796	$842,159
Sprouts Farmers Market, Inc.(1)	40,933	1,003,677

		$1,845,836

1

Security	Shares	Value
Food Products — 2.5%
Hain Celestial Group, Inc. (The)(1)	25,420	$1,728,052
Mondelez International, Inc., Class A	32,354	1,460,136

		$3,188,188

Health Care Equipment & Supplies — 3.7%
Cooper Cos., Inc. (The)	7,031	$1,244,487
Medtronic PLC	18,033	1,413,607
Stryker Corp.	20,400	2,086,308

		$4,744,402

Health Care Providers & Services — 0.9%
Brookdale Senior Living, Inc.(1)	33,728	$1,117,409

		$1,117,409

Health Care Technology — 1.0%
Cerner Corp.(1)	18,345	$1,315,703

		$1,315,703

Household Durables — 1.8%
Tempur Sealy International, Inc.(1)	30,888	$2,333,588

		$2,333,588

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$965,884

		$965,884

Internet & Catalog Retail — 7.6%
Amazon.com, Inc.(1)	8,529	$4,572,823
Netflix, Inc.(1)	22,400	2,560,544
Priceline Group, Inc. (The)(1)	2,043	2,540,614

		$9,673,981

Internet Software & Services — 8.3%
Facebook, Inc., Class A(1)	39,392	$3,703,242
Google, Inc., Class A(1)	4,500	2,958,750
Google, Inc., Class C(1)	4,512	2,822,752
Twitter, Inc.(1)	35,824	1,110,902

		$10,595,646

IT Services — 3.6%
Fiserv, Inc.(1)	16,600	$1,441,876
Visa, Inc., Class A	42,000	3,164,280

		$4,606,156

Leisure Products — 1.0%
Brunswick Corp.	23,620	$1,253,986

		$1,253,986

Life Sciences Tools & Services — 0.8%
Illumina, Inc.(1)	4,818	$1,056,587

		$1,056,587

Machinery — 0.5%
Colfax Corp.(1)	16,200	$617,868

		$617,868

Media — 4.1%
Comcast Corp., Class A	26,402	$1,647,749
Twenty-First Century Fox, Inc., Class B	38,443	1,288,609
Walt Disney Co. (The)	18,971	2,276,520

		$5,212,878

2

Security	Shares	Value
Multiline Retail — 1.6%
Dollar General Corp.	25,839	$2,076,680

		$2,076,680

Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	15,894	$1,226,858

		$1,226,858

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,367,215

		$1,367,215

Pharmaceuticals — 3.5%
AbbVie, Inc.	18,243	$1,277,192
Jazz Pharmaceuticals PLC(1)	5,974	1,148,442
Perrigo Co. PLC	10,400	1,998,880

		$4,424,514

Road & Rail — 0.9%
J.B. Hunt Transport Services, Inc.	14,100	$1,186,092

		$1,186,092

Semiconductors & Semiconductor Equipment — 5.9%
Avago Technologies, Ltd.	21,771	$2,724,423
Cypress Semiconductor Corp.(1)	95,909	1,101,035
Monolithic Power Systems, Inc.	32,100	1,659,891
NXP Semiconductors NV(1)	20,785	2,015,937

		$7,501,286

Software — 5.9%
Adobe Systems, Inc.(1)	24,954	$2,045,978
salesforce.com, inc.(1)	33,800	2,477,540
Tableau Software, Inc., Class A(1)	15,698	1,644,209
VMware, Inc., Class A(1)	14,200	1,265,646

		$7,433,373

Specialty Retail — 5.6%
Home Depot, Inc. (The)	19,402	$2,270,616
Signet Jewelers, Ltd.	9,002	1,091,222
TJX Cos., Inc. (The)	20,286	1,416,369
Tractor Supply Co.	25,600	2,368,512

		$7,146,719

Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.	59,738	$7,246,219
EMC Corp.	44,805	1,204,807

		$8,451,026

Trading Companies & Distributors — 1.9%
United Rentals, Inc.(1)	19,100	$1,279,509
W.W. Grainger, Inc.	4,895	1,119,535

		$2,399,044

Total Common Stocks (identified cost $81,534,312)		$124,656,184

3

Short-Term Investments — 2.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$2,625	$2,625,058

Total Short-Term Investments (identified cost $2,625,058)		$2,625,058

Total Investments — 100.0% (identified cost $84,159,370)		$127,281,242

Other Assets, Less Liabilities — (0.0)%(3)		$(54,824)

Net Assets — 100.0%		$127,226,418

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $2,770.

(3)	Amount is less than (0.05)%.

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$84,178,479

Gross unrealized appreciation	$44,236,778
Gross unrealized depreciation	(1,134,015)

Net unrealized appreciation	$43,102,763

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$124,656,184	*	$—	$—	$124,656,184
Short-Term Investments	—		2,625,058	—	2,625,058
Total Investments	$124,656,184		$2,625,058	$—	$127,281,242

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Tax-Managed Small-Cap Fund

July 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $124,253,399 and the Fund owned 71.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.2%

Security	Shares	Value
Banks — 8.6%
Bank of the Ozarks, Inc.	18,820	$830,338
BankUnited, Inc.	89,610	3,272,557
Cathay General Bancorp	26,790	860,227
Eagle Bancorp, Inc.(1)	14,390	638,916
FCB Financial Holdings, Inc., Class A(1)	20,540	713,354
PacWest Bancorp	63,640	2,945,896
PrivateBancorp, Inc.	73,680	3,045,931
Signature Bank(1)	19,140	2,786,593

		$15,093,812

Biotechnology — 1.5%
AMAG Pharmaceuticals, Inc.(1)	40,120	$2,563,668

		$2,563,668

Building Products — 1.5%
Armstrong World Industries, Inc.(1)	45,990	$2,690,415

		$2,690,415

Capital Markets — 2.3%
Lazard, Ltd., Class A	72,200	$4,000,602

		$4,000,602

Chemicals — 4.8%
Balchem Corp.	67,620	$3,832,025
Cytec Industries, Inc.	60,220	4,470,131

		$8,302,156

Commercial Services & Supplies — 3.0%
Interface, Inc.	129,720	$3,368,828
Team, Inc.(1)	44,744	1,941,890

		$5,310,718

Communications Equipment — 1.8%
Infinera Corp.(1)	132,240	$3,165,826

		$3,165,826

Diversified Consumer Services — 2.3%
ServiceMaster Global Holdings, Inc.(1)	104,746	$4,056,812

		$4,056,812

Electrical Equipment — 1.5%
Generac Holdings, Inc.(1)	74,497	$2,612,610

		$2,612,610

Electronic Equipment, Instruments & Components — 3.6%
Belden, Inc.	48,140	$2,851,332
FEI Co.	40,160	3,452,555

		$6,303,887

Food Products — 2.0%
Pinnacle Foods, Inc.	77,400	$3,479,130

		$3,479,130

Health Care Equipment & Supplies — 10.8%
Alere, Inc.(1)	62,580	$3,042,014
Analogic Corp.	29,800	2,400,390
Glaukos Corp.(1)	18,794	597,461
Hill-Rom Holdings, Inc.	56,490	3,165,135
ICU Medical, Inc.(1)	33,730	3,370,301

1

Security	Shares	Value
Integra LifeSciences Holdings Corp.(1)	41,510	$2,662,036
West Pharmaceutical Services, Inc.	59,510	3,562,864

		$18,800,201

Health Care Providers & Services — 1.6%
AmSurg Corp.(1)	37,948	$2,722,389

		$2,722,389

Hotels, Restaurants & Leisure — 3.1%
ClubCorp Holdings, Inc.	118,190	$2,756,191
Krispy Kreme Doughnuts, Inc.(1)	143,180	2,668,875

		$5,425,066

Household Durables — 2.1%
Tempur Sealy International, Inc.(1)	49,110	$3,710,260

		$3,710,260

Household Products — 1.9%
Church & Dwight Co., Inc.	38,060	$3,285,720

		$3,285,720

Independent Power and Renewable Electricity Producers — 1.5%
NextEra Energy Partners LP	74,560	$2,660,301

		$2,660,301

Insurance — 4.7%
HCC Insurance Holdings, Inc.	45,570	$3,516,181
Horace Mann Educators Corp.	71,450	2,517,898
Stewart Information Services Corp.	50,930	2,094,242

		$8,128,321

IT Services — 4.5%
Black Knight Financial Services, Inc., Class A(1)	13,382	$435,986
Cardtronics, Inc.(1)	90,090	3,339,636
Euronet Worldwide, Inc.(1)	58,770	4,025,745

		$7,801,367

Leisure Products — 1.8%
Vista Outdoor, Inc.(1)	65,460	$3,087,748

		$3,087,748

Life Sciences Tools & Services — 0.5%
Cambrex Corp.(1)	17,400	$856,950

		$856,950

Machinery — 4.6%
Greenbrier Cos., Inc. (The)	38,700	$1,770,525
NN, Inc.	151,169	3,451,188
RBC Bearings, Inc.(1)	40,952	2,774,498

		$7,996,211

Marine — 0.8%
Kirby Corp.(1)	20,260	$1,467,027

		$1,467,027

Metals & Mining — 2.0%
Compass Minerals International, Inc.	42,880	$3,430,400

		$3,430,400

Multiline Retail — 0.9%
Tuesday Morning Corp.(1)	161,920	$1,518,810

		$1,518,810

Oil, Gas & Consumable Fuels — 3.0%
Diamondback Energy, Inc.(1)	37,780	$2,542,594
PDC Energy, Inc.(1)	56,380	2,647,041

		$5,189,635

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 2.4%
CubeSmart	113,240	$2,962,359
Post Properties, Inc.	22,310	1,270,331

		$4,232,690

Semiconductors & Semiconductor Equipment — 5.2%
Atmel Corp.	137,434	$1,137,953
Cirrus Logic, Inc.(1)	55,720	1,839,317
Cypress Semiconductor Corp.(1)	264,860	3,040,593
MA-COM Technology Solutions Holdings, Inc.(1)	32,808	1,105,958
Qorvo, Inc.(1)	33,565	1,945,092

		$9,068,913

Software — 5.1%
Mentor Graphics Corp.	144,420	$3,767,918
Verint Systems, Inc.(1)	56,850	3,309,807
Workiva, Inc.(1)	128,280	1,871,605

		$8,949,330

Specialty Retail — 1.6%
Restoration Hardware Holdings, Inc.(1)	27,578	$2,798,064

		$2,798,064

Thrifts & Mortgage Finance — 2.2%
MGIC Investment Corp.(1)	341,210	$3,777,195

		$3,777,195

Total Common Stocks (identified cost $123,391,889)		$162,486,234

Short-Term Investments — 5.7%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$9,926	$9,926,134

Total Short-Term Investments (identified cost $9,926,134)		$9,926,134

Total Investments — 98.9% (identified cost $133,318,023)		$172,412,368

Other Assets, Less Liabilities — 1.1%		$1,899,275

Net Assets — 100.0%		$174,311,643

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $6,392.

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$133,266,202

Gross unrealized appreciation	$42,699,935
Gross unrealized depreciation	(3,553,769)

Net unrealized appreciation	$39,146,166

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$162,486,234	*	$—	$—	$162,486,234
Short-Term Investments	—		9,926,134	—	9,926,134
Total Investments	$162,486,234		$9,926,134	$—	$172,412,368

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Global Small-Cap Fund

July 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Global Small-Cap Fund (formerly, Eaton Vance Tax-Managed Small-Cap Value Fund) (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Global Small-Cap Portfolio (formerly, Tax-Managed Small-Cap Value Portfolio) (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $40,915,437 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below. Effective August 7, 2015, the name of Eaton Vance Tax-Managed Global Small-Cap Fund was changed from Eaton Vance Tax-Managed Small-Cap Value Fund. In connection with this change, the Fund’s investment objective was changed to long-term after-tax returns and the Fund no longer employs a value investment strategy. The change in the Fund’s investment objective was approved by the Fund’s shareholders at a special meeting on July 24, 2015.

Tax-Managed Global Small-Cap Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 1.7%
Ducommun, Inc.(1)	29,013	$694,861

		$694,861

Airlines — 2.0%
Spirit Airlines, Inc.(1)	13,588	$812,834

		$812,834

Auto Components — 1.7%
Dana Holding Corp.	37,361	$693,420

		$693,420

Banks — 15.7%
1st Source Corp.	16,353	$555,839
Ameris Bancorp	25,792	696,642
ConnectOne Bancorp, Inc.	46,995	1,003,813
Eagle Bancorp, Inc.(1)	22,446	996,602
First Business Financial Services, Inc.	16,996	743,575
German American Bancorp, Inc.	22,819	664,261
Peoples Bancorp, Inc.	35,639	749,845
South State Corp.	6,893	535,724
Western Alliance Bancorp(1)	13,888	469,831

		$6,416,132

Biotechnology — 0.5%
AMAG Pharmaceuticals, Inc.(1)	3,000	$191,700

		$191,700

Building Products — 2.2%
A.O. Smith Corp.	12,403	$890,783

		$890,783

Chemicals — 3.8%
Calgon Carbon Corp.	17,208	$304,409
Innophos Holdings, Inc.	12,002	617,863
RPM International, Inc.	13,577	636,354

		$1,558,626

Construction & Engineering — 1.7%
EMCOR Group, Inc.	14,899	$712,619

		$712,619

Containers & Packaging — 2.2%
AptarGroup, Inc.	13,131	$890,151

		$890,151

Distributors — 1.6%
Core-Mark Holding Co., Inc.	10,350	$657,950

		$657,950

1

Security	Shares	Value
Electric Utilities — 5.8%
Cleco Corp.	17,042	$927,596
Otter Tail Corp.	17,428	451,734
Portland General Electric Co.	27,417	987,286

		$2,366,616

Energy Equipment & Services — 0.8%
Basic Energy Services, Inc.(1)	56,008	$338,288

		$338,288

Food Products — 3.1%
Darling Ingredients, Inc.(1)	32,439	$416,841
Inventure Foods, Inc.(1)	85,742	842,844

		$1,259,685

Health Care Equipment & Supplies — 6.0%
Alere, Inc.(1)	4,200	$204,162
Analogic Corp.	11,300	910,215
Hill-Rom Holdings, Inc.	3,900	218,517
ICU Medical, Inc.(1)	2,250	224,820
Teleflex, Inc.	6,708	898,805

		$2,456,519

Health Care Providers & Services — 0.5%
AmSurg Corp.(1)	3,000	$215,220

		$215,220

Hotels, Restaurants & Leisure — 3.5%
Bloomin’ Brands, Inc.	35,891	$835,902
Cedar Fair, L.P.	11,182	599,914

		$1,435,816

Household Durables — 1.5%
NVR, Inc.(1)	409	$609,426

		$609,426

Household Products — 1.4%
Orchids Paper Products Co.	23,347	$589,278

		$589,278

Insurance — 3.0%
Federated National Holding Co.	33,703	$795,054
James River Group Holdings, Ltd.	15,310	420,259

		$1,215,313

Internet & Catalog Retail — 1.6%
FTD Cos., Inc.(1)	22,919	$667,630

		$667,630

IT Services — 3.8%
MAXIMUS, Inc.	13,485	$919,812
Vantiv, Inc., Class A(1)	5,571	245,124
VeriFone Systems, Inc.(1)	12,760	410,617

		$1,575,553

Leisure Products — 0.7%
Vista Outdoor, Inc.(1)	5,900	$278,303

		$278,303

2

Security	Shares	Value
Machinery — 5.7%
American Railcar Industries, Inc.	10,445	$417,278
Barnes Group, Inc.	22,227	865,297
Crane Co.	5,650	300,580
EnPro Industries, Inc.	15,254	773,073

		$2,356,228

Media — 2.0%
Carmike Cinemas, Inc.(1)	15,128	$378,956
Time, Inc.	19,365	432,227

		$811,183

Oil, Gas & Consumable Fuels — 2.7%
Carrizo Oil & Gas, Inc.(1)	10,613	$404,674
Diamondback Energy, Inc.(1)	8,437	567,810
Stone Energy Corp.(1)	20,044	116,055

		$1,088,539

Pharmaceuticals — 2.8%
Prestige Brands Holdings, Inc.(1)	23,932	$1,139,642

		$1,139,642

Real Estate Investment Trusts (REITs) — 5.1%
Acadia Realty Trust	4,756	$152,097
CubeSmart	6,267	163,945
DCT Industrial Trust, Inc.	4,425	153,813
Douglas Emmett, Inc.	5,118	150,009
EastGroup Properties, Inc.	2,575	155,015
Education Realty Trust, Inc.	4,517	142,918
Essex Property Trust, Inc.	666	149,790
Highwoods Properties, Inc.	3,501	148,197
LaSalle Hotel Properties	4,066	135,276
Post Properties, Inc.	2,563	145,937
PS Business Parks, Inc.	1,968	151,516
Redwood Trust, Inc.	27,774	430,497

		$2,079,010

Road & Rail — 4.1%
Covenant Transportation Group, Inc., Class A(1)	30,605	$722,584
Old Dominion Freight Line, Inc.(1)	6,370	465,966
Saia, Inc.(1)	11,232	487,693

		$1,676,243

Semiconductors & Semiconductor Equipment — 7.4%
Cirrus Logic, Inc.(1)	8,039	$265,367
Cypress Semiconductor Corp.(1)	21,957	252,066
Entegris, Inc.(1)	56,440	836,159
MA-COM Technology Solutions Holdings, Inc.(1)	6,959	234,588
Photronics, Inc.(1)	83,118	685,723
Silicon Motion Technology Corp. ADR	17,244	453,862
Synaptics, Inc.(1)	3,749	297,596

		$3,025,361

Software — 1.8%
NICE Systems, Ltd. ADR	11,608	$749,413

		$749,413

3

Security	Shares	Value
Specialty Retail — 2.6%
CST Brands, Inc.	10,782	$408,422
Penske Automotive Group, Inc.	4,327	233,658
Stage Stores, Inc.	24,498	431,165

		$1,073,245

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	10,466	$404,302

		$404,302

Total Common Stocks (identified cost $31,466,646)		$40,929,889

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(2)	$21	$20,736

Total Short-Term Investments (identified cost $20,736)		$20,736

Total Investments — 100.1% (identified cost $31,487,382)		$40,950,625

Other Assets, Less Liabilities — (0.1)%		$(34,951)

Net Assets — 100.0%		$40,915,674

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $2,544.

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$31,547,157

Gross unrealized appreciation	$10,901,163
Gross unrealized depreciation	(1,497,695)

Net unrealized appreciation	$9,403,468

4

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$40,929,889	*	$—	$—	$40,929,889
Short-Term Investments	—		20,736	—	20,736
Total Investments	$40,929,889		$20,736	$—	$40,950,625

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective August 7, 2015, the name of Tax-Managed Global Small-Cap Portfolio was changed from Tax-Managed Small-Cap Value Portfolio. In connection with this change, the Portfolio’s investment objective was changed to long-term after-tax returns and the Portfolio no longer employs a value investment strategy. The change in the Portfolio’s investment objective was approved by the Portfolio’s interestholders at a special meeting on July 24, 2015.

5

Eaton Vance

Tax-Managed Value Fund

July 31, 2015 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $608,918,029 and the Fund owned 82.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%

Security	Shares	Value
Aerospace & Defense — 3.7%
Boeing Co. (The)	50,170	$7,233,009
Honeywell International, Inc.	85,000	8,929,250
United Technologies Corp.	113,000	11,335,030

		$27,497,289

Banks — 14.4%
Citigroup, Inc.	376,305	$21,998,790
JPMorgan Chase & Co.	375,000	25,698,750
KeyCorp	700,000	10,388,000
PNC Financial Services Group, Inc. (The)	168,900	16,582,602
U.S. Bancorp	190,000	8,589,900
Wells Fargo & Co.	386,390	22,360,390

		$105,618,432

Biotechnology — 0.5%
Gilead Sciences, Inc.	34,260	$4,037,884

		$4,037,884

Capital Markets — 4.4%
Affiliated Managers Group, Inc.(1)	32,702	$6,798,746
Ameriprise Financial, Inc.	80,000	10,053,600
Credit Suisse Group AG ADR	100,881	2,970,945
Goldman Sachs Group, Inc. (The)	62,126	12,740,179

		$32,563,470

Chemicals — 2.8%
Monsanto Co.	101,073	$10,298,328
Praxair, Inc.	90,214	10,297,026

		$20,595,354

Communications Equipment — 0.7%
QUALCOMM, Inc.	85,000	$5,473,150

		$5,473,150

Consumer Finance — 0.6%
American Express Co.	60,087	$4,570,217

		$4,570,217

Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	279,450	$13,075,466

		$13,075,466

Electric Utilities — 2.4%
NextEra Energy, Inc.	165,000	$17,358,000

		$17,358,000

Electrical Equipment — 0.8%
Hubbell, Inc., Class B	54,593	$5,700,055

		$5,700,055

Food & Staples Retailing — 3.7%
CVS Health Corp.	89,285	$10,041,884
Kroger Co. (The)	430,148	16,879,008

		$26,920,892

1

Security	Shares	Value
Food Products — 2.9%
General Mills, Inc.	182,382	$10,616,456
Nestle SA	141,005	10,667,039

		$21,283,495

Health Care Equipment & Supplies — 2.5%
Medtronic PLC	109,261	$8,564,970
Stryker Corp.	98,050	10,027,573

		$18,592,543

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	88,555	$10,750,577

		$10,750,577

Industrial Conglomerates — 4.9%
General Electric Co.	1,371,648	$35,800,013

		$35,800,013

Insurance — 5.4%
Prudential Financial, Inc.	115,608	$10,215,123
Prudential PLC ADR(2)	150,612	7,117,923
Travelers Companies, Inc. (The)	65,000	6,897,800
XL Group PLC	411,370	15,640,287

		$39,871,133

Internet Software & Services — 1.7%
Google, Inc., Class A(1)	10,000	$6,575,000
Google, Inc., Class C(1)	10,027	6,272,991

		$12,847,991

Life Sciences Tools & Services — 2.0%
Thermo Fisher Scientific, Inc.	105,000	$14,650,650

		$14,650,650

Media — 3.1%
CBS Corp., Class B	175,726	$9,396,069
Walt Disney Co. (The)	108,466	13,015,920

		$22,411,989

Metals & Mining — 0.6%
Nucor Corp.	102,191	$4,510,711

		$4,510,711

Multi-Utilities — 4.2%
PG&E Corp.	266,289	$13,982,835
Sempra Energy	165,000	16,793,700

		$30,776,535

Oil, Gas & Consumable Fuels — 10.8%
Chevron Corp.	150,000	$13,272,000
ConocoPhillips	204,890	10,314,163
EOG Resources, Inc.	96,600	7,456,554
Exxon Mobil Corp.	200,000	15,842,000
Occidental Petroleum Corp.	243,847	17,118,059
Phillips 66	155,000	12,322,500
Range Resources Corp.	68,472	2,693,689

		$79,018,965

Pharmaceuticals — 7.9%
AbbVie, Inc.	96,108	$6,728,521
Eli Lilly & Co.	237,701	20,088,111
Merck & Co., Inc.	385,000	22,699,600
Roche Holding AG PC	30,000	8,667,680

		$58,183,912

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 4.1%
AvalonBay Communities, Inc.	70,000	$12,063,800
Boston Properties, Inc.	60,000	7,396,800
Simon Property Group, Inc.	55,000	10,297,100

		$29,757,700

Road & Rail — 0.7%
Union Pacific Corp.	55,575	$5,423,564

		$5,423,564

Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	371,438	$10,753,130

		$10,753,130

Software — 3.1%
Microsoft Corp.	202,603	$9,461,560
Oracle Corp.	235,801	9,417,892
SAP SE ADR(2)	49,900	3,576,333

		$22,455,785

Specialty Retail — 1.4%
Home Depot, Inc. (The)	89,699	$10,497,474

		$10,497,474

Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	72,260	$8,765,138

		$8,765,138

Tobacco — 3.2%
Altria Group, Inc.	176,423	$9,593,883
Reynolds American, Inc.	162,465	13,937,872

		$23,531,755

Total Common Stocks (identified cost $441,630,797)		$723,293,269

Short-Term Investments — 2.7%

Description	Principal Amount (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.11%(3)(4)	$9,627	$9,627,186
Eaton Vance Cash Reserves Fund, LLC, 0.20%(4)	9,951	9,951,283

Total Short-Term Investments (identified cost $19,578,469)		$19,578,469

Total Investments — 101.2% (identified cost $461,209,266)		$742,871,738

Other Assets, Less Liabilities — (1.2)%		$(8,540,696)

Net Assets — 100.0%		$734,331,042

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at July 31, 2015.

3

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at July 31, 2015. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At July 31, 2015, the Portfolio loaned securities having a market value of $9,365,761 and received $9,627,186 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 were $3,573 and $15,638, respectively.

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$464,713,040

Gross unrealized appreciation	$282,214,918
Gross unrealized depreciation	(4,056,220)

Net unrealized appreciation	$278,158,698

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$32,909,463	$—		$—	$32,909,463
Consumer Staples	61,069,103	10,667,039		—	71,736,142
Energy	79,018,965	—		—	79,018,965
Financials	212,380,952	—		—	212,380,952
Health Care	97,547,886	8,667,680		—	106,215,566
Industrials	74,420,921	—		—	74,420,921
Information Technology	60,295,194	—		—	60,295,194
Materials	25,106,065	—		—	25,106,065
Telecommunication Services	13,075,466	—		—	13,075,466
Utilities	48,134,535	—		—	48,134,535
Total Common Stocks	$703,958,550	$19,334,719	*	$—	$723,293,269
Short-Term Investments	$—	$19,578,469		$—	$19,578,469
Total Investments	$703,958,550	$38,913,188		$—	$742,871,738

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

U.S. Government Money Market Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Government Agency Obligations — 90.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
0.375%, 8/28/15	$1,500	$1,500,199
Discount Note, 0.08%, 8/5/15	800	799,996
Discount Note, 0.14%, 8/5/15	300	299,998
Discount Note, 0.065%, 8/7/15	2,700	2,699,981
Discount Note, 0.055%, 8/11/15	2,500	2,499,969
Discount Note, 0.05%, 8/12/15	2,159	2,158,973
Discount Note, 0.07%, 8/12/15	1,677	1,676,971
Discount Note, 0.10%, 8/12/15	1,700	1,699,958
Discount Note, 0.07%, 8/14/15	2,175	2,174,953
Discount Note, 0.05%, 8/17/15	2,493	2,492,952
Discount Note, 0.08%, 8/17/15	500	499,984
Discount Note, 0.14%, 8/18/15	500	499,971
Discount Note, 0.20%, 8/18/15	500	499,958
Discount Note, 0.09%, 8/19/15	2,000	1,999,920
Discount Note, 0.07%, 8/20/15	3,000	2,999,901
Discount Note, 0.055%, 8/21/15	3,000	2,999,917
Discount Note, 0.175%, 8/21/15	600	599,948
Discount Note, 0.06%, 8/24/15	1,350	1,349,953
Discount Note, 0.05%, 8/25/15	1,000	999,969
Discount Note, 0.085%, 8/26/15	2,955	2,954,840
Discount Note, 0.07%, 9/1/15	1,800	1,799,899
Discount Note, 0.065%, 9/2/15	3,000	2,999,837
Discount Note, 0.05%, 9/3/15	1,266	1,265,945
Discount Note, 0.065%, 9/4/15	846	845,951
Discount Note, 0.07%, 9/8/15	738	737,948
Discount Note, 0.09%, 9/8/15	1,200	1,199,892
Discount Note, 0.067%, 9/9/15	3,000	2,999,793
Discount Note, 0.08%, 9/11/15	1,500	1,499,870
Discount Note, 0.11%, 9/11/15	600	599,929
Discount Note, 0.07%, 9/15/15	2,500	2,499,791
Discount Note, 0.065%, 9/16/15	3,250	3,249,742
Discount Note, 0.09%, 9/16/15	379	378,958
Discount Note, 0.085%, 9/18/15	600	599,935
Discount Note, 0.10%, 9/23/15	1,500	1,499,788
Discount Note, 0.145%, 11/12/15	488	487,801
Discount Note, 0.20%, 11/16/15	1,150	1,149,329

		$57,222,719

Federal Home Loan Mortgage Corp.:
Discount Note, 0.16%, 8/5/15	$3,500	$3,499,969
Discount Note, 0.18%, 8/18/15	300	299,980
Discount Note, 0.06%, 9/14/15	1,200	1,199,916
Discount Note, 0.145%, 10/2/15	1,677	1,676,595
Discount Note, 0.25%, 10/26/15	630	629,632
Discount Note, 0.17%, 11/23/15	2,500	2,498,678

		$9,804,770

1

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association:
Discount Note, 0.05%, 8/3/15	$1,250	$1,250,000
Discount Note, 0.11%, 8/14/15	455	454,984
Discount Note, 0.135%, 9/1/15	1,490	1,489,838
Discount Note, 0.14%, 10/1/15	1,500	1,499,656

		$4,694,478

Total U.S. Government Agency Obligations (amortized cost $71,721,967)		$71,721,967

U.S. Treasury Obligations — 10.7%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Note, 0.375%, 8/31/15	$2,000	$2,000,441
U.S. Treasury Note, 0.25%, 9/15/15	3,500	3,500,846
U.S. Treasury Note, 0.25%, 10/15/15	2,500	2,500,891
U.S. Treasury Note, 0.25%, 11/30/15	500	500,263

Total U.S. Treasury Obligations (amortized cost $8,502,441)		$8,502,441

Total Investments — 100.7% (amortized cost $80,224,408)(1)		$80,224,408

Other Assets, Less Liabilities — (0.7)%		$(548,475)

Net Assets — 100.0%		$79,675,933

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Cost for federal income taxes is the same.

The Fund did not have any open financial instruments at July 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

2

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the 1940 Act). Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at amortized cost, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$71,721,967	$—	$71,721,967
U.S. Treasury Obligations	—	8,502,441	—	8,502,441
Total Investments	$—	$80,224,408	$—	$80,224,408

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On August 10, 2015, the Fund’s Trustees approved the liquidation of the Fund. All of the Fund’s outstanding Shares are expected to be redeemed and the Fund liquidated on or about October 29, 2015.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015